UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

                                          4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                                  44144
 (Address of principal executive offices)                                        (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH  43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

December 31, 2023
Semi Annual Report
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value Fund
Victory Integrity Small-Cap Value Fund
Victory Integrity Small/Mid-Cap Value Fund
Victory Munder Multi-Cap Fund
Victory S&P 500 Index Fund
Victory Munder Mid-Cap Core Growth Fund
Victory Trivalent International Fund — Core Equity
Victory Trivalent International Small-Cap Fund
Victory Total Return Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Investment Objectives and Portfolio Holdings 3
Schedules of Portfolio Investments
Victory Integrity Discovery Fund
13
Victory Integrity Mid-Cap Value Fund
16
Victory Integrity Small-Cap Value Fund
19
Victory Integrity Small/Mid-Cap Value Fund
22
Victory Munder Multi-Cap Fund
25
Victory S&P 500 Index Fund
28
Victory Munder Mid-Cap Core Growth Fund
38
Victory Trivalent International Fund — Core Equity
40
Victory Trivalent International Small-Cap Fund
50
Victory Total Return Bond Fund
59
Financial Statements
Statements of Assets and Liabilities
67
Statements of Operations
71
Statements of Changes in Net Assets
75
Financial Highlights
88
Notes to Financial Statements 131
Supplemental Information
Proxy Voting and Portfolio Holdings Information
145
Expense Examples
145
Advisory Contract Approval
147
Privacy Policy
151

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Victory Portfolios
Victory Integrity Discovery Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Brookdale Senior Living, Inc.
1.6%
RadNet, Inc.
1.4%
Columbus McKinnon Corp.
1.2%
Ichor Holdings Ltd.
1.2%
NETSTREIT Corp.
1.2%
Clear Channel Outdoor Holdings, Inc.
1.1%
Chuy's Holdings, Inc.
1.1%
Enviri Corp.
1.1%
Dime Community Bancshares, Inc.
1.1%
Modine Manufacturing Co.
1.1%
Financials
25.4%
Industrials
17.8%
Consumer Discretionary
13.8%
Information Technology
12.1%
Materials
6.7%
Energy
6.5%
Health Care
6.4%
Real Estate
4.6%
Communication Services
4.3%
Utilities
0.7%

Victory Portfolios
Victory Integrity Mid-Cap Value Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Parker-Hannifin Corp.
1.6%
Ferguson PLC
1.4%
Realty Income Corp.
1.4%
PACCAR, Inc.
1.4%
State Street Corp.
1.3%
Cleveland-Cliffs, Inc.
1.3%
Westinghouse Air Brake Technologies Corp.
1.3%
Martin Marietta Materials, Inc.
1.2%
PVH Corp.
1.2%
Essex Property Trust, Inc.
1.1%
Industrials
21.5%
Financials
14.6%
Information Technology
9.8%
Consumer Discretionary
9.0%
Utilities
8.5%
Real Estate
8.3%
Materials
8.0%
Health Care
6.6%
Consumer Staples
5.4%
Energy
5.0%

Victory Portfolios
Victory Integrity Small-Cap Value Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
SouthState Corp.
1.3%
Valley National Bancorp
1.2%
UFP Industries, Inc.
1.1%
Permian Resources Corp.
1.1%
Moog, Inc., Class A
1.1%
International Seaways, Inc.
1.1%
Bank of Hawaii Corp.
1.1%
Glacier Bancorp, Inc.
1.1%
AGNC Investment Corp.
1.0%
Matador Resources Co.
1.0%
Financials
22.7%
Industrials
16.4%
Energy
9.3%
Real Estate
9.1%
Consumer Discretionary
9.0%
Information Technology
8.9%
Health Care
7.4%
Materials
6.9%
Utilities
5.0%
Consumer Staples
2.4%

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
First Industrial Realty Trust, Inc.
1.3%
PVH Corp.
1.3%
Carlisle Cos., Inc.
1.3%
Gaming and Leisure Properties, Inc.
1.3%
Valmont Industries, Inc.
1.3%
Pentair PLC
1.3%
Saia, Inc.
1.2%
ITT, Inc.
1.2%
Textron, Inc.
1.2%
Clean Harbors, Inc.
1.2%
Industrials
22.8%
Financials
18.6%
Consumer Discretionary
11.7%
Materials
9.1%
Information Technology
9.0%
Real Estate
8.3%
Health Care
7.3%
Energy
6.0%
Utilities
4.9%
Consumer Staples
4.2%

Victory Portfolios
Victory Munder Multi-Cap Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
6.7%
Apple, Inc.
6.2%
Alphabet, Inc., Class A
4.7%
Amazon.com, Inc.
2.9%
Eli Lilly & Co.
2.4%
JPMorgan Chase & Co.
2.1%
iShares Russell 3000 ETF
1.9%
NVIDIA Corp.
1.9%
Visa, Inc., Class A
1.8%
Cadence Design Systems, Inc.
1.6%
Information Technology
24.2%
Financials
17.5%
Health Care
13.5%
Industrials
10.6%
Consumer Discretionary
10.5%
Communication Services
8.8%
Energy
4.6%
Consumer Staples
4.2%
Exchange-Traded Funds
1.9%
Real Estate
1.8%

Victory Portfolios
Victory S&P 500 Index Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide performance and income that is comparable to the S&P 500
®
Index.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
7.0%
Microsoft Corp.
6.9%
Amazon.com, Inc.
3.4%
NVIDIA Corp.
3.0%
Alphabet, Inc., Class A
2.1%
Meta Platforms, Inc., Class A
2.0%
Alphabet, Inc., Class C
1.7%
Tesla, Inc.
1.7%
Berkshire Hathaway, Inc., Class B
1.6%
JPMorgan Chase & Co.
1.2%
Information Technology
28.5%
Financials
12.9%
Health Care
12.5%
Consumer Discretionary
10.8%
Industrials
8.7%
Communication Services
8.5%
Consumer Staples
6.1%
Energy
3.9%
Real Estate
2.5%
Materials
2.4%

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Trane Technologies PLC
2.4%
Trex Co., Inc.
2.1%
Monolithic Power Systems, Inc.
2.1%
Live Nation Entertainment, Inc.
2.1%
SPDR S&P MidCap 400 ETF Trust
2.0%
D.R. Horton, Inc.
2.0%
Brown & Brown, Inc.
2.0%
Zoetis, Inc.
2.0%
NVR, Inc.
1.9%
Fair Isaac Corp.
1.9%
Industrials
18.4%
Information Technology
18.1%
Financials
12.7%
Consumer Discretionary
11.9%
Health Care
11.0%
Real Estate
6.4%
Consumer Staples
4.9%
Communication Services
3.8%
Energy
3.7%
Materials
3.7%

Victory Portfolios
Victory Trivalent International Fund — Core Equity
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term growth of capital.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Novo Nordisk A/S, Class B
2.2%
Novartis AG, Registered Shares
1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.
1.6%
Samsung Electronics Co. Ltd.
1.3%
AstraZeneca PLC
1.3%
3i Group PLC
1.2%
Stellantis NV
1.2%
Siemens AG, Registered Shares
1.1%
iShares Core MSCI EAFE ETF
1.0%
Deutsche Telekom AG
0.9%
Financials
20.0%
Industrials
12.2%
Consumer Discretionary
12.2%
Information Technology
11.3%
Health Care
9.6%
Materials
7.9%
Consumer Staples
7.4%
Energy
5.5%
Communication Services
5.1%
Utilities
4.0%

Victory Portfolios
Victory Trivalent International Small-Cap Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term growth of capital.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Celestica, Inc.
1.2%
Arkema SA
0.9%
AIXTRON SE
0.9%
Bank of Ireland Group PLC
0.9%
Internet Initiative Japan, Inc.
0.8%
PSP Swiss Property AG, Registered Shares
0.8%
Daido Steel Co. Ltd.
0.8%
Sopra Steria Group
0.8%
BE Semiconductor Industries NV
0.8%
Finning International, Inc.
0.8%
Industrials
22.2%
Information Technology
11.9%
Consumer Discretionary
11.8%
Materials
10.5%
Financials
10.2%
Health Care
8.5%
Real Estate
8.3%
Communication Services
4.5%
Energy
4.2%
Consumer Staples
4.1%

Victory Portfolios
Victory Total Return Bond Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide a high level of current income. Its secondary objective is capital appreciation.
Asset Allocation*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Integrity Discovery Fund
13
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.3%)
Banks (19.6%):
Bridgewater Bancshares, Inc. (a) ............................................ 36,051 $ 487
Business First Bancshares, Inc. ............................................. 19,700 486
Central Pacific Financial Corp. ............................................. 20,450 402
Civista Bancshares, Inc. .................................................. 26,900 496
ConnectOne Bancorp, Inc. ................................................ 26,900 616
Dime Community Bancshares, Inc. .......................................... 25,500 687
Financial Institutions, Inc. ................................................. 17,600 375
First Internet Bancorp .................................................... 17,500 423
First Mid Bancshares, Inc. ................................................ 17,450 605
German American Bancorp, Inc. ............................................ 17,970 582
HarborOne Bancorp, Inc. ................................................. 45,900 550
Heritage Commerce Corp. ................................................ 55,200 548
Independent Bank Corp. .................................................. 19,700 513
Mercantile Bank Corp. ................................................... 10,360 418
Origin Bancorp, Inc. ..................................................... 17,900 637
Peoples Bancorp, Inc. .................................................... 16,650 562
Premier Financial Corp. .................................................. 27,250 657
Primis Financial Corp. ................................................... 34,300 434
QCR Holdings, Inc. ..................................................... 9,050 528
SmartFinancial, Inc. ..................................................... 12,775 313
Southern Missouri Bancorp, Inc. ............................................ 9,520 508
The First Bancshares, Inc. ................................................. 21,750 638
Univest Financial Corp. .................................................. 26,700 588
Washington Trust Bancorp, Inc. ............................................. 10,800 350
12,403
Capital Markets (0.9%):
Diamond Hill Investment Group, Inc. ........................................ 3,445 570
Communication Services (4.3%):
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 399,000 726
IMAX Corp. (a) ........................................................ 18,600 279
Magnite, Inc. (a) (b) ...................................................... 48,700 455
PubMatic, Inc. , Class A (a) ................................................ 21,400 349
The E.W. Scripps Co. , Class A (a) ........................................... 43,750 350
The Marcus Corp. ...................................................... 40,350 588
2,747
Consumer Discretionary (13.8%):
BJ's Restaurants, Inc. (a) .................................................. 17,800 641
Caleres, Inc. .......................................................... 21,700 667
Chuy's Holdings, Inc. (a) .................................................. 18,600 711
European Wax Center, Inc. , Class A (a) ........................................ 23,432 318
Genesco, Inc. (a) ........................................................ 11,000 387
Hibbett, Inc. .......................................................... 7,692 554
Latham Group, Inc. (a) ................................................... 131,500 346
Lindblad Expeditions Holdings, Inc. (a) ....................................... 53,500 603
MasterCraft Boat Holdings, Inc. (a) .......................................... 17,000 385
Modine Manufacturing Co. (a) .............................................. 11,500 687
Motorcar Parts of America, Inc. (a) ........................................... 50,500 472
National Vision Holdings, Inc. (a) ............................................ 17,600 368
OneWater Marine, Inc. (a) ................................................. 19,550 661
Potbelly Corp. (a) ....................................................... 38,500 401
Red Robin Gourmet Burgers, Inc. (a) (b) ....................................... 35,000 436
Solo Brands, Inc. , Class A (a) ............................................... 64,500 397
Universal Electronics, Inc. (a) .............................................. 32,000 301
Zumiez, Inc. (a) ........................................................ 18,700 380
8,715
Consumer Finance (0.9%):
EZCORP, Inc. , Class A (a) ................................................. 65,200 570

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (6.5%):
Berry Corp. ........................................................... 76,500 $ 538
Diamond Offshore Drilling, Inc. (a) .......................................... 43,050 560
Helix Energy Solutions Group, Inc. (a) ........................................ 54,150 557
ProPetro Holding Corp. (a) ................................................ 50,000 419
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 50,000 398
Talos Energy, Inc. (a) ..................................................... 30,750 437
Teekay Tankers Ltd. , Class A ............................................... 11,700 584
Vital Energy, Inc. (a) ..................................................... 13,520 615
4,108
Financial Services (0.8%):
I3 Verticals, Inc. , Class A (a) ............................................... 24,400 517
Health Care (6.4%):
Artivion, Inc. (a) ........................................................ 33,000 590
Brookdale Senior Living, Inc. (a) ............................................ 171,900 1,001
Collegium Pharmaceutical, Inc. (a) ........................................... 19,775 609
Community Health Systems, Inc. (a) .......................................... 111,948 350
HealthStream, Inc. ...................................................... 23,600 638
RadNet, Inc. (a) ........................................................ 25,000 869
4,057
Industrials (17.8%):
BlueLinx Holdings, Inc. (a) ................................................ 5,480 621
Columbus McKinnon Corp. ............................................... 19,900 777
Covenant Logistics Group, Inc. ............................................. 9,510 438
CRA International, Inc. ................................................... 3,800 376
Ducommun, Inc. (a) ..................................................... 12,800 666
DXP Enterprises, Inc. (a) .................................................. 13,500 455
Eagle Bulk Shipping, Inc. (b) ............................................... 9,600 532
Enviri Corp. (a) ......................................................... 76,400 688
Great Lakes Dredge & Dock Corp. (a) ........................................ 75,000 576
Hawaiian Holdings, Inc. (a) ................................................ 19,100 271
IBEX Holdings Ltd. (a) ................................................... 21,750 413
Insteel Industries, Inc. .................................................... 13,300 509
Interface, Inc. ......................................................... 44,450 561
Kelly Services, Inc. , Class A ............................................... 24,100 521
Matrix Service Co. (a) .................................................... 39,300 384
Park Aerospace Corp. .................................................... 23,100 340
Park-Ohio Holdings Corp. ................................................ 13,750 371
Quanex Building Products Corp. ............................................ 13,200 404
SP Plus Corp. (a) ........................................................ 6,350 325
Sterling Check Corp. (a) .................................................. 30,200 420
Titan Machinery, Inc. (a) .................................................. 20,700 598
VSE Corp. ............................................................ 9,500 614
Willdan Group, Inc. (a) ................................................... 20,300 436
11,296
Information Technology (12.1%):
Benchmark Electronics, Inc. ............................................... 23,400 647
Comtech Telecommunications Corp. ......................................... 54,700 461
Digi International, Inc. (a) ................................................. 13,500 351
Harmonic, Inc. (a) ....................................................... 41,900 546
Ichor Holdings Ltd. (a) ................................................... 22,500 757
Kimball Electronics, Inc. (a) ............................................... 23,850 643
Lantronix, Inc. (a) ....................................................... 65,500 384
nLight, Inc. (a) ......................................................... 33,600 454
OneSpan, Inc. (a) ....................................................... 28,400 304
PDF Solutions, Inc. (a) ................................................... 14,940 480
Ribbon Communications, Inc. (a) ............................................ 156,000 452
SkyWater Technology, Inc. (a) (b) ............................................ 53,500 515
TTM Technologies, Inc. (a) ................................................ 32,400 512
Veeco Instruments, Inc. (a) ................................................. 21,400 664

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Vishay Precision Group, Inc. (a) ............................................. 14,450 $ 492
7,662
Insurance (1.4%):
HCI Group, Inc. ........................................................ 5,970 522
Heritage Insurance Holdings, Inc. (a) ......................................... 58,000 378
900
Materials (6.7%):
AdvanSix, Inc. ......................................................... 21,800 653
Clearwater Paper Corp. (a) ................................................. 17,550 634
Haynes International, Inc. ................................................. 11,250 642
Koppers Holdings, Inc. ................................................... 11,250 576
Schnitzer Steel Industries, Inc. ............................................. 19,420 586
SunCoke Energy, Inc. .................................................... 50,100 538
TimkenSteel Corp. (a) .................................................... 25,750 604
4,233
Mortgage Real Estate Investment Trusts (REITs) (1.8%):
Ares Commercial Real Estate Corp. (b) ........................................ 48,500 503
Dynex Capital, Inc. ..................................................... 52,350 655
1,158
Real Estate (4.6%):
City Office REIT, Inc. .................................................... 79,000 483
Global Medical REIT, Inc. ................................................ 54,600 606
NETSTREIT Corp. ..................................................... 42,250 754
NexPoint Residential Trust, Inc. ............................................ 13,350 460
Plymouth Industrial REIT, Inc. ............................................. 26,300 633
2,936
Utilities (0.7%):
Unitil Corp. ........................................................... 8,423 443
Total Common Stocks (Cost $50,612)
a
a
a
62,315
Collateral for Securities Loaned (1.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (c) ........ 293,659 293
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (c) ............ 293,659 294
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 293,659 294
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (c) . 293,659 294
Total Collateral for Securities Loaned (Cost $1,175)
a
a
a
1,175
Total Investments (Cost $51,787) — 100.2% 63,490
Liabilities in excess of other assets — (0.2)% (109)
NET ASSETS - 100.00% $ 63,381
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2023.
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Integrity Mid-Cap Value Fund
16
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.0%)
Communication Services (2.3%):
Liberty Media Corp.-Liberty Formula One (a) ................................... 38,165 $ 2,409
Lions Gate Entertainment Corp. , Class B (a) .................................... 154,908 1,579
Take-Two Interactive Software, Inc. (a) ........................................ 21,183 3,409
7,397
Consumer Discretionary (9.0%):
Brunswick Corp. ....................................................... 28,612 2,768
Caesars Entertainment, Inc. (a) .............................................. 57,958 2,717
Genuine Parts Co. ...................................................... 19,916 2,758
Kontoor Brands, Inc. .................................................... 42,773 2,670
Marriott Vacations Worldwide Corp. ......................................... 29,921 2,540
Nordstrom, Inc. ........................................................ 92,809 1,712
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 142,883 2,864
PVH Corp. ........................................................... 31,706 3,872
Ralph Lauren Corp. ..................................................... 19,516 2,814
Visteon Corp. (a) ........................................................ 16,314 2,038
Yum! Brands, Inc. ...................................................... 22,855 2,986
29,739
Consumer Staples (5.4%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 41,661 2,777
Coty, Inc. , Class A (a) .................................................... 219,400 2,725
Dollar Tree, Inc. (a) ...................................................... 23,200 3,295
Lamb Weston Holdings, Inc. ............................................... 26,421 2,856
Molson Coors Beverage Co. , Class B ......................................... 49,434 3,026
Performance Food Group Co. (a) ............................................ 42,397 2,932
17,611
Energy (5.0%):
Antero Resources Corp. (a) ................................................ 102,667 2,328
Diamondback Energy, Inc. ................................................ 19,781 3,068
Halliburton Co. ........................................................ 82,425 2,980
Hess Corp. ............................................................ 19,381 2,794
Ovintiv, Inc. .......................................................... 43,346 1,904
Phillips 66 ............................................................ 24,429 3,252
16,326
Financials (14.6%):
Annaly Capital Management, Inc. ........................................... 123,966 2,401
Arch Capital Group Ltd. (a) ................................................ 38,361 2,849
Arthur J. Gallagher & Co. ................................................. 15,559 3,499
Artisan Partners Asset Management, Inc. , Class A ................................ 54,409 2,404
Cincinnati Financial Corp. ................................................ 22,310 2,308
Fifth Third Bancorp ..................................................... 107,697 3,714
Global Payments, Inc. .................................................... 28,367 3,603
Huntington Bancshares, Inc. ............................................... 253,652 3,226
Lincoln National Corp. ................................................... 91,012 2,455
M&T Bank Corp. ....................................................... 22,185 3,041
Principal Financial Group, Inc. ............................................. 30,659 2,412
Raymond James Financial, Inc. ............................................. 30,212 3,369
Reinsurance Group of America, Inc. ......................................... 20,863 3,375
State Street Corp. ....................................................... 54,795 4,244
The Hartford Financial Services Group, Inc. .................................... 33,808 2,718
Western Alliance Bancorp ................................................. 37,005 2,435
48,053
Health Care (6.6%):
Centene Corp. (a) ....................................................... 31,087 2,307
Encompass Health Corp. .................................................. 44,345 2,959
GE HealthCare Technologies, Inc. ........................................... 31,087 2,403
Jazz Pharmaceuticals PLC (a) .............................................. 16,007 1,969
Laboratory Corp. of America Holdings ........................................ 10,727 2,438

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Perrigo Co. PLC ....................................................... 52,962 $ 1,704
STERIS PLC .......................................................... 12,076 2,655
Tenet Healthcare Corp. (a) ................................................. 37,001 2,796
United Therapeutics Corp. (a) .............................................. 11,555 2,541
21,772
Industrials (21.5%):
Carlisle Cos., Inc. ....................................................... 9,590 2,996
Clean Harbors, Inc. (a) ................................................... 16,616 2,900
Curtiss-Wright Corp. .................................................... 12,515 2,788
Delta Air Lines, Inc. ..................................................... 61,463 2,473
Ferguson PLC ......................................................... 24,665 4,762
Fluor Corp. (a) ......................................................... 73,397 2,875
Howmet Aerospace, Inc. .................................................. 52,628 2,848
ITT, Inc. ............................................................. 27,434 3,273
Johnson Controls International PLC .......................................... 41,175 2,373
Leidos Holdings, Inc. .................................................... 27,222 2,947
Lincoln Electric Holdings, Inc. ............................................. 12,916 2,809
Old Dominion Freight Line, Inc. ............................................ 8,415 3,411
PACCAR, Inc. ......................................................... 46,941 4,584
Parker-Hannifin Corp. ................................................... 11,218 5,168
Pentair PLC ........................................................... 47,642 3,464
Regal Rexnord Corp. .................................................... 19,903 2,946
Ryder System, Inc. ...................................................... 20,614 2,372
Saia, Inc. (a) ........................................................... 5,571 2,441
Textron, Inc. .......................................................... 36,306 2,920
The Brink's Co. ........................................................ 29,949 2,634
Valmont Industries, Inc. .................................................. 15,413 3,599
Westinghouse Air Brake Technologies Corp. .................................... 32,680 4,147
70,730
Information Technology (9.8%):
Flex Ltd. (a) ........................................................... 77,231 2,353
Gen Digital, Inc. ....................................................... 135,663 3,096
Hewlett Packard Enterprise Co. ............................................. 163,766 2,781
HP, Inc. .............................................................. 80,207 2,413
Jabil, Inc. ............................................................ 18,128 2,310
Juniper Networks, Inc. ................................................... 98,483 2,903
Marvell Technology, Inc. ................................................. 39,851 2,403
Microchip Technology, Inc. ................................................ 35,769 3,226
MKS Instruments, Inc. ................................................... 29,680 3,053
ON Semiconductor Corp. (a) ............................................... 30,738 2,568
Teradata Corp. (a) ....................................................... 64,104 2,789
Western Digital Corp. (a) .................................................. 46,237 2,421
32,316
Materials (8.0%):
ATI, Inc. (a) ........................................................... 62,139 2,826
Berry Global Group, Inc. ................................................. 47,387 3,193
Celanese Corp. ......................................................... 22,998 3,573
CF Industries Holdings, Inc. ............................................... 30,886 2,456
Cleveland-Cliffs, Inc. (a) .................................................. 203,884 4,163
Martin Marietta Materials, Inc. ............................................. 7,773 3,878
Reliance Steel & Aluminum Co. ............................................ 11,260 3,149
Westlake Corp. ........................................................ 21,065 2,948
26,186
Real Estate (8.3%):
Apartment Income REIT Corp. ............................................. 81,722 2,838
Essex Property Trust, Inc. ................................................. 15,318 3,798
Federal Realty Investment Trust ............................................ 28,971 2,985
Host Hotels & Resorts, Inc. ................................................ 174,966 3,407
Realty Income Corp. .................................................... 81,287 4,668
VICI Properties, Inc. .................................................... 111,375 3,551

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Welltower, Inc. ......................................................... 34,074 $ 3,072
Weyerhaeuser Co. ...................................................... 90,479 3,146
27,465
Utilities (8.5%):
CenterPoint Energy, Inc. .................................................. 88,126 2,518
Constellation Energy Corp. ................................................ 28,808 3,368
DTE Energy Co. ....................................................... 20,280 2,236
Evergy, Inc. ........................................................... 40,002 2,088
FirstEnergy Corp. ....................................................... 74,296 2,724
National Fuel Gas Co. ................................................... 41,565 2,085
Pinnacle West Capital Corp. ............................................... 29,287 2,104
PPL Corp. ............................................................ 101,147 2,741
UGI Corp. ............................................................ 102,772 2,528
Vistra Corp. ........................................................... 78,901 3,039
Xcel Energy, Inc. ....................................................... 42,493 2,631
28,062
Total Common Stocks (Cost $270,765)
a
a
a
325,657
Total Investments (Cost $270,765) — 99.0% 325,657
Other assets in excess of liabilities — 1.0% 3,345
NET ASSETS - 100.00% $ 329,002
At December 31, 2023, the Fund's investments in foreign securities were 5.4% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Integrity Small-Cap Value Fund
19
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.7%)
Communication Services (1.6%):
Cinemark Holdings, Inc. (a) ................................................ 540,200 $ 7,611
Lions Gate Entertainment Corp. , Class B (a) .................................... 730,000 7,439
Magnite, Inc. (a) ........................................................ 1,000,000 9,340
24,390
Consumer Discretionary (9.0%):
Bloomin' Brands, Inc. .................................................... 408,000 11,485
Kontoor Brands, Inc. .................................................... 192,000 11,985
Light & Wonder, Inc. (a) .................................................. 147,400 12,103
Marriott Vacations Worldwide Corp. ......................................... 126,300 10,722
Modine Manufacturing Co. (a) .............................................. 227,000 13,552
Nordstrom, Inc. ........................................................ 826,800 15,254
PVH Corp. ........................................................... 125,300 15,302
Sally Beauty Holdings, Inc. (a) .............................................. 854,000 11,341
Steven Madden Ltd. ..................................................... 341,000 14,322
The Gap, Inc. .......................................................... 565,500 11,824
Visteon Corp. (a) ........................................................ 92,000 11,491
139,381
Consumer Staples (2.4%):
Edgewell Personal Care Co. ............................................... 221,000 8,095
The Andersons, Inc. ..................................................... 218,500 12,573
The Simply Good Foods Co. (a) ............................................. 228,500 9,049
TreeHouse Foods, Inc. (a) ................................................. 196,100 8,128
37,845
Energy (9.3%):
Atlas Energy Solutions, Inc. ............................................... 645,000 11,107
California Resources Corp. ................................................ 194,300 10,624
Chord Energy Corp. ..................................................... 93,550 15,551
Civitas Resources, Inc. ................................................... 200,000 13,676
Diamond Offshore Drilling, Inc. (a) .......................................... 1,152,000 14,976
Green Plains, Inc. (a) ..................................................... 480,600 12,121
International Seaways, Inc. ................................................ 369,000 16,782
Matador Resources Co. ................................................... 279,100 15,869
Murphy Oil Corp. ...................................................... 356,000 15,187
Permian Resources Corp. ................................................. 1,298,000 17,653
143,546
Financials (22.7%):
AGNC Investment Corp. ................................................. 1,650,200 16,189
Ameris Bancorp ........................................................ 283,000 15,013
Artisan Partners Asset Management, Inc. , Class A ................................ 236,500 10,449
Assured Guaranty Ltd. ................................................... 147,000 11,000
Atlantic Union Bankshares Corp. ............................................ 366,300 13,385
Banc of California, Inc. .................................................. 681,500 9,153
Bank of Hawaii Corp. .................................................... 229,000 16,593
Banner Corp. .......................................................... 240,500 12,881
Dynex Capital, Inc. ..................................................... 825,300 10,333
First Bancorp .......................................................... 288,000 10,659
First Merchants Corp. .................................................... 409,505 15,184
Glacier Bancorp, Inc. .................................................... 401,000 16,569
Kemper Corp. ......................................................... 172,800 8,410
Ladder Capital Corp. .................................................... 896,200 10,315
MGIC Investment Corp. .................................................. 739,200 14,259
Northwest Bancshares, Inc. ................................................ 994,000 12,405
Pacific Premier Bancorp, Inc. .............................................. 502,000 14,613
Primerica, Inc. ......................................................... 50,700 10,432
Prosperity Bancshares, Inc. ................................................ 118,300 8,013
RLI Corp. ............................................................ 63,600 8,466
Skyward Specialty Insurance Group, Inc. (a) .................................... 300,000 10,164
SouthState Corp. ....................................................... 228,500 19,297

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Stifel Financial Corp. .................................................... 141,000 $ 9,750
Synovus Financial Corp. .................................................. 288,000 10,843
Valley National Bancorp .................................................. 1,681,000 18,256
Veritex Holdings, Inc. .................................................... 548,000 12,752
Virtus Investment Partners, Inc. ............................................. 54,100 13,079
Western Alliance Bancorp ................................................. 177,900 11,704
350,166
Health Care (7.4%):
Brookdale Senior Living, Inc. (a) ............................................ 1,350,000 7,857
Collegium Pharmaceutical, Inc. (a) ........................................... 340,000 10,465
Encompass Health Corp. .................................................. 104,700 6,986
Haemonetics Corp. (a) .................................................... 96,400 8,243
Ironwood Pharmaceuticals, Inc. (a) ........................................... 1,264,000 14,460
LivaNova PLC (a) ....................................................... 272,000 14,073
Patterson Cos., Inc. ..................................................... 356,300 10,137
Perrigo Co. PLC ....................................................... 239,900 7,720
Prestige Consumer Healthcare, Inc. (a) ........................................ 190,700 11,675
Select Medical Holdings Corp. ............................................. 515,000 12,102
Supernus Pharmaceuticals, Inc. (a) ........................................... 353,300 10,225
113,943
Industrials (16.4%):
ArcBest Corp. ......................................................... 116,400 13,992
Atkore, Inc. (a) ......................................................... 67,000 10,720
BWX Technologies, Inc. .................................................. 119,300 9,154
Core & Main, Inc. , Class A (a) .............................................. 294,700 11,909
Curtiss-Wright Corp. .................................................... 49,500 11,028
Esab Corp. ............................................................ 119,900 10,386
Federal Signal Corp. ..................................................... 97,700 7,497
Fluor Corp. (a) ......................................................... 345,000 13,514
Gibraltar Industries, Inc. (a) ................................................ 172,500 13,624
Hub Group, Inc. , Class A (a) ............................................... 134,000 12,320
Kirby Corp. (a) ......................................................... 110,500 8,672
Korn Ferry ........................................................... 158,000 9,377
Moog, Inc. , Class A ..................................................... 121,700 17,620
Ryder System, Inc. ...................................................... 101,700 11,702
Terex Corp. ........................................................... 185,000 10,630
The Brink's Co. ........................................................ 167,800 14,758
UFP Industries, Inc. ..................................................... 141,600 17,778
Valmont Industries, Inc. .................................................. 57,400 13,403
Vestis Corp. ........................................................... 672,100 14,208
Wabash National Corp. ................................................... 384,000 9,838
Werner Enterprises, Inc. .................................................. 246,000 10,423
252,553
Information Technology (8.9%):
Belden, Inc. ........................................................... 163,700 12,646
Diodes, Inc. (a) ......................................................... 163,700 13,181
FormFactor, Inc. (a) ..................................................... 312,900 13,051
Harmonic, Inc. (a) ....................................................... 808,000 10,536
Kulicke & Soffa Industries, Inc. ............................................. 225,600 12,345
MKS Instruments, Inc. ................................................... 127,400 13,106
Plexus Corp. (a) ........................................................ 95,000 10,272
Sanmina Corp. (a) ....................................................... 246,500 12,663
Synaptics, Inc. (a) ....................................................... 125,400 14,306
Teradata Corp. (a) ....................................................... 299,000 13,009
Veeco Instruments, Inc. (a) ................................................. 389,000 12,071
137,186
Materials (6.9%):
Arch Resources, Inc. .................................................... 82,800 13,740
ATI, Inc. (a) ........................................................... 312,200 14,196
Commercial Metals Co. .................................................. 312,000 15,612

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Ecovyst, Inc. (a) ........................................................ 777,300 $ 7,594
Huntsman Corp. ........................................................ 439,100 11,035
Ingevity Corp. (a) ....................................................... 229,300 10,827
Orion SA (b) .......................................................... 356,900 9,897
Summit Materials, Inc. , Class A (a) .......................................... 355,500 13,672
Tronox Holdings PLC ................................................... 679,000 9,615
106,188
Real Estate (9.1%):
Alexander & Baldwin, Inc. ................................................ 441,500 8,397
CareTrust REIT, Inc. .................................................... 426,300 9,541
DiamondRock Hospitality Co. .............................................. 1,380,000 12,958
Easterly Government Properties, Inc. ......................................... 854,000 11,478
Essential Properties Realty Trust, Inc. ........................................ 546,000 13,956
LXP Industrial Trust ..................................................... 1,408,300 13,970
Physicians Realty Trust ................................................... 1,188,500 15,819
Sabra Health Care REIT, Inc. .............................................. 860,000 12,272
SITE Centers Corp. ..................................................... 1,138,000 15,511
STAG Industrial, Inc. .................................................... 215,200 8,449
Summit Hotel Properties, Inc. .............................................. 1,261,400 8,477
Veris Residential, Inc. .................................................... 573,000 9,013
139,841
Utilities (5.0%):
ALLETE, Inc. ......................................................... 257,500 15,749
National Fuel Gas Co. ................................................... 197,000 9,883
Northwestern Energy Group, Inc. ........................................... 264,000 13,435
ONE Gas, Inc. ......................................................... 187,700 11,960
Portland General Electric Co. .............................................. 337,000 14,606
Spire, Inc. ............................................................ 190,100 11,851
77,484
Total Common Stocks (Cost $1,260,372)
a
a
a
1,522,523
Exchange-Traded Funds (0.2%)
iShares Russell 2000 Value ETF ............................................ 17,000 2,641
Total Exchange-Traded Funds (Cost $2,344)
a
a
a
2,641
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (d) ........ 5,750 5
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (d) ............ 5,750 6
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (d) ............... 5,750 6
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (d) . 5,750 6
Total Collateral for Securities Loaned (Cost $23)
a
a
a
23
Total Investments (Cost $1,262,739) — 98.9% 1,525,187
Other assets in excess of liabilities — 1.1% 16,835
NET ASSETS - 100.00% $ 1,542,022
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on December 31, 2023.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund
22
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (103.5%)
Communication Services (1.6%):
Cinemark Holdings, Inc. (a) ................................................ 109,352 $ 1,541
Liberty Media Corp.-Liberty Formula One (a) ................................... 29,884 1,886
Lions Gate Entertainment Corp. , Class B (a) .................................... 136,569 1,392
4,819
Consumer Discretionary (11.7%):
Bloomin' Brands, Inc. .................................................... 84,213 2,371
Brunswick Corp. ....................................................... 26,516 2,565
Caesars Entertainment, Inc. (a) .............................................. 51,822 2,429
Kontoor Brands, Inc. .................................................... 39,912 2,491
Light & Wonder, Inc. (a) .................................................. 27,541 2,261
Marriott Vacations Worldwide Corp. ......................................... 28,487 2,418
Nordstrom, Inc. ........................................................ 177,918 3,283
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 144,670 2,899
PVH Corp. ........................................................... 32,248 3,938
Ralph Lauren Corp. ..................................................... 17,966 2,591
Sally Beauty Holdings, Inc. (a) .............................................. 169,815 2,255
Steven Madden Ltd. ..................................................... 67,799 2,848
Visteon Corp. (a) ........................................................ 17,619 2,201
34,550
Consumer Staples (4.2%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 36,017 2,401
Coty, Inc. , Class A (a) .................................................... 209,101 2,597
MGP Ingredients, Inc. .................................................... 19,952 1,966
Molson Coors Beverage Co. , Class B ......................................... 40,075 2,453
Performance Food Group Co. (a) ............................................ 42,147 2,914
12,331
Energy (6.0%):
Antero Resources Corp. (a) ................................................ 69,532 1,577
Cactus, Inc. , Class A ..................................................... 39,992 1,816
California Resources Corp. ................................................ 37,831 2,068
Chord Energy Corp. ..................................................... 12,006 1,996
Civitas Resources, Inc. ................................................... 29,021 1,984
Diamond Offshore Drilling, Inc. (a) .......................................... 152,447 1,982
International Seaways, Inc. ................................................ 43,618 1,984
Ovintiv, Inc. .......................................................... 47,331 2,079
Permian Resources Corp. ................................................. 156,418 2,127
17,613
Financials (18.6%):
AGNC Investment Corp. ................................................. 287,525 2,821
American Financial Group, Inc. ............................................. 17,793 2,115
Annaly Capital Management, Inc. ........................................... 159,177 3,083
Artisan Partners Asset Management, Inc. , Class A ................................ 49,700 2,196
Atlantic Union Bankshares Corp. ............................................ 68,061 2,487
Bank of Hawaii Corp. .................................................... 41,544 3,010
East West Bancorp, Inc. .................................................. 32,476 2,337
Euronet Worldwide, Inc. (a) ................................................ 23,925 2,428
Glacier Bancorp, Inc. .................................................... 74,710 3,087
Kinsale Capital Group, Inc. ................................................ 4,299 1,440
Lincoln National Corp. ................................................... 70,857 1,911
MGIC Investment Corp. .................................................. 158,744 3,062
Prosperity Bancshares, Inc. ................................................ 28,589 1,936
Reinsurance Group of America, Inc. ......................................... 13,991 2,263
Selective Insurance Group, Inc. ............................................. 20,124 2,002
SouthState Corp. ....................................................... 35,842 3,027
Stifel Financial Corp. .................................................... 37,311 2,580
Synovus Financial Corp. .................................................. 71,687 2,699
Valley National Bancorp .................................................. 237,433 2,579
Veritex Holdings, Inc. .................................................... 112,886 2,627

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Voya Financial, Inc. ..................................................... 33,770 $ 2,464
Western Alliance Bancorp ................................................. 39,299 2,585
54,739
Health Care (7.3%):
Encompass Health Corp. .................................................. 37,830 2,524
Ironwood Pharmaceuticals, Inc. (a) ........................................... 237,000 2,711
Jazz Pharmaceuticals PLC (a) .............................................. 13,993 1,721
LivaNova PLC (a) ....................................................... 43,963 2,275
Perrigo Co. PLC ....................................................... 73,501 2,365
Prestige Consumer Healthcare, Inc. (a) ........................................ 36,621 2,242
Select Medical Holdings Corp. ............................................. 91,985 2,162
Tenet Healthcare Corp. (a) ................................................. 38,520 2,911
United Therapeutics Corp. (a) .............................................. 11,639 2,559
21,470
Industrials (22.8%):
AECOM ............................................................. 35,585 3,289
Atkore, Inc. (a) ......................................................... 16,325 2,612
Carlisle Cos., Inc. ....................................................... 12,351 3,859
Clean Harbors, Inc. (a) ................................................... 20,297 3,542
Core & Main, Inc. , Class A (a) .............................................. 77,857 3,146
Curtiss-Wright Corp. .................................................... 13,819 3,079
Fluor Corp. (a) ......................................................... 79,631 3,119
GXO Logistics, Inc. (a) ................................................... 39,644 2,425
ITT, Inc. ............................................................. 29,970 3,576
Kirby Corp. (a) ......................................................... 35,151 2,759
Knight-Swift Transportation Holdings, Inc. .................................... 51,043 2,943
Korn Ferry ........................................................... 31,242 1,854
Leidos Holdings, Inc. .................................................... 19,606 2,122
Pentair PLC ........................................................... 50,783 3,692
Ryder System, Inc. ...................................................... 22,974 2,643
Saia, Inc. (a) ........................................................... 8,291 3,633
Terex Corp. ........................................................... 38,522 2,213
Textron, Inc. .......................................................... 44,046 3,542
The Brink's Co. ........................................................ 36,674 3,226
Valmont Industries, Inc. .................................................. 15,891 3,711
Vestis Corp. ........................................................... 140,003 2,960
Westinghouse Air Brake Technologies Corp. .................................... 24,442 3,102
67,047
Information Technology (9.0%):
Belden, Inc. ........................................................... 30,500 2,356
Diodes, Inc. (a) ......................................................... 32,649 2,629
Flex Ltd. (a) ........................................................... 82,917 2,526
FormFactor, Inc. (a) ..................................................... 64,864 2,705
Jabil, Inc. ............................................................ 17,966 2,289
Juniper Networks, Inc. ................................................... 108,996 3,213
Kulicke & Soffa Industries, Inc. ............................................. 45,344 2,481
MKS Instruments, Inc. ................................................... 33,711 3,468
Synaptics, Inc. (a) ....................................................... 19,469 2,221
Teradata Corp. (a) ....................................................... 59,334 2,582
26,470
Materials (9.1%):
Arch Resources, Inc. .................................................... 16,670 2,766
ATI, Inc. (a) ........................................................... 57,781 2,627
Berry Global Group, Inc. ................................................. 48,107 3,242
CF Industries Holdings, Inc. ............................................... 22,780 1,811
Cleveland-Cliffs, Inc. (a) .................................................. 158,228 3,231
Commercial Metals Co. .................................................. 58,213 2,913
Huntsman Corp. ........................................................ 87,494 2,199
Ingevity Corp. (a) ....................................................... 47,900 2,262
Reliance Steel & Aluminum Co. ............................................ 11,573 3,237

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Westlake Corp. ........................................................ 17,705 $ 2,478
26,766
Real Estate (8.3%):
Apartment Income REIT Corp. ............................................. 87,578 3,041
Camden Property Trust ................................................... 25,652 2,547
Federal Realty Investment Trust ............................................ 31,697 3,266
First Industrial Realty Trust, Inc. ............................................ 74,880 3,944
Gaming and Leisure Properties, Inc. ......................................... 77,298 3,815
Highwoods Properties, Inc. ................................................ 102,524 2,354
Host Hotels & Resorts, Inc. ................................................ 177,744 3,461
SITE Centers Corp. ..................................................... 157,000 2,140
24,568
Utilities (4.9%):
ALLETE, Inc. ......................................................... 53,203 3,254
National Fuel Gas Co. ................................................... 52,252 2,622
Pinnacle West Capital Corp. ............................................... 32,561 2,339
UGI Corp. ............................................................ 108,825 2,677
Vistra Corp. ........................................................... 89,389 3,443
14,335
Total Common Stocks (Cost $260,093)
a
a
a
304,708
Total Investments (Cost $260,093) — 103.5% 304,708
Liabilities in excess of other assets — (3.5)% (10,311)
NET ASSETS - 100.00% $ 294,397
At December 31, 2023, the Fund's investments in foreign securities were 5.2% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Munder Multi-Cap Fund
25
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (96.7%)
Communication Services (8.8%):
Alphabet, Inc. , Class A (a) ................................................. 141,760 $ 19,802
Meta Platforms, Inc. , Class A (a) ............................................ 6,400 2,265
Netflix, Inc. (a) ......................................................... 4,600 2,240
The New York Times Co. , Class A ........................................... 83,500 4,091
T-Mobile US, Inc. ...................................................... 14,600 2,341
Yelp, Inc. (a) ........................................................... 125,800 5,955
36,694
Consumer Discretionary (10.5%):
Amazon.com, Inc. (a) .................................................... 79,200 12,034
AutoZone, Inc. (a) ....................................................... 2,200 5,688
Booking Holdings, Inc. (a) ................................................. 1,400 4,966
McDonald's Corp. ...................................................... 20,500 6,079
O'Reilly Automotive, Inc. (a) ............................................... 5,500 5,225
Starbucks Corp. ........................................................ 42,500 4,080
Tesla, Inc. (a) .......................................................... 7,300 1,814
TopBuild Corp. (a) ...................................................... 11,400 4,267
44,153
Consumer Staples (4.2%):
BellRing Brands, Inc. (a) .................................................. 58,100 3,221
Casey's General Stores, Inc. ............................................... 13,500 3,709
Darling Ingredients, Inc. (a) ................................................ 49,200 2,452
MGP Ingredients, Inc. .................................................... 39,000 3,842
Philip Morris International, Inc. ............................................. 48,300 4,544
17,768
Energy (4.6%):
Diamondback Energy, Inc. ................................................ 31,100 4,823
EOG Resources, Inc. .................................................... 38,800 4,693
Halliburton Co. ........................................................ 70,700 2,556
Matador Resources Co. ................................................... 80,800 4,594
Schlumberger NV ...................................................... 45,500 2,368
19,034
Financials (17.5%):
Ameriprise Financial, Inc. ................................................. 15,200 5,773
Axos Financial, Inc. (a) ................................................... 77,800 4,248
Chubb Ltd. ........................................................... 17,100 3,865
Corebridge Financial, Inc. ................................................. 128,500 2,783
First Citizens Bancshares, Inc. , Class A ....................................... 1,700 2,412
Fiserv, Inc. (a) .......................................................... 40,400 5,367
Globe Life, Inc. ........................................................ 44,300 5,392
Interactive Brokers Group, Inc. ............................................. 46,200 3,830
JPMorgan Chase & Co. .................................................. 52,900 8,998
Kinsale Capital Group, Inc. ................................................ 7,300 2,445
LPL Financial Holdings, Inc. ............................................... 16,200 3,687
NMI Holdings, Inc. , Class A (a) ............................................. 141,000 4,185
Shift4 Payments, Inc. , Class A (a) ............................................ 37,300 2,773
The Bancorp, Inc. (a) ..................................................... 152,200 5,869
Visa, Inc. , Class A ...................................................... 29,900 7,785
W.R. Berkley Corp. ..................................................... 55,000 3,890
73,302
Health Care (13.5%):
Amphastar Pharmaceuticals, Inc. (a) .......................................... 100,200 6,197
Cencora, Inc. .......................................................... 28,200 5,792
Elevance Health, Inc. .................................................... 8,200 3,867
Eli Lilly & Co. ......................................................... 17,000 9,909
HCA Healthcare, Inc. .................................................... 14,700 3,979
McKesson Corp. ....................................................... 12,300 5,695
Medpace Holdings, Inc. (a) ................................................ 8,700 2,667

Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Novo Nordisk A/S , ADR .................................................. 51,600 $ 5,338
Stryker Corp. .......................................................... 8,100 2,425
The Cigna Group ....................................................... 7,800 2,336
The Ensign Group, Inc. ................................................... 52,800 5,925
Zoetis, Inc. ........................................................... 13,000 2,566
56,696
Industrials (10.6%):
AGCO Corp. .......................................................... 26,300 3,193
Allison Transmission Holdings, Inc. ......................................... 38,000 2,210
Comfort Systems USA, Inc. ............................................... 23,200 4,772
EMCOR Group, Inc. .................................................... 25,300 5,450
GXO Logistics, Inc. (a) ................................................... 48,400 2,960
Janus International Group, Inc. (a) ........................................... 215,200 2,808
Saia, Inc. (a) ........................................................... 10,300 4,514
Terex Corp. ........................................................... 62,000 3,562
United Rentals, Inc. ..................................................... 8,500 4,874
Verra Mobility Corp. (a) .................................................. 202,700 4,668
W.W. Grainger, Inc. ..................................................... 3,300 2,735
Westinghouse Air Brake Technologies Corp. .................................... 20,400 2,589
44,335
Information Technology (24.2%):
Adobe, Inc. (a) ......................................................... 6,100 3,639
Apple, Inc. ........................................................... 134,180 25,834
Arista Networks, Inc. (a) .................................................. 17,700 4,168
Badger Meter, Inc. ...................................................... 15,900 2,454
Broadcom, Inc. ........................................................ 5,000 5,581
Cadence Design Systems, Inc. (a) ............................................ 24,600 6,700
Cisco Systems, Inc. ..................................................... 103,400 5,224
Fabrinet (a) ............................................................ 22,400 4,263
Microchip Technology, Inc. ................................................ 25,200 2,273
Microsoft Corp. ........................................................ 74,760 28,113
NVIDIA Corp. ......................................................... 16,100 7,973
ON Semiconductor Corp. (a) ............................................... 25,700 2,147
ServiceNow, Inc. (a) ..................................................... 4,100 2,897
101,266
Materials (1.0%):
Linde PLC ............................................................ 5,000 2,054
Summit Materials, Inc. , Class A (a) .......................................... 59,130 2,274
4,328
Real Estate (1.8%):
Simon Property Group, Inc. ............................................... 24,000 3,423
VICI Properties, Inc. .................................................... 132,500 4,224
7,647
Total Common Stocks (Cost $284,777)
a
a
a
405,223
Exchange-Traded Funds (1.9%)
iShares Russell 3000 ETF (b) ............................................... 29,400 8,048
Total Exchange-Traded Funds (Cost $7,677)
a
a
a
8,048
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (c) ........ 1,079,925 1,080
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (c) ............ 1,079,925 1,080
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 1,234,200 1,234

Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (c) . 925,650 $ 926
Total Collateral for Securities Loaned (Cost $4,320)
a
a
a
4,320
Total Investments (Cost $296,774) — 99.6% 417,591
Other assets in excess of liabilities — 0.4% 1,729
NET ASSETS - 100.00% $ 419,320
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2023.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory S&P 500 Index Fund
28
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.1%)
Communication Services (8.5%):
Alphabet, Inc. , Class A (a) ................................................. 37,342 $ 5,216
Alphabet, Inc. , Class C (a) ................................................. 31,428 4,429
AT&T, Inc. ........................................................... 45,116 757
Charter Communications, Inc. , Class A (a) ..................................... 635 247
Comcast Corp. , Class A .................................................. 25,338 1,111
Electronic Arts, Inc. ..................................................... 1,544 211
Fox Corp. , Class A ...................................................... 1,560 46
Fox Corp. , Class B ...................................................... 832 23
Live Nation Entertainment, Inc. (a) ........................................... 895 84
Match Group, Inc. (a) .................................................... 1,715 63
Meta Platforms, Inc. , Class A (a) ............................................ 14,006 4,958
Netflix, Inc. (a) ......................................................... 2,762 1,345
News Corp. , Class A ..................................................... 2,401 59
News Corp. , Class B .................................................... 724 19
Omnicom Group, Inc. .................................................... 1,249 108
Paramount Global , Class B ................................................ 3,044 45
Take-Two Interactive Software, Inc. (a) ........................................ 998 161
The Interpublic Group of Cos., Inc. .......................................... 2,417 79
The Walt Disney Co. .................................................... 11,546 1,042
T-Mobile US, Inc. ...................................................... 3,211 515
Verizon Communications, Inc. .............................................. 26,528 1,000
Warner Bros Discovery, Inc. (a) ............................................. 14,002 159
21,677
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 1,590 374
Cisco Systems, Inc. ..................................................... 25,559 1,291
F5, Inc. (a) ............................................................ 377 68
Juniper Networks, Inc. ................................................... 2,012 59
Motorola Solutions, Inc. .................................................. 1,047 328
2,120
Consumer Discretionary (10.8%):
Airbnb, Inc. , Class A (a) .................................................. 2,743 373
Amazon.com, Inc. (a) .................................................... 57,382 8,719
Aptiv PLC (a) .......................................................... 1,785 160
AutoZone, Inc. (a) ....................................................... 111 287
Bath & Body Works, Inc. ................................................. 1,435 62
Best Buy Co., Inc. ...................................................... 1,222 96
Booking Holdings, Inc. (a) ................................................. 220 780
BorgWarner, Inc. ....................................................... 1,483 53
Caesars Entertainment, Inc. (a) .............................................. 1,361 64
CarMax, Inc. (a) ........................................................ 1,001 77
Carnival Corp. (a) ....................................................... 6,357 118
Chipotle Mexican Grill, Inc. (a) ............................................. 173 396
D.R. Horton, Inc. ....................................................... 1,902 289
Darden Restaurants, Inc. .................................................. 759 125
Domino's Pizza, Inc. ..................................................... 220 91
eBay, Inc. ............................................................ 3,275 143
Etsy, Inc. (a) ........................................................... 756 61
Expedia Group, Inc. (a) ................................................... 841 128
Ford Motor Co. ........................................................ 24,811 302
Garmin Ltd. ........................................................... 966 124
General Motors Co. ..................................................... 8,641 310
Genuine Parts Co. ...................................................... 885 123
Hasbro, Inc. ........................................................... 823 42
Hilton Worldwide Holdings, Inc. ............................................ 1,618 295
Las Vegas Sands Corp. ................................................... 2,329 115
Lennar Corp. , Class A .................................................... 1,578 235
LKQ Corp. ........................................................... 1,689 81
Lowe's Cos., Inc. ....................................................... 3,642 811

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Lululemon Athletica, Inc. (a) ............................................... 727 $ 372
Marriott International, Inc. , Class A .......................................... 1,557 351
McDonald's Corp. ...................................................... 4,577 1,357
MGM Resorts International (a) .............................................. 1,724 77
Mohawk Industries, Inc. (a) ................................................ 334 35
NIKE, Inc. , Class B ..................................................... 7,723 838
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,684 54
NVR, Inc. (a) .......................................................... 20 140
O'Reilly Automotive, Inc. (a) ............................................... 373 354
Pool Corp. ............................................................ 244 97
PulteGroup, Inc. ........................................................ 1,360 140
Ralph Lauren Corp. ..................................................... 251 36
Ross Stores, Inc. ....................................................... 2,137 296
Royal Caribbean Cruises Ltd. (a) ............................................ 1,487 193
Starbucks Corp. ........................................................ 7,210 692
Tapestry, Inc. .......................................................... 1,446 53
Tesla, Inc. (a) .......................................................... 17,451 4,336
The Home Depot, Inc. ................................................... 6,310 2,187
The TJX Cos., Inc. ...................................................... 7,219 677
Tractor Supply Co. ...................................................... 682 147
Ulta Beauty, Inc. (a) ..................................................... 311 152
VF Corp. ............................................................. 2,086 39
Whirlpool Corp. ........................................................ 346 42
Wynn Resorts Ltd. ...................................................... 606 55
Yum! Brands, Inc. ...................................................... 1,769 231
27,411
Consumer Staples (6.1%):
Altria Group, Inc. ....................................................... 11,160 450
Archer-Daniels-Midland Co. ............................................... 3,366 243
Brown-Forman Corp. , Class B ............................................. 1,155 66
Bunge Global SA ....................................................... 917 93
Campbell Soup Co. ..................................................... 1,239 54
Church & Dwight Co., Inc. ................................................ 1,555 147
Colgate-Palmolive Co. ................................................... 5,195 414
Conagra Brands, Inc. .................................................... 3,016 86
Constellation Brands, Inc. , Class A .......................................... 1,020 247
Costco Wholesale Corp. .................................................. 2,794 1,844
Dollar General Corp. .................................................... 1,385 188
Dollar Tree, Inc. (a) ...................................................... 1,319 187
General Mills, Inc. ...................................................... 3,668 239
Hormel Foods Corp. ..................................................... 1,828 59
Kellanova ............................................................ 1,664 93
Kenvue, Inc. .......................................................... 10,875 234
Keurig Dr Pepper, Inc. ................................................... 6,353 212
Kimberly-Clark Corp. .................................................... 2,132 259
Lamb Weston Holdings, Inc. ............................................... 914 99
McCormick & Co., Inc. .................................................. 1,586 109
Molson Coors Beverage Co. , Class B ......................................... 1,168 71
Mondelez International, Inc. , Class A ......................................... 8,584 622
Monster Beverage Corp. (a) ................................................ 4,661 269
PepsiCo, Inc. .......................................................... 8,675 1,473
Philip Morris International, Inc. ............................................. 9,796 922
Sysco Corp. ........................................................... 3,181 233
Target Corp. .......................................................... 2,913 415
The Clorox Co. ........................................................ 782 111
The Coca-Cola Co. ...................................................... 24,552 1,447
The Estee Lauder Cos., Inc. ............................................... 1,466 214
The Hershey Co. ....................................................... 946 176
The J.M. Smucker Co. ................................................... 670 85
The Kraft Heinz Co. ..................................................... 5,031 186
The Kroger Co. ........................................................ 4,176 191
The Procter & Gamble Co. ................................................ 14,872 2,179

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Tyson Foods, Inc. , Class A ................................................ 1,800 $ 97
Walgreens Boots Alliance, Inc. ............................................. 4,525 118
Walmart, Inc. .......................................................... 9,001 1,419
15,551
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. , Class A ................................................. 3,775 374
CDW Corp. ........................................................... 845 192
Corning, Inc. .......................................................... 4,845 148
Jabil, Inc. ............................................................ 807 103
Keysight Technologies, Inc. (a) ............................................. 1,120 178
TE Connectivity Ltd. .................................................... 1,961 275
Teledyne Technologies, Inc. (a) ............................................. 298 133
Trimble, Inc. (a) ........................................................ 1,570 83
Zebra Technologies Corp. (a) ............................................... 324 89
1,575
Energy (3.9%):
APA Corp. ............................................................ 1,935 70
Baker Hughes Co. ...................................................... 6,349 217
Chevron Corp. ......................................................... 11,078 1,652
ConocoPhillips Co. ..................................................... 7,492 870
Coterra Energy, Inc. ..................................................... 4,746 121
Devon Energy Corp. ..................................................... 4,043 183
Diamondback Energy, Inc. ................................................ 1,129 175
EOG Resources, Inc. .................................................... 3,680 445
EQT Corp. ............................................................ 2,595 100
Exxon Mobil Corp. ..................................................... 25,276 2,527
Halliburton Co. ........................................................ 5,648 204
Hess Corp. ............................................................ 1,744 252
Kinder Morgan, Inc. ..................................................... 12,202 215
Marathon Oil Corp. ..................................................... 3,693 89
Marathon Petroleum Corp. ................................................ 2,396 356
Occidental Petroleum Corp. ............................................... 4,166 249
ONEOK, Inc. .......................................................... 3,676 258
Phillips 66 ............................................................ 2,776 370
Pioneer Natural Resources Co. ............................................. 1,472 331
Schlumberger NV ...................................................... 9,014 469
Targa Resources Corp. ................................................... 1,407 122
The Williams Cos., Inc. .................................................. 7,676 267
Valero Energy Corp. ..................................................... 2,148 279
9,821
Financials (12.9%):
Aflac, Inc. ............................................................ 3,356 277
American Express Co. ................................................... 3,633 681
American International Group, Inc. .......................................... 4,430 300
Ameriprise Financial, Inc. ................................................. 639 243
Aon PLC , Class A ...................................................... 1,263 368
Arch Capital Group Ltd. (a) ................................................ 2,355 175
Arthur J. Gallagher & Co. ................................................. 1,362 306
Assurant, Inc. ......................................................... 332 56
Bank of America Corp. ................................................... 43,444 1,463
Berkshire Hathaway, Inc. , Class B (a) ......................................... 11,481 4,095
BlackRock, Inc. ........................................................ 882 716
Blackstone, Inc. ........................................................ 4,484 587
Brown & Brown, Inc. .................................................... 1,491 106
Capital One Financial Corp. ............................................... 2,403 315
Cboe Global Markets, Inc. ................................................ 666 119
Chubb Ltd. ........................................................... 2,574 582
Cincinnati Financial Corp. ................................................ 990 102
Citigroup, Inc. ......................................................... 12,077 621
Citizens Financial Group, Inc. .............................................. 2,942 97
CME Group, Inc. ....................................................... 2,272 478

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Comerica, Inc. ......................................................... 832 $ 46
Discover Financial Services ............................................... 1,578 177
Everest Group Ltd. ...................................................... 274 97
FactSet Research Systems, Inc. ............................................. 240 114
Fidelity National Information Services, Inc. .................................... 3,739 225
Fifth Third Bancorp ..................................................... 4,297 148
Fiserv, Inc. (a) .......................................................... 3,787 503
FleetCor Technologies, Inc. (a) .............................................. 456 129
Franklin Resources, Inc. .................................................. 1,779 53
Global Payments, Inc. .................................................... 1,643 209
Globe Life, Inc. ........................................................ 540 66
Huntington Bancshares, Inc. ............................................... 9,137 116
Intercontinental Exchange, Inc. ............................................. 3,612 464
Invesco Ltd. ........................................................... 2,837 51
Jack Henry & Associates, Inc. .............................................. 460 75
JPMorgan Chase & Co. .................................................. 18,242 3,103
KeyCorp. ............................................................ 5,908 85
Loews Corp. .......................................................... 1,155 80
M&T Bank Corp. ....................................................... 1,047 144
MarketAxess Holdings, Inc. ............................................... 239 70
Marsh & McLennan Cos., Inc. ............................................. 3,111 589
Mastercard, Inc. , Class A ................................................. 5,225 2,229
MetLife, Inc. .......................................................... 3,923 259
Moody's Corp. ......................................................... 993 388
Morgan Stanley ........................................................ 7,975 744
MSCI, Inc. ........................................................... 499 282
Nasdaq, Inc. .......................................................... 2,148 125
Northern Trust Corp. .................................................... 1,306 110
PayPal Holdings, Inc. (a) .................................................. 6,803 418
Principal Financial Group, Inc. ............................................. 1,384 109
Prudential Financial, Inc. ................................................. 2,278 236
Raymond James Financial, Inc. ............................................. 1,186 132
Regions Financial Corp. .................................................. 5,869 114
S&P Global, Inc. ....................................................... 2,044 900
State Street Corp. ....................................................... 1,947 151
Synchrony Financial ..................................................... 2,611 100
T. Rowe Price Group, Inc. ................................................. 1,410 152
The Allstate Corp. ...................................................... 1,651 231
The Bank of New York Mellon Corp. ......................................... 4,853 253
The Charles Schwab Corp. ................................................ 9,391 646
The Goldman Sachs Group, Inc. ............................................ 2,058 794
The Hartford Financial Services Group, Inc. .................................... 1,898 153
The PNC Financial Services Group, Inc. ...................................... 2,514 389
The Progressive Corp. ................................................... 3,692 588
The Travelers Cos., Inc. .................................................. 1,441 274
Truist Financial Corp. .................................................... 8,415 311
U.S. Bancorp .......................................................... 9,825 425
Visa, Inc. , Class A ...................................................... 10,058 2,619
W.R. Berkley Corp. ..................................................... 1,285 91
Wells Fargo & Co. ...................................................... 22,915 1,128
Willis Towers Watson PLC ................................................ 652 157
Zions Bancorp NA ...................................................... 935 41
32,780
Health Care (12.5%):
Abbott Laboratories ..................................................... 10,950 1,205
AbbVie, Inc. .......................................................... 11,140 1,726
Agilent Technologies, Inc. ................................................. 1,846 257
Align Technology, Inc. (a) ................................................. 449 123
Amgen, Inc. ........................................................... 3,377 973
Baxter International, Inc. ................................................. 3,201 124
Becton Dickinson & Co. .................................................. 1,831 446
Biogen, Inc. (a) ......................................................... 914 236

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 132 $ 43
Bio-Techne Corp. ....................................................... 998 77
Boston Scientific Corp. (a) ................................................. 9,239 534
Bristol-Myers Squibb Co. ................................................. 12,839 659
Cardinal Health, Inc. .................................................... 1,555 157
Catalent, Inc. (a) ........................................................ 1,138 51
Cencora, Inc. .......................................................... 1,052 216
Centene Corp. (a) ....................................................... 3,371 250
Charles River Laboratories International, Inc. (a) ................................. 324 77
CVS Health Corp. ...................................................... 8,105 640
Danaher Corp. ......................................................... 4,150 960
DaVita, Inc. (a) ......................................................... 340 36
DENTSPLY SIRONA, Inc. ................................................ 1,337 47
Dexcom, Inc. (a) ........................................................ 2,438 302
Edwards Lifesciences Corp. (a) ............................................. 3,827 292
Elevance Health, Inc. .................................................... 1,483 699
Eli Lilly & Co. ......................................................... 5,032 2,933
GE HealthCare Technologies, Inc. ........................................... 2,470 191
Gilead Sciences, Inc. .................................................... 7,862 637
HCA Healthcare, Inc. .................................................... 1,250 338
Henry Schein, Inc. (a) .................................................... 824 62
Hologic, Inc. (a) ........................................................ 1,546 110
Humana, Inc. .......................................................... 777 356
IDEXX Laboratories, Inc. (a) ............................................... 524 291
Illumina, Inc. (a) ........................................................ 1,002 139
Incyte Corp. (a) ......................................................... 1,174 74
Insulet Corp. (a) ........................................................ 441 96
Intuitive Surgical, Inc. (a) ................................................. 2,222 750
IQVIA Holdings, Inc. (a) .................................................. 1,155 267
Johnson & Johnson ..................................................... 15,190 2,381
Laboratory Corp. of America Holdings ........................................ 536 122
McKesson Corp. ....................................................... 840 389
Medtronic PLC ........................................................ 8,396 692
Merck & Co., Inc. ...................................................... 15,990 1,743
Mettler-Toledo International, Inc. (a) ......................................... 137 166
Moderna, Inc. (a) ....................................................... 2,093 208
Molina Healthcare, Inc. (a) ................................................ 368 133
Pfizer, Inc. ............................................................ 35,629 1,026
Quest Diagnostics, Inc. ................................................... 709 98
Regeneron Pharmaceuticals, Inc. (a) .......................................... 676 594
ResMed, Inc. .......................................................... 928 160
Revvity, Inc. .......................................................... 779 85
STERIS PLC .......................................................... 623 137
Stryker Corp. .......................................................... 2,133 639
Teleflex, Inc. .......................................................... 297 74
The Cigna Group ....................................................... 1,846 553
The Cooper Cos., Inc. .................................................... 312 118
Thermo Fisher Scientific, Inc. .............................................. 2,438 1,294
UnitedHealth Group, Inc. ................................................. 5,836 3,072
Universal Health Services, Inc. , Class B ....................................... 385 59
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,626 662
Viatris, Inc. ........................................................... 7,570 82
Waters Corp. (a) ........................................................ 373 123
West Pharmaceutical Services, Inc. .......................................... 467 164
Zimmer Biomet Holdings, Inc. ............................................. 1,319 160
Zoetis, Inc. ........................................................... 2,897 572
31,880
Industrials (8.7%):
3M Co. .............................................................. 3,485 381
A.O. Smith Corp. ....................................................... 775 64
Allegion PLC ......................................................... 554 70
American Airlines Group, Inc. (a) ............................................ 4,124 57

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
AMETEK, Inc. ........................................................ 1,456 $ 240
Automatic Data Processing, Inc. ............................................ 2,595 605
Axon Enterprise, Inc. (a) .................................................. 444 115
Broadridge Financial Solutions, Inc. ......................................... 742 153
Builders FirstSource, Inc. (a) ............................................... 778 130
C.H. Robinson Worldwide, Inc. ............................................. 736 64
Carrier Global Corp. ..................................................... 5,294 304
Caterpillar, Inc. ........................................................ 3,219 952
Ceridian HCM Holding, Inc. (a) ............................................. 984 66
Cintas Corp. .......................................................... 546 329
Copart, Inc. (a) ......................................................... 5,513 270
CSX Corp. ............................................................ 12,469 432
Cummins, Inc. ......................................................... 894 214
Deere & Co. .......................................................... 1,690 676
Delta Air Lines, Inc. ..................................................... 4,060 163
Dover Corp. ........................................................... 883 136
Eaton Corp. PLC ....................................................... 2,520 607
Emerson Electric Co. .................................................... 3,597 350
Equifax, Inc. .......................................................... 777 192
Expeditors International of Washington, Inc. .................................... 917 117
Fastenal Co. ........................................................... 3,606 234
FedEx Corp. .......................................................... 1,460 369
Fortive Corp. .......................................................... 2,218 163
Generac Holdings, Inc. (a) ................................................. 388 50
General Dynamics Corp. .................................................. 1,429 371
General Electric Co. ..................................................... 6,868 877
Honeywell International, Inc. .............................................. 4,160 872
Howmet Aerospace, Inc. .................................................. 2,468 134
Hubbell, Inc. .......................................................... 338 111
Huntington Ingalls Industries, Inc. ........................................... 251 65
IDEX Corp. ........................................................... 477 104
Illinois Tool Works, Inc. .................................................. 1,728 453
Ingersoll Rand, Inc. ..................................................... 2,554 198
J.B. Hunt Transport Services, Inc. ........................................... 514 103
Jacobs Solutions, Inc. .................................................... 795 103
Johnson Controls International PLC .......................................... 4,293 247
L3Harris Technologies, Inc. ............................................... 1,196 252
Leidos Holdings, Inc. .................................................... 868 94
Lockheed Martin Corp. ................................................... 1,393 631
Masco Corp. .......................................................... 1,417 95
Nordson Corp. ......................................................... 342 90
Norfolk Southern Corp. .................................................. 1,427 337
Northrop Grumman Corp. ................................................. 894 418
Old Dominion Freight Line, Inc. ............................................ 565 229
Otis Worldwide Corp. .................................................... 2,582 231
PACCAR, Inc. ......................................................... 3,301 322
Parker-Hannifin Corp. ................................................... 811 374
Paychex, Inc. .......................................................... 2,029 242
Paycom Software, Inc. ................................................... 309 64
Pentair PLC ........................................................... 1,043 76
Quanta Services, Inc. .................................................... 917 198
Republic Services, Inc. ................................................... 1,290 213
Robert Half, Inc. ....................................................... 668 59
Rockwell Automation, Inc. ................................................ 724 225
Rollins, Inc. ........................................................... 1,771 77
RTX Corp. ............................................................ 9,073 763
Snap-on, Inc. .......................................................... 333 96
Southwest Airlines Co. ................................................... 3,761 109
Stanley Black & Decker, Inc. .............................................. 967 95
Textron, Inc. .......................................................... 1,237 99
The Boeing Co. (a) ...................................................... 3,588 935
Trane Technologies PLC .................................................. 1,441 351
TransDigm Group, Inc. ................................................... 349 353

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Uber Technologies, Inc. (a) ................................................ 12,981 $ 799
Union Pacific Corp. ..................................................... 3,847 945
United Airlines Holdings, Inc. (a) ............................................ 2,070 85
United Parcel Service, Inc. , Class B .......................................... 4,564 718
United Rentals, Inc. ..................................................... 428 245
Veralto Corp. .......................................................... 1,383 114
Verisk Analytics, Inc. .................................................... 915 219
W.W. Grainger, Inc. ..................................................... 279 231
Waste Management, Inc. .................................................. 2,313 414
Westinghouse Air Brake Technologies Corp. .................................... 1,130 143
Xylem, Inc. ........................................................... 1,521 174
22,256
IT Services (1.2%):
Accenture PLC , Class A .................................................. 3,960 1,390
Akamai Technologies, Inc. (a) .............................................. 952 113
Cognizant Technology Solutions Corp. , Class A ................................. 3,164 239
EPAM Systems, Inc. (a) ................................................... 364 108
Gartner, Inc. (a) ........................................................ 492 222
International Business Machines Corp. ........................................ 5,762 942
VeriSign, Inc. (a) ........................................................ 560 115
3,129
Materials (2.4%):
Air Products and Chemicals, Inc. ............................................ 1,402 384
Albemarle Corp. ....................................................... 740 107
Amcor PLC ........................................................... 9,120 88
Avery Dennison Corp. ................................................... 508 103
Ball Corp. ............................................................ 1,990 114
Celanese Corp. ......................................................... 632 98
CF Industries Holdings, Inc. ............................................... 1,206 96
Corteva, Inc. .......................................................... 4,447 213
Dow, Inc. ............................................................ 4,426 243
DuPont de Nemours, Inc. ................................................. 2,714 209
Eastman Chemical Co. ................................................... 748 67
Ecolab, Inc. ........................................................... 1,601 318
FMC Corp. ........................................................... 787 50
Freeport-McMoRan, Inc. ................................................. 9,048 385
International Flavors & Fragrances, Inc. ....................................... 1,611 130
International Paper Co. ................................................... 2,183 79
Linde PLC ............................................................ 3,060 1,257
LyondellBasell Industries NV , Class A ........................................ 1,617 154
Martin Marietta Materials, Inc. ............................................. 390 195
Newmont Corp. ........................................................ 7,272 301
Nucor Corp. ........................................................... 1,551 270
Packaging Corp. of America ............................................... 566 92
PPG Industries, Inc. ..................................................... 1,488 222
Steel Dynamics, Inc. ..................................................... 960 113
The Mosaic Co. ........................................................ 2,062 74
The Sherwin-Williams Co. ................................................ 1,486 463
Vulcan Materials Co. .................................................... 838 190
Westrock Co. .......................................................... 1,618 67
6,082
Real Estate (2.5%):
Alexandria Real Estate Equities, Inc. ......................................... 987 125
American Tower Corp. ................................................... 2,941 635
AvalonBay Communities, Inc. .............................................. 896 168
Boston Properties, Inc. ................................................... 911 64
Camden Property Trust ................................................... 674 67
CBRE Group, Inc. , Class A (a) .............................................. 1,923 179
CoStar Group, Inc. (a) .................................................... 2,577 225
Crown Castle, Inc. ...................................................... 2,739 315
Digital Realty Trust, Inc. .................................................. 1,911 257

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Equinix, Inc. .......................................................... 592 $ 477
Equity Residential ...................................................... 2,180 133
Essex Property Trust, Inc. ................................................. 405 100
Extra Space Storage, Inc. ................................................. 1,333 214
Federal Realty Investment Trust ............................................ 464 48
Healthpeak Properties, Inc. ................................................ 3,452 68
Host Hotels & Resorts, Inc. ................................................ 4,451 87
Invitation Homes, Inc. ................................................... 3,630 124
Iron Mountain, Inc. ..................................................... 1,842 129
Kimco Realty Corp. ..................................................... 3,911 83
Mid-America Apartment Communities, Inc. .................................... 736 99
Prologis, Inc. .......................................................... 5,830 777
Public Storage ......................................................... 999 305
Realty Income Corp. .................................................... 4,568 262
Regency Centers Corp. ................................................... 1,037 69
SBA Communications Corp. ............................................... 681 173
Simon Property Group, Inc. ............................................... 2,059 294
UDR, Inc. ............................................................ 1,909 73
Ventas, Inc. ........................................................... 2,539 127
VICI Properties, Inc. .................................................... 6,528 208
Welltower, Inc. ......................................................... 3,492 315
Weyerhaeuser Co. ...................................................... 4,606 160
6,360
Semiconductors & Semiconductor Equipment (8.0%):
Advanced Micro Devices, Inc. (a) ............................................ 10,195 1,503
Analog Devices, Inc. .................................................... 3,144 624
Applied Materials, Inc. ................................................... 5,278 855
Broadcom, Inc. ........................................................ 2,770 3,092
Enphase Energy, Inc. (a) .................................................. 862 114
First Solar, Inc. (a) ...................................................... 674 116
Intel Corp. ............................................................ 26,603 1,337
KLA Corp. ........................................................... 858 499
Lam Research Corp. ..................................................... 832 652
Microchip Technology, Inc. ................................................ 3,414 308
Micron Technology, Inc. .................................................. 6,929 591
Monolithic Power Systems, Inc. ............................................ 302 190
NVIDIA Corp. ......................................................... 15,586 7,719
NXP Semiconductors NV ................................................. 1,626 373
ON Semiconductor Corp. (a) ............................................... 2,718 227
Qorvo, Inc. (a) ......................................................... 614 69
QUALCOMM, Inc. ..................................................... 7,023 1,016
Skyworks Solutions, Inc. ................................................. 1,006 113
Teradyne, Inc. ......................................................... 965 105
Texas Instruments, Inc. ................................................... 5,731 977
20,480
Software (10.7%):
Adobe, Inc. (a) ......................................................... 2,873 1,714
ANSYS, Inc. (a) ........................................................ 548 199
Autodesk, Inc. (a) ....................................................... 1,349 329
Cadence Design Systems, Inc. (a) ............................................ 1,717 468
Fair Isaac Corp. (a) ...................................................... 156 182
Fortinet, Inc. (a) ........................................................ 4,022 235
Gen Digital, Inc. ....................................................... 3,558 81
Intuit, Inc. ............................................................ 1,768 1,105
Microsoft Corp. ........................................................ 46,897 17,635
Oracle Corp. .......................................................... 10,025 1,057
Palo Alto Networks, Inc. (a) ................................................ 1,961 578
PTC, Inc. (a) ........................................................... 750 131
Roper Technologies, Inc. .................................................. 674 368
Salesforce, Inc. (a) ...................................................... 6,140 1,616
ServiceNow, Inc. (a) ..................................................... 1,294 914

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Synopsys, Inc. (a) ....................................................... 960 $ 494
Tyler Technologies, Inc. (a) ................................................ 266 111
27,217
Technology Hardware, Storage & Peripherals (7.2%):
Apple, Inc. ........................................................... 92,249 17,761
Hewlett Packard Enterprise Co. ............................................. 8,095 137
HP, Inc. .............................................................. 5,488 165
NetApp, Inc. .......................................................... 1,317 116
Seagate Technology Holdings PLC .......................................... 1,228 105
Western Digital Corp. (a) .................................................. 2,046 107
18,391
Utilities (2.3%):
Alliant Energy Corp. .................................................... 1,610 83
Ameren Corp. ......................................................... 1,659 120
American Electric Power Co., Inc. ........................................... 3,318 269
American Water Works Co., Inc. ............................................ 1,229 162
Atmos Energy Corp. ..................................................... 937 109
CenterPoint Energy, Inc. .................................................. 3,983 114
CMS Energy Corp. ...................................................... 1,841 107
Consolidated Edison, Inc. ................................................. 2,178 198
Constellation Energy Corp. ................................................ 2,015 236
Dominion Energy, Inc. ................................................... 5,280 248
DTE Energy Co. ....................................................... 1,301 143
Duke Energy Corp. ...................................................... 4,863 472
Edison International ..................................................... 2,419 173
Entergy Corp. ......................................................... 1,334 135
Evergy, Inc. ........................................................... 1,450 76
Eversource Energy ...................................................... 2,204 136
Exelon Corp. .......................................................... 6,281 225
FirstEnergy Corp. ....................................................... 3,259 119
NextEra Energy, Inc. .................................................... 12,946 786
NiSource, Inc. ......................................................... 2,608 69
NRG Energy, Inc. ....................................................... 1,425 74
PG&E Corp. .......................................................... 13,462 243
Pinnacle West Capital Corp. ............................................... 716 51
PPL Corp. ............................................................ 4,651 126
Public Service Enterprise Group, Inc. ......................................... 3,144 192
Sempra .............................................................. 3,971 297
The AES Corp. ........................................................ 4,225 81
The Southern Co. ....................................................... 6,882 483
WEC Energy Group, Inc. ................................................. 1,990 168
Xcel Energy, Inc. ....................................................... 3,482 216
5,911
Total Common Stocks (Cost $45,613)
a
a
a
252,641
Total Investments (Cost $45,613) — 99.1% 252,641
Other assets in excess of liabilities — 0.9% 2,341
NET ASSETS - 100.00% $ 254,982
(a) Non-income producing security.
PLC
—
Public Limited Company

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 9 3/15/24 $ 2,134,960 $ 2,169,000 $ 34,040
Total unrealized appreciation $ 34,040
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 34,040

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund
38
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.9%)
Communication Services (3.8%):
Live Nation Entertainment, Inc. (a) ........................................... 73,544 $ 6,883
The Trade Desk, Inc. , Class A (a) ............................................ 79,500 5,721
12,604
Consumer Discretionary (11.9%):
Caesars Entertainment, Inc. (a) .............................................. 85,700 4,018
Chipotle Mexican Grill, Inc. (a) ............................................. 2,100 4,803
D.R. Horton, Inc. ....................................................... 44,400 6,748
Lithia Motors, Inc. ...................................................... 8,500 2,799
NVR, Inc. (a) .......................................................... 900 6,300
Pool Corp. ............................................................ 13,200 5,263
Ross Stores, Inc. ....................................................... 32,700 4,525
YETI Holdings, Inc. (a) ................................................... 89,900 4,655
39,111
Consumer Staples (4.9%):
Casey's General Stores, Inc. ............................................... 18,800 5,165
Church & Dwight Co., Inc. ................................................ 38,500 3,641
Freshpet, Inc. (a) ........................................................ 53,300 4,624
Performance Food Group Co. (a) ............................................ 38,100 2,635
16,065
Energy (3.7%):
Cheniere Energy, Inc. .................................................... 22,200 3,790
Diamondback Energy, Inc. ................................................ 37,100 5,753
Matador Resources Co. ................................................... 45,900 2,610
12,153
Financials (12.7%):
Arch Capital Group Ltd. (a) ................................................ 45,800 3,402
Brown & Brown, Inc. .................................................... 90,900 6,464
Evercore, Inc. ......................................................... 34,800 5,952
FactSet Research Systems, Inc. ............................................. 11,700 5,581
Global Payments, Inc. .................................................... 37,400 4,750
Kinsale Capital Group, Inc. ................................................ 10,700 3,583
MSCI, Inc. ........................................................... 7,800 4,412
Shift4 Payments, Inc. , Class A (a) ............................................ 24,000 1,784
The Bancorp, Inc. (a) ..................................................... 39,900 1,539
W.R. Berkley Corp. ..................................................... 62,200 4,399
41,866
Health Care (11.0%):
Agilent Technologies, Inc. ................................................. 12,993 1,807
Dexcom, Inc. (a) ........................................................ 49,200 6,105
Halozyme Therapeutics, Inc. (a) ............................................. 34,500 1,275
Intra-Cellular Therapies, Inc. (a) ............................................. 41,200 2,951
IQVIA Holdings, Inc. (a) .................................................. 18,400 4,257
Medpace Holdings, Inc. (a) ................................................ 15,700 4,813
Neurocrine Biosciences, Inc. (a) ............................................. 25,500 3,360
West Pharmaceutical Services, Inc. .......................................... 14,800 5,211
Zoetis, Inc. ........................................................... 32,630 6,440
36,219
Industrials (18.4%):
Advanced Drainage Systems, Inc. ........................................... 29,500 4,149
AMETEK, Inc. ........................................................ 35,400 5,837
Chart Industries, Inc. (a) .................................................. 12,100 1,650
Copa Holdings SA , Class A ................................................ 54,200 5,762
HEICO Corp. .......................................................... 13,800 2,469
IDEX Corp. ........................................................... 14,400 3,126
Old Dominion Freight Line, Inc. ............................................ 11,750 4,763
Paylocity Holding Corp. (a) ................................................ 15,500 2,555

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Saia, Inc. (a) ........................................................... 10,000 $ 4,382
The Middleby Corp. (a) ................................................... 10,500 1,545
Trane Technologies PLC .................................................. 32,000 7,805
Trex Co., Inc. (a) ........................................................ 85,400 7,070
Verisk Analytics, Inc. .................................................... 24,500 5,852
WESCO International, Inc. ................................................ 20,600 3,582
60,547
Information Technology (18.1%):
Amphenol Corp. , Class A ................................................. 58,520 5,801
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 23,200 5,923
CyberArk Software Ltd. (a) ................................................ 19,500 4,272
Fair Isaac Corp. (a) ...................................................... 5,400 6,286
HubSpot, Inc. (a) ....................................................... 9,500 5,515
Keysight Technologies, Inc. (a) ............................................. 30,500 4,852
Lam Research Corp. ..................................................... 4,700 3,681
Monolithic Power Systems, Inc. ............................................ 11,000 6,939
Synopsys, Inc. (a) ....................................................... 9,200 4,737
Teledyne Technologies, Inc. (a) ............................................. 3,800 1,696
Tyler Technologies, Inc. (a) ................................................ 12,400 5,185
Zscaler, Inc. (a) ......................................................... 21,800 4,830
59,717
Materials (3.7%):
Avery Dennison Corp. ................................................... 27,900 5,640
Freeport-McMoRan, Inc. ................................................. 65,900 2,805
Louisiana-Pacific Corp. .................................................. 52,300 3,705
12,150
Real Estate (6.4%):
CBRE Group, Inc. , Class A (a) .............................................. 56,400 5,250
CoStar Group, Inc. (a) .................................................... 52,100 4,553
SBA Communications Corp. ............................................... 7,103 1,802
Sun Communities, Inc. ................................................... 29,516 3,945
VICI Properties, Inc. .................................................... 172,000 5,483
21,033
Utilities (3.3%):
Atmos Energy Corp. ..................................................... 43,300 5,018
Sempra .............................................................. 79,078 5,910
10,928
Total Common Stocks (Cost $229,701)
a
a
a
322,393
Exchange-Traded Funds (2.0%)
SPDR S&P MidCap 400 ETF Trust .......................................... 13,300 6,748
Total Exchange-Traded Funds (Cost $6,637)
a
a
a
6,748
Total Investments (Cost $236,338) — 99.9% 329,141
Other assets in excess of liabilities — 0.1% 241
NET ASSETS - 100.00% $ 329,382
At December 31, 2023, the Fund's investments in foreign securities were 6.4% of net assets.
(a) Non-income producing security.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Trivalent International Fund — Core Equity
40
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.8%)
Australia (4.9%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 23,273 $ 647
Energy (0.8%):
Santos Ltd. ........................................................... 159,962 831
Woodside Energy Group Ltd. .............................................. 36,119 763
1,594
Financials (1.1%):
National Australia Bank Ltd. ............................................... 76,761 1,604
QBE Insurance Group Ltd. ................................................ 68,176 691
2,295
Health Care (0.4%):
Cochlear Ltd. .......................................................... 4,076 829
Industrials (0.6%):
Brambles Ltd. ......................................................... 70,706 655
Qantas Airways Ltd. (a) ................................................... 182,997 670
1,325
Materials (1.0%):
Northern Star Resources Ltd. .............................................. 78,431 727
Rio Tinto Ltd. ......................................................... 13,748 1,273
2,000
Real Estate (0.7%):
Charter Hall Group ...................................................... 71,424 585
Goodman Group ....................................................... 43,826 754
1,339
10,029
Austria (0.5%):
Industrials (0.5%):
ANDRITZ AG ......................................................... 15,691 976
Brazil (1.9%):
Energy (0.4%):
PRIO SA ............................................................. 95,300 902
Financials (0.8%):
Banco do Brasil SA ..................................................... 136,500 1,557
Materials (0.4%):
Gerdau SA , Preference Shares .............................................. 165,740 802
Utilities (0.3%):
Equatorial Energia SA ................................................... 96,800 712
3,973
Canada (6.6%):
Consumer Discretionary (0.3%):
Magna International, Inc. ................................................. 10,703 632
Energy (1.0%):
ARC Resources Ltd. ..................................................... 34,210 508
Headwater Exploration, Inc. ............................................... 114,476 540
Parex Resources, Inc. .................................................... 29,697 559

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Suncor Energy, Inc. ..................................................... 17,570 $ 563
2,170
Financials (2.6%):
Fairfax Financial Holdings Ltd. ............................................. 1,885 1,739
National Bank of Canada ................................................. 16,468 1,255
Sun Life Financial, Inc. .................................................. 18,921 982
The Toronto-Dominion Bank ............................................... 20,017 1,294
5,270
Industrials (1.0%):
Element Fleet Management Corp. ........................................... 80,725 1,314
Finning International, Inc. ................................................. 24,770 716
2,030
Materials (1.7%):
Dundee Precious Metals, Inc. .............................................. 86,633 555
Lundin Mining Corp. .................................................... 73,857 604
Stella-Jones, Inc. ....................................................... 24,244 1,411
Teck Resources Ltd. , Class B .............................................. 19,775 836
3,406
13,508
Chile (0.3%):
Consumer Staples (0.3%):
Cencosud SA .......................................................... 357,393 672
China (6.0%):
Communication Services (1.3%):
Baidu, Inc. , Class SW (a) .................................................. 39,450 587
Kuaishou Technology , Class W (a) (b) ......................................... 94,500 643
Tencent Holdings Ltd. ................................................... 36,600 1,382
2,612
Consumer Discretionary (2.0%):
Alibaba Group Holding Ltd. ............................................... 150,396 1,449
BYD Co. Ltd. ......................................................... 26,500 731
Li Auto, Inc. , Class A (a) .................................................. 28,900 542
New Oriental Education & Technology Group, Inc. (a) ............................. 183,700 1,339
4,061
Consumer Staples (0.3%):
Tsingtao Brewery Co. Ltd. , Class H .......................................... 82,000 551
Financials (1.5%):
Agricultural Bank of China Ltd. , Class H ...................................... 1,485,000 573
Bank of China Ltd. , Class H ............................................... 2,071,275 787
China Construction Bank Corp. , Class H ...................................... 1,210,000 720
PICC Property & Casualty Co. Ltd. , Class H ................................... 808,000 961
3,041
Health Care (0.2%):
Sinopharm Group Co. Ltd. , Class H .......................................... 174,800 458
Industrials (0.3%):
China Railway Group Ltd. , Class H .......................................... 1,604,000 715
Materials (0.4%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 229,500 530
Ganfeng Lithium Group Co. Ltd. , Class H (b) ................................... 72,600 274
804
12,242

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Denmark (2.8%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 8,684 $ 1,201
Health Care (2.2%):
Novo Nordisk A/S , Class B ................................................ 43,131 4,470
5,671
Finland (0.3%):
Utilities (0.3%):
Fortum Oyj ........................................................... 46,662 674
France (7.1%):
Communication Services (0.7%):
Publicis Groupe SA ..................................................... 16,572 1,540
Consumer Discretionary (0.6%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 1,432 1,163
Financials (0.9%):
AXA SA ............................................................. 22,342 729
BNP Paribas SA ........................................................ 17,079 1,186
1,915
Health Care (0.7%):
EssilorLuxottica SA ..................................................... 3,336 670
Ipsen SA ............................................................. 5,639 672
1,342
Industrials (1.5%):
Cie de Saint-Gobain SA .................................................. 17,517 1,292
Eiffage SA ............................................................ 7,816 839
Rexel SA ............................................................. 33,350 915
3,046
Information Technology (1.3%):
Capgemini SE ......................................................... 5,909 1,235
STMicroelectronics NV .................................................. 29,663 1,488
2,723
Materials (0.7%):
Arkema SA ........................................................... 12,160 1,385
Real Estate (0.3%):
Klepierre SA .......................................................... 24,519 669
Utilities (0.4%):
Engie SA ............................................................. 49,373 870
14,653
Germany (4.6%):
Communication Services (0.9%):
Deutsche Telekom AG ................................................... 80,730 1,941
Consumer Discretionary (0.4%):
HUGO BOSS AG ...................................................... 9,765 727
Consumer Staples (0.3%):
Henkel AG & Co. KGaA , Preference Shares .................................... 8,314 669

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.6%):
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 2,870 $ 1,190
Industrials (1.4%):
Daimler Truck Holding AG ................................................ 18,517 695
Siemens AG , Registered Shares ............................................. 11,848 2,223
2,918
Information Technology (1.0%):
Infineon Technologies AG ................................................. 29,245 1,221
SAP SE .............................................................. 4,718 726
1,947
9,392
Greece (0.3%):
Financials (0.3%):
National Bank of Greece SA (a) ............................................. 84,614 588
Hong Kong (1.1%):
Financials (0.2%):
BOC Hong Kong Holdings Ltd. ............................................ 178,500 485
Industrials (0.3%):
CK Hutchison Holdings Ltd. ............................................... 103,500 556
Real Estate (0.3%):
Sino Land Co. Ltd. ...................................................... 490,000 533
Utilities (0.3%):
Kunlun Energy Co. Ltd. .................................................. 702,000 633
2,207
India (5.0%):
Consumer Discretionary (0.5%):
Tata Motors Ltd. ....................................................... 98,107 919
Consumer Staples (0.5%):
Varun Beverages Ltd. .................................................... 68,500 1,018
Energy (0.6%):
Reliance Industries Ltd. .................................................. 40,418 1,254
Financials (1.3%):
ICICI Bank Ltd. ........................................................ 79,995 956
Power Finance Corp. Ltd. ................................................. 390,172 1,793
2,749
Information Technology (0.7%):
HCL Technologies Ltd. ................................................... 41,444 729
Tata Consultancy Services Ltd. ............................................. 15,608 711
1,440
Materials (0.8%):
Jindal Stainless Ltd. ..................................................... 149,205 1,025
Tata Chemicals Ltd. ..................................................... 50,778 674
1,699
Utilities (0.6%):
Power Grid Corp. of India Ltd. ............................................. 395,257 1,126
10,205
Indonesia (0.3%):

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Communication Services (0.3%):
PT Indosat Tbk ........................................................ 1,177,400 $ 717
Ireland (2.6%):
Consumer Discretionary (0.8%):
PDD Holdings, Inc. , ADR (a) ............................................... 10,907 1,596
Financials (0.3%):
Bank of Ireland Group PLC ............................................... 72,400 657
Health Care (0.6%):
ICON PLC (a) ......................................................... 3,828 1,083
Industrials (0.5%):
AerCap Holdings NV (a) .................................................. 14,193 1,055
Materials (0.4%):
James Hardie Industries PLC (a) ............................................ 22,700 875
5,266
Israel (0.6%):
Financials (0.2%):
Bank Leumi Le-Israel BM ................................................ 60,695 490
Information Technology (0.4%):
Nice Ltd. (a) ........................................................... 3,500 699
1,189
Italy (1.5%):
Health Care (0.4%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 14,504 782
Industrials (0.4%):
Leonardo SpA ......................................................... 53,148 878
Utilities (0.7%):
Enel SpA ............................................................. 118,471 881
Iren SpA ............................................................. 213,140 465
1,346
3,006
Japan (14.0%):
Communication Services (0.6%):
Nippon Telegraph & Telephone Corp. ........................................ 938,000 1,146
Consumer Discretionary (2.5%):
Honda Motor Co. Ltd. ................................................... 101,700 1,049
Isuzu Motors Ltd. ....................................................... 87,700 1,124
Panasonic Holdings Corp. ................................................. 61,600 607
Sega Sammy Holdings, Inc. ............................................... 33,200 464
Suzuki Motor Corp. ..................................................... 23,800 1,014
Toyota Motor Corp. ..................................................... 46,100 845
5,103
Consumer Staples (0.8%):
Asahi Group Holdings Ltd. ................................................ 26,100 972
Lawson, Inc. .......................................................... 13,400 692
1,664
Financials (2.1%):
Mizuho Financial Group, Inc. .............................................. 64,810 1,106
ORIX Corp. ........................................................... 40,000 751

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Sumitomo Mitsui Financial Group, Inc. ....................................... 34,325 $ 1,670
Tokio Marine Holdings, Inc. ............................................... 32,800 817
4,344
Health Care (0.8%):
Otsuka Holdings Co. Ltd. ................................................. 22,300 834
Shionogi & Co. Ltd. ..................................................... 18,100 871
1,705
Industrials (3.3%):
Central Japan Railway Co. ................................................ 30,900 785
Fuji Electric Co. Ltd. .................................................... 18,600 798
ITOCHU Corp. ........................................................ 44,700 1,821
Komatsu Ltd. .......................................................... 42,200 1,098
Mitsubishi Heavy Industries Ltd. ............................................ 15,400 897
Mitsui & Co. Ltd. ....................................................... 37,800 1,416
6,815
Information Technology (2.2%):
Advantest Corp. ........................................................ 21,800 735
Canon, Inc. ........................................................... 24,800 636
Disco Corp. ........................................................... 4,100 1,013
NEC Corp. ........................................................... 19,500 1,152
TDK Corp. ........................................................... 22,400 1,062
4,598
Materials (1.3%):
Nippon Steel Corp. ...................................................... 41,400 946
Shin-Etsu Chemical Co. Ltd. ............................................... 22,100 925
Tosoh Corp. ........................................................... 58,700 748
2,619
Real Estate (0.4%):
Daiwa House Industry Co. Ltd. ............................................. 26,500 801
28,795
Luxembourg (0.3%):
Energy (0.3%):
Tenaris SA ............................................................ 40,641 707
Malaysia (0.3%):
Industrials (0.3%):
Gamuda Bhd .......................................................... 698,800 699
Mexico (1.4%):
Consumer Staples (0.6%):
Arca Continental SAB de CV .............................................. 106,611 1,164
Energy (0.4%):
Vista Energy SAB de CV , ADR (a) ........................................... 27,995 826
Financials (0.4%):
Gentera SAB de CV ..................................................... 665,741 925
2,915
Netherlands (2.9%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 177,353 611

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (1.2%):
Stellantis NV .......................................................... 103,269 $ 2,419
Consumer Staples (0.6%):
Koninklijke Ahold Delhaize NV ............................................ 44,202 1,272
Financials (0.8%):
ING Groep NV ........................................................ 62,478 937
NN Group NV ......................................................... 15,978 631
1,568
5,870
Norway (0.8%):
Consumer Staples (0.4%):
Mowi ASA ........................................................... 45,759 820
Energy (0.4%):
Equinor ASA .......................................................... 23,534 746
1,566
Portugal (0.4%):
Energy (0.4%):
Galp Energia SGPS SA ................................................... 52,762 776
Qatar (0.3%):
Communication Services (0.3%):
Ooredoo QPSC ........................................................ 210,673 631
Russian Federation (0.0%):(c)
Energy (0.0%):(c)
LUKOIL PJSC , ADR (a) (d) (e) .............................................. 8,489 1
Financials (0.0%):
Sberbank of Russia PJSC (a) (d) (e) ........................................... 220,230 —
1
Saudi Arabia (0.4%):
Financials (0.4%):
Saudi Awwal Bank ...................................................... 89,199 894
Singapore (1.3%):
Consumer Discretionary (0.3%):
Genting Singapore Ltd. ................................................... 897,700 680
Financials (0.4%):
DBS Group Holdings Ltd. ................................................. 35,800 906
Utilities (0.6%):
Sembcorp Industries Ltd. ................................................. 296,200 1,191
2,777
South Africa (1.1%):
Energy (0.2%):
Exxaro Resources Ltd. ................................................... 39,448 443
Financials (0.6%):
Absa Group Ltd. ....................................................... 56,206 502

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Investec PLC .......................................................... 97,641 $ 660
1,162
Health Care (0.3%):
Aspen Pharmacare Holdings Ltd. ............................................ 54,453 608
2,213
South Korea (3.6%):
Communication Services (0.3%):
JYP Entertainment Corp. ................................................. 8,070 632
Consumer Discretionary (0.5%):
Kia Corp. ............................................................ 12,340 954
Financials (0.7%):
DB Insurance Co. Ltd. ................................................... 12,684 822
Hana Financial Group, Inc. ................................................ 19,789 664
1,486
Industrials (0.4%):
Samsung Engineering Co. Ltd. (a) ........................................... 35,017 785
Information Technology (1.7%):
Samsung Electronics Co. Ltd. .............................................. 44,053 2,674
SK Hynix, Inc. ......................................................... 8,300 906
3,580
7,437
Spain (2.3%):
Consumer Discretionary (0.7%):
Industria de Diseno Textil SA .............................................. 33,171 1,447
Energy (0.3%):
Repsol SA ............................................................ 43,658 648
Financials (0.8%):
Banco Santander SA ..................................................... 278,988 1,167
Bankinter SA .......................................................... 92,093 590
1,757
Utilities (0.5%):
Iberdrola SA .......................................................... 74,842 982
4,834
Sweden (1.3%):
Consumer Discretionary (0.4%):
Evolution AB (b) ....................................................... 7,134 850
Financials (0.4%):
Swedbank AB , A Shares .................................................. 39,377 796
Industrials (0.5%):
Volvo AB , Class B ...................................................... 40,173 1,046
2,692
Switzerland (6.6%):
Consumer Staples (1.2%):
Coca-Cola HBC AG ..................................................... 31,919 937
Nestle SA , Registered Shares .............................................. 13,210 1,532
2,469

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (1.4%):
Swiss Life Holding AG ................................................... 1,353 $ 941
UBS Group AG ........................................................ 33,026 1,026
Zurich Insurance Group AG ............................................... 1,502 785
2,752
Health Care (2.0%):
Novartis AG , Registered Shares ............................................. 34,173 3,453
Sandoz Group AG (a) .................................................... 22,787 733
4,186
Industrials (0.4%):
ABB Ltd. , Registered Shares ............................................... 19,488 866
Information Technology (0.4%):
Logitech International SA , Class R .......................................... 7,494 713
Materials (1.2%):
Glencore PLC ......................................................... 121,576 731
Holcim AG ........................................................... 22,396 1,759
2,490
13,476
Taiwan (3.5%):
Health Care (0.3%):
Lotus Pharmaceutical Co. Ltd. ............................................. 73,000 647
Information Technology (3.2%):
Accton Technology Corp. ................................................. 53,000 901
Elite Material Co. Ltd. ................................................... 49,000 609
Novatek Microelectronics Corp. ............................................ 60,000 1,009
Quanta Computer, Inc. ................................................... 99,000 721
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 168,000 3,221
6,461
7,108
Thailand (0.4%):
Health Care (0.4%):
Bumrungrad Hospital PCL ................................................ 136,300 886
United Arab Emirates (0.6%):
Real Estate (0.6%):
Emaar Development PJSC ................................................ 591,519 1,152
United Kingdom (9.9%):
Communication Services (0.4%):
Informa PLC .......................................................... 86,999 865
Consumer Discretionary (1.1%):
JD Sports Fashion PLC ................................................... 633,427 1,337
Pearson PLC .......................................................... 70,058 860
2,197
Consumer Staples (2.4%):
Associated British Foods PLC .............................................. 35,802 1,079
Coca-Cola Europacific Partners PLC ......................................... 13,865 925
Marks & Spencer Group PLC .............................................. 256,818 890
Reckitt Benckiser Group PLC .............................................. 14,139 975
Tesco PLC ............................................................ 310,666 1,151
5,020

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
LUKOIL PJSC , ADR .........................................
8/21/2019
$ 729
Sberbank of Russia PJSC ......................................
12/9/2016
752
Security Description Shares
Value
(000)
Energy (0.7%):
BP PLC .............................................................. 155,240 $ 920
Harbour Energy PLC .................................................... 128,585 505
1,425
Financials (2.2%):
3i Group PLC ......................................................... 84,845 2,611
Legal & General Group PLC ............................................... 181,028 578
Standard Chartered PLC .................................................. 164,168 1,393
4,582
Health Care (1.3%):
AstraZeneca PLC ....................................................... 19,743 2,663
Industrials (0.8%):
BAE Systems PLC ...................................................... 64,891 919
RELX PLC ........................................................... 16,720 663
1,582
Information Technology (0.4%):
The Sage Group PLC .................................................... 61,500 918
Real Estate (0.3%):
Safestore Holdings PLC .................................................. 55,768 628
Utilities (0.3%):
Drax Group PLC ....................................................... 83,610 522
20,402
Total Common Stocks (Cost $173,415) 200,799
Exchange-Traded Funds (1.4%)
United States (1.4%):
iShares Core MSCI EAFE ETF ............................................. 29,915 2,105
iShares Core MSCI Emerging Markets ETF .................................... 15,972 808
2,913
Total Exchange-Traded Funds (Cost $2,822) 2,913
Total Investments (Cost $176,237) — 99.2% 203,712
Other assets in excess of liabilities — 0.8% 1,740
NET ASSETS - 100.00% $ 205,452
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$1,767 (thousands) and amounted to 0.9% of net assets.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2023.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2023 (amounts
in thousands):
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Trivalent International Small-Cap Fund
50
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.0%)
Australia (5.5%):
Consumer Discretionary (0.9%):
JB Hi-Fi Ltd. .......................................................... 421,411 $ 15,226
Super Retail Group Ltd. .................................................. 1,567,555 16,842
32,068
Consumer Staples (0.3%):
GrainCorp Ltd. , Class A .................................................. 1,792,121 8,909
Energy (0.3%):
Beach Energy Ltd. ...................................................... 9,951,382 10,862
Industrials (1.3%):
ALS Ltd. ............................................................. 1,208,423 10,582
Seven Group Holdings Ltd. ................................................ 880,656 22,163
Ventia Services Group Pty Ltd. ............................................. 5,669,415 12,131
44,876
Information Technology (0.6%):
Technology One Ltd. .................................................... 1,790,254 18,735
Materials (1.5%):
Allkem Ltd. (a) ......................................................... 1,641,521 12,266
Champion Iron Ltd. ..................................................... 2,320,780 13,297
CSR Ltd. ............................................................. 2,685,222 12,079
OceanaGold Corp. ...................................................... 7,806,180 14,965
52,607
Real Estate (0.3%):
Charter Hall Group ...................................................... 1,324,270 10,848
Utilities (0.3%):
AGL Energy Ltd. ....................................................... 1,644,647 10,629
189,534
Bermuda (0.4%):
Energy (0.4%):
Seadrill Ltd. (a) ......................................................... 275,948 12,995
Canada (9.6%):
Communication Services (0.3%):
IMAX Corp. (a) ........................................................ 545,566 8,194
Energy (1.8%):
Headwater Exploration, Inc. ............................................... 3,575,922 16,869
NuVista Energy Ltd. (a) ................................................... 1,648,869 13,740
Parex Resources, Inc. .................................................... 874,130 16,461
Whitecap Resources, Inc. ................................................. 2,251,866 15,076
62,146
Financials (0.4%):
EQB, Inc. ............................................................ 203,874 13,423
Health Care (0.0%):(b)
Tilray Brands, Inc. , Class 2 (a) .............................................. 2 — (c)
Industrials (2.0%):
ATS Corp. (a) .......................................................... 349,961 15,085
Bombardier, Inc. , Class B (a) (d) ............................................. 276,089 11,088
Element Fleet Management Corp. ........................................... 1,007,405 16,393

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Finning International, Inc. ................................................. 901,422 $ 26,072
68,638
Information Technology (1.5%):
Celestica, Inc. (a) ....................................................... 1,355,082 39,694
Kinaxis, Inc. (a) ........................................................ 88,651 9,951
49,645
Materials (2.1%):
Agnico Eagle Mines Ltd. ................................................. 1 — (c)
Alamos Gold, Inc. ...................................................... 1,699,006 22,852
Dundee Precious Metals, Inc. .............................................. 2,477,333 15,856
Lundin Mining Corp. .................................................... 1,243,712 10,176
Stella-Jones, Inc. ....................................................... 400,258 23,298
72,182
Real Estate (1.0%):
Boardwalk Real Estate Investment Trust ...................................... 437,595 23,562
Tricon Residential, Inc. ................................................... 1,281,158 11,662
35,224
Utilities (0.5%):
Superior Plus Corp. ..................................................... 1,290,314 9,379
TransAlta Corp. ........................................................ 1,019,153 8,477
17,856
327,308
Denmark (2.3%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 150,795 20,852
Financials (0.5%):
Jyske Bank A/S , Registered Shares .......................................... 256,916 18,426
Health Care (0.5%):
Bavarian Nordic A/S (a) (d) ................................................ 582,574 15,315
Industrials (0.7%):
ISS A/S .............................................................. 578,583 11,052
ROCKWOOL A/S , Class B ................................................ 46,729 13,674
24,726
79,319
Finland (0.8%):
Industrials (0.5%):
Konecranes Oyj ........................................................ 420,265 18,957
Information Technology (0.3%):
TietoEVRY Oyj ........................................................ 400,197 9,532
28,489
France (8.7%):
Consumer Discretionary (1.4%):
Accor SA ............................................................ 550,890 21,083
La Francaise des Jeux SAEM (e) ............................................ 274,657 9,976
Renault SA ........................................................... 417,572 17,076
48,135
Energy (1.0%):
Technip Energies NV .................................................... 697,824 16,287

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Vallourec SA (a) ........................................................ 1,188,886 $ 18,464
34,751
Health Care (0.8%):
Ipsen SA ............................................................. 121,089 14,443
Virbac SA ............................................................ 31,582 12,583
27,026
Industrials (2.7%):
Eiffage SA ............................................................ 231,751 24,875
Elis SA .............................................................. 1,032,050 21,568
Rexel SA ............................................................. 931,171 25,554
SPIE SA ............................................................. 682,193 21,351
93,348
Information Technology (0.8%):
Sopra Steria Group ...................................................... 124,856 27,342
Materials (1.3%):
Arkema SA ........................................................... 271,582 30,934
Verallia SA (e) ......................................................... 289,157 11,139
42,073
Real Estate (0.7%):
Klepierre SA .......................................................... 899,829 24,563
297,238
Germany (7.2%):
Communication Services (1.4%):
CTS Eventim AG & Co. KGaA ............................................. 243,416 16,834
Freenet AG ........................................................... 656,463 18,371
Scout24 SE (e) ......................................................... 205,895 14,557
49,762
Consumer Discretionary (0.6%):
HUGO BOSS AG ...................................................... 265,815 19,801
Health Care (0.5%):
Gerresheimer AG ....................................................... 160,747 16,721
Industrials (1.2%):
GEA Group AG ........................................................ 434,918 18,079
KION Group AG ....................................................... 247,767 10,573
Rheinmetall AG ........................................................ 36,401 11,543
40,195
Information Technology (2.0%):
AIXTRON SE ......................................................... 693,263 29,513
Bechtle AG ........................................................... 381,480 19,105
SMA Solar Technology AG (a) (d) ............................................ 128,176 8,585
TeamViewer SE (a) (e) .................................................... 645,700 10,028
67,231
Materials (0.4%):
Aurubis AG ........................................................... 170,507 13,950
Real Estate (0.7%):
TAG Immobilien AG (a) .................................................. 1,694,244 24,629
Utilities (0.4%):
Encavis AG (a) (d) ....................................................... 710,743 12,224
244,513

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Hong Kong (0.9%):
Consumer Discretionary (0.3%):
MGM China Holdings Ltd. (a) .............................................. 7,246,800 $ 9,192
Health Care (0.4%):
The United Laboratories International Holdings Ltd. .............................. 14,036,000 12,609
Real Estate (0.2%):
Kerry Properties Ltd. .................................................... 4,432,500 8,109
29,910
Ireland (2.2%):
Consumer Discretionary (0.4%):
Dalata Hotel Group PLC .................................................. 2,956,753 15,073
Consumer Staples (0.6%):
Glanbia PLC .......................................................... 1,205,121 19,867
Financials (0.9%):
Bank of Ireland Group PLC ............................................... 3,228,576 29,306
Industrials (0.3%):
DCC PLC ............................................................ 145,319 10,691
74,937
Isle of Man (0.3%):
Consumer Discretionary (0.3%):
Playtech PLC (a) ........................................................ 1,698,040 9,720
Israel (0.7%):
Communication Services (0.7%):
Perion Network Ltd. (a) (d) ................................................. 814,576 25,146
Italy (3.1%):
Consumer Discretionary (0.3%):
Brunello Cucinelli SpA ................................................... 118,571 11,603
Energy (0.4%):
Saras SpA ............................................................ 7,279,936 12,993
Financials (0.7%):
Banco BPM SpA ....................................................... 4,322,690 22,903
Industrials (0.4%):
Leonardo SpA ......................................................... 925,450 15,289
Materials (0.6%):
Buzzi SpA ............................................................ 686,533 20,878
Utilities (0.7%):
ERG SpA ............................................................ 320,726 10,230
Iren SpA ............................................................. 5,725,518 12,497
22,727
106,393
Japan (23.2%):
Communication Services (0.8%):
Internet Initiative Japan, Inc. ............................................... 1,422,400 29,025

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (4.5%):
Adastria Co. Ltd. ....................................................... 525,200 $ 12,923
Asics Corp. ........................................................... 407,700 12,729
Goldwin, Inc. .......................................................... 130,600 9,365
J Front Retailing Co. Ltd. ................................................. 1,478,700 13,431
Resorttrust, Inc. ........................................................ 625,200 10,827
Round One Corp. ....................................................... 3,059,100 12,068
Sankyo Co. Ltd. ........................................................ 352,500 20,529
Shimamura Co. Ltd. ..................................................... 147,800 16,506
Sumitomo Forestry Co. Ltd. (d) ............................................. 524,600 15,589
Toyo Tire Corp. ........................................................ 1,020,800 17,031
Toyoda Gosei Co. Ltd. ................................................... 727,200 13,601
154,599
Consumer Staples (1.3%):
Morinaga Milk Industry Co. Ltd. ............................................ 563,400 10,908
Nissui Corp. .......................................................... 3,137,600 16,876
Toyo Suisan Kaisha Ltd. .................................................. 351,000 18,113
45,897
Financials (1.9%):
Credit Saison Co. Ltd. ................................................... 1,006,400 18,495
Fuyo General Lease Co. Ltd. ............................................... 152,400 13,203
Mebuki Financial Group, Inc. .............................................. 5,377,400 16,319
Yamaguchi Financial Group, Inc. ............................................ 1,832,100 16,374
64,391
Health Care (1.4%):
Jeol Ltd. ............................................................. 418,100 18,281
Nakanishi, Inc. ......................................................... 749,400 12,576
Santen Pharmaceutical Co. Ltd. ............................................. 1,812,000 18,030
48,887
Industrials (5.5%):
Amada Co. Ltd. ........................................................ 1,187,400 12,345
BayCurrent Consulting, Inc. ............................................... 354,400 12,408
Daihen Corp. .......................................................... 377,200 17,215
DMG Mori Co. Ltd. (d) ................................................... 556,400 10,620
Ebara Corp. ........................................................... 307,900 18,156
Fujikura Ltd. .......................................................... 2,050,400 15,717
Hitachi Zosen Corp. ..................................................... 1,352,900 8,967
INFRONEER Holdings, Inc. ............................................... 1,682,300 16,719
JGC Holdings Corp. ..................................................... 772,800 8,895
Park24 Co. Ltd. (a) ...................................................... 1,253,600 16,026
Sankyu, Inc. .......................................................... 338,500 12,409
Sanwa Holdings Corp. ................................................... 1,303,300 19,706
Takeuchi Manufacturing Co. Ltd. ........................................... 571,900 17,317
186,500
Information Technology (3.2%):
Alps Alpine Co. Ltd. .................................................... 1,256,100 10,920
BIPROGY, Inc. ........................................................ 442,000 13,819
Citizen Watch Co. Ltd. ................................................... 1,974,900 11,747
Fuji Soft, Inc. .......................................................... 438,800 18,356
Horiba Ltd. ........................................................... 178,000 13,884
Nichicon Corp. ........................................................ 1,196,500 10,984
Socionext, Inc. ......................................................... 473,500 8,563
Tokyo Seimitsu Co. Ltd. .................................................. 334,400 20,511
108,784
Materials (2.9%):
Daicel Corp. .......................................................... 2,034,200 19,670
Daido Steel Co. Ltd. ..................................................... 2,585,500 27,431
Kaneka Corp. .......................................................... 387,800 9,831

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Rengo Co. Ltd. ........................................................ 2,663,700 $ 17,733
Sumitomo Bakelite Co. Ltd. ............................................... 249,500 13,062
Tokai Carbon Co. Ltd. (d) ................................................. 1,375,000 9,974
97,701
Real Estate (1.7%):
Invincible Investment Corp. ............................................... 29,656 12,820
KDX Realty Investment Corp. .............................................. 7,412 8,444
Nippon Accommodations Fund, Inc. ......................................... 2,293 9,816
Tokyo Tatemono Co. Ltd. ................................................. 1,004,000 14,994
Tokyu Fudosan Holdings Corp. ............................................. 1,633,000 10,408
56,482
792,266
Netherlands (3.2%):
Financials (1.1%):
ASR Nederland NV ..................................................... 514,962 24,323
Euronext NV (e) ........................................................ 167,477 14,553
38,876
Health Care (0.3%):
Pharming Group NV (a) (d) ................................................ 9,133,199 10,415
Industrials (0.6%):
Fugro NV (a) .......................................................... 1,108,788 21,257
Information Technology (0.8%):
BE Semiconductor Industries NV ........................................... 176,582 26,656
Materials (0.4%):
OCI NV ............................................................. 437,818 12,687
109,891
Singapore (0.9%):
Real Estate (0.3%):
Frasers Logistics & Commercial Trust ........................................ 11,158,100 9,717
Utilities (0.6%):
Sembcorp Industries Ltd. ................................................. 5,410,200 21,752
31,469
South Korea (4.1%):
Communication Services (0.4%):
JYP Entertainment Corp. ................................................. 167,489 13,119
Consumer Discretionary (0.3%):
Youngone Corp. ........................................................ 295,413 10,428
Consumer Staples (0.2%):
NongShim Co. Ltd. ..................................................... 27,549 8,693
Health Care (1.4%):
Classys, Inc. .......................................................... 557,702 16,274
Dentium Co. Ltd. ....................................................... 153,279 15,550
Hanmi Pharm Co. Ltd. ................................................... 56,122 15,314
47,138
Industrials (0.8%):
HD Hyundai Electric Co. Ltd. .............................................. 162,366 10,321
Samsung Engineering Co. Ltd. (a) ........................................... 765,098 17,142
27,463

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.7%):
LEENO Industrial, Inc. ................................................... 67,142 $ 10,509
SOLUM Co. Ltd. (a) ..................................................... 616,896 13,054
23,563
Materials (0.3%):
LOTTE Fine Chemical Co. Ltd. ............................................ 252,427 11,335
141,739
Spain (3.1%):
Financials (0.7%):
Bankinter SA .......................................................... 3,563,328 22,851
Health Care (0.5%):
Laboratorios Farmaceuticos Rovi SA ......................................... 252,018 16,773
Industrials (0.4%):
Cia de Distribucion Integral Logista Holdings SA ................................ 528,313 14,286
Information Technology (0.3%):
Indra Sistemas SA ...................................................... 792,652 12,275
Materials (0.5%):
Acerinox SA .......................................................... 1,461,773 17,225
Real Estate (0.7%):
Merlin Properties Socimi SA ............................................... 2,113,002 23,458
106,868
Sweden (1.9%):
Financials (0.4%):
Avanza Bank Holding AB (d) ............................................... 559,416 13,000
Industrials (1.1%):
Loomis AB ........................................................... 351,539 9,362
Storskogen Group AB , Class B ............................................. 10,379,555 9,551
Trelleborg AB , Class B ................................................... 592,827 19,905
38,818
Real Estate (0.4%):
Wihlborgs Fastigheter AB ................................................. 1,554,674 14,551
66,369
Switzerland (6.8%):
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 755,831 22,189
Financials (1.3%):
Baloise Holding AG , Registered Shares ....................................... 71,476 11,210
Julius Baer Group Ltd. ................................................... 188,864 10,598
Swissquote Group Holding SA , Registered Shares ............................... 96,487 23,539
45,347
Health Care (1.4%):
Galenica AG (e) ........................................................ 257,657 22,295
Siegfried Holding AG , Registered Shares ...................................... 22,823 23,353
45,648
Industrials (2.0%):
Accelleron Industries AG ................................................. 381,500 11,935
Adecco Group AG ...................................................... 265,628 13,050
Bucher Industries AG , Registered Shares ...................................... 25,730 10,819

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Flughafen Zurich AG .................................................... 68,565 $ 14,331
Sulzer AG , Registered Shares .............................................. 189,793 19,404
69,539
Information Technology (0.6%):
Logitech International SA , Class R .......................................... 83,737 7,965
Temenos AG , Registered Shares ............................................ 137,131 12,783
20,748
Real Estate (0.8%):
PSP Swiss Property AG , Registered Shares ..................................... 199,817 27,944
231,415
United Kingdom (13.7%):
Communication Services (0.9%):
4imprint Group PLC ..................................................... 271,415 15,784
Moneysupermarket.com Group PLC ......................................... 4,304,761 15,337
31,121
Consumer Discretionary (1.8%):
Berkeley Group Holdings PLC ............................................. 197,920 11,814
Dowlais Group PLC ..................................................... 7,353,002 9,991
Dunelm Group PLC ..................................................... 658,719 9,190
Inchcape PLC ......................................................... 1,777,197 16,178
Taylor Wimpey PLC ..................................................... 7,563,618 14,156
61,329
Consumer Staples (1.0%):
Marks & Spencer Group PLC .............................................. 6,958,372 24,110
Tate & Lyle PLC ....................................................... 1,213,110 10,175
34,285
Energy (0.3%):
Harbour Energy PLC .................................................... 2,674,513 10,506
Financials (2.3%):
Beazley PLC .......................................................... 2,047,358 13,603
IG Group Holdings PLC .................................................. 1,801,059 17,550
Man Group PLC ....................................................... 5,617,191 16,641
OSB Group PLC ....................................................... 3,147,185 18,581
Virgin Money UK PLC ................................................... 5,340,402 11,156
77,531
Health Care (1.3%):
ConvaTec Group PLC (e) ................................................. 4,596,167 14,300
CVS Group PLC ....................................................... 612,014 13,123
Hikma Pharmaceuticals PLC ............................................... 682,275 15,544
42,967
Industrials (2.7%):
Balfour Beatty PLC ..................................................... 3,458,224 14,564
easyJet PLC (a) ......................................................... 1,804,528 11,704
IMI PLC ............................................................. 605,961 12,982
JET2 PLC ............................................................ 755,996 12,040
QinetiQ Group PLC ..................................................... 2,699,531 10,625
Serco Group PLC ....................................................... 8,833,714 18,198
The Weir Group PLC .................................................... 499,028 11,989
92,102
Information Technology (1.1%):
Computacenter PLC ..................................................... 689,518 24,499
Spectris PLC .......................................................... 298,188 14,340
38,839

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.5%):
Endeavour Mining PLC .................................................. 743,314 $ 16,702
Real Estate (1.5%):
LondonMetric Property PLC ............................................... 5,076,089 12,361
Safestore Holdings PLC .................................................. 1,571,569 17,696
The British Land Co. PLC ................................................ 2,076,307 10,553
Tritax Big Box REIT PLC ................................................. 5,710,564 12,252
52,862
Utilities (0.3%):
Drax Group PLC ....................................................... 1,466,313 9,161
467,405
United States (0.4%):
Consumer Discretionary (0.4%):
International Game Technology PLC ......................................... 535,929 14,690
Total Common Stocks (Cost $2,800,477) 3,387,614
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (f) ........ 5,908,491 5,910
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (f) ............ 5,908,491 5,908
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (f) ................ 5,908,491 5,908
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (f) . 5,908,491 5,908
Total Collateral for Securities Loaned (Cost $23,634) 23,634
Total Investments (Cost $2,824,111) — 99.7% 3,411,248
Other assets in excess of liabilities — 0.3% 9,567
NET ASSETS - 100.00% $ 3,420,815
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rounds to less than $1 thousand.
(d) All or a portion of this security is on loan.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$96,848 (thousands) and amounted to 2.8% of net assets.
(f) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Total Return Bond Fund
59
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (5.9%)
ABS Auto (4.9%):
Drive Auto Receivables Trust ..............................................
Series 2021-1 , Class C , 1 .02% , 6/15/27 , Callable 3/15/25 @ 100 ................. $ 54 $ 54
Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 7/15/25 @ 100 ................. 250 235
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 6/15/28 @
100 (a) ........................................................... 50 51
Enterprise Fleet Financing LLC , Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 9/20/27 @
100 (a) ........................................................... 50 52
Ford Credit Auto Owner Trust , Series 2020-1 , Class C , 2 .54% , 8/15/31 , Callable 2/15/25 @
100 (a) ........................................................... 100 96
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class A3 , 5 .39% , 12/15/27 ,
Callable 7/15/26 @ 100 (a) ............................................ 540 538
GM Financial Consumer Automobile Receivables Trust , Series 2021-2 , Class C , 1 .28% ,
1/19/27 , Callable 5/16/25 @ 100 ........................................ 245 231
JPMorgan Chase Bank NA , Series 2021-2 , Class C , 0 .97% , 12/26/28 , Callable 10/25/25 @
100 (a) ........................................................... 39 38
LAD Auto Receivables Trust , Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 6/15/26 @
100 (a) ........................................................... 50 51
Santander Drive Auto Receivables Trust .......................................
Series 2021-3 , Class C , 0 .95% , 9/15/27 , Callable 7/15/25 @ 100 ................. 92 91
Series 2021-4 , Class C , 1 .26% , 2/16/27 , Callable 11/15/25 @ 100 ................ 282 276
Series 2022-2 , Class B , 3 .44% , 9/15/27 , Callable 1/15/26 @ 100 ................. 275 270
Series 2023-1 , Class B , 4 .98% , 2/15/28 , Callable 5/15/26 @ 100 ................. 195 193
Santander Retail Auto Lease Trust , Series 2021-A , Class C , 1 .14% , 3/20/26 , Callable 4/20/24
@ 100 (a) ......................................................... 674 669
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 9/20/25 @ 100 (a) ............... 100 101
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 1/20/26 @ 100 (a) .............. 89 91
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 8/25/26 @ 100 (a) ........ 140 140
United Auto Credit Securitization Trust , Series 2022-1 , Class C , 2 .61% , 6/10/27 , Callable
12/10/25 @ 100 (a) .................................................. 93 92
Westlake Automobile Receivables Trust .......................................
Series 2021-1A , Class C , 0 .95% , 3/16/26 , Callable 2/15/25 @ 100 (a) .............. 160 159
Series 2021-2A , Class C , 0 .89% , 7/15/26 , Callable 7/15/25 @ 100 (a) .............. 337 331
Series 2022-1A , Class C , 3 .11% , 3/15/27 , Callable 9/15/25 @ 100 (a) .............. 310 303
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 6/15/26 @ 100 (a) .............. 250 249
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 7/15/26 @ 100 (a) .............. 500 503
4,814
ABS Card (0.1%):
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 127 133
ABS Home (0.1%):
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16 , Class M1 , 6 .79%
( TSFR1M + 143 bps ) , 10/25/32 , Callable 1/25/24 @ 100 (b) ...................... 59 60
ABS Other (0.8%):
CCG Receivables Trust , Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 12/14/27 @ 100 (a) 50 51
Daimler Trucks Retail Trust , Series 2023-1 , Class A4 , 5 .93% , 12/16/30 , Callable 11/15/26 @
100 ............................................................. 200 204
Dell Equipment Finance Trust , Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 3/22/26 @
100 (a) ........................................................... 94 96
HPEFS Equipment Trust , Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 9/20/26 @ 100 (a) 200 202
SCF Equipment Leasing LLC ..............................................
Series 2019-2A , Class C , 3 .11% , 6/21/27 , Callable 9/20/24 @ 100 (a) .............. 250 245
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 5/20/30 @ 100 (a) .............. 43 44
842
Total Asset-Backed Securities (Cost $5,858)
a
a
a
5,849

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Collateralized Mortgage Obligations (7.3%)
Agency CMO Other (0.5%):
Federal Home Loan Mortgage Corporation , Series 4395 , Class PA , 2 .50% , 4/15/37 ........ $ 122 $ 115
Federal National Mortgage Association .......................................
Series 2005-19 , Class PB , 5 .50% , 3/25/35 ................................. 161 164
Series 2011-21 , Class PA , 4 .50% , 5/25/40 ................................. 167 166
Series 2013-81 , Class KA , 2 .75% , 9/25/42 ................................. 116 109
554
Commercial MBS (6.8%):
BANK , Series 2020-BN26 , Class AS , 2 .69% , 3/15/63 , Callable 3/15/30 @ 100 ........... 290 239
CFCRE Commercial Mortgage Trust .........................................
Series 2016-C3 , Class A2 , 3 .60% , 1/10/48 , Callable 1/10/26 @ 100 ............... 153 147
Series 2016-C4 , Class A4 , 3 .28% , 5/10/58 , Callable 5/10/26 @ 100 ............... 163 154
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC29 , Class A4 , 3 .19% , 4/10/48 , Callable 4/10/25 @ 100 ............. 345 334
Series 2015-GC33 , Class A4 , 3 .78% , 9/10/58 , Callable 5/10/26 @ 100 ............. 463 444
Series 2015-P1 , Class A5 , 3 .72% , 9/15/48 , Callable 5/15/26 @ 100 ............... 158 152
Series 2016-P4 , Class A4 , 2 .90% , 7/10/49 , Callable 7/10/26 @ 100 ............... 244 229
Series 2020-GC46 , Class AS , 2 .92% , 2/15/53 , Callable 2/15/30 @ 100 ............. 257 206
COMM Mortgage Trust , Series 2015-CR25 , Class A4 , 3 .76% , 8/10/48 , Callable 8/10/25 @
100 ............................................................. 186 180
CSAIL Commercial Mortgage Trust .........................................
Series 2015-C2 , Class A4 , 3 .50% , 6/15/57 , Callable 5/15/25 @ 100 ............... 212 206
Series 2015-C3 , Class A4 , 3 .72% , 8/15/48 , Callable 8/15/25 @ 100 ............... 348 335
Series 2015-C4 , Class A4 , 3 .81% , 11/15/48 , Callable 11/15/25 @ 100 ............. 338 327
Series 2016-C7 , Class A5 , 3 .50% , 11/15/49 , Callable 11/15/26 @ 100 ............. 137 130
GS Mortgage Securities Trust ..............................................
Series 2015-GC30 , Class A4 , 3 .38% , 5/10/50 , Callable 5/10/25 @ 100 ............. 162 156
Series 2016-GS2 , Class A4 , 3 .05% , 5/10/49 , Callable 5/10/26 @ 100 .............. 162 153
JP Morgan Chase Commercial Mortgage Securities Trust , Series 2016-JP2 , Class A4 , 2 .82% ,
8/15/49 , Callable 7/15/26 @ 100 ........................................ 376 351
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C28 , Class A4 , 3 .23% , 10/15/48 , Callable 4/15/25 @ 100 ............. 453 437
Series 2015-C31 , Class A3 , 3 .80% , 8/15/48 , Callable 8/15/25 @ 100 .............. 138 132
Series 2016-C1 , Class A5 , 3 .58% , 3/17/49 , Callable 2/15/26 @ 100 ............... 419 401
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2016-C32 , Class A4 , 3 .72% ,
12/15/49 , Callable 1/15/27 @ 100 ....................................... 405 386
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-C28 , Class A4 , 3 .54% , 5/15/48 , Callable 5/15/25 @ 100 .............. 193 187
Series 2015-C30 , Class A4 , 3 .66% , 9/15/58 , Callable 8/15/25 @ 100 .............. 181 175
Series 2015-P2 , Class A4 , 3 .81% , 12/15/48 , Callable 12/15/25 @ 100 ............. 420 405
Series 2016-NXS6 , Class A4 , 2 .92% , 11/15/49 , Callable 10/15/26 @ 100 ........... 548 514
Series 2017-RC1 , Class A4 , 3 .63% , 1/15/60 , Callable 3/15/27 @ 100 .............. 311 296
6,676
Total Collateralized Mortgage Obligations (Cost $7,610)
a
a
a
7,230
Corporate Bonds (23.6%)
Communication Services (1.6%):
AT&T, Inc. , 5 .15% , 11/15/46 , Callable 5/15/46 @ 100 ............................ 312 301
Charter Communications Operating LLC/Charter Communications Operating Capital , 2 .25% ,
1/15/29 , Callable 11/15/28 @ 100 ....................................... 150 130
Comcast Corp.
3 .55% , 5/1/28 , Callable 2/1/28 @ 100 .................................... 100 97
3 .45% , 2/1/50 , Callable 8/1/49 @ 100 .................................... 250 192
T-Mobile US, Inc. , 3 .88% , 4/15/30 , Callable 1/15/30 @ 100 ........................ 492 467
Verizon Communications, Inc. , 3 .55% , 3/22/51 , Callable 9/22/50 @ 100 ................ 375 289
Warnermedia Holdings, Inc. , 4 .05% , 3/15/29 , Callable 1/15/29 @ 100 ................. 100 95
1,571

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Consumer Discretionary (2.5%):
Dana, Inc. , 5 .63% , 6/15/28 , Callable 1/16/24 @ 102.81 ............................ $ 110 $ 109
General Motors Financial Co., Inc. , 5 .85% , 4/6/30 , Callable 2/6/30 @ 100 .............. 256 264
Genuine Parts Co. , 6 .88% , 11/1/33 , Callable 8/1/33 @ 100 ......................... 48 53
Lennar Corp. , 5 .00% , 6/15/27 , Callable 12/15/26 @ 100 ........................... 212 213
Marriott International, Inc. , 3 .60% , 4/15/24 , Callable 3/15/24 @ 100 .................. 326 324
Meritage Homes Corp. , 6 .00% , 6/1/25 , Callable 3/1/25 @ 100 ....................... 41 41
NIKE, Inc. , 3 .88% , 11/1/45 , Callable 5/1/45 @ 100 ............................... 198 174
NVR, Inc. , 3 .00% , 5/15/30 , Callable 11/15/29 @ 100 ............................. 267 238
O'Reilly Automotive, Inc. , 4 .70% , 6/15/32 , Callable 3/15/32 @ 100 ................... 199 197
PulteGroup, Inc. , 5 .00% , 1/15/27 , Callable 10/15/26 @ 100 (c) ....................... 240 241
Ross Stores, Inc. , 3 .38% , 9/15/24 , Callable 6/15/24 @ 100 ......................... 160 158
Tapestry, Inc. , 7 .85% , 11/27/33 , Callable 8/27/33 @ 100 ........................... 100 107
Volkswagen Group of America Finance LLC
4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (a) .................................. 200 196
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 40 43
Yum! Brands, Inc. , 3 .63% , 3/15/31 , Callable 12/15/30 @ 100 ....................... 171 154
2,512
Consumer Staples (1.5%):
7-Eleven, Inc. , 0 .80% , 2/10/24 , Callable 2/5/24 @ 100 (a) .......................... 168 167
Altria Group, Inc. , 4 .40% , 2/14/26 , Callable 12/14/25 @ 100 ........................ 105 104
Anheuser-Busch InBev Worldwide, Inc. , 4 .38% , 4/15/38 , Callable 10/15/37 @ 100 ........ 250 237
BAT Capital Corp. , 5 .28% , 4/2/50 , Callable 10/2/49 @ 100 ......................... 167 143
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 139 118
Keurig Dr Pepper, Inc. , 4 .50% , 4/15/52 , Callable 10/15/51 @ 100 .................... 100 92
Reynolds American, Inc. , 6 .15% , 9/15/43 ...................................... 175 174
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 200 170
The Estee Lauder Cos., Inc. , 4 .15% , 3/15/47 , Callable 9/15/46 @ 100 ................. 105 91
The J.M. Smucker Co. , 6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................... 100 109
Tyson Foods, Inc. , 5 .10% , 9/28/48 , Callable 3/28/48 @ 100 ......................... 135 123
1,528
Energy (1.7%):
Continental Resources, Inc. , 2 .27% , 11/15/26 , Callable 2/5/24 @ 100 (a) ................ 267 246
Energy Transfer LP
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 100 95
3 .75% , 5/15/30 , Callable 2/15/30 @ 100 .................................. 200 186
EOG Resources, Inc. , 4 .95% , 4/15/50 , Callable 10/15/49 @ 100 ..................... 135 133
Marathon Oil Corp. , 6 .60% , 10/1/37 ......................................... 255 270
MPLX LP , 4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ............................. 150 145
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) ................. 201 176
Pioneer Natural Resources Co. , 1 .90% , 8/15/30 , Callable 5/15/30 @ 100 ............... 251 213
Western Midstream Operating LP , 4 .05% , 2/1/30 , Callable 11/1/29 @ 100 .............. 188 176
1,640
Financials (6.7%):
Aflac, Inc. , 4 .75% , 1/15/49 , Callable 7/15/48 @ 100 .............................. 35 33
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (b) ....... 299 298
Bank of America Corp.
4 .20% , 8/26/24 , MTN ................................................ 160 158
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (b) .................. 400 332
Capital One Financial Corp.
4 .93% ( SOFR + 206 bps ) , 5/10/28 , Callable 5/10/27 @ 100 (b) .................... 174 171
2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (b) .................... 145 110
Cincinnati Financial Corp. , 6 .13% , 11/1/34 ..................................... 230 241
Citigroup, Inc.
3 .88% , 3/26/25 .................................................... 108 106
4 .60% , 3/9/26 ..................................................... 232 229
4 .45% , 9/29/27 .................................................... 108 106
Citizens Financial Group, Inc. , 2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................. 300 252
Fifth Third Bancorp , 3 .65% , 1/25/24 , Callable 1/16/24 @ 100 ....................... 300 299
Fiserv, Inc. , 5 .60% , 3/2/33 , Callable 12/2/32 @ 100 .............................. 100 105
Ford Motor Credit Co. LLC , 4 .06% , 11/1/24 , Callable 10/1/24 @ 100 ................. 290 285

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Globe Life, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 .......................... $ 250 $ 209
JPMorgan Chase & Co.
2 .55% ( SOFR + 118 bps ) , 11/8/32 , Callable 11/8/31 @ 100 (b) .................... 376 314
5 .72% ( SOFR + 258 bps ) , 9/14/33 , Callable 9/14/32 @ 100 (b) .................... 204 211
5 .60% , 7/15/41 .................................................... 137 146
KeyCorp. , 4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , MTN , Callable 6/1/32 @ 100 (b) ........ 150 138
Morgan Stanley
3 .13% , 7/27/26 , MTN ................................................ 287 275
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (b) ............. 500 415
Old Republic International Corp. , 3 .85% , 6/11/51 , Callable 12/11/50 @ 100 ............. 104 76
Pfizer Investment Enterprises Pte Ltd. , 4 .75% , 5/19/33 , Callable 2/19/33 @ 100 .......... 150 150
Regions Financial Corp. , 1 .80% , 8/12/28 , Callable 6/12/28 @ 100 .................... 228 195
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (b) .......... 100 101
The Bank of New York Mellon Corp. , 4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @
100 (b) (d) ......................................................... 250 244
The Goldman Sachs Group, Inc. , 3 .50% , 1/23/25 , Callable 10/23/24 @ 100 ............. 275 270
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 250 253
The PNC Financial Services Group, Inc. , 4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable
6/6/32 @ 100 (b) .................................................... 250 235
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 100 105
US Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) .............. 200 205
Wells Fargo & Co.
4 .30% , 7/22/27 , MTN ................................................ 160 157
4 .90% , 11/17/45 , MTN ............................................... 155 141
6,565
Health Care (2.4%):
AbbVie, Inc. , 4 .45% , 5/14/46 , Callable 11/14/45 @ 100 ........................... 142 131
Amgen, Inc. , 5 .15% , 3/2/28 , Callable 2/2/28 @ 100 .............................. 240 245
Baxter International, Inc.
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 390 327
3 .50% , 8/15/46 , Callable 2/15/46 @ 100 .................................. 109 80
Bristol-Myers Squibb Co. , 5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................. 150 164
Centene Corp. , 4 .25% , 12/15/27 , Callable 1/22/24 @ 101.42 ........................ 168 162
CVS Health Corp. , 2 .13% , 9/15/31 , Callable 6/15/31 @ 100 ........................ 150 124
Elevance Health, Inc. , 2 .38% , 1/15/25 , Callable 12/15/24 @ 100 ..................... 148 144
HCA, Inc. , 4 .13% , 6/15/29 , Callable 3/15/29 @ 100 .............................. 193 185
Hologic, Inc. , 3 .25% , 2/15/29 , Callable 2/5/24 @ 101.63 (a) ......................... 260 236
Regeneron Pharmaceuticals, Inc. , 2 .80% , 9/15/50 , Callable 3/15/50 @ 100 .............. 146 97
Universal Health Services, Inc.
1 .65% , 9/1/26 , Callable 8/1/26 @ 100 (a) .................................. 394 358
2 .65% , 10/15/30 , Callable 7/15/30 @ 100 (a) ............................... 102 86
2,339
Industrials (2.5%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 107 89
Air Lease Corp. , 0 .80% , 8/18/24 , Callable 7/18/24 @ 100 .......................... 146 141
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 11/1/24 @ 102.13 (a) .............................. 250 233
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 250 255
CSX Corp. , 3 .35% , 9/15/49 , Callable 3/15/49 @ 100 ............................. 92 70
Hillenbrand, Inc. , 5 .00% , 9/15/26 , Callable 7/15/26 @ 100 ......................... 420 416
Honeywell International, Inc. , 2 .80% , 6/1/50 , Callable 12/1/49 @ 100 ................. 82 63
Norfolk Southern Corp.
2 .30% , 5/15/31 , Callable 2/15/31 @ 100 .................................. 239 206
2 .90% , 8/25/51 , Callable 2/25/51 @ 100 .................................. 125 85
Northrop Grumman Corp. , 5 .25% , 5/1/50 , Callable 11/1/49 @ 100 .................... 116 120
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 75 60
Snap-on, Inc. , 4 .10% , 3/1/48 , Callable 9/1/47 @ 100 .............................. 115 102

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
The Boeing Co.
3 .25% , 2/1/28 , Callable 12/1/27 @ 100 ................................... $ 100 $ 95
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 250 232
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 250 259
2,426
Information Technology (1.6%):
Apple, Inc. , 4 .65% , 2/23/46 , Callable 8/23/45 @ 100 ............................. 117 116
Broadcom, Inc. , 5 .00% , 4/15/30 , Callable 1/15/30 @ 100 .......................... 165 168
Cadence Design Systems, Inc. , 4 .38% , 10/15/24 , Callable 7/15/24 @ 100 ............... 342 338
Dell International LLC/EMC Corp. , 5 .25% , 2/1/28 , Callable 1/1/28 @ 100 .............. 196 201
Micron Technology, Inc. , 5 .33% , 2/6/29 , Callable 11/6/28 @ 100 ..................... 100 102
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 150 135
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 100 74
Sensata Technologies, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............. 130 115
Texas Instruments, Inc. , 4 .15% , 5/15/48 , Callable 11/15/47 @ 100 .................... 160 145
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 200 171
1,565
Materials (0.9%):
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 150 124
Celanese U.S. Holdings LLC , 6 .33% , 7/15/29 , Callable 5/15/29 @ 100 ................ 100 105
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 150 127
LYB International Finance III LLC , 5 .63% , 5/15/33 , Callable 2/15/33 @ 100 (c) .......... 262 274
Martin Marietta Materials, Inc. , 2 .40% , 7/15/31 , Callable 4/15/31 @ 100 ............... 50 43
Newmont Corp. , 2 .60% , 7/15/32 , Callable 4/15/32 @ 100 .......................... 104 89
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 150 105
867
Real Estate (1.3%):
Essential Properties LP , 2 .95% , 7/15/31 , Callable 4/15/31 @ 100 ..................... 131 103
Kite Realty Group Trust , 4 .00% , 3/15/25 , Callable 12/15/24 @ 100 ................... 100 98
Physicians Realty LP
3 .95% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 138 131
2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ................................... 128 105
Realty Income Corp. , 5 .63% , 10/13/32 , Callable 7/13/32 @ 100 ...................... 303 319
Regency Centers LP , 4 .65% , 3/15/49 , Callable 9/15/48 @ 100 ....................... 114 98
Sabra Health Care LP , 5 .13% , 8/15/26 , Callable 5/15/26 @ 100 ...................... 145 143
Simon Property Group LP , 6 .25% , 1/15/34 , Callable 10/15/33 @ 100 .................. 60 65
Spirit Realty LP , 3 .20% , 1/15/27 , Callable 11/15/26 @ 100 ......................... 266 251
1,313
Utilities (0.9%):
Ameren Illinois Co. , 1 .55% , 11/15/30 , Callable 8/15/30 @ 100 ...................... 225 183
Consolidated Edison Co. of New York, Inc. , 6 .30% , 8/15/37 ........................ 250 274
Oglethorpe Power Corp. , 4 .20% , 12/1/42 ...................................... 50 40
Oklahoma Gas and Electric Co. , 5 .25% , 5/15/41 , Callable 11/15/40 @ 100 .............. 190 180
Public Service Electric & Gas Co. , 3 .95% , 5/1/42 , MTN , Callable 11/1/41 @ 100 ......... 159 137
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 174 116
930
Total Corporate Bonds (Cost $24,661)
a
a
a
23,256
Yankee Dollars (3.4%)
Consumer Discretionary (0.2%):
Aptiv PLC/Aptiv Corp. , 3 .25% , 3/1/32 , Callable 12/1/31 @ 100 ..................... 185 164
Consumer Staples (0.2%):
Suntory Holdings Ltd. , 2 .25% , 10/16/24 , Callable 9/16/24 @ 100 (a) .................. 200 195
Energy (0.2%):
Equinor ASA , 3 .95% , 5/15/43 .............................................. 100 88

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
TotalEnergies Capital International SA , 2 .99% , 6/29/41 , Callable 12/29/40 @ 100 ......... $ 195 $ 152
240
Financials (1.5%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 6 .50% , 7/15/25 , Callable 6/15/25
@ 100 ........................................................... 150 152
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 200 213
Barclays PLC , 2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (b) ......... 200 184
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 150 160
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (b) .......... 100 82
HSBC Holdings PLC , 2 .87% ( SOFR + 141 bps ) , 11/22/32 , Callable 11/22/31 @ 100 (b) ...... 340 283
Mizuho Financial Group, Inc. , 2 .56% , 9/13/31 .................................. 200 163
UBS Group AG , 4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .......................... 250 242
1,479
Industrials (0.7%):
Canadian National Railway Co. , 3 .20% , 8/2/46 , Callable 2/2/46 @ 100 ................ 85 66
Canadian Pacific Railway Co. , 3 .10% , 12/2/51 , Callable 6/2/51 @ 100 ................. 92 66
Ferguson Finance PLC , 4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................... 200 194
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 100 104
Sensata Technologies BV , 4 .00% , 4/15/29 , Callable 4/15/24 @ 102 (a) ................. 200 186
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 100 103
719
Materials (0.5%):
Anglo American Capital PLC , 3 .95% , 9/10/50 , Callable 3/10/50 @ 100 (a) .............. 200 153
Newcrest Finance Pty Ltd.
5 .75% , 11/15/41 (a) .................................................. 155 161
4 .20% , 5/13/50 , Callable 11/13/49 @ 100 (a) ................................ 110 94
Rio Tinto Finance USA Ltd. , 5 .20% , 11/2/40 ................................... 75 77
485
Utilities (0.1%):
Iberdrola International BV , 6 .75% , 9/15/33 ..................................... 50 52
Total Yankee Dollars (Cost $3,547)
a
a
a
3,334
U.S. Government Agency Mortgages (18.5%)
Federal Home Loan Mortgage Corporation
9 .00% , 4/1/25 ..................................................... 2 2
7 .50% , 8/1/29 ..................................................... 4 4
5 .50% , 10/1/38 .................................................... 185 187
2 .50% , 7/1/50 - 3/1/51 ............................................... 867 742
2 .00% , 3/1/51 ..................................................... 492 405
3 .50% , 3/1/52 ..................................................... 1,696 1,553
4 .00% , 6/1/52 - 10/1/52 .............................................. 2,288 2,170
4 .50% , 6/1/52 - 8/1/52 ............................................... 2,342 2,270
7,333
Federal National Mortgage Association
6 .00% , 2/1/37 ..................................................... 51 54
3 .00% , 8/1/46 - 10/1/50 .............................................. 2,272 2,033
4 .00% , 3/1/47 - 5/1/52 ............................................... 1,478 1,399
3 .50% , 11/1/47 - 4/1/52 .............................................. 760 710
2 .00% , 3/1/51 - 12/1/51 .............................................. 2,153 1,774
2 .50% , 7/1/51 - 3/1/52 ............................................... 3,125 2,660
4 .50% , 10/1/52 .................................................... 1,856 1,799
10,429
Government National Mortgage Association
5 .50% , 4/20/53 .................................................... 195 196
2 .50% , 7/20/53 .................................................... 97 85

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
6 .00% , 9/20/53 .................................................... $ 197 $ 202
483
Total U.S. Government Agency Mortgages (Cost $19,037)
a
a
a
18,245
U.S. Treasury Obligations (38.6%)
U.S. Treasury Bonds
3 .50% , 2/15/39 .................................................... 2,000 1,894
1 .13% , 5/15/40 .................................................... 804 519
2 .00% , 11/15/41 .................................................... 356 258
2 .38% , 2/15/42 .................................................... 5,377 4,134
2 .88% , 5/15/49 .................................................... 3,902 3,109
1 .88% , 2/15/51 .................................................... 81 52
2 .00% , 8/15/51 .................................................... 795 521
4 .13% , 8/15/53 .................................................... 1,000 1,014
U.S. Treasury Notes
3 .00% , 7/31/24 .................................................... 492 486
0 .38% , 8/15/24 .................................................... 502 488
0 .75% , 11/15/24 .................................................... 505 487
1 .88% , 2/28/27 .................................................... 2,500 2,344
0 .50% , 6/30/27 .................................................... 1,107 983
0 .75% , 1/31/28 .................................................... 500 441
4 .00% , 2/29/28 .................................................... 211 212
1 .25% , 5/31/28 .................................................... 528 472
2 .88% , 8/15/28 .................................................... 500 478
4 .88% , 10/31/28 .................................................... 7,531 7,862
3 .75% , 5/31/30 .................................................... 1,000 992
0 .63% , 8/15/30 .................................................... 613 497
4 .63% , 9/30/30 .................................................... 500 521
1 .13% , 2/15/31 .................................................... 298 249
1 .63% , 5/15/31 .................................................... 3,483 2,988
1 .38% , 11/15/31 .................................................... 299 248
1 .88% , 2/15/32 .................................................... 289 249
2 .88% , 5/15/32 .................................................... 268 248
2 .75% , 8/15/32 .................................................... 272 249
3 .38% , 5/15/33 .................................................... 3,120 2,996
3 .88% , 8/15/33 .................................................... 3,000 2,998
Total U.S. Treasury Obligations (Cost $36,487)
a
a
a
37,989
Commercial Paper (1.9%)
Utilities (1.9%):
DTE Energy Co. , 7 .61% , 1/5/24 (a) (e) ........................................ 950 949
Kentucky Utilities Co. , 10 .86% , 1/2/24 (a) (e) ................................... 950 950
1,899
Total Commercial Paper (Cost $1,899)
a
a
a
1,899
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (f) ........ 71,239 72
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (f) ............ 71,239 71
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (f) ................ 71,239 71
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (f) . 71,239 71
Total Collateral for Securities Loaned (Cost $285)
a
a
a
285
Total Investments (Cost $99,384) — 99.5% 98,087
Other assets in excess of liabilities — 0.5% 475
NET ASSETS - 100.00% $ 98,562

Victory Portfolios
Victory Total Return Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
^ Purchased with cash collateral from securities on loan.
(a)
Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$9,745 (thousands) and amounted to 9.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2023.
(c) All or a portion of this security is on loan.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate represents the effective yield at December 31, 2023.
(f) Rate disclosed is the daily yield on December 31, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  December 31, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of December 31, 2023.

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Assets:
Investments, at value (Cost $51,787, $270,765 and $1,262,739) $ 63,490 (a) $ 325,657 $ 1,525,187 (b)
Cash 297 2,749 22,261
Receivables:
Interest and dividends 65 907 2,827
Capital shares issued 272 196 1,464
Investments sold 918 — —
From Adviser 5 150 1
Prepaid expenses 24 31 31
Total Assets 65,071 329,690 1,551,771
Liabilities:
Payables:
Collateral received on loaned securities 1,175 — 23
Investments purchased 77 — 7,397
Capital shares redeemed 325 418 906
Accrued expenses and other payables:
Investment advisory fees 53 206 1,096
Administration fees 3 15 69
Custodian fees 1 3 12
Transfer agent fees 3 6 20
Sub-Transfer agent fees 17 16 155
Compliance fees — (c) — (c) 1
Trustees' fees 18 — (c) 19
12b-1 fees 1 1 4
Other accrued expenses 17 23 47
Total Liabilities 1,690 688 9,749
Commitments and contingencies (Note 5 )
Net Assets:
Capital 50,487 276,653 1,256,042
Total accumulated earnings/(loss) 12,894 52,349 285,980
Net Assets $ 63,381 $ 329,002 $ 1,542,022
Net Assets
Class A $ 35,524 $ 25,158 $ 76,146
Class C 662 93 4,129
Class R 527 — 5,400
Class R6 — 240,075 766,004
Class Y 22,985 60,249 690,343
Member Class 3,683 3,427 —
Total $ 63,381 $ 329,002 $ 1,542,022
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 891 1,087 2,307
Class C 27 4 165
Class R 15 — 174
Class R6 — 10,225 21,777
Class Y 507 2,570 19,810
Member Class 92 145 —
Total 1,532 14,031 44,233
Net asset value, offering and redemption price per share:(d)
Class A $ 39 .89 $ 23 .15 $ 33 .00
Class C(e) 24 .27 23 .05 25 .07
Class R 36 .29 — 31 .07
Class R6 — 23 .48 35 .17
Class Y 45 .28 23 .44 34 .85
Member Class 40 .00 23 .58 —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 42 .32 $ 24 .56 $ 35 .01
(a) Includes $1,135 thousand of securities on loan.
(b) Includes $22 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Munder
Multi-Cap Fund
Victory S&P 500
Index Fund
Assets:
Investments, at value (Cost $260,093, $296,774 and $45,613) $ 304,708 $ 417,591 (a) $ 252,641
Cash 2,310 6,468 1,546
Deposit with broker for futures contracts — — 578
Receivables:
Interest and dividends 569 200 240
Capital shares issued 181 23 133
From Adviser 61 2 —
Reclaims — — — (b)
Prepaid expenses 51 18 18
Total Assets 307,880 424,302 255,156
Liabilities:
Payables:
Collateral received on loaned securities — 4,320 —
Investments purchased 537 — —
Capital shares redeemed 12,694 129 31
Variation margin on open futures contracts — — 6
Accrued expenses and other payables:
Investment advisory fees 203 263 42
Administration fees 14 19 11
Custodian fees 2 3 2
Transfer agent fees 2 35 5
Sub-Transfer agent fees 7 75 28
Compliance fees — (b) — (b) — (b)
Trustees' fees — (b) 94 20
12b-1 fees — (b) 13 6
Other accrued expenses 24 31 23
Total Liabilities 13,483 4,982 174
Commitments and contingencies (Note 5 )
Net Assets:
Capital 251,806 278,369 47,001
Total accumulated earnings/(loss) 42,591 140,951 207,981
Net Assets $ 294,397 $ 419,320 $ 254,982
Net Assets
Class A $ 8,560 $ 381,339 $ 175,114
Class C — 1,307 —
Class R — — 28,738
Class R6 235,558 — —
Class Y 44,489 36,674 51,130
Member Class 5,790 — —
Total $ 294,397 $ 419,320 $ 254,982
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 402 8,075 7,335
Class C — 42 —
Class R — — 1,210
Class R6 10,874 — —
Class Y 2,062 683 2,118
Member Class 269 — —
Total 13,607 8,800 10,663
Net asset value, offering and redemption price per share:(c)
Class A $ 21 .31 $ 47 .22 $ 23 .88
Class C(d) — 31 .25 —
Class R — — 23 .74
Class R6 21 .66 — —
Class Y 21 .57 53 .71 24 .14
Member Class 21 .52 — —
Maximum Sales Charge — Class A 5 .75% 5 .75% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 22 .61 $ 50 .10 $ 24 .43
(a) Includes $4,216 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Munder
Mid-Cap Core
Growth Fund
Victory Trivalent
International Fund
- Core Equity
Victory Trivalent
International
Small-Cap Fund
Assets:
Investments, at value (Cost $236,338, $176,237 and $2,824,110) $ 329,141 $ 203,712 $ 3,411,248 (a)
Foreign currency, at value (Cost $—, $104 and $1,391) — 104 1,395
Cash 739 1,762 22,271
Receivables:
Interest and dividends 192 217 5,269
Capital shares issued 39 1 3,152
From Adviser 4 150 1,064
Reclaims — 542 6,807
Prepaid expenses 19 21 131
Total Assets 330,134 206,509 3,451,337
Liabilities:
Payables:
Collateral received on loaned securities — — 23,634
Investments purchased — — 1,315
Capital shares redeemed 391 — (b) 1,690
Accrued foreign capital gains taxes — 817 —
Accrued expenses and other payables:
Investment advisory fees 204 135 2,592
Administration fees 15 9 151
Custodian fees 3 20 80
Transfer agent fees — 1 555
Sub-Transfer agent fees 83 1 341
Compliance fees — (b) — (b) 3
Trustees' fees 23 30 13
12b-1 fees 6 — (b) 3
Other accrued expenses 27 44 145
Total Liabilities 752 1,057 30,522
Commitments and contingencies (Note 5 )
Net Assets:
Capital 243,196 189,945 3,197,921
Total accumulated earnings/(loss) 86,186 15,507 222,894
Net Assets $ 329,382 $ 205,452 $ 3,420,815
Net Assets
Class A $ 143,233 $ 3,914 $ 67,932
Class C 2,520 — 1,638
Class I — 3,497 2,506,288
Class R 7,719 — —
Class R6 68,441 190,329 128,508
Class Y 107,469 7,712 716,449
Total $ 329,382 $ 205,452 $ 3,420,815
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 15,684 519 4,719
Class C 280 — 117
Class I — 461 172,844
Class R 1,198 — —
Class R6 4,966 24,934 8,818
Class Y 8,411 1,025 49,652
Total 30,539 26,939 236,150
Net asset value, offering and redemption price per share:(c)
Class A $ 9 .13 $ 7 .54 $ 14 .40
Class C(d) 9 .01 — 13 .96
Class I — 7 .59 14 .50
Class R 6 .44 — —
Class R6 13 .78 7 .63 14 .57
Class Y 12 .78 7 .52 14 .43
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .69 $ 8 .00 $ 15 .28
(a) Includes $31,829 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Total
Return Bond Fund
Assets:
Investments, at value (Cost $99,384) $ 98,087 (a)
Cash 130
Deposit with broker for futures contracts 2
Receivables:
Interest and dividends 674
Capital shares issued 19
From Adviser 11
Prepaid expenses 26
Total Assets 98,949
Liabilities:
Payables:
Collateral received on loaned securities 285
Capital shares redeemed 6
Accrued expenses and other payables:
Investment advisory fees 33
Administration fees 5
Transfer agent fees — (b)
Sub-Transfer agent fees 6
Compliance fees — (b)
Trustees' fees 34
12b-1 fees — (b)
Other accrued expenses 18
Total Liabilities 387
Commitments and contingencies (Note 5 )
Net Assets:
Capital 109,608
Total accumulated earnings/(loss) (11,046)
Net Assets $ 98,562
Net Assets
Class A $ 6,659
Class C 105
Class R6 25,760
Class Y 66,038
Total $ 98,562
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 798
Class C 12
Class R6 3,077
Class Y 7,891
Total 11,778
Net asset value, offering and redemption price per share:(c)
Class A $ 8 .35
Class C(d) 8 .42
Class R6 8 .37
Class Y 8 .37
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 8 .54
(a) Includes $276 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Six Months Ended December 31, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Investment Income:
Dividends $ 554 $ 3,300 $ 19,056
Interest 20 83 327
Securities lending (net of fees) 4 —(a) 24
Foreign tax withholding — — (1)
Total Income 578 3,383 19,406
Expenses:
Investment advisory fees 296 1,189 6,562
Administration fees 16 89 423
Sub-Administration fees 9 9 9
12b-1 fees — Class A 42 30 90
12b-1 fees — Class C 4 —(a) 21
12b-1 fees — Class R 1 — 12
Custodian fees 2 7 33
Transfer agent fees — Class A 8 8 9
Transfer agent fees — Class C —(a) — —(a)
Transfer agent fees — Class R —(a) — 1
Transfer agent fees — Class R6 — 8 26
Transfer agent fees — Class Y 7 6 17
Transfer agent fees — Member Class 4 3 —
Sub-Transfer agent fees — Class A 18 19 71
Sub-Transfer agent fees — Class C 1 —(a) 2
Sub-Transfer agent fees — Class R 1 — 5
Sub-Transfer agent fees — Class Y 16 35 373
Trustees' fees 3 11 52
Compliance fees —(a) 1 7
Legal and audit fees 6 12 43
State registration and filing fees 35 45 49
Other expenses 14 29 95
Recoupment of prior expenses waived/reimbursed by Adviser —(a) — —
Total Expenses 483 1,501 7,900
Expenses waived/reimbursed by Adviser (21) (456) (6)
Net Expenses 462 1,045 7,894
Net Investment Income (Loss) 116 2,338 11,512
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 1,920 (2,151) 46,193
Net change in unrealized appreciation/depreciation on investment securities 5,966 16,049 85,740
Net realized/unrealized gains (losses) on investments 7,886 13,898 131,933
Change in net assets resulting from operations $ 8,002 $ 16,236 $ 143,445
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Munder
Multi-Cap Fund
Victory S&P 500
Index Fund
Investment Income:
Dividends $ 3,187 $ 2,197 $ 1,957
Interest 112 101 44
Securities lending (net of fees) 4 3 3
Foreign tax withholding — — —(a)
Total Income 3,303 2,301 2,004
Expenses:
Investment advisory fees 1,137 1,538 242
Administration fees 79 114 67
Sub-Administration fees 9 9 10
12b-1 fees — Class A 10 465 126
12b-1 fees — Class C — 8 —
12b-1 fees — Class R — — 63
Custodian fees 6 9 6
Transfer agent fees — Class A 1 135 13
Transfer agent fees — Class C — 1 —
Transfer agent fees — Class R — — 2
Transfer agent fees — Class R6 2 — —
Transfer agent fees — Class Y 1 3 7
Transfer agent fees — Member Class 6 — —
Sub-Transfer agent fees — Class A 7 186 41
Sub-Transfer agent fees — Class C — 1 —
Sub-Transfer agent fees — Class R — — —(a)
Sub-Transfer agent fees — Class Y 14 13 23
Trustees' fees 10 14 9
Compliance fees 1 2 1
Legal and audit fees 12 15 11
State registration and filing fees 52 26 26
Other expenses 34 40 29
Total Expenses 1,381 2,579 676
Expenses waived/reimbursed by Adviser (175) (6) —
Net Expenses 1,206 2,573 676
Net Investment Income (Loss) 2,097 (272) 1,328
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (268) 20,998 3,289
Net realized gains (losses) from futures contracts — — 44
Net change in unrealized appreciation/depreciation on investment securities 14,190 3,594 13,630
Net change in unrealized appreciation/depreciation on futures contracts — — (30)
Net realized/unrealized gains (losses) on investments 13,922 24,592 16,933
Change in net assets resulting from operations $ 16,019 $ 24,320 $ 18,261
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Munder
Mid-Cap Core
Growth Fund
Victory Trivalent
International Fund
- Core Equity
Victory Trivalent
International
Small-Cap Fund
Investment Income:
Dividends $ 1,423 $ 2,631 $ 29,621
Interest 16 30 500
Securities lending (net of fees) — 14 128
Foreign tax withholding (2) (327) (3,217)(a)
Total Income 1,437 2,348 27,032
Expenses:
Investment advisory fees 1,237 785 13,772
Administration fees 91 54 833
Sub-Administration fees 9 9 9
12b-1 fees — Class A 176 5 83
12b-1 fees — Class C 14 — 9
12b-1 fees — Class R 19 — —
Custodian fees 8 39 235
Transfer agent fees — Class A 15 2 5
Transfer agent fees — Class C —(b) — —(b)
Transfer agent fees — Class I — —(b) 903
Transfer agent fees — Class R 1 — —
Transfer agent fees — Class R6 2 1 2
Transfer agent fees — Class Y 6 —(b) 34
Sub-Transfer agent fees — Class A 108 2 130
Sub-Transfer agent fees — Class C 3 —(b) 1
Sub-Transfer agent fees — Class I — 1 890
Sub-Transfer agent fees — Class R 9 — —
Sub-Transfer agent fees — Class Y 66 —(b) 463
Trustees' fees 12 7 99
Compliance fees 2 1 14
Legal and audit fees 13 29 127
State registration and filing fees 36 28 77
Other expenses 32 26 203
Total Expenses 1,859 989 17,889
Expenses waived/reimbursed by Adviser (14) (437) (2,895)
Net Expenses 1,845 552 14,994
Net Investment Income (Loss) (408) 1,796 12,038
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 5,949 (169) (24,317)
Foreign taxes on realized gains — (16) —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 14,839 12,209 208,935
Net change in accrued foreign taxes on unrealized gains — (562) —
Net realized/unrealized gains (losses) on investments 20,788 11,462 184,618
Change in net assets resulting from operations $ 20,380 $ 13,258 $ 196,656
(a) Includes European Union ("EU") reclaims of $292 thousand. See Foreign Taxes in Item 2 of the accompanying Notes to Financial Statements.
(b) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Total
Return Bond Fund
Investment Income:
Dividends $ 11
Interest 1,365
Securities lending (net of fees) 2
Total Income 1,378
Expenses:
Investment advisory fees 138
Administration fees 19
Sub-Administration fees 11
12b-1 fees — Class A 8
12b-1 fees — Class C 1
Custodian fees 2
Transfer agent fees — Class A 4
Transfer agent fees — Class C —(a)
Transfer agent fees — Class R6 —(a)
Transfer agent fees — Class Y 1
Sub-Transfer agent fees — Class A 4
Sub-Transfer agent fees — Class C —(a)
Sub-Transfer agent fees — Class Y 4
Trustees' fees 2
Compliance fees —(a)
Legal and audit fees 8
State registration and filing fees 34
Other expenses 18
Recoupment of prior expenses waived/reimbursed by Adviser 3
Total Expenses 257
Expenses waived/reimbursed by Adviser (44)
Net Expenses 213
Net Investment Income (Loss) 1,165
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (729)
Net realized gains (losses) from futures contracts (727)
Net realized gains (losses) from swap agreements 35
Net change in unrealized appreciation/depreciation on investment securities 3,461
Net change in unrealized appreciation/depreciation on futures contracts 88
Net change in unrealized appreciation/depreciation on swap agreements (28)
Net realized/unrealized gains (losses) on investments 2,100
Change in net assets resulting from operations $ 3,265
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Discovery
Fund
Victory Integrity Mid-Cap
Value Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 116 $ 278 $ 2,338 $ 3,612
Net realized gains (losses) 1,920 475 (2,151) 8,969
Net change in unrealized appreciation/depreciation 5,966 2,896 16,049 26,711
Change in net assets resulting from operations 8,002 3,649 16,236 39,292
Distributions to Shareholders:
Class A (496) (3,129) (708) (1,253)
Class C (10) (160) (2) (5)
Class R (7) (56) — —
Class R6 — — (7,650) (12,878)
Class Y (313) (1,946) (1,818) (2,954)
Member Class (56) (290) (94) (156)
Change in net assets resulting from distributions to shareholders (882) (5,581) (10,272) (17,246)
Change in net assets resulting from capital transactions (3,329) (3,412) 2,452 22,680
Change in net assets 3,791 (5,344) 8,416 44,726
Net Assets:
Beginning of period 59,590 64,934 320,586 275,860
End of period $ 63,381 $ 59,590 $ 329,002 $ 320,586

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Discovery
Fund
Victory Integrity Mid-Cap
Value Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 550 $ 1,584 $ 1,978 $ 8,353
Distributions reinvested 408 2,607 697 1,230
Cost of shares redeemed (2,703) (5,092) (3,135) (6,039)
Total Class A $ (1,745) $ (901) $ (460) $ 3,544
Class C
Proceeds from shares issued $ 27 $ 19 $ — (a) $ 5
Distributions reinvested 10 153 2 5
Cost of shares redeemed (271) (477) (11) (1)
Total Class C $ (234) $ (305) $ (9) $ 9
Class R
Proceeds from shares issued $ 18 $ 37 $ — $ —
Distributions reinvested 7 55 — —
Cost of shares redeemed (60) (252) — —
Total Class R $ (35) $ (160) $ — $ —
Class R6
Proceeds from shares issued $ — $ — $ 18,080 $ 48,270
Distributions reinvested — — 7,642 12,864
Cost of shares redeemed — — (22,482) (52,871)
Total Class R6 $ — $ — $ 3,240 $ 8,263
Class Y
Proceeds from shares issued $ 4,088 $ 2,936 $ 6,916 $ 23,769
Distributions reinvested 261 1,656 1,794 2,929
Cost of shares redeemed (5,567) (6,915) (8,709) (16,952)
Total Class Y $ (1,218) $ (2,323) $ 1 $ 9,746
Member Class
Proceeds from shares issued $ 354 $ 757 $ 443 $ 1,971
Distributions reinvested 56 290 94 156
Cost of shares redeemed (507) (770) (857) (1,009)
Total Member Class $ (97) $ 277 $ (320) $ 1,118
Change in net assets resulting from capital transactions $ (3,329) $ (3,412) $ 2,452 $ 22,680

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Discovery
Fund
Victory Integrity Mid-Cap
Value Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Share Transactions:
Class A
Issued 16 43 88 386
Reinvested 11 72 31 56
Redeemed (74) (138) (140) (277)
Total Class A (47) (23) (21) 165
Class C
Issued 1 1 — (b) — (b)
Reinvested — (b) 7 — (b) — (b)
Redeemed (12) (21) — (b) — (b)
Total Class C (11) (13) — (b) — (b)
Class R
Issued 1 1 — —
Reinvested — (b) 2 — —
Redeemed (2) (8) — —
Total Class R (1) (5) — —
Class R6
Issued — — 803 2,151
Reinvested — — 330 582
Redeemed — — (981) (2,376)
Total Class R6 — — 152 357
Class Y
Issued 106 71 304 1,068
Reinvested 6 40 78 133
Redeemed (137) (174) (382) (763)
Total Class Y (25) (63) — (b) 438
Member Class
Issued 10 21 18 88
Reinvested 1 8 4 7
Redeemed (14) (22) (38) (45)
Total Member Class (3) 7 (16) 50
Change in Shares (87) (97) 115 1,010
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Small-Cap
Value Fund
Victory Integrity Small/Mid-
Cap Value Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 11,512 $ 16,782 $ 2,097 $ 2,766
Net realized gains (losses) 46,193 117,836 (268) 4,519
Net change in unrealized appreciation/depreciation 85,740 96,878 14,190 26,148
Change in net assets resulting from operations 143,445 231,496 16,019 33,433
Distributions to Shareholders:
Class A (7,309) (9,004) (182) (695)
Class C (453) (785) — —
Class R (534) (629) — —
Class R6 (72,046) (92,441) (5,824) (15,351)
Class Y (65,250) (80,175) (1,000) (4,396)
Member Class — — (130) (528)
Change in net assets resulting from distributions to shareholders (145,592) (183,034) (7,136) (20,970)
Change in net assets resulting from capital transactions (32,818) 126,018 32,540 29,977
Change in net assets (34,965) 174,480 41,423 42,440
Net Assets:
Beginning of period 1,576,987 1,402,507 252,974 210,534
End of period $ 1,542,022 $ 1,576,987 $ 294,397 $ 252,974

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap
Value Fund
Victory Integrity Small/Mid-
Cap Value Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 4,195 $ 7,120 $ 952 $ 1,248
Distributions reinvested 6,568 8,139 182 695
Cost of shares redeemed (6,303) (14,907) (866) (1,415)
Total Class A $ 4,460 $ 352 $ 268 $ 528
Class C
Proceeds from shares issued $ 312 $ 278 $ — $ —
Distributions reinvested 437 772 — —
Cost of shares redeemed (1,255) (1,932) — —
Total Class C $ (506) $ (882) $ — $ —
Class R
Proceeds from shares issued $ 847 $ 590 $ — $ —
Distributions reinvested 527 621 — —
Cost of shares redeemed (487) (1,341) — —
Total Class R $ 887 $ (130) $ — $ —
Class R6
Proceeds from shares issued $ 71,061 $ 150,916 $ 67,064 $ 57,194
Distributions reinvested 70,422 89,377 5,525 15,313
Cost of shares redeemed (145,872) (211,328) (35,623) (42,597)
Total Class R6 $ (4,389) $ 28,965 $ 36,966 $ 29,910
Class Y
Proceeds from shares issued $ 43,341 $ 137,768 $ 11,839 $ 4,568
Distributions reinvested 62,140 76,277 884 2,880
Cost of shares redeemed (138,751) (116,332) (17,000) (8,628)
Total Class Y $ (33,270) $ 97,713 $ (4,277) $ (1,180)
Member Class
Proceeds from shares issued $ — $ — $ 585 $ 1,426
Distributions reinvested — — 130 528
Cost of shares redeemed — — (1,132) (1,235)
Total Member Class $ — $ — $ (417) $ 719
Change in net assets resulting from capital transactions $ (32,818) $ 126,018 $ 32,540 $ 29,977

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap
Value Fund
Victory Integrity Small/Mid-
Cap Value Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Share Transactions:
Class A
Issued 127 215 46 62
Reinvested 203 257 9 35
Redeemed (189) (449) (43) (70)
Total Class A 141 23 12 27
Class C
Issued 13 11 — —
Reinvested 18 31 — —
Redeemed (49) (74) — —
Total Class C (18) (32) — —
Class R
Issued 29 19 — —
Reinvested 17 21 — —
Redeemed (16) (44) — —
Total Class R 30 (4) — —
Class R6
Issued 2,008 4,367 3,223 2,811
Reinvested 2,040 2,652 258 762
Redeemed (4,171) (6,039) (1,703) (2,065)
Total Class R6 (123) 980 1,778 1,508
Class Y
Issued 1,242 4,010 568 223
Reinvested 1,818 2,284 41 144
Redeemed (4,015) (3,372) (830) (421)
Total Class Y (955) 2,922 (221) (54)
Member Class
Issued — — 29 71
Reinvested — — 6 26
Redeemed — — (55) (62)
Total Member Class — — (20) 35
Change in Shares (925) 3,889 1,549 1,516

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Munder Multi-Cap
Fund Victory S&P 500 Index Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (272) $ 133 $ 1,328 $ 2,522
Net realized gains (losses) 20,998 19,685 3,333 16,916
Net change in unrealized appreciation/depreciation 3,594 56,497 13,600 19,598
Change in net assets resulting from operations 24,320 76,315 18,261 39,036
Distributions to Shareholders:
Class A (17,099) (45,029) (9,042) (11,915)
Class C (87) (600) — —
Class R — — (1,437) (1,359)
Class Y (1,545) (3,974) (2,610) (3,448)
Change in net assets resulting from distributions to shareholders (18,731) (49,603) (13,089) (16,722)
Change in net assets resulting from capital transactions 519 15,617 10,578 (6,311)
Change in net assets 6,108 42,329 15,750 16,003
Net Assets:
Beginning of period 413,212 370,883 239,232 223,229
End of period $ 419,320 $ 413,212 $ 254,982 $ 239,232

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Multi-Cap
Fund Victory S&P 500 Index Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 4,089 $ 10,059 $ 3,981 $ 5,516
Distributions reinvested 14,840 38,858 7,719 10,273
Cost of shares redeemed (16,262) (31,865) (8,001) (19,727)
Total Class A $ 2,667 $ 17,052 $ 3,699 $ (3,938)
Class C
Proceeds from shares issued $ 21 $ 187 $ — $ —
Distributions reinvested 85 555 — —
Cost of shares redeemed (1,400) (1,358) — —
Total Class C $ (1,294) $ (616) $ — $ —
Class R
Proceeds from shares issued $ — $ — $ 8,494 $ 6,074
Distributions reinvested — — 1,437 1,359
Cost of shares redeemed — — (3,457) (5,404)
Total Class R $ — $ — $ 6,474 $ 2,029
Class Y
Proceeds from shares issued $ 1,848 $ 13,017 $ 2,928 $ 4,797
Distributions reinvested 1,361 3,299 2,604 3,439
Cost of shares redeemed (4,063) (17,135) (5,127) (12,638)
Total Class Y $ (854) $ (819) $ 405 $ (4,402)
Change in net assets resulting from capital transactions $ 519 $ 15,617 $ 10,578 $ (6,311)
Share Transactions:
Class A
Issued 88 231 170 255
Reinvested 319 948 327 487
Redeemed (349) (726) (344) (909)
Total Class A 58 453 153 (167)
Class C
Issued — (a) 6 — —
Reinvested 3 20 — —
Redeemed (44) (46) — —
Total Class C (41) (20) — —
Class R
Issued — — 365 279
Reinvested — — 61 65
Redeemed — — (150) (249)
Total Class R — — 276 95
Class Y
Issued 35 251 125 219
Reinvested 26 71 109 161
Redeemed (78) (338) (218) (581)
Total Class Y (17) (16) 16 (201)
Change in Shares — 417 445 (273)

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund - Core Equity
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (408) $ (377) $ 1,796 $ 5,056
Net realized gains (losses) 5,949 14,944 (185) (3,825)
Net change in unrealized appreciation/depreciation 14,839 24,517 11,647 26,700
Change in net assets resulting from operations 20,380 39,084 13,258 27,931
Distributions to Shareholders:
Class A (8,665) (21,797) (134) (94)
Class C (152) (596) — (1) (a)
Class I — — (129) (121)
Class R (644) (1,656) — —
Class R6 (2,796) (7,118) (7,030) (4,717)
Class Y (5,138) (12,924) (279) (175)
Change in net assets resulting from distributions to shareholders (17,395) (44,091) (7,572) (5,108)
Change in net assets resulting from capital transactions (21,107) (11,409) 4,784 (14,472)
Change in net assets (18,122) (16,416) 10,470 8,351
Net Assets:
Beginning of period 347,504 363,920 194,982 186,631
End of period $ 329,382 $ 347,504 $ 205,452 $ 194,982
(a) Class C activity is for the period July 1, 2022, to December 28, 2022 (date of termination).

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund - Core Equity
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 3,705 $ 8,466 $ 32 $ 191
Distributions reinvested 8,024 20,204 114 81
Cost of shares redeemed (16,289) (33,142) (111) (1,141)
Total Class A $ (4,560) $ (4,472) $ 35 $ (869)
Class C
Proceeds from shares issued $ 4 $ 77 $ — $ 1 (a)
Distributions reinvested 152 595 — 1 (a)
Cost of shares redeemed (1,374) (1,445) — (73) (a)
Total Class C $ (1,218) $ (773) $ — $ (71)
Class I
Proceeds from shares issued $ — $ — $ 43 $ 2,107
Distributions reinvested — — 129 121
Cost of shares redeemed — — (154) (2,101)
Total Class I $ — $ — $ 18 $ 127
Class R
Proceeds from shares issued $ 362 $ 998 $ — $ —
Distributions reinvested 643 1,652 — —
Cost of shares redeemed (876) (2,963) — —
Total Class R $ 129 $ (313) $ — $ —
Class R6
Proceeds from shares issued $ 3,558 $ 9,447 $ 156 $ 604
Distributions reinvested 2,793 7,099 7,030 4,718
Cost of shares redeemed (8,245) (19,027) (2,351) (19,148)
Total Class R6 $ (1,894) $ (2,481) $ 4,835 $ (13,826)
Class Y
Proceeds from shares issued $ 1,831 $ 6,970 $ 41 $ 78
Distributions reinvested 5,018 12,623 245 154
Cost of shares redeemed (20,413) (22,963) (390) (67)
Total Class Y $ (13,564) $ (3,370) $ (104) $ 165
Change in net assets resulting from capital transactions $ (21,107) $ (11,409) $ 4,784 $ (14,474)

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund - Core Equity
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Share Transactions:
Class A
Issued 413 905 5 28
Reinvested 901 2,278 15 12
Redeemed (1,810) (3,535) (15) (162)
Total Class A (496) (352) 5 (122)
Class C
Issued — (b) 9 (c) — — (a) (b)
Reinvested 17 67 (c) — — (a) (b)
Redeemed (154) (153) (c) — (11) (a)
Total Class C (137) (77) — (11)
Class I
Issued — — 6 326
Reinvested — — 17 18
Redeemed — — (21) (318)
Total Class I — — 2 26
Class R
Issued 56 147 — —
Reinvested 102 257 — —
Redeemed (136) (448) — —
Total Class R 22 (44) — —
Class R6
Issued 268 702 21 88
Reinvested 208 544 934 707
Redeemed (621) (1,410) (313) (2,712)
Total Class R6 (145) (164) 642 (1,917)
Class Y
Issued 149 560 5 11
Reinvested 402 1,038 33 23
Redeemed (1,642) (1,828) (55) (10)
Total Class Y (1,091) (230) (17) 24
Change in Shares (1,847) (867) 632 (2,000)
(a) Class C activity is for the period July 1, 2022, to December 28, 2022 (date of termination).
(b) Rounds to less than 1 thousand shares.
(c) As described in Note 9 in the Notes to Financial Statements, Victory Munder Mid-Cap Core Growth Fund Class C share amounts have been adjusted for a 1:9 reverse stock split.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund
Victory Total Return Bond
Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 12,038 $ 52,072 $ 1,165 $ 1,618
Net realized gains (losses) (24,317) (286,333) (1,421) (2,408)
Net change in unrealized appreciation/depreciation 208,935 594,838 3,521 279
Change in net assets resulting from operations 196,656 360,577 3,265 (511)
Distributions to Shareholders:
Class A (1,036) (471) (113) (236)
Class C (9) — (2) (3)
Class I (46,869) (20,069) — —
Class R6 (2,308) (1,210) (464) (839)
Class Y (12,595) (7,073) (726) (915)
Change in net assets resulting from distributions to shareholders (62,817) (28,823) (1,305) (1,993)
Change in net assets resulting from capital transactions 388,564 16,106 33,274 5,769
Change in net assets 522,403 347,860 35,234 3,265
Net Assets:
Beginning of period 2,898,412 2,550,552 63,328 60,063
End of period $ 3,420,815 $ 2,898,412 $ 98,562 $ 63,328

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund
Victory Total Return Bond
Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 6,643 $ 13,327 $ 106 $ 4,659
Distributions reinvested 840 352 99 209
Cost of shares redeemed (12,708) (15,174) (562) (5,127)
Total Class A $ (5,225) $ (1,495) $ (357) $ (259)
Class C
Proceeds from shares issued $ 10 $ 70 $ 2 $ 24
Distributions reinvested 8 — 2 3
Cost of shares redeemed (634) (1,464) (43) (40)
Total Class C $ (616) $ (1,394) $ (39) $ (13)
Class I
Proceeds from shares issued $ 725,886 $ 682,120 $ — $ —
Distributions reinvested 37,173 14,436 — —
Cost of shares redeemed (274,790) (658,538) — —
Total Class I $ 488,269 $ 38,018 $ — $ —
Class R6
Proceeds from shares issued $ 11,157 $ 31,334 $ 100 $ 5,503
Distributions reinvested 2,048 1,152 464 839
Cost of shares redeemed (9,475) (48,153) (1,371) (2,959)
Total Class R6 $ 3,730 $ (15,667) $ (807) $ 3,383
Class Y
Proceeds from shares issued $ 51,439 $ 316,122 $ 39,832 $ 3,485
Distributions reinvested 12,166 6,864 601 674
Cost of shares redeemed (161,199) (326,342) (5,956) (1,501)
Total Class Y $ (97,594) $ (3,356) $ 34,477 $ 2,658
Change in net assets resulting from capital transactions $ 388,564 $ 16,106 $ 33,274 $ 5,769
Share Transactions:
Class A
Issued 482 1,038 14 562
Reinvested 59 28 12 25
Redeemed (932) (1,184) (70) (616)
Total Class A (391) (118) (44) (29)
Class C
Issued — (a) 6 — (a) 3
Reinvested 1 — — (a) — (a)
Redeemed (48) (116) (5) (5)
Total Class C (47) (110) (5) (2)
Class I
Issued 54,609 54,355 — —
Reinvested 2,592 1,127 — —
Redeemed (19,910) (52,009) — —
Total Class I 37,291 3,473 — —
Class R6
Issued 795 2,404 13 669
Reinvested 142 90 57 100
Redeemed (680) (3,738) (170) (352)
Total Class R6 257 (1,244) (100) 417
Class Y
Issued 3,744 25,244 4,942 411
Reinvested 853 538 74 80
Redeemed (11,649) (25,468) (740) (179)
Total Class Y (7,052) 314 4,276 312
Change in Shares 30,058 2,315 4,127 698
(a) Rounds to less than 1 thousand shares.

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
88
See notes to financial statements.
Victory Integrity Discovery Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $35.60 $36.72 $45.53 $24.03 $32.28 $42.75
Investment Activities:
Net investment income (loss)(a) 0.06 0.14 (0.10) (0.07) (0.05) (0.11)
Net realized and unrealized gains (losses) 4.78 2.15 (6.57) 21.57 (7.38) (5.61)
Total from Investment Activities 4.84 2.29 (6.67) 21.50 (7.43) (5.72)
Distributions to Shareholders from:
Net investment income (0.16) — — — — —
Net realized gains (0.39) (3.41) (2.14) — (0.82) (4.75)
Total Distributions (0.55) (3.41) (2.14) — (0.82) (4.75)
Net Asset Value, End of Period $39.89 $35.60 $36.72 $45.53 $24.03 $32.28
Total Return (excludes sales charge)(b)(c) 13.66% 6.11% (15.25)% 89.47% (23.78)% (12.02)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.62% 1.59% 1.57% 1.62% 1.59% 1.55%
Net Investment Income (Loss)(d) 0.33% 0.37% (0.23)% (0.20)% (0.18)% (0.29)%
Gross Expenses(d)(e) 1.62% 1.59% 1.57% 1.62% 1.59% 1.55%
Supplemental Data:
Net Assets at end of period (000's) $35,524 $33,409 $35,308 $45,073 $30,614 $50,963
Portfolio Turnover(b)(f) 18% 35% 36% 41% 40% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Discovery Fund
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $21.80 $23.91 $30.67 $16.32 $22.36 $31.69
Investment Activities:
Net investment income (loss)(a) (0.06) (0.12) (0.32) (0.21) (0.22) (0.28)
Net realized and unrealized gains (losses) 2.92 1.42 (4.30) 14.56 (5.00) (4.30)
Total from Investment Activities 2.86 1.30 (4.62) 14.35 (5.22) (4.58)
Distributions to Shareholders from:
Net realized gains (0.39) (3.41) (2.14) — (0.82) (4.75)
Total Distributions (0.39) (3.41) (2.14) — (0.82) (4.75)
Net Asset Value, End of Period $24.27 $21.80 $23.91 $30.67 $16.32 $22.36
Total Return (excludes contingent deferred sales
charge)(b)(c) 13.20% 5.17% (15.98)% 87.93% (24.42)% (12.74)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.45% 2.45% 2.45% 2.45% 2.46% 2.34%
Net Investment Income (Loss)(d) (0.54)% (0.51)% (1.11)% (0.95)% (1.09)% (1.07)%
Gross Expenses(d)(e) 4.07% 3.41% 3.02% 2.87% 2.52% 2.34%
Supplemental Data:
Net Assets at end of period (000's) $662 $831 $1,227 $2,079 $2,194 $6,633
Portfolio Turnover(b)(f) 18% 35% 36% 41% 40% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
90
See notes to financial statements.
Victory Integrity Discovery Fund
Class R
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $32.38 $33.85 $42.35 $22.45 $30.36 $40.76
Investment Activities:
Net investment income (loss)(a) (0.02) (0.05) (0.31) (0.18) (0.18) (0.28)
Net realized and unrealized gains (losses) 4.35 1.99 (6.05) 20.08 (6.91) (5.37)
Total from Investment Activities 4.33 1.94 (6.36) 19.90 (7.09) (5.65)
Distributions to Shareholders from:
Net investment income (0.03) — — — — —
Net realized gains (0.39) (3.41) (2.14) — (0.82) (4.75)
Total Distributions (0.42) (3.41) (2.14) — (0.82) (4.75)
Net Asset Value, End of Period $36.29 $32.38 $33.85 $42.35 $22.45 $30.36
Total Return(b)(c) 13.44% 5.56% (15.68)% 88.56% (24.10)% (12.49)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.08% 2.08% 2.08% 2.08% 2.08% 2.08%
Net Investment Income (Loss)(d) (0.12)% (0.14)% (0.76)% (0.58)% (0.65)% (0.84)%
Gross Expenses(d)(e) 4.35% 3.97% 3.14% 2.43% 2.33% 2.41%
Supplemental Data:
Net Assets at end of period (000's) $527 $502 $688 $1,955 $1,990 $3,038
Portfolio Turnover(b)(f) 18% 35% 36% 41% 40% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Discovery Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $40.34 $41.12 $50.63 $26.64 $35.65 $46.47
Investment Activities:
Net investment income (loss)(a) 0.11 0.24 (0.03) 0.03 —(b) (0.03)
Net realized and unrealized gains (losses) 5.43 2.39 (7.34) 23.96 (8.19) (6.04)
Total from Investment Activities 5.54 2.63 (7.37) 23.99 (8.19) (6.07)
Distributions to Shareholders from:
Net investment income (0.21) — — — — —
Net realized gains (0.39) (3.41) (2.14) — (0.82) (4.75)
Total Distributions (0.60) (3.41) (2.14) — (0.82) (4.75)
Net Asset Value, End of Period $45.28 $40.34 $41.12 $50.63 $26.64 $35.65
Total Return(c)(d) 13.82% 6.29% (15.09)% 90.05% (23.64)% (11.81)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.44% 1.40% 1.38% 1.31% 1.38% 1.30%
Net Investment Income (Loss)(e) 0.52% 0.57% (0.05)% 0.07% 0.00%(g) (0.06)%
Gross Expenses(e)(f) 1.47% 1.40% 1.38% 1.31% 1.38% 1.30%
Supplemental Data:
Net Assets at end of period (000's) $22,985 $21,471 $24,479 $40,600 $27,519 $71,708
Portfolio Turnover(c)(h) 18% 35% 36% 41% 40% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Amount is less than 0.005%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
92
See notes to financial statements.
Victory Integrity Discovery Fund
Member Class
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $35.70 $36.80 $45.58 $26.37
Investment Activities:
Net investment income (loss)(b) 0.08 0.17 (0.04) (0.30)
Net realized and unrealized gains (losses) 4.82 2.14 (6.60) 19.51
Total from Investment Activities 4.90 2.31 (6.64) 19.21
Distributions to Shareholders from:
Net investment income (0.21) — — —
Net realized gains (0.39) (3.41) (2.14) —
Total Distributions (0.60) (3.41) (2.14) —
Net Asset Value, End of Period $40.00 $35.70 $36.80 $45.58
Total Return(c)(d) 13.78% 6.15% (15.17)% 72.85%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.50% 1.50% 1.50% 1.50%
Net Investment Income (Loss)(e) 0.46% 0.46% (0.10)% (1.04)%
Gross Expenses(e)(f) 1.87% 1.82% 1.99% 5.05%
Supplemental Data:
Net Assets at end of period (000's) $3,683 $3,377 $3,232 $2,172
Portfolio Turnover(c)(g) 18% 35% 36% 41%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $22.73 $21.11 $23.72 $15.30 $17.86 $19.17
Investment Activities:
Net investment income (loss)(a) 0.13 0.19 0.21 0.13 0.24 0.19
Net realized and unrealized gains (losses) 0.96 2.67 (1.66) 8.74 (2.70) (0.32)
Total from Investment Activities 1.09 2.86 (1.45) 8.87 (2.46) (0.13)
Distributions to Shareholders from:
Net investment income (0.09) (0.28) — (0.37) (0.10) (0.19)
Net realized gains (0.58) (0.96) (1.16) — — (0.99)
Return of capital — — — (0.08) — —
Total Distributions (0.67) (1.24) (1.16) (0.45) (0.10) (1.18)
Net Asset Value, End of Period $23.15 $22.73 $21.11 $23.72 $15.30 $17.86
Total Return (excludes sales charge)(b)(c) 4.92% 13.83% (6.56)% 58.66% (13.90)% 0.36%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.00% 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss)(d) 1.14% 0.86% 0.90% 0.64% 1.40% 1.05%
Gross Expenses(d)(e) 1.39% 1.35% 1.42% 1.37% 1.43% 1.51%
Supplemental Data:
Net Assets at end of period (000's) $25,158 $25,184 $19,898 $12,542 $8,574 $7,567
Portfolio Turnover(b)(f) 35% 57% 70% 67% 82% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
94
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
November 4,
2019(a)
through
June 30, 2020
Net Asset Value, Beginning of Period $22.63 $21.03 $23.81 $15.37 $18.75
Investment Activities:
Net investment income (loss)(b) 0.04 0.02 0.03 (0.05) 0.11
Net realized and unrealized gains (losses) 0.96 2.66 (1.65) 8.82 (3.39)
Total from Investment Activities 1.00 2.68 (1.62) 8.77 (3.28)
Distributions to Shareholders from:
Net investment income — (0.12) — (0.27) (0.10)
Net realized gains (0.58) (0.96) (1.16) — —
Return of capital — — — (0.06) —
Total Distributions (0.58) (1.08) (1.16) (0.33) (0.10)
Net Asset Value, End of Period $23.05 $22.63 $21.03 $23.81 $15.37
Total Return (excludes contingent deferred sales charge)(c)(d) 4.50% 12.98% (7.26)% 57.43% (17.55)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss)(e) 0.38% 0.11% 0.14% (0.25)% 1.02%
Gross Expenses(e)(f) 16.07% 13.08% 2.82% 16.27% 43.95%
Supplemental Data:
Net Assets at end of period (000's) $93 $99 $83 $78 $44
Portfolio Turnover(c)(g) 35% 57% 70% 67% 82%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class R6
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $23.07 $21.40 $23.99 $15.47 $18.02 $19.30
Investment Activities:
Net investment income (loss)(a) 0.18 0.28 0.31 0.19 0.33 0.26
Net realized and unrealized gains (losses) 0.98 2.71 (1.69) 8.85 (2.74) (0.32)
Total from Investment Activities 1.16 2.99 (1.38) 9.04 (2.41) (0.06)
Distributions to Shareholders from:
Net investment income (0.17) (0.36) (0.05) (0.43) (0.14) (0.23)
Net realized gains (0.58) (0.96) (1.16) — — (0.99)
Return of capital — — — (0.09) — —
Total Distributions (0.75) (1.32) (1.21) (0.52) (0.14) (1.22)
Net Asset Value, End of Period $23.48 $23.07 $21.40 $23.99 $15.47 $18.02
Total Return(b)(c) 5.13% 14.29% (6.21)% 59.24% (13.53)% 0.72%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(d) 1.54% 1.26% 1.28% 0.94% 1.93% 1.43%
Gross Expenses(d)(e) 0.87% 0.87% 0.87% 0.88% 0.88% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $240,075 $232,401 $207,959 $226,652 $184,503 $56,232
Portfolio Turnover(b)(f) 35% 57% 70% 67% 82% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
96
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $23.03 $21.36 $23.95 $15.44 $18.02 $19.34
Investment Activities:
Net investment income (loss)(a) 0.16 0.25 0.28 0.06 0.25 0.28
Net realized and unrealized gains (losses) 0.97 2.70 (1.70) 8.94 (2.68) (0.37)
Total from Investment Activities 1.13 2.95 (1.42) 9.00 (2.43) (0.09)
Distributions to Shareholders from:
Net investment income (0.14) (0.32) (0.01) (0.41) (0.15) (0.24)
Net realized gains (0.58) (0.96) (1.16) — — (0.99)
Return of capital — — — (0.08) — —
Total Distributions (0.72) (1.28) (1.17) (0.49) (0.15) (1.23)
Net Asset Value, End of Period $23.44 $23.03 $21.36 $23.95 $15.44 $18.02
Total Return(b)(c) 5.00% 14.14% (6.35)% 59.03% (13.67)% 0.58%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.75% 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(d) 1.39% 1.12% 1.18% 0.29% 1.46% 1.52%
Gross Expenses(d)(e) 1.02% 1.04% 1.03% 1.08% 1.21% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $60,249 $59,183 $45,535 $25,003 $9,352 $21,486
Portfolio Turnover(b)(f) 35% 57% 70% 67% 82% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Member Class
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $23.15 $21.47 $24.08 $16.94
Investment Activities:
Net investment income (loss)(b) 0.14 0.23 0.27 (0.26)
Net realized and unrealized gains (losses) 0.99 2.72 (1.72) 7.58
Total from Investment Activities 1.13 2.95 (1.45) 7.32
Distributions to Shareholders from:
Net investment income (0.12) (0.31) — (0.17)
Net realized gains (0.58) (0.96) (1.16) —
Return of capital — — — (0.01)
Total Distributions (0.70) (1.27) (1.16) (0.18)
Net Asset Value, End of Period $23.58 $23.15 $21.47 $24.08
Total Return(c)(d) 4.97% 14.02% (6.46)% 43.46%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(e) 1.24% 1.04% 1.11% (1.69)%
Gross Expenses(e)(f) 1.46% 1.53% 1.97% 8.67%
Supplemental Data:
Net Assets at end of period (000's) $3,427 $3,719 $2,385 $845
Portfolio Turnover(c)(g) 35% 57% 70% 67%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
98
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $33.19 $32.51 $43.97 $24.40 $32.37 $40.06
Investment Activities:
Net investment income (loss)(a) 0.19 0.24 0.03 (0.01) 0.03 0.09
Net realized and unrealized gains (losses) 3.07 4.82 (4.51) 19.61 (7.86) (3.59)
Total from Investment Activities 3.26 5.06 (4.48) 19.60 (7.83) (3.50)
Distributions to Shareholders from:
Net investment income (0.31) (0.05) (0.04) (0.03) — —
Net realized gains (3.14) (4.33) (6.94) — (0.14) (4.19)
Total Distributions (3.45) (4.38) (6.98) (0.03) (0.14) (4.19)
Net Asset Value, End of Period $33.00 $33.19 $32.51 $43.97 $24.40 $32.37
Total Return (excludes sales charge)(b)(c) 10.15% 16.23% (12.11)% 80.37% (24.33)% (7.16)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.44% 1.43% 1.50% 1.50% 1.48% 1.50%
Net Investment Income (Loss)(d) 1.13% 0.71% 0.08% (0.02)% 0.10% 0.25%
Gross Expenses(d)(e) 1.44% 1.43% 1.50% 1.50% 1.48% 1.58%
Supplemental Data:
Net Assets at end of period (000's) $76,146 $71,905 $69,687 $91,203 $79,429 $140,439
Portfolio Turnover(b)(f) 24% 61% 58% 56% 80% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $25.89 $26.39 $37.22 $20.81 $27.85 $35.40
Investment Activities:
Net investment income (loss)(a) 0.02 (0.05) (0.22) (0.26) (0.17) (0.13)
Net realized and unrealized gains (losses) 2.38 3.88 (3.67) 16.67 (6.73) (3.23)
Total from Investment Activities 2.40 3.83 (3.89) 16.41 (6.90) (3.36)
Distributions to Shareholders from:
Net investment income (0.08) — — — — —
Net realized gains (3.14) (4.33) (6.94) — (0.14) (4.19)
Total Distributions (3.22) (4.33) (6.94) — (0.14) (4.19)
Net Asset Value, End of Period $25.07 $25.89 $26.39 $37.22 $20.81 $27.85
Total Return (excludes contingent deferred sales
charge)(b)(c) 9.68% 15.23% (12.77)% 78.86% (24.91)% (7.79)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.35% 2.29% 2.25% 2.34% 2.25% 2.16%
Net Investment Income (Loss)(d) 0.18% (0.17)% (0.67)% (0.89)% (0.69)% (0.42)%
Gross Expenses(d)(e) 2.35% 2.29% 2.25% 2.34% 2.25% 2.16%
Supplemental Data:
Net Assets at end of period (000's) $4,129 $4,746 $5,667 $7,578 $5,796 $11,083
Portfolio Turnover(b)(f) 24% 61% 58% 56% 80% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
100
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $31.43 $31.04 $42.35 $23.53 $31.32 $39.02
Investment Activities:
Net investment income (loss)(a) 0.14 0.12 (0.07) (0.10) (0.05) (0.01)
Net realized and unrealized gains (losses) 2.89 4.60 (4.30) 18.92 (7.60) (3.50)
Total from Investment Activities 3.03 4.72 (4.37) 18.82 (7.65) (3.51)
Distributions to Shareholders from:
Net investment income (0.25) — — — — —
Net realized gains (3.14) (4.33) (6.94) — (0.14) (4.19)
Total Distributions (3.39) (4.33) (6.94) — (0.14) (4.19)
Net Asset Value, End of Period $31.07 $31.43 $31.04 $42.35 $23.53 $31.32
Total Return(b)(c) 9.99% 15.86% (12.32)% 79.91% (24.54)% (7.39)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.75% 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss)(d) 0.86% 0.39% (0.18)% (0.29)% (0.19)% (0.03)%
Gross Expenses(d)(e) 1.99% 1.99% 1.99% 1.95% 1.86% 1.99%
Supplemental Data:
Net Assets at end of period (000's) $5,400 $4,538 $4,605 $7,099 $5,303 $10,451
Portfolio Turnover(b)(f) 24% 61% 58% 56% 80% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R6
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $35.21 $34.24 $45.91 $25.43 $33.70 $41.51
Investment Activities:
Net investment income (loss)(a) 0.28 0.42 0.26 0.18 0.19 0.24
Net realized and unrealized gains (losses) 3.28 5.09 (4.75) 20.47 (8.18) (3.67)
Total from Investment Activities 3.56 5.51 (4.49) 20.65 (7.99) (3.43)
Distributions to Shareholders from:
Net investment income (0.46) (0.21) (0.24) (0.17) (0.14) (0.19)
Net realized gains (3.14) (4.33) (6.94) — (0.14) (4.19)
Total Distributions (3.60) (4.54) (7.18) (0.17) (0.28) (4.38)
Net Asset Value, End of Period $35.17 $35.21 $34.24 $45.91 $25.43 $33.70
Total Return(b)(c) 10.44% 16.78% (11.63)% 81.42% (23.95)% (6.67)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.96% 0.96% 0.95% 0.96% 0.97% 0.96%
Net Investment Income (Loss)(d) 1.59% 1.19% 0.61% 0.52% 0.64% 0.65%
Gross Expenses(d)(e) 0.96% 0.96% 0.95% 0.96% 0.97% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $766,004 $771,075 $716,271 $1,145,953 $984,938 $1,179,915
Portfolio Turnover(b)(f) 24% 61% 58% 56% 80% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
102
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $34.90 $33.98 $45.62 $25.27 $33.49 $41.25
Investment Activities:
Net investment income (loss)(a) 0.26 0.38 0.21 0.13 0.14 0.21
Net realized and unrealized gains (losses) 3.25 5.05 (4.71) 20.34 (8.13) (3.67)
Total from Investment Activities 3.51 5.43 (4.50) 20.47 (7.99) (3.46)
Distributions to Shareholders from:
Net investment income (0.42) (0.18) (0.20) (0.12) (0.09) (0.11)
Net realized gains (3.14) (4.33) (6.94) — (0.14) (4.19)
Total Distributions (3.56) (4.51) (7.14) (0.12) (0.23) (4.30)
Net Asset Value, End of Period $34.85 $34.90 $33.98 $45.62 $25.27 $33.49
Total Return(b)(c) 10.37% 16.65% (11.72)% 81.13% (24.04)% (6.83)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.07% 1.06% 1.07% 1.08% 1.11% 1.12%
Net Investment Income (Loss)(d) 1.48% 1.10% 0.51% 0.36% 0.47% 0.58%
Gross Expenses(d)(e) 1.07% 1.06% 1.07% 1.08% 1.11% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $690,343 $724,723 $606,277 $765,951 $491,836 $981,688
Portfolio Turnover(b)(f) 24% 61% 58% 56% 80% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $20.65 $19.70 $22.98 $13.46 $16.70 $17.75
Investment Activities:
Net investment income (loss)(a) 0.12 0.18 0.15 0.05 0.10 0.12
Net realized and unrealized gains (losses) 1.00 2.68 (1.99) 9.73 (3.24) (0.53)
Total from Investment Activities 1.12 2.86 (1.84) 9.78 (3.14) (0.41)
Distributions to Shareholders from:
Net investment income (0.19) (0.16) (0.05) (0.26) (0.10) (0.12)
Net realized gains (0.27) (1.75) (1.39) — — (0.52)
Total Distributions (0.46) (1.91) (1.44) (0.26) (0.10) (0.64)
Net Asset Value, End of Period $21.31 $20.65 $19.70 $22.98 $13.46 $16.70
Total Return (excludes sales charge)(b)(c) 5.46% 15.08% (8.64)% 73.21% (18.97)% (1.66)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.13% 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss)(d) 1.18% 0.90% 0.67% 0.27% 0.67% 0.70%
Gross Expenses(d)(e) 1.49% 1.51% 1.50% 1.68% 1.65% 1.71%
Supplemental Data:
Net Assets at end of period (000's) $8,560 $8,049 $7,149 $6,589 $3,241 $3,626
Portfolio Turnover(b)(f) 31% 55% 63% 61% 72% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
104
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class R6
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $21.01 $20.00 $23.30 $13.64 $16.91 $17.96
Investment Activities:
Net investment income (loss)(a) 0.16 0.25 0.22 0.14 0.15 0.14
Net realized and unrealized gains (losses) 1.01 2.73 (2.02) 9.82 (3.28) (0.51)
Total from Investment Activities 1.17 2.98 (1.80) 9.96 (3.13) (0.37)
Distributions to Shareholders from:
Net investment income (0.25) (0.22) (0.11) (0.30) (0.14) (0.16)
Net realized gains (0.27) (1.75) (1.39) — — (0.52)
Total Distributions (0.52) (1.97) (1.50) (0.30) (0.14) (0.68)
Net Asset Value, End of Period $21.66 $21.01 $20.00 $23.30 $13.64 $16.91
Total Return(b)(c) 5.59% 15.47% (8.38)% 73.68% (18.70)% (1.39)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.83% 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(d) 1.51% 1.21% 0.97% 0.72% 0.97% 0.86%
Gross Expenses(d)(e) 0.94% 0.93% 0.93% 0.94% 0.97% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $235,558 $191,098 $151,752 $143,273 $80,284 $95,286
Portfolio Turnover(b)(f) 31% 55% 63% 61% 72% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $20.93 $19.93 $23.23 $13.60 $16.86 $17.92
Investment Activities:
Net investment income (loss)(a) 0.14 0.23 0.21 0.12 0.14 0.22
Net realized and unrealized gains (losses) 1.01 2.73 (2.02) 9.81 (3.27) (0.60)
Total from Investment Activities 1.15 2.96 (1.81) 9.93 (3.13) (0.38)
Distributions to Shareholders from:
Net investment income (0.24) (0.21) (0.10) (0.30) (0.13) (0.16)
Net realized gains (0.27) (1.75) (1.39) — — (0.52)
Total Distributions (0.51) (1.96) (1.49) (0.30) (0.13) (0.68)
Net Asset Value, End of Period $21.57 $20.93 $19.93 $23.23 $13.60 $16.86
Total Return(b)(c) 5.57% 15.42% (8.45)% 73.61% (18.73)% (1.45)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.88% 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss)(d) 1.40% 1.14% 0.91% 0.66% 0.92% 1.30%
Gross Expenses(d)(e) 0.99% 0.98% 0.97% 0.98% 1.01% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $44,489 $47,787 $46,579 $56,537 $32,572 $35,927
Portfolio Turnover(b)(f) 31% 55% 63% 61% 72% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
106
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Member Class
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $20.86 $19.87 $23.18 $14.86
Investment Activities:
Net investment income (loss)(b) 0.14 0.22 0.21 (0.27)
Net realized and unrealized gains (losses) 1.01 2.72 (2.04) 8.73
Total from Investment Activities 1.15 2.94 (1.83) 8.46
Distributions to Shareholders from:
Net investment income (0.22) (0.20) (0.09) (0.14)
Net realized gains (0.27) (1.75) (1.39) —
Total Distributions (0.49) (1.95) (1.48) (0.14)
Net Asset Value, End of Period $21.52 $20.86 $19.87 $23.18
Total Return(c)(d) 5.57% 15.28% (8.50)% 57.17%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss)(e) 1.34% 1.08% 0.90% (1.84)%
Gross Expenses(e)(f) 1.38% 1.40% 1.59% 4.39%
Supplemental Data:
Net Assets at end of period (000's) $5,790 $6,040 $5,054 $2,388
Portfolio Turnover(c)(g) 31% 55% 63% 61%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $46.61 $43.96 $53.57 $38.28 $38.75 $44.99
Investment Activities:
Net investment income (loss)(a) (0.04) 0.01 —(b) (0.09) 0.03 0.10
Net realized and unrealized gains (losses) 2.85 8.74 (3.48) 15.41 0.65 0.08
Total from Investment Activities 2.81 8.75 (3.48) 15.32 0.68 0.18
Distributions to Shareholders from:
Net investment income (0.01) —(b) — (0.03) (0.10) —
Net realized gains (2.19) (6.10) (6.13) — (1.05) (6.42)
Total Distributions (2.20) (6.10) (6.13) (0.03) (1.15) (6.42)
Net Asset Value, End of Period $47.22 $46.61 $43.96 $53.57 $38.28 $38.75
Total Return (excludes sales charge)(c)(d) 6.11% 21.82% (8.71)% 40.04% 1.53% 2.86%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.28% 1.29% 1.28% 1.35% 1.35% 1.36%
Net Investment Income (Loss)(e) (0.16)% 0.01% 0.00%(g) (0.20)% 0.09% 0.25%
Gross Expenses(e)(f) 1.28% 1.29% 1.28% 1.35% 1.35% 1.36%
Supplemental Data:
Net Assets at end of period (000's) $381,339 $373,676 $332,533 $393,769 $311,642 $346,180
Portfolio Turnover(c)(h) 41% 83% 64% 70% 100% 107%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Amount is less than 0.005%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
108
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $31.69 $31.96 $40.76 $29.35 $30.10 $36.81
Investment Activities:
Net investment income (loss)(a) (0.17) (0.27) (0.35) (0.35) (0.22) (0.16)
Net realized and unrealized gains (losses) 1.92 6.10 (2.32) 11.76 0.52 (0.13)
Total from Investment Activities 1.75 5.83 (2.67) 11.41 0.30 (0.29)
Distributions to Shareholders from:
Net investment income — —(b) — — — —
Net realized gains (2.19) (6.10) (6.13) — (1.05) (6.42)
Total Distributions (2.19) (6.10) (6.13) — (1.05) (6.42)
Net Asset Value, End of Period $31.25 $31.69 $31.96 $40.76 $29.35 $30.10
Total Return (excludes contingent deferred sales
charge)(c)(d) 5.63% 20.78% (9.53)% 38.88% 0.69% 2.21%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.16% 2.16% 2.16% 2.16% 2.18% 2.07%
Net Investment Income (Loss)(e) (1.09)% (0.85)% (0.88)% (1.00)% (0.73)% (0.48)%
Gross Expenses(e)(f) 2.91% 2.38% 2.37% 2.32% 2.20% 2.07%
Supplemental Data:
Net Assets at end of period (000's) $1,307 $2,625 $3,287 $4,339 $5,769 $10,056
Portfolio Turnover(c)(g) 41% 83% 64% 70% 100% 107%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $52.76 $48.98 $58.88 $42.05 $42.42 $48.41
Investment Activities:
Net investment income (loss)(a) 0.04 0.17 0.19 0.08 0.19 0.27
Net realized and unrealized gains (losses) 3.23 9.83 (3.96) 16.93 0.72 0.16
Total from Investment Activities 3.27 10.00 (3.77) 17.01 0.91 0.43
Distributions to Shareholders from:
Net investment income (0.13) (0.12) — (0.18) (0.23) —
Net realized gains (2.19) (6.10) (6.13) — (1.05) (6.42)
Total Distributions (2.32) (6.22) (6.13) (0.18) (1.28) (6.42)
Net Asset Value, End of Period $53.71 $52.76 $48.98 $58.88 $42.05 $42.42
Total Return(b)(c) 6.29% 22.20% (8.41)% 40.51% 1.92% 3.21%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.97% 0.96% 0.96% 0.99% 0.99% 1.00%
Net Investment Income (Loss)(d) 0.15% 0.34% 0.32% 0.16% 0.46% 0.61%
Gross Expenses(d)(e) 0.97% 0.96% 0.96% 0.99% 0.99% 1.00%
Supplemental Data:
Net Assets at end of period (000's) $36,674 $36,911 $35,063 $40,374 $30,258 $30,776
Portfolio Turnover(b)(f) 41% 83% 64% 70% 100% 107%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
110
See notes to financial statements.
Victory S&P 500 Index Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $23.37 $21.24 $25.84 $19.80 $21.07 $21.52
Investment Activities:
Net investment income (loss)(a) 0.13 0.25 0.23 0.22 0.29 0.31
Net realized and unrealized gains (losses) 1.66 3.56 (2.72) 7.43 1.20 1.43
Total from Investment Activities 1.79 3.81 (2.49) 7.65 1.49 1.74
Distributions to Shareholders from:
Net investment income (0.13) (0.25) (0.21) (0.24) (0.28) (0.33)
Net realized gains (1.15) (1.43) (1.90) (1.37) (2.48) (1.86)
Total Distributions (1.28) (1.68) (2.11) (1.61) (2.76) (2.19)
Net Asset Value, End of Period $23.88 $23.37 $21.24 $25.84 $19.80 $21.07
Total Return (excludes sales charge)(b)(c) 7.76% 18.88% (11.11)% 40.00% 6.96% 9.80%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.54% 0.54% 0.53% 0.55% 0.55% 0.53%
Net Investment Income (Loss)(d) 1.12% 1.14% 0.89% 0.97% 1.42% 1.46%
Gross Expenses(d)(e) 0.54% 0.54% 0.53% 0.55% 0.55% 0.53%
Supplemental Data:
Net Assets at end of period (000's) $175,114 $167,870 $156,112 $194,818 $153,714 $188,004
Portfolio Turnover(b)(f) 3% 2% 5% 3% 4% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory S&P 500 Index Fund
Class R
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $23.25 $21.15 $25.74 $19.74 $21.01 $21.47
Investment Activities:
Net investment income (loss)(a) 0.09 0.17 0.13 0.13 0.21 0.22
Net realized and unrealized gains (losses) 1.65 3.54 (2.70) 7.39 1.21 1.43
Total from Investment Activities 1.74 3.71 (2.57) 7.52 1.42 1.65
Distributions to Shareholders from:
Net investment income (0.10) (0.18) (0.12) (0.15) (0.21) (0.25)
Net realized gains (1.15) (1.43) (1.90) (1.37) (2.48) (1.86)
Total Distributions (1.25) (1.61) (2.02) (1.52) (2.69) (2.11)
Net Asset Value, End of Period $23.74 $23.25 $21.15 $25.74 $19.74 $21.01
Total Return(b)(c) 7.56% 18.39% (11.43)% 39.38% 6.57% 9.31%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.88% 0.92% 0.92% 0.95% 0.95% 0.96%
Net Investment Income (Loss)(d) 0.79% 0.77% 0.50% 0.57% 1.02% 1.04%
Gross Expenses(d)(e) 0.88% 0.92% 0.92% 0.95% 0.95% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $28,738 $21,717 $17,735 $17,907 $13,726 $14,501
Portfolio Turnover(b)(f) 3% 2% 5% 3% 4% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
112
See notes to financial statements.
Victory S&P 500 Index Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $23.61 $21.44 $26.07 $19.96 $21.22 $21.66
Investment Activities:
Net investment income (loss)(a) 0.14 0.27 0.25 0.25 0.32 0.33
Net realized and unrealized gains (losses) 1.68 3.60 (2.75) 7.49 1.21 1.45
Total from Investment Activities 1.82 3.87 (2.50) 7.74 1.53 1.78
Distributions to Shareholders from:
Net investment income (0.14) (0.27) (0.23) (0.26) (0.31) (0.36)
Net realized gains (1.15) (1.43) (1.90) (1.37) (2.48) (1.86)
Total Distributions (1.29) (1.70) (2.13) (1.63) (2.79) (2.22)
Net Asset Value, End of Period $24.14 $23.61 $21.44 $26.07 $19.96 $21.22
Total Return(b)(c) 7.80% 18.98% (11.06)% 40.16% 7.07% 9.93%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.46% 0.46% 0.44% 0.45% 0.43% 0.43%
Net Investment Income (Loss)(d) 1.19% 1.22% 0.98% 1.07% 1.56% 1.57%
Gross Expenses(d)(e) 0.46% 0.46% 0.44% 0.45% 0.43% 0.43%
Supplemental Data:
Net Assets at end of period (000's) $51,130 $49,645 $49,382 $56,607 $46,072 $32,146
Portfolio Turnover(b)(f) 3% 2% 5% 3% 4% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $9.14 $9.53 $15.41 $11.76 $22.95 $34.56
Investment Activities:
Net investment income (loss)(a) (0.02) (0.03) (0.05) (0.09) (0.07) (0.13)
Net realized and unrealized gains (losses) 0.59 1.07 (1.67) 5.40 0.01 (0.72)
Total from Investment Activities 0.57 1.04 (1.72) 5.31 (0.06) (0.85)
Distributions to Shareholders from:
Net investment income — — —(b) — — —
Net realized gains (0.58) (1.43) (4.16) (1.66) (11.13) (10.76)
Total Distributions (0.58) (1.43) (4.16) (1.66) (11.13) (10.76)
Net Asset Value, End of Period $9.13 $9.14 $9.53 $15.41 $11.76 $22.95
Total Return (excludes sales charge)(c)(d) 6.40% 11.33% (16.84)% 47.52% (3.04)% 4.18%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.29% 1.28% 1.26% 1.27% 1.29% 1.28%
Net Investment Income (Loss)(e) (0.42)% (0.27)% (0.35)% (0.62)% (0.40)% (0.49)%
Gross Expenses(e)(f) 1.29% 1.28% 1.26% 1.27% 1.29% 1.28%
Supplemental Data:
Net Assets at end of period (000's) $143,233 $147,859 $157,570 $216,453 $186,571 $292,120
Portfolio Turnover(c)(g) 25% 60% 80% 103% 86% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
114
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class C
Six Months
Ended
December
31, 2023(a)
(Unaudited)
Year
Ended
June 30,
2023(a)
Year
Ended
June 30,
2022(a)
Year
Ended
June 30,
2021(a)
Year
Ended
June 30,
2020(a)
Year
Ended
June 30,
2019(a)
Net Asset Value, Beginning of Period $9.06 $9.54 $47.25 $44.12 $143.63 $251.81
Investment Activities:
Net investment income (loss)(b) (0.06) (0.10) (0.27) (0.63) (0.90) (2.07)
Net realized and unrealized gains (losses) 0.59 1.06 —(c) 18.70 1.56 (9.27)
Total from Investment Activities 0.53 0.96 (0.27) 18.07 0.66 (11.34)
Distributions to Shareholders from:
Net investment income — — —(c) — — —
Net realized gains (0.58) (1.43) (37.44) (14.94) (100.17) (96.84)
Total Distributions (0.58) (1.43) (37.44) (14.94) (100.17) (96.84)
Net Asset Value, End of Period $9.01 $9.06 $9.54 $47.25 $44.12 $143.63
Total Return (excludes contingent deferred sales
charge)(d)(e) 6.01% 10.29% (17.53)% 46.51% (3.82)% 3.51%
Ratios to Average Net Assets:
Net Expenses(f)(g) 2.12% 2.12% 2.12% 2.06% 2.03% 1.94%
Net Investment Income (Loss)(f) (1.26)% (1.11)% (1.23)% (1.40)% (1.15)% (1.14)%
Gross Expenses(f)(g) 2.49% 2.28% 2.15% 2.06% 2.03% 1.94%
Supplemental Data:
Net Assets at end of period (000's) $2,520 $3,775 $4,714 $9,806 $14,053 $26,825
Portfolio Turnover(d)(h) 25% 60% 80% 103% 86% 82%
(a) Per share amounts adjusted for a 1:9 reverse stock split.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class R
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $6.62 $7.29 $12.75 $9.98 $21.16 $32.91
Investment Activities:
Net investment income (loss)(a) (0.02) (0.04) (0.07) (0.11) (0.09) (0.20)
Net realized and unrealized gains (losses) 0.42 0.80 (1.23) 4.54 0.04 (0.79)
Total from Investment Activities 0.40 0.76 (1.30) 4.43 (0.05) (0.99)
Distributions to Shareholders from:
Net realized gains (0.58) (1.43) (4.16) (1.66) (11.13) (10.76)
Total Distributions (0.58) (1.43) (4.16) (1.66) (11.13) (10.76)
Net Asset Value, End of Period $6.44 $6.62 $7.29 $12.75 $9.98 $21.16
Total Return(b)(c) 6.26% 10.92% (17.10)% 47.15% (3.28)% 3.85%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.57% 1.57% 1.57% 1.57% 1.57% 1.57%
Net Investment Income (Loss)(d) (0.69)% (0.56)% (0.66)% (0.92)% (0.68)% (0.79)%
Gross Expenses(d)(e) 1.79% 1.77% 1.75% 1.69% 1.67% 1.69%
Supplemental Data:
Net Assets at end of period (000's) $7,719 $7,784 $8,890 $13,463 $12,943 $18,438
Portfolio Turnover(b)(f) 25% 60% 80% 103% 86% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
116
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class R6
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $13.48 $13.38 $19.99 $14.80 $26.00 $37.36
Investment Activities:
Net investment income (loss)(a) (—)(b) 0.02 0.01 (0.04) —(b) —(b)
Net realized and unrealized gains (losses) 0.88 1.51 (2.44) 6.89 (0.07) (0.60)
Total from Investment Activities 0.88 1.53 (2.43) 6.85 (0.07) (0.60)
Distributions to Shareholders from:
Net investment income — — (0.02) — — —
Net realized gains (0.58) (1.43) (4.16) (1.66) (11.13) (10.76)
Total Distributions (0.58) (1.43) (4.18) (1.66) (11.13) (10.76)
Net Asset Value, End of Period $13.78 $13.48 $13.38 $19.99 $14.80 $26.00
Total Return(c)(d) 6.64% 11.75% (16.53)% 48.19% (2.60)% 4.57%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.88% 0.87% 0.87% 0.86% 0.87%
Net Investment Income (Loss)(e) (0.02)% 0.13% 0.04% (0.21)% 0.01% (0.01)%
Gross Expenses(e)(f) 0.89% 0.88% 0.87% 0.87% 0.86% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $68,441 $68,898 $70,577 $98,852 $113,104 $310,949
Portfolio Turnover(c)(g) 25% 60% 80% 103% 86% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $12.54 $12.55 $19.00 $14.15 $25.37 $36.79
Investment Activities:
Net investment income (loss)(a) (0.01) —(b) (0.02) (0.05) (0.04) (0.07)
Net realized and unrealized gains (losses) 0.83 1.42 2.27 6.56 (0.05) (0.59)
Total from Investment Activities 0.82 1.42 (2.29) 6.51 (0.09) (0.66)
Distributions to Shareholders from:
Net realized gains (0.58) (1.43) (4.16) (1.66) (11.13) (10.76)
Total Distributions (0.58) (1.43) (4.16) (1.66) (11.13) (10.76)
Net Asset Value, End of Period $12.78 $12.54 $12.55 $19.00 $14.15 $25.37
Total Return(c)(d) 6.66% 11.64% (16.64)% 48.00% (2.76)% 4.47%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.99% 0.97% 0.98% 0.98% 1.04% 1.02%
Net Investment Income (Loss)(e) (0.12)% 0.04% (0.10)% (0.33)% (0.18)% (0.22)%
Gross Expenses(e)(f) 0.99% 0.97% 0.98% 0.98% 1.04% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $107,469 $119,188 $122,169 $242,860 $257,692 $810,261
Portfolio Turnover(c)(g) 25% 60% 80% 103% 86% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
118
See notes to financial statements.
Victory Trivalent International Fund - Core Equity
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $7.32 $6.51 $8.35 $6.49 $6.87 $7.28
Investment Activities:
Net investment income (loss)(a) 0.05 0.15 0.17 0.18 0.12 0.14
Net realized and unrealized gains (losses) 0.43 0.80 (1.73) 1.77 (0.44) (0.30)
Total from Investment Activities 0.48 0.95 (1.56) 1.95 (0.32) (0.16)
Distributions to Shareholders from:
Net investment income (0.26) (0.15) (0.28) (0.09) (0.06) (0.13)
Net realized gains — — — — — (0.12)
Total Distributions (0.26) (0.15) (0.28) (0.09) (0.06) (0.25)
Net Asset Value, End of Period $7.54 $7.32 $6.51 $8.35 $6.49 $6.87
Total Return (excludes sales charge)(b)(c) 6.67% 15.09% (19.33)% 30.28% (4.72)% (1.69)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.95% 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss)(d) 1.45% 2.28% 2.18% 2.32% 1.73% 2.08%
Gross Expenses(d)(e) 1.81% 1.79% 1.77% 1.76% 1.84% 1.96%
Supplemental Data:
Net Assets at end of period (000's) $3,914 $3,765 $4,147 $5,379 $4,550 $5,347
Portfolio Turnover(b)(f) 18% 49% 55% 47% 49% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund - Core Equity
Class I
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $7.37 $6.55 $8.40 $6.53 $6.90 $7.29
Investment Activities:
Net investment income (loss)(a) 0.07 0.17 0.20 0.21 0.14 0.17
Net realized and unrealized gains (losses) 0.44 0.82 (1.74) 1.78 (0.43) (0.30)
Total from Investment Activities 0.51 0.99 (1.54) 1.99 (0.29) (0.13)
Distributions to Shareholders from:
Net investment income (0.29) (0.17) (0.31) (0.12) (0.08) (0.14)
Net realized gains — — — — — (0.12)
Total Distributions (0.29) (0.17) (0.31) (0.12) (0.08) (0.26)
Net Asset Value, End of Period $7.59 $7.37 $6.55 $8.40 $6.53 $6.90
Total Return(b)(c) 6.97% 15.40% (19.03)% 30.65% (4.36)% (1.19)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(d) 1.80% 2.57% 2.57% 2.69% 2.12% 2.48%
Gross Expenses(d)(e) 1.40% 1.37% 1.62% 1.42% 1.54% 1.76%
Supplemental Data:
Net Assets at end of period (000's) $3,497 $3,381 $2,834 $3,303 $2,579 $2,268
Portfolio Turnover(b)(f) 18% 49% 55% 47% 49% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
120
See notes to financial statements.
Victory Trivalent International Fund - Core Equity
Class R6
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $7.42 $6.60 $8.45 $6.57 $6.92 $7.31
Investment Activities:
Net investment income (loss)(a) 0.07 0.18 0.21 0.21 0.14 0.17
Net realized and unrealized gains (losses) 0.43 0.82 (1.75) 1.78 (0.43) (0.29)
Total from Investment Activities 0.50 1.00 (1.54) 1.99 (0.29) (0.12)
Distributions to Shareholders from:
Net investment income (0.29) (0.18) (0.31) (0.11) (0.06) (0.15)
Net realized gains — — — — — (0.12)
Total Distributions (0.29) (0.18) (0.31) (0.11) (0.06) (0.27)
Net Asset Value, End of Period $7.63 $7.42 $6.60 $8.45 $6.57 $6.92
Total Return(b)(c) 6.83% 15.50% (18.93)% 30.57% (4.34)% (1.12)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.55% 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss)(d) 1.85% 2.68% 2.60% 2.75% 2.06% 2.53%
Gross Expenses(d)(e) 0.98% 0.98% 0.96% 1.00% 1.01% 1.45%
Supplemental Data:
Net Assets at end of period (000's) $190,329 $180,222 $172,965 $204,691 $119,275 $5,661
Portfolio Turnover(b)(f) 18% 49% 55% 47% 49% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund - Core Equity
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $7.31 $6.50 $8.34 $6.48 $6.87 $7.26
Investment Activities:
Net investment income (loss)(a) 0.06 0.17 0.19 0.20 0.13 0.15
Net realized and unrealized gains (losses) 0.43 0.81 (1.73) 1.77 (0.44) (0.28)
Total from Investment Activities 0.49 0.98 (1.54) 1.97 (0.31) (0.13)
Distributions to Shareholders from:
Net investment income (0.28) (0.17) (0.30) (0.11) (0.08) (0.14)
Net realized gains — — — — — (0.12)
Total Distributions (0.28) (0.17) (0.30) (0.11) (0.08) (0.26)
Net Asset Value, End of Period $7.52 $7.31 $6.50 $8.34 $6.48 $6.87
Total Return(b)(c) 6.79% 15.22% (19.16)% 30.62% (4.60)% (1.34)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.70% 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(d) 1.72% 2.58% 2.42% 2.59% 1.95% 2.26%
Gross Expenses(d)(e) 1.15% 1.16% 1.21% 1.19% 1.32% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $7,712 $7,614 $6,614 $8,574 $6,532 $8,482
Portfolio Turnover(b)(f) 18% 49% 55% 47% 49% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
122
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $13.96 $12.43 $18.04 $12.83 $13.02 $14.46
Investment Activities:
Net investment income (loss)(a) 0.03(b) 0.20 0.18 0.14 0.06 0.13
Net realized and unrealized gains (losses) 0.63 1.42 (4.40) 5.07 (0.02) (1.22)
Total from Investment Activities 0.66 1.62 (4.22) 5.21 0.04 (1.09)
Distributions to Shareholders from:
Net investment income (0.22) (0.09) (0.23) — (0.23) (0.09)
Net realized gains — — (1.16) — — (0.26)
Total Distributions (0.22) (0.09) (1.39) — (0.23) (0.35)
Net Asset Value, End of Period $14.40 $13.96 $12.43 $18.04 $12.83 $13.02
Total Return (excludes sales charge)(c)(d) 4.76%(b) 13.11% (25.22)% 40.61% 0.15% (7.12)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.35% 1.35% 1.35% 1.35% 1.35% 1.35%
Net Investment Income (Loss)(e) 0.45%(b) 1.55% 1.09% 0.91% 0.47% 1.02%
Gross Expenses(e)(f) 1.70% 1.65% 1.63% 1.63% 1.63% 1.59%
Supplemental Data:
Net Assets at end of period (000's) $67,932 $71,343 $64,968 $93,832 $108,115 $137,665
Portfolio Turnover(c)(g) 23% 54% 68% 64% 52% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes net investment income received on EU Reclaims during the six months ended December 31, 2023.  Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.001, 0.02%, and 0.01%, respectively.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $13.46 $11.98 $17.46 $12.51 $12.71 $14.12
Investment Activities:
Net investment income (loss)(a) (0.02)(b) 0.08 0.05 0.04 (0.03) 0.02
Net realized and unrealized gains (losses) 0.59 1.40 (4.26) 4.91 (0.03) (1.17)
Total from Investment Activities 0.57 1.48 (4.21) 4.95 (0.06) (1.15)
Distributions to Shareholders from:
Net investment income (0.07) — (0.11) — (0.14) —
Net realized gains — — (1.16) — — (0.26)
Total Distributions (0.07) — (1.27) — (0.14) (0.26)
Net Asset Value, End of Period $13.96 $13.46 $11.98 $17.46 $12.51 $12.71
Total Return (excludes contingent deferred sales
charge)(c)(d) 4.27%(b) 12.35% (25.84)% 39.57% (0.65)% (7.78)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.10% 2.10% 2.10% 2.10% 2.10% 2.10%
Net Investment Income (Loss)(e) (0.31)%(b) 0.64% 0.30% 0.26% (0.28)% 0.15%
Gross Expenses(e)(f) 2.82% 2.57% 2.49% 2.41% 2.42% 2.42%
Supplemental Data:
Net Assets at end of period (000's) $1,638 $2,204 $3,283 $4,945 $4,327 $4,909
Portfolio Turnover(c)(g) 23% 54% 68% 64% 52% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes net investment income received on EU Reclaims during the six months ended December 31, 2023.  Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.001, 0.02%, and 0.01%, respectively.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
124
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class I
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $14.09 $12.54 $18.19 $12.94 $13.13 $14.58
Investment Activities:
Net investment income (loss)(a) 0.06(b) 0.25 0.26 0.25 0.11 0.18
Net realized and unrealized gains (losses) 0.63 1.44 (4.46) 5.07 (0.02) (1.23)
Total from Investment Activities 0.69 1.69 (4.20) 5.32 0.09 (1.05)
Distributions to Shareholders from:
Net investment income (0.28) (0.14) (0.29) (0.07) (0.28) (0.14)
Net realized gains — — (1.16) — — (0.26)
Total Distributions (0.28) (0.14) (1.45) (0.07) (0.28) (0.40)
Net Asset Value, End of Period $14.50 $14.09 $12.54 $18.19 $12.94 $13.13
Total Return(c)(d) 4.88%(b) 13.62% (24.96)% 41.16% 0.54% (6.69)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss)(e) 0.86%(b) 1.95% 1.56% 1.52% 0.88% 1.41%
Gross Expenses(e)(f) 1.20% 1.21% 1.16% 1.17% 1.18% 1.16%
Supplemental Data:
Net Assets at end of period (000's) $2,506,288 $1,909,343 $1,655,788 $2,003,337 $1,014,425 $955,568
Portfolio Turnover(c)(g) 23% 54% 68% 64% 52% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes net investment income received on EU Reclaims during the six months ended December 31, 2023.  Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.001, 0.02%, and 0.01%, respectively.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class R6
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $14.15 $12.59 $18.26 $13.00 $13.19 $14.65
Investment Activities:
Net investment income (loss)(a) 0.05(b) 0.24 0.25 0.23 0.12 0.17
Net realized and unrealized gains (losses) 0.64 1.45 (4.48) 5.09 (0.04) (1.24)
Total from Investment Activities 0.69 1.69 (4.23) 5.32 0.08 (1.07)
Distributions to Shareholders from:
Net investment income (0.27) (0.13) (0.28) (0.06) (0.27) (0.13)
Net realized gains — — (1.16) — — (0.26)
Total Distributions (0.27) (0.13) (1.44) (0.06) (0.27) (0.39)
Net Asset Value, End of Period $14.57 $14.15 $12.59 $18.26 $13.00 $13.19
Total Return(c)(d) 4.87%(b) 13.55% (25.02)% 41.06% 0.36% (6.86)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.03% 1.03% 1.03% 1.03% 1.06% 1.08%
Net Investment Income (Loss)(e) 0.78%(b) 1.84% 1.52% 1.43% 0.94% 1.31%
Gross Expenses(e)(f) 1.03% 1.03% 1.03% 1.03% 1.06% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $128,508 $121,147 $123,487 $133,486 $73,480 $42,975
Portfolio Turnover(c)(g) 23% 54% 68% 64% 52% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes net investment income received on EU Reclaims during the six months ended December 31, 2023.  Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.001, 0.02%, and 0.01%, respectively.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
126
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $14.01 $12.47 $18.10 $12.88 $13.07 $14.52
Investment Activities:
Net investment income (loss)(a) 0.05(b) 0.23 0.22 0.22 0.10 0.16
Net realized and unrealized gains (losses) 0.63 1.43 (4.42) 5.05 (0.03) (1.22)
Total from Investment Activities 0.68 1.66 (4.20) 5.27 0.07 (1.06)
Distributions to Shareholders from:
Net investment income (0.26) (0.12) (0.27) (0.05) (0.26) (0.13)
Net realized gains — — (1.16) — — (0.26)
Total Distributions (0.26) (0.12) (1.43) (0.05) (0.26) (0.39)
Net Asset Value, End of Period $14.43 $14.01 $12.47 $18.10 $12.88 $13.07
Total Return(c)(d) 4.84%(b) 13.43% (25.07)% 40.96% 0.41% (6.88)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(e) 0.69%(b) 1.78% 1.33% 1.35% 0.75% 1.21%
Gross Expenses(e)(f) 1.16% 1.15% 1.12% 1.13% 1.19% 1.18%
Supplemental Data:
Net Assets at end of period (000's) $716,449 $794,375 $703,026 $1,099,890 $663,638 $666,547
Portfolio Turnover(c)(g) 23% 54% 68% 64% 52% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes net investment income received on EU Reclaims during the six months ended December 31, 2023.  Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.001, 0.02%, and 0.01%, respectively.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Total Return Bond Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $8.26 $8.62 $9.84 $9.91 $9.46 $9.21
Investment Activities:
Net investment income (loss)(a) 0.13 0.20 0.13 0.15 0.20 0.21
Net realized and unrealized gains (losses) 0.10 (0.31) (1.15) 0.01 0.50 0.32
Total from Investment Activities 0.23 (0.11) (1.02) 0.16 0.70 0.53
Distributions to Shareholders from:
Net investment income (0.14) (0.25) (0.20) (0.23) (0.25) (0.28)
Total Distributions (0.14) (0.25) (0.20) (0.23) (0.25) (0.28)
Net Asset Value, End of Period $8.35 $8.26 $8.62 $9.84 $9.91 $9.46
Total Return (excludes sales charge)(b)(c) 2.84% (1.33)% (10.48)% 1.67% 7.57% 5.77%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.85% 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(d) 3.11% 2.32% 1.34% 1.51% 2.03% 2.32%
Gross Expenses(d)(e) 1.41% 1.27% 1.20% 1.16% 1.11% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $6,659 $6,955 $7,507 $9,380 $11,472 $12,248
Portfolio Turnover(b)(f) 35% 59% 55% 79% 74% 150%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
128
See notes to financial statements.
Victory Total Return Bond Fund
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $8.33 $8.69 $9.92 $9.99 $9.53 $9.28
Investment Activities:
Net investment income (loss)(a) 0.09 0.13 0.05 0.08 0.12 0.15
Net realized and unrealized gains (losses) 0.11 (0.31) (1.15) 0.01 0.52 0.31
Total from Investment Activities 0.20 (0.18) (1.10) 0.09 0.64 0.46
Distributions to Shareholders from:
Net investment income (0.11) (0.18) (0.13) (0.16) (0.18) (0.21)
Total Distributions (0.11) (0.18) (0.13) (0.16) (0.18) (0.21)
Net Asset Value, End of Period $8.42 $8.33 $8.69 $9.92 $9.99 $9.53
Total Return (excludes contingent deferred sales
charge)(b)(c) 2.41% (2.03)% (11.23)% 0.91% 6.76% 5.05%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.60% 1.60% 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss)(d) 2.32% 1.54% 0.56% 0.80% 1.27% 1.67%
Gross Expenses(d)(e) 12.18% 9.74% 5.81% 3.68% 3.54% 3.12%
Supplemental Data:
Net Assets at end of period (000's) $105 $142 $163 $451 $727 $574
Portfolio Turnover(b)(f) 35% 59% 55% 79% 74% 150%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Total Return Bond Fund
Class R6
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $8.28 $8.64 $9.87 $9.94 $9.48 $9.23
Investment Activities:
Net investment income (loss)(a) 0.14 0.22 0.15 0.17 0.22 0.24
Net realized and unrealized gains (losses) 0.10 (0.31) (1.15) 0.02 0.51 0.31
Total from Investment Activities 0.24 (0.09) (1.00) 0.19 0.73 0.55
Distributions to Shareholders from:
Net investment income (0.15) (0.27) (0.23) (0.26) (0.27) (0.30)
Total Distributions (0.15) (0.27) (0.23) (0.26) (0.27) (0.30)
Net Asset Value, End of Period $8.37 $8.28 $8.64 $9.87 $9.94 $9.48
Total Return(b)(c) 2.97% (1.06)% (10.30)% 1.93% 7.94% 6.05%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.58% 0.58% 0.58% 0.58% 0.58% 0.57%
Net Investment Income (Loss)(d) 3.38% 2.59% 1.62% 1.73% 2.30% 2.61%
Gross Expenses(d)(e) 0.64% 0.64% 0.63% 0.61% 0.59% 0.57%
Supplemental Data:
Net Assets at end of period (000's) $25,760 $26,311 $23,854 $26,970 $25,999 $24,929
Portfolio Turnover(b)(f) 35% 59% 55% 79% 74% 150%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
130
See notes to financial statements.
Victory Total Return Bond Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $8.28 $8.64 $9.87 $9.94 $9.47 $9.23
Investment Activities:
Net investment income (loss)(a) 0.14 0.22 0.15 0.17 0.22 0.24
Net realized and unrealized gains (losses) 0.10 (0.31) (1.15) 0.02 0.52 0.30
Total from Investment Activities 0.24 (0.09) (1.00) 0.19 0.74 0.54
Distributions to Shareholders from:
Net investment income (0.15) (0.27) (0.23) (0.26) (0.27) (0.30)
Total Distributions (0.15) (0.27) (0.23) (0.26) (0.27) (0.30)
Net Asset Value, End of Period $8.37 $8.28 $8.64 $9.87 $9.94 $9.47
Total Return(b)(c) 2.96% (1.08)% (10.32)% 1.91% 7.92% 5.99%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(d) 3.44% 2.56% 1.60% 1.74% 2.28% 2.63%
Gross Expenses(d)(e) 0.65% 0.67% 0.65% 0.64% 0.62% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $66,038 $29,920 $28,539 $31,032 $33,455 $31,026
Portfolio Turnover(b)(f) 35% 59% 55% 79% 74% 150%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2023
Victory Portfolios
131
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following 10 Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Integrity Discovery Fund Integrity Discovery Fund A, C, R, Y, and Member Class
Victory Integrity Mid-Cap Value Fund Integrity Mid-Cap Value Fund A, C, R6, Y, and Member Class
Victory Integrity Small-Cap Value Fund Integrity Small-Cap Value Fund A, C, R, R6, and Y
Victory Integrity Small/Mid-Cap Value Fund Integrity Small/Mid-Cap Value Fund A, R6, Y, and Member Class
Victory Munder Multi-Cap Fund Munder Multi-Cap Fund A, C, and Y
Victory S&P 500 Index Fund S&P 500 Index Fund A, R, and Y
Victory Munder Mid-Cap Core Growth Fund Munder Mid-Cap Core Growth Fund A, C, R, R6, and Y
Victory Trivalent International Fund — Core Equity Trivalent International Fund — Core Equity A, I, R6 and Y
Victory Trivalent International Small-Cap Fund Trivalent International Small-Cap Fund A, C, I, R6, and Y
Victory Total Return Bond Fund Total Return Bond Fund A, C, R6, and Y

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
132
(Unaudited)
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Integrity Discovery Fund
Common Stocks ............................................... $ 62,315 $ — $ — $ 62,315
Collateral for Securities Loaned ................................... 1,175 — — 1,175
Total ....................................................... $ 63,490 $ — $ — $ 63,490
Integrity Mid-Cap Value Fund
Common Stocks ............................................... 325,657 — — 325,657
Total ....................................................... $ 325,657 $ — $ — $ 325,657
Integrity Small-Cap Value Fund
Common Stocks ............................................... 1,522,523 — — 1,522,523
Exchange-Traded Funds ......................................... 2,641 — — 2,641
Collateral for Securities Loaned ................................... 23 — — 23
Total ....................................................... $ 1,525,187 $ — $ — $ 1,525,187
Integrity Small/Mid-Cap Value Fund
Common Stocks ............................................... 304,708 — — 304,708
Total ....................................................... $ 304,708 $ — $ — $ 304,708
Munder Multi-Cap Fund
Common Stocks ............................................... 405,223 — — 405,223
Exchange-Traded Funds ......................................... 8,048 — — 8,048
Collateral for Securities Loaned ................................... 4,320 — — 4,320
Total ....................................................... $ 417,591 $ — $ — $ 417,591
S&P 500 Index Fund
Common Stocks ............................................... 252,641 — — 252,641
Total ....................................................... $ 252,641 $ — $ — $ 252,641
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 34 — — 34
Total ....................................................... $ 34 $ — $ — $ 34

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
133
(Unaudited)
As of December 31, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
Munder Mid-Cap Core Growth Fund
Common Stocks ............................................... $ 322,393 $ — $ — $ 322,393
Exchange-Traded Funds ......................................... 6,748 — — 6,748
Total ....................................................... $ 329,141 $ — $ — $ 329,141
Trivalent International Fund - Core Equity
Common Stocks ............................................... 21,816 178,982 1 200,799
Exchange-Traded Funds ......................................... 2,913 — — 2,913
Total ....................................................... $ 24,729 $ 178,982 $ 1 $ 203,712
Trivalent International Small-Cap Fund
Common Stocks ............................................... 398,810 2,988,804 — 3,387,614
Collateral for Securities Loaned ................................... 23,634 — — 23,634
Total ....................................................... $ 422,444 $ 2,988,804 $ — $ 3,411,248
Total Return Bond Fund
Asset-Backed Securities ......................................... — 5,849 — 5,849
Collateralized Mortgage Obligations ................................ — 7,230 — 7,230
Corporate Bonds .............................................. — 23,256 — 23,256
Yankee Dollars ............................................... — 3,334 — 3,334
U.S. Government Agency Mortgages ................................ — 18,245 — 18,245
U.S. Treasury Obligations ........................................ — 37,989 — 37,989
Commercial Paper ............................................. — 1,899 — 1,899
Collateral for Securities Loaned ................................... 285 — — 285
Total ....................................................... $ 285 $ 97,802 $ — $ 98,087
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
134
(Unaudited)
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2023, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2023, the S&P 500 Index Fund and the Total Return Bond
Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Credit Derivatives:
The Total Return Bond Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities,
(ii) to adjust the Funds’ asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds’
Statements of Additional Information.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
135
(Unaudited)
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.
The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Funds as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
The Funds did not hold swap contracts as of December 31, 2023.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for swaps contracts. The Total Return Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Equity Risk Exposure: 34,000
S&P 500 Index Fund ................................................................................. $ 34

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
136
(Unaudited)
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2023 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
Net Realized Gains
(Losses) from
Futures Contracts
Net Realized Gains
(Losses) from Swap
Agreements
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Swap Agreements
Equity Risk Exposure: (85,000) – 28,000 –
S&P 500 Index Fund .............................. $ 44 $ – $ (30) $ –
Total Return Bond Fund ............................ (129) – 58 –
Credit Risk Exposure: – 35,000 – (28,000)
Total Return Bond Fund ............................ – 35 – (28)
Currency Risk Exposure: 44,000 – (28,000) –
Total Return Bond Fund ............................ 44 – (28) –
Interest Rate Risk Exposure: (642,000) – 58,000 –
Total Return Bond Fund ............................ (642) – 58 –

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
137
(Unaudited)
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2023.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Mortgage Dollar Rolls:
The Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund’s
Statement of Operations. For the six months ended December 31, 2023, there were no mortgage dollar roll transactions.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The Trivalent International Small-Cap Fund received European Union (“EU”) reclaims related to prior years. For the six months ended
December 31, 2023, the Fund recognized $290 thousand related to EU reclaims and $2 thousand in interest and entitlements. These EU reclaims and related interest and entitlements are reflected on the Statements of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Integrity Discovery Fund ........................................... $ 1,135 $ — $ 1,175
Integrity Small-Cap Value Fund ....................................... 22 — 23
Munder Multi-Cap Fund ............................................ 4,216 — 4,320
Trivalent International Small-Cap Fund ................................. 31,829 9,873 23,634
Total Return Bond Fund ............................................ 276 — 285

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
138
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31,
2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Integrity Discovery Fund .......................................... $ 10,522 $ 14,425 $ — $ —
Integrity Mid-Cap Value Fund ....................................... 110,525 114,769 — —
Integrity Small-Cap Value Fund ...................................... 364,827 536,310 — —
Munder Multi-Cap Fund ........................................... 165,043 183,956 — —
S&P 500 Index Fund ............................................. 7,008 8,127 — —
Munder Mid-Cap Core Growth Fund .................................. 80,891 117,984 — —
Trivalent International Fund - Core Equity .............................. 34,827 35,794 — —
Trivalent International Small-Cap Fund ................................ 1,013,413 671,586 — —
Total Return Bond Fund ........................................... 9,548 11,416 45,279 11,651
Integrity Discovery Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Integrity Mid-Cap Value Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.1
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Trivalent International Fund — Core Equity
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4
Trivalent International Small-Cap Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
* Amount represents less than 0.05% of shares owned.
Total Return Bond Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.1

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
139
(Unaudited)
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Adviser Fee Tier Rates
Flat Rate
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Up to $500 million Over $500 million
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70%
Up to $300 million Over $300 million
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 0.85%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Up to $1 billion $1 billion -$2 billion Over $2 billion
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.72% 0.70%
Up to $250 million
$250 million -$500
million Over $500 million
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20% 0.12% 0.07%
Up to $6 billion $6 billion -$8 billion Over $8 billion
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70% 0.65%
Up to $1 billion Over $1 billion
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.95% 0.90%
Flat Rate
Total Return Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
140
(Unaudited)
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended
December 31, 2023, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended December 31,
2023, the Distributor received the following (amounts in thousands) from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Class A Class C Class R
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% N/A 0.50%
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Trivalent International Fund — Core Equity 0.25% 1.00% N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Total Return Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Amount
Integrity Discovery Fund ............................................................................... $ —(a)
Integrity Mid-Cap Value Fund ............................................................................ 2
Integrity Small-Cap Value Fund ........................................................................... 3
Integrity Small/Mid-Cap Value Fund ....................................................................... 2
Munder Multi-Cap Fund ................................................................................ 4
S&P 500 Index Fund .................................................................................. 1
Munder Mid-Cap Core Growth Fund ....................................................................... 1
Trivalent International Fund - Core Equity ................................................................... —(a)
Trivalent International Small-Cap Fund ..................................................................... 1
Total Return Bond Fund ................................................................................ —(a)
(a) Rounds to less than $1 thousand.
In effect until October 31, 2024
Class A Class C Class I Class R Class R6 Class Y Member Class
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . 1.66% 2.45% N/A 2.08% N/A 1.44% 1.50%
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . 1.00% 1.75% N/A N/A 0.60% 0.75% 0.85%
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . 1.50% 2.35% N/A 1.75% N/A N/A N/A
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . 1.13% N/A N/A N/A 0.83% 0.88% 0.95%
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.16% N/A N/A N/A N/A N/A

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
141
(Unaudited)
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
For the six months ended December 31, 2023, the following recoupment amounts were paid to the Adviser (amounts in thousands).
As of December 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2023.
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the six months ended December 31, 2023, the following amounts have been deferred and included in the Trustees' fees payable on Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
In effect until October 31, 2024
Class A Class C Class I Class R Class R6 Class Y Member Class
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A N/A N/A N/A
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . 1.32% 2.12% N/A 1.57% N/A N/A N/A
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . 0.95% N/A 0.60% N/A 0.55% 0.70% N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . 1.35% 2.10% 0.95% N/A 1.10% 1.10% N/A
Total Return Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.60% N/A N/A 0.58% 0.60% N/A
Amount
Integrity Discovery Fund ............................................................................... $ —*
Total Return Bond Fund ................................................................................ 3
*
Rounds to less than $1 thousand.
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
Integrity Discovery Fund ................................... $ 24 $ 42 $ 32 $ 21 $ 119
Integrity Mid-Cap Value Fund ................................ 348 785 865 456 2,454
Integrity Small-Cap Value Fund ............................... 7 14 11 6 38
Integrity Small/Mid-Cap Value Fund ........................... 117 259 283 175 834
Munder Multi-Cap Fund .................................... 3 8 7 6 24
Munder Mid-Cap Core Growth Fund ........................... 9 23 24 14 70
Trivalent International Fund - Core Equity ....................... 508 941 846 437 2,732
Trivalent International Small-Cap Fund ......................... 2,284 4,898 5,201 2,895 15,278
Total Return Bond Fund .................................... 63 73 81 44 261
Amount
Integrity Discovery Fund ............................................................................... $ 19
Integrity Small-Cap Value Fund ........................................................................... 16
Munder Multi-Cap Fund ................................................................................ 93
S&P 500 Index Fund .................................................................................. 20
Munder Mid-Cap Core Growth Fund ....................................................................... 23
Trivalent International Fund - Core Equity ................................................................... 30
Trivalent International Small-Cap Fund ..................................................................... 6
Total Return Bond Fund ................................................................................ 34

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
142
(Unaudited)
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Interest Rate Risk —  The Total Return Bond Fund is subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default.
Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
143
(Unaudited)
other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended December 31, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of the tax year ended June 30, 2023, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used
(amounts in thousands).
9. Stock Split:
Effective December 9, 2022, the Munder Mid-Cap Core Growth Fund underwent a 1-for-9 reverse stock split of the issued and outstanding
Class C shares of the Fund. The reverse stock split was not a taxable event, nor did it have an impact on the Fund’s holdings or performance, and was intended to reduce marketplace confusion and bring greater uniformity to the ratio of capital gains to the NAV across all share classes of the Fund. No changes are contemplated at this time for the other share classes offered by the Fund.
10. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
11. Subsequent Event:
On December 5, 2023, the Board approved the adoption of a conversion feature for Class R of the Integrity Discovery Fund and Munder
Mid-Cap Growth Fund. Under the relevant conversion feature, effective after the close of business on March 28, 2024, all of the issued and outstanding shares of Class R of each Fund will be converted into shares of Class A of each Fund. The share class conversion will be effectuated
Declared Paid
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Total Return Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Short-Term
Amount
Long-Term
Amount Total
Trivalent International Fund - Core Equity .................................... $ (5,687) $ — $ (5,687)
Trivalent International Small-Cap Fund ...................................... (231,470) (83,323) (314,793)
Total Return Bond Fund ................................................. (1,877) (5,697) (7,574)

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
144
(Unaudited)
on the basis of the relative NAVs of the share class without the imposition of a sales charge. Based on the financial information for the Funds’
fiscal year ended June 30, 2023, Class A has lower gross and net total expense ratios than Class R.

Supplemental Information
December 31, 2023
Victory Portfolios
145
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863 (800-235-8396 for Member
Class). Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by
August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases;  and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Integrity Discovery Fund
Class A ............................... $ 1,000.00 $ 1,136.60 $ 1,016.99 $ 8.70 $ 8.21 1.62%
Class C ............................... 1,000.00 1,132.00 1,012.82 13.13 12.40 2.45%
Class R ............................... 1,000.00 1,134.40 1,014.68 11.16 10.53 2.08%
Class Y ............................... 1,000.00 1,138.20 1,017.90 7.74 7.30 1.44%
Member Class .......................... 1,000.00 1,137.80 1,017.60 8.06 7.61 1.50%
Integrity Mid-Cap Value Fund
Class A ............................... 1,000.00 1,049.20 1,020.11 5.15 5.08 1.00%
Class C ............................... 1,000.00 1,045.00 1,016.34 9.00 8.87 1.75%
Class R6 .............................. 1,000.00 1,051.30 1,022.12 3.09 3.05 0.60%
Class Y ............................... 1,000.00 1,050.00 1,021.37 3.86 3.81 0.75%
Member Class .......................... 1,000.00 1,049.70 1,020.86 4.38 4.32 0.85%
Integrity Small-Cap Value Fund
Class A ............................... 1,000.00 1,101.50 1,017.90 7.61 7.30 1.44%
Class C ............................... 1,000.00 1,096.80 1,013.32 12.39 11.89 2.35%
Class R ............................... 1,000.00 1,099.90 1,016.34 9.24 8.87 1.75%
Class R6 .............................. 1,000.00 1,104.40 1,020.31 5.08 4.88 0.96%
Class Y ............................... 1,000.00 1,103.70 1,019.76 5.66 5.43 1.07%

Supplemental Information — continued
December 31, 2023
Victory Portfolios
146
(Unaudited)
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Integrity Small/Mid-Cap Value Fund
Class A ............................... 1,000.00 1,054.60 1,019.46 5.84 5.74 1.13%
Class R6 .............................. 1,000.00 1,055.90 1,020.96 4.29 4.22 0.83%
Class Y ............................... 1,000.00 1,055.70 1,020.71 4.55 4.47 0.88%
Member Class .......................... 1,000.00 1,055.70 1,020.36 4.91 4.82 0.95%
Munder Multi-Cap Fund
Class A ............................... 1,000.00 1,061.10 1,018.70 6.63 6.50 1.28%
Class C ............................... 1,000.00 1,056.30 1,014.28 11.16 10.94 2.16%
Class Y ............................... 1,000.00 1,062.90 1,020.26 5.03 4.93 0.97%
S&P 500 Index Fund
Class A ............................... 1,000.00 1,077.60 1,022.42 2.82 2.75 0.54%
Class R ............................... 1,000.00 1,075.60 1,020.71 4.59 4.47 0.88%
Class Y ............................... 1,000.00 1,078.00 1,022.82 2.40 2.34 0.46%
Munder Mid-Cap Core Growth Fund
Class A ............................... 1,000.00 1,064.00 1,018.65 6.69 6.55 1.29%
Class C ............................... 1,000.00 1,060.10 1,014.48 10.98 10.74 2.12%
Class R ............................... 1,000.00 1,062.60 1,017.24 8.14 7.96 1.57%
Class R6 .............................. 1,000.00 1,066.40 1,020.66 4.62 4.52 0.89%
Class Y ............................... 1,000.00 1,066.60 1,020.16 5.14 5.03 0.99%
Trivalent International Fund - Core Equity
Class A ............................... 1,000.00 1,066.70 1,020.36 4.94 4.82 0.95%
Class I ................................ 1,000.00 1,069.70 1,022.12 3.12 3.05 0.60%
Class R6 .............................. 1,000.00 1,068.30 1,022.37 2.86 2.80 0.55%
Class Y ............................... 1,000.00 1,067.90 1,021.62 3.64 3.56 0.70%
Trivalent International Small-Cap Fund
Class A ............................... 1,000.00 1,047.60 1,018.35 6.95 6.85 1.35%
Class C ............................... 1,000.00 1,042.70 1,014.58 10.78 10.63 2.10%
Class I ................................ 1,000.00 1,048.80 1,020.36 4.89 4.82 0.95%
Class R6 .............................. 1,000.00 1,048.70 1,019.96 5.30 5.23 1.03%
Class Y ............................... 1,000.00 1,048.40 1,019.61 5.66 5.58 1.10%
Total Return Bond Fund
Class A ............................... 1,000.00 1,028.40 1,020.86 4.33 4.32 0.85%
Class C ............................... 1,000.00 1,024.10 1,017.09 8.14 8.11 1.60%
Class R6 .............................. 1,000.00 1,029.70 1,022.22 2.96 2.95 0.58%
Class Y ............................... 1,000.00 1,029.60 1,022.12 3.06 3.05 0.60%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios

(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2023.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether additions of or revisions to breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.
For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board requested, and the Adviser provided, supplemental information about the level of fees and the nature of the services provided. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
148
(Unaudited)
The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board noted that, except for the Integrity Discovery Fund and Total Return Bond Fund, each Fund’s advisory fee structure contained at least one breakpoint. The Board also found that each Fund’s Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund’s respective peer group. The Board considered the
Adviser’s contractual agreement with each Fund, except for the S&P 500 Index Fund, to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund’s prospectus.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the
Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Integrity Discovery Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-, three- and ten-year periods, matched the benchmark index for the five-year period, underperformed the peer group median for the one- and five-year periods, and outperformed the peer group median for the three- and ten-year periods.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Integrity Mid-Cap Value Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Integrity Small-Cap Value Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one- and three-year periods, underperformed the peer group median for the five-year period and matched the performance of the peer group median for the ten-year period.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Integrity Small/Mid-Cap Value Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Munder Multi-Cap Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one- and three-year periods, underperformed the benchmark index for the five- and ten-year periods, outperformed the peer group median for the one-, three- and ten-year periods, and underperformed the peer group median for the five-year period.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would

Supplemental Information — continued
December 31, 2023
Victory Portfolios
149
(Unaudited)
provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
S&P 500 Index Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods, noting that the Fund’s investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmark due to fees and expenses. The
Board considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed.
The Board also considered the Fund’s tracking error as a factor in evaluating performance. The Board discussed with the Adviser the implementation of the Fund’s strategy, together with relevant fee and expense considerations.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; and (3) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Munder Mid-Cap Core Growth Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board discussed with management the Fund’s underperformance and expense profile, including any steps taken by the Adviser or could be taken in the future to enhance performance.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Trivalent International Fund—Core Equity:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five- and ten-year periods, underperformed the peer group median for the one-, three- and five-year periods, and matched the peer group median for the ten-year period.
Having considered, among other things: (1) the Fund’s management fee was compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Trivalent International Small-Cap Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-, five- and ten-year periods, underperformed the benchmark index for the three-year period, outperformed the peer group median for the one- and ten-year periods, underperformed the peer group median for the three-year period, and matched the peer group median for the five-year period.
Having considered, among other things: (1) the Fund’s management fee was compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Total Return Bond Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-, five- and ten-year periods, outperformed the benchmark index for the three-year period, and underperformed the peer group median for all of the periods reviewed.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
150
(Unaudited)
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Funds’ shareholders, particularly in light of the nature of the Funds and the services required to support the Funds; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Funds; and (iii) the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds;
The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Portfolios

(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Portfolios
152
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
153
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-MUNDER-SAR (12/23)

December 31, 2023
Semi Annual Report
Victory Diversified Stock Fund
Victory Special Value Fund
Victory THB US Small Opportunities Fund
Victory Strategic Allocation Fund
Victory Fund for Income
Victory Investment Grade Convertible Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Investment Objectives and Portfolio Holdings 3
Schedules of Portfolio Investments
Victory Diversified Stock Fund
9
Victory Special Value Fund
12
Victory THB US Small Opportunities Fund
15
Victory Strategic Allocation Fund
18
Victory Fund for Income
19
Victory Investment Grade Convertible Fund
21
Financial Statements
Statements of Assets and Liabilities
23
Statements of Operations
25
Statements of Changes in Net Assets
27
Financial Highlights
35
Notes to Financial Statements 62
Supplemental Information
Proxy Voting and Portfolio Holdings Information
72
Expense Examples
72
Advisory Contract Approval
74
Privacy Policy
77

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Portfolios
Victory Diversified Stock Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term growth of capital.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
6.7%
Apple, Inc.
6.1%
Alphabet, Inc., Class C
4.6%
Amazon.com, Inc.
2.9%
Eli Lilly & Co.
2.4%
SPDR S&P 500 ETF Trust
2.2%
JPMorgan Chase & Co.
2.1%
NVIDIA Corp.
1.9%
Visa, Inc., Class A
1.8%
Cadence Design Systems, Inc.
1.6%
Information Technology
24.1%
Financials
17.4%
Health Care
13.5%
Industrials
10.5%
Consumer Discretionary
10.5%
Communication Services
8.6%
Energy
4.6%
Consumer Staples
4.2%
Exchange-Traded Funds
2.2%
Real Estate
1.8%

4
Victory Portfolios
Victory Special Value Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term growth of capital and dividend income.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
6.7%
Apple, Inc.
6.3%
Alphabet, Inc., Class C
4.7%
Amazon.com, Inc.
2.9%
Eli Lilly & Co.
2.4%
JPMorgan Chase & Co.
2.2%
NVIDIA Corp.
1.9%
Visa, Inc., Class A
1.8%
Cadence Design Systems, Inc.
1.6%
Amphastar Pharmaceuticals, Inc.
1.5%
Information Technology
24.3%
Financials
17.5%
Health Care
13.6%
Consumer Discretionary
10.6%
Industrials
10.6%
Communication Services
8.7%
Energy
4.6%
Consumer Staples
4.2%
Real Estate
1.8%
Exchange-Traded Funds
1.2%

5
Victory Portfolios
Victory THB US Small Opportunities Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
ePlus, Inc.
2.8%
UFP Technologies, Inc.
2.5%
M/I Homes, Inc.
2.3%
LeMaitre Vascular, Inc.
2.2%
Transcat, Inc.
2.1%
RPC, Inc.
2.1%
Limbach Holdings, Inc.
2.0%
HarborOne Bancorp, Inc.
2.0%
Immersion Corp.
1.9%
Century Communities, Inc.
1.9%
Industrials
22.3%
Information Technology
18.6%
Consumer Discretionary
17.5%
Health Care
16.5%
Financials
9.8%
Energy
7.8%
Materials
6.1%
Utilities
0.4%
Consumer Staples
0.1%

6
Victory Portfolios
Victory Strategic Allocation Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide income and long-term growth of capital.
Top Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Total Return Bond Fund, Class R6
30.9%
Victory RS Global Fund, Class Y
28.9%
Victory Sophus Emerging Markets Fund, Class R6
9.5%
VictoryShares US Multi-Factor Minimum Volatility ETF
6.4%
Victory Trivalent International Small-Cap Fund, Class I
6.2%
Victory Investment Grade Convertible Fund, Class I
5.7%
Victory Global Energy Transition Fund, Class Y
4.7%
Victory RS Partners Fund, Class Y
3.7%
Victory Integrity Discovery Fund, Class Y
3.6%
Affiliated Mutual Funds
93.2%
Affiliated Exchange-Traded Funds
6.4%

7
Victory Portfolios
Victory Fund for Income
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide a high level of current income consistent with preservation of shareholders' capital.
Asset Allocation*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

8
Victory Portfolios
Victory Investment Grade Convertible Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide a high level of current income together with long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Booking Holdings, Inc., 0.75%, 5/1/25
6.2%
Wells Fargo & Co., Series L, 7.50%
5.9%
Bank of America Corp., Series L, 7.25%
5.7%
Pioneer Natural Resources Co., 0.25%, 5/15/25
5.7%
Southwest Airlines Co., 1.25%, 5/1/25
5.6%
EQT Corp., 1.75%, 5/1/26
5.2%
NextEra Energy, Inc., 6.93%, 9/1/25
4.6%
Expedia Group, Inc., 2/15/26
4.2%
Barclays Bank PLC, 2/4/25
3.8%
Ford Motor Co., 3/15/26
3.7%
Financials
29.6%
Utilities
14.8%
Consumer Discretionary
14.4%
Energy
10.9%
Industrials
8.9%
Information Technology
7.8%
Real Estate
5.5%
Health Care
4.8%
Materials
0.5%

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Diversified Stock Fund
9
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (96.2%)
Communication Services (8.6%):
Alphabet, Inc. , Class C (a) ................................................. 93,863 $ 13,228
Meta Platforms, Inc. , Class A (a) ............................................ 4,337 1,535
Netflix, Inc. (a) ......................................................... 3,163 1,540
The New York Times Co. , Class A ........................................... 57,559 2,820
T-Mobile US, Inc. ...................................................... 9,738 1,561
Yelp, Inc. (a) ........................................................... 86,084 4,075
24,759
Consumer Discretionary (10.5%):
Amazon.com, Inc. (a) .................................................... 53,902 8,190
AutoZone, Inc. (a) ....................................................... 1,470 3,801
Booking Holdings, Inc. (a) ................................................. 989 3,508
McDonald's Corp. ...................................................... 13,839 4,103
O'Reilly Automotive, Inc. (a) ............................................... 3,736 3,550
Starbucks Corp. ........................................................ 29,076 2,792
Tesla, Inc. (a) .......................................................... 4,971 1,235
TopBuild Corp. (a) ...................................................... 7,768 2,907
30,086
Consumer Staples (4.2%):
BellRing Brands, Inc. (a) .................................................. 39,965 2,215
Casey's General Stores, Inc. ............................................... 9,278 2,549
Darling Ingredients, Inc. (a) ................................................ 33,764 1,683
MGP Ingredients, Inc. .................................................... 26,616 2,622
Philip Morris International, Inc. ............................................. 32,118 3,022
12,091
Energy (4.6%):
Diamondback Energy, Inc. ................................................ 21,277 3,300
EOG Resources, Inc. .................................................... 26,630 3,221
Halliburton Co. ........................................................ 48,222 1,743
Matador Resources Co. ................................................... 55,338 3,147
Schlumberger NV ...................................................... 31,081 1,617
13,028
Financials (17.4%):
Ameriprise Financial, Inc. ................................................. 10,214 3,880
Axos Financial, Inc. (a) ................................................... 53,194 2,904
Chubb Ltd. ........................................................... 11,727 2,650
Corebridge Financial, Inc. ................................................. 88,347 1,914
First Citizens Bancshares, Inc. , Class A ....................................... 1,169 1,659
Fiserv, Inc. (a) .......................................................... 26,755 3,554
Globe Life, Inc. ........................................................ 30,434 3,704
Interactive Brokers Group, Inc. ............................................. 31,248 2,591
JPMorgan Chase & Co. .................................................. 36,243 6,165
Kinsale Capital Group, Inc. ................................................ 5,002 1,675
LPL Financial Holdings, Inc. ............................................... 11,063 2,518
NMI Holdings, Inc. , Class A (a) ............................................. 96,125 2,853
Shift4 Payments, Inc. , Class A (a) ............................................ 25,559 1,900
The Bancorp, Inc. (a) ..................................................... 103,814 4,003
Visa, Inc. , Class A ...................................................... 19,931 5,189
W.R. Berkley Corp. ..................................................... 37,758 2,670
49,829
Health Care (13.5%):
Amphastar Pharmaceuticals, Inc. (a) .......................................... 68,479 4,235
Cencora, Inc. .......................................................... 19,212 3,946
Elevance Health, Inc. .................................................... 5,665 2,671
Eli Lilly & Co. ......................................................... 11,672 6,804
HCA Healthcare, Inc. .................................................... 10,130 2,742
McKesson Corp. ....................................................... 8,369 3,875
Medpace Holdings, Inc. (a) ................................................ 5,942 1,821

Victory Portfolios
Victory Diversified Stock Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Novo Nordisk A/S , ADR .................................................. 35,385 $ 3,661
Stryker Corp. .......................................................... 5,564 1,666
The Cigna Group ....................................................... 5,353 1,603
The Ensign Group, Inc. ................................................... 35,973 4,037
Zoetis, Inc. ........................................................... 8,963 1,769
38,830
Industrials (10.5%):
AGCO Corp. .......................................................... 17,878 2,171
Allison Transmission Holdings, Inc. ......................................... 26,063 1,516
Comfort Systems USA, Inc. ............................................... 15,867 3,263
EMCOR Group, Inc. .................................................... 17,458 3,761
GXO Logistics, Inc. (a) ................................................... 33,275 2,035
Janus International Group, Inc. (a) ........................................... 147,037 1,919
Saia, Inc. (a) ........................................................... 7,061 3,094
Terex Corp. ........................................................... 42,508 2,443
United Rentals, Inc. ..................................................... 5,786 3,318
Verra Mobility Corp. (a) .................................................. 133,271 3,069
W.W. Grainger, Inc. ..................................................... 2,182 1,808
Westinghouse Air Brake Technologies Corp. .................................... 13,982 1,774
30,171
Information Technology (24.1%):
Adobe, Inc. (a) ......................................................... 4,234 2,526
Apple, Inc. ........................................................... 91,513 17,619
Arista Networks, Inc. (a) .................................................. 12,118 2,854
Badger Meter, Inc. ...................................................... 10,881 1,680
Broadcom, Inc. ........................................................ 3,399 3,794
Cadence Design Systems, Inc. (a) ............................................ 16,353 4,454
Cisco Systems, Inc. ..................................................... 71,110 3,592
Fabrinet (a) ............................................................ 15,291 2,910
Microchip Technology, Inc. ................................................ 17,341 1,564
Microsoft Corp. ........................................................ 51,210 19,257
NVIDIA Corp. ......................................................... 11,038 5,466
ON Semiconductor Corp. (a) ............................................... 17,595 1,470
ServiceNow, Inc. (a) ..................................................... 2,815 1,989
69,175
Materials (1.0%):
Linde PLC ............................................................ 3,443 1,414
Summit Materials, Inc. , Class A (a) .......................................... 40,628 1,563
2,977
Real Estate (1.8%):
Simon Property Group, Inc. ............................................... 15,560 2,220
VICI Properties, Inc. .................................................... 90,842 2,896
5,116
Total Common Stocks (Cost $193,821)
a
a
a
276,062
Exchange-Traded Funds (2.2%)
SPDR S&P 500 ETF Trust ................................................ 13,670 6,497
Total Exchange-Traded Funds (Cost $5,692)
a
a
a
6,497
Total Investments (Cost $199,513) — 98.4% 282,559
Other assets in excess of liabilities — 1.6% 4,461
NET ASSETS - 100.00% $ 287,020

Victory Portfolios
Victory Diversified Stock Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Special Value Fund
12
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (96.9%)
Communication Services (8.7%):
Alphabet, Inc., Class C(a) ................................................. 13,762 $ 1,939
Meta Platforms, Inc., Class A(a) ............................................ 638 226
Netflix, Inc.(a) ......................................................... 457 223
The New York Times Co., Class A ........................................... 8,303 407
T-Mobile US, Inc. ...................................................... 1,410 226
Yelp, Inc.(a) ........................................................... 12,368 585
3,606
Consumer Discretionary (10.6%):
Amazon.com, Inc.(a) .................................................... 7,919 1,203
AutoZone, Inc.(a) ....................................................... 217 561
Booking Holdings, Inc.(a) ................................................. 143 507
McDonald's Corp. ...................................................... 2,031 602
O'Reilly Automotive, Inc.(a) ............................................... 538 511
Starbucks Corp. ........................................................ 4,174 401
Tesla, Inc.(a) .......................................................... 719 179
TopBuild Corp.(a) ...................................................... 1,116 418
4,382
Consumer Staples (4.2%):
BellRing Brands, Inc.(a) .................................................. 5,777 320
Casey's General Stores, Inc. ............................................... 1,341 369
Darling Ingredients, Inc.(a) ................................................ 4,851 242
MGP Ingredients, Inc. .................................................... 3,896 384
Philip Morris International, Inc. ............................................. 4,638 436
1,751
Energy (4.6%):
Diamondback Energy, Inc. ................................................ 3,059 474
EOG Resources, Inc. .................................................... 3,828 463
Halliburton Co. ........................................................ 7,083 256
Matador Resources Co. ................................................... 7,956 452
Schlumberger NV ...................................................... 4,564 238
1,883
Financials (17.5%):
Ameriprise Financial, Inc. ................................................. 1,479 562
Axos Financial, Inc.(a) ................................................... 7,636 417
Chubb Ltd. ........................................................... 1,692 382
Corebridge Financial, Inc. ................................................. 12,772 277
First Citizens Bancshares, Inc., Class A ....................................... 170 241
Fiserv, Inc.(a) .......................................................... 3,899 518
Globe Life, Inc. ........................................................ 4,409 537
Interactive Brokers Group, Inc. ............................................. 4,595 381
JPMorgan Chase & Co. .................................................. 5,251 893
Kinsale Capital Group, Inc. ................................................ 723 242
LPL Financial Holdings, Inc. ............................................... 1,597 363
NMI Holdings, Inc., Class A(a) ............................................. 14,045 417
Shift4 Payments, Inc., Class A(a) ............................................ 3,709 276
The Bancorp, Inc.(a) ..................................................... 15,176 585
Visa, Inc., Class A ...................................................... 2,896 754
W.R. Berkley Corp. ..................................................... 5,448 385
7,230
Health Care (13.6%):
Amphastar Pharmaceuticals, Inc.(a) .......................................... 9,830 608
Cencora, Inc. .......................................................... 2,825 580
Elevance Health, Inc. .................................................... 817 385
Eli Lilly & Co. ......................................................... 1,678 978
HCA Healthcare, Inc. .................................................... 1,465 397
McKesson Corp. ....................................................... 1,230 569
Medpace Holdings, Inc.(a) ................................................ 862 264

Victory Portfolios
Victory Special Value Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Novo Nordisk A/S, ADR .................................................. 5,083 $ 526
Stryker Corp. .......................................................... 804 241
The Cigna Group ....................................................... 777 233
The Ensign Group, Inc. ................................................... 5,283 593
Zoetis, Inc. ........................................................... 1,294 255
5,629
Industrials (10.6%):
AGCO Corp. .......................................................... 2,586 314
Allison Transmission Holdings, Inc. ......................................... 3,744 218
Comfort Systems USA, Inc. ............................................... 2,343 482
EMCOR Group, Inc. .................................................... 2,519 543
GXO Logistics, Inc.(a) ................................................... 4,800 294
Janus International Group, Inc.(a) ........................................... 21,519 281
Saia, Inc.(a) ........................................................... 1,014 444
Terex Corp. ........................................................... 6,134 352
United Rentals, Inc. ..................................................... 840 482
Verra Mobility Corp.(a) .................................................. 19,168 441
W.W. Grainger, Inc. ..................................................... 323 268
Westinghouse Air Brake Technologies Corp. .................................... 2,029 257
4,376
Information Technology (24.3%):
Adobe, Inc.(a) ......................................................... 611 364
Apple, Inc. ........................................................... 13,540 2,607
Arista Networks, Inc.(a) .................................................. 1,748 412
Badger Meter, Inc. ...................................................... 1,565 242
Broadcom, Inc. ........................................................ 488 545
Cadence Design Systems, Inc.(a) ............................................ 2,376 647
Cisco Systems, Inc. ..................................................... 10,280 519
Fabrinet(a) ............................................................ 2,247 428
Microchip Technology, Inc. ................................................ 2,503 226
Microsoft Corp. ........................................................ 7,365 2,769
NVIDIA Corp. ......................................................... 1,593 789
ON Semiconductor Corp.(a) ............................................... 2,548 213
ServiceNow, Inc.(a) ..................................................... 405 286
10,047
Materials (1.0%):
Linde PLC ............................................................ 500 205
Summit Materials, Inc., Class A(a) .......................................... 5,841 225
430
Real Estate (1.8%):
Simon Property Group, Inc. ............................................... 2,233 318
VICI Properties, Inc. .................................................... 13,068 417
735
Total Common Stocks (Cost $28,255)
a
a
a
40,069
Exchange-Traded Funds (1.2%)
SPDR S&P 500 ETF Trust ................................................ 1,008 479
Total Exchange-Traded Funds (Cost $456)
a
a
a
479
Total Investments (Cost $28,711) — 98.1% 40,548
Other assets in excess of liabilities — 1.9% 792
NET ASSETS - 100.00% $ 41,340

Victory Portfolios
Victory Special Value Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory THB US Small Opportunities Fund
15
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.1%)
Consumer Discretionary (17.5%):
Atmus Filtration Technologies, Inc. (a) (b) ...................................... 6,190 $ 145
Beyond, Inc. (a) ........................................................ 10,850 301
BJ's Restaurants, Inc. (a) .................................................. 6,654 240
Century Communities, Inc. ................................................ 3,400 310
Figs, Inc. , Class A (a) .................................................... 30,140 210
Gentherm, Inc. (a) ....................................................... 1,840 96
Holley, Inc. (a) ......................................................... 48,920 238
Johnson Outdoors, Inc. , Class A ............................................ 5,660 302
Latham Group, Inc. (a) ................................................... 64,015 168
M/I Homes, Inc. (a) ...................................................... 2,795 385
MarineMax, Inc. (a) ..................................................... 1,540 60
MasterCraft Boat Holdings, Inc. (a) .......................................... 4,690 106
OneSpaWorld Holdings Ltd. (a) ............................................. 4,290 61
Sonos, Inc. (a) ......................................................... 12,510 214
The Cheesecake Factory, Inc. .............................................. 1,480 52
2,888
Consumer Staples (0.1%):
SunOpta, Inc. (a) ........................................................ 2,030 11
Energy (7.8%):
Dril-Quip, Inc. (a) ....................................................... 3,620 84
Expro Group Holdings NV (a) .............................................. 13,006 207
Geospace Technologies Corp. (a) ............................................ 5,120 66
RPC, Inc. ............................................................ 46,400 338
Select Water Solutions, Inc. ................................................ 20,590 156
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 15,330 122
TETRA Technologies, Inc. (a) .............................................. 67,830 307
1,280
Financials (9.8%):
BayCom Corp. ......................................................... 8,142 192
Brightsphere Investment Group, Inc. ......................................... 13,330 255
Employers Holdings, Inc. ................................................. 2,450 97
First Busey Corp. ....................................................... 12,131 301
HarborOne Bancorp, Inc. ................................................. 27,060 324
Live Oak Bancshares, Inc. ................................................ 5,190 236
OFG Bancorp ......................................................... 2,130 80
The First Bancshares, Inc. ................................................. 4,467 131
1,616
Health Care (16.5%):
Addus HomeCare Corp. (a) ................................................ 2,361 219
Apollo Medical Holdings, Inc. (a) ........................................... 5,020 192
Artivion, Inc. (a) ........................................................ 7,705 138
Atrion Corp. .......................................................... 294 111
Avanos Medical, Inc. (a) .................................................. 450 10
BioLife Solutions, Inc. (a) ................................................. 12,394 201
Catalyst Pharmaceuticals, Inc. (a) ............................................ 10,170 171
CryoPort, Inc. (a) ....................................................... 6,380 99
Definitive Healthcare Corp. (a) .............................................. 6,450 64
Dynavax Technologies Corp. (a) ............................................. 8,250 115
LeMaitre Vascular, Inc. ................................................... 6,436 365
Mesa Laboratories, Inc. .................................................. 623 65
OptimizeRx Corp. (a) .................................................... 970 14
STAAR Surgical Co. (a) .................................................. 1,050 33
U.S. Physical Therapy, Inc. ................................................ 2,820 263
UFP Technologies, Inc. (a) ................................................. 2,380 410
Vericel Corp. (a) ........................................................ 6,810 243
2,713

Victory Portfolios
Victory THB US Small Opportunities Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (22.3%):
Allient, Inc. ........................................................... 7,331 $ 222
Argan, Inc. ........................................................... 1,530 72
Bowman Consulting Group Ltd. (a) .......................................... 5,010 178
Concrete Pumping Holdings, Inc. (a) ......................................... 18,423 151
Energy Recovery, Inc. (a) ................................................. 7,970 150
Forward Air Corp. ...................................................... 520 33
Insteel Industries, Inc. .................................................... 7,345 281
Karat Packaging, Inc. .................................................... 2,839 71
Limbach Holdings, Inc. (a) ................................................ 7,330 333
Liquidity Services, Inc. (a) ................................................. 3,010 52
MYR Group, Inc. (a) ..................................................... 1,571 227
Northwest Pipe Co. (a) ................................................... 5,930 179
NV5 Global, Inc. (a) ..................................................... 850 94
Omega Flex, Inc. ....................................................... 1,400 99
Park Aerospace Corp. .................................................... 15,262 224
Preformed Line Products Co. .............................................. 2,170 291
Standex International Corp. ................................................ 1,420 225
The Greenbrier Cos., Inc. ................................................. 5,410 239
The Shyft Group, Inc. .................................................... 686 8
Transcat, Inc. (a) ........................................................ 3,200 350
Twin Disc, Inc. ........................................................ 11,325 183
3,662
Information Technology (18.6%):
Cerence, Inc. (a) ........................................................ 6,090 120
CEVA, Inc. (a) ......................................................... 470 11
Climb Global Solutions, Inc. ............................................... 2,390 131
ePlus, Inc. (a) .......................................................... 5,752 459
FARO Technologies, Inc. (a) ............................................... 6,910 156
Grid Dynamics Holdings, Inc. (a) ............................................ 9,450 126
Ichor Holdings Ltd. (a) ................................................... 6,820 229
Immersion Corp. ....................................................... 45,310 320
Luna Innovations, Inc. (a) ................................................. 37,100 247
Napco Security Technologies, Inc. ........................................... 1,390 47
NVE Corp. ........................................................... 1,680 132
PAR Technology Corp. (a) (b) ............................................... 6,196 270
Perficient, Inc. (a) ....................................................... 1,170 77
Richardson Electronics Ltd. ............................................... 11,160 149
Ultra Clean Holdings, Inc. (a) .............................................. 7,993 273
Upland Software, Inc. (a) .................................................. 29,440 124
Vishay Precision Group, Inc. (a) ............................................. 5,530 188
3,059
Materials (6.1%):
Century Aluminum Co. (a) ................................................. 18,960 230
Ferroglobe PLC (a) ...................................................... 17,810 116
Hawkins, Inc. ......................................................... 2,740 193
Koppers Holdings, Inc. ................................................... 3,797 195
Ranpak Holdings Corp. (a) ................................................ 22,530 131
Schnitzer Steel Industries, Inc. ............................................. 4,770 144
1,009
Utilities (0.4%):
Artesian Resources Corp. , Class A ........................................... 1,740 72
Total Common Stocks (Cost $10,700)
a
a
a
16,310
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (c) ........ 42,155 42
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (c) ............ 42,155 42
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 34,955 35

Victory Portfolios
Victory THB US Small Opportunities Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (c) . 49,355 $ 50
Total Collateral for Securities Loaned (Cost $169)
a
a
a
169
Total Investments (Cost $10,869) — 100.1% 16,479
Liabilities in excess of other assets — (0.1)% (17)
NET ASSETS - 100.00% $ 16,462
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Strategic Allocation Fund
18
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (6.4%)
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 39,640 $ 1,668
Total Affiliated Exchange-Traded Funds (Cost $1,006)
a
a
a
1,668
Affiliated Mutual Funds (93.2%)
Victory Global Energy Transition Fund, Class Y ................................. 43,206 1,221
Victory Integrity Discovery Fund, Class Y ..................................... 20,368 922
Victory Investment Grade Convertible Fund, Class I .............................. 88,149 1,479
Victory RS Global Fund, Class Y ............................................ 366,139 7,484
Victory RS Partners Fund, Class Y ........................................... 33,145 941
Victory Sophus Emerging Markets Fund, Class R6 ............................... 130,318 2,461
Victory Total Return Bond Fund, Class R6 ..................................... 955,415 7,997
Victory Trivalent International Small-Cap Fund, Class I ........................... 109,929 1,594
Total Affiliated Mutual Funds (Cost $21,434)
a
a
a
24,099
Total Investments (Cost $22,440) — 99.6% 25,767
Other assets in excess of liabilities — 0.4% 96
NET ASSETS - 100.00% $ 25,863
At December 31, 2023, the foreign securities held by the underlying Funds were 49.3% of net assets.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Fund for Income
19
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Collateralized Mortgage Obligations (3.4%)
Agency CMO Other (3.4%):
Government National Mortgage Association ....................................
Series 2001-10 , Class PE , 6 .50% , 3/16/31 , Callable 1/16/24 @ 100 ............... $ 68 $ 68
Series 2005-74 , Class HB , 7 .50% , 9/16/35 ................................. 3 3
Series 2005-74 , Class HC , 7 .50% , 9/16/35 ................................. 25 26
Series 2011-166 , Class NT , 7 .73% , 11/20/31 (a) .............................. 411 421
Series 2012-106 , Class JM , 7 .33% , 10/20/34 (a) ............................. 304 319
Series 2012-30 , Class WB , 6 .97% , 11/20/39 (a) .............................. 893 924
Series 2013-190 , Class KT , 8 .24% , 9/20/30 (a) .............................. 92 96
Series 2013-51 , Class BL , 6 .04% , 4/20/34 (a) ............................... 914 940
Series 2013-64 , Class KY , 6 .63% , 12/20/38 (a) .............................. 441 454
Series 2013-70 , Class KP , 6 .97% , 2/20/39 (a) ............................... 454 474
Series 2014-69 , Class W , 7 .20% , 11/20/34 (a) ............................... 57 59
Series 2014-74 , Class PT , 7 .88% , 5/16/44 (a) ............................... 53 54
Series 2015-77 , Class PT , 7 .14% , 6/20/39 (a) ............................... 156 163
Series 2019-22 , Class PT , 7 .94% , 2/20/49 (a) ............................... 2,466 2,566
Series 2021-1 , Class WT , 7 .82% , 1/20/51 (a) ................................ 2,672 2,797
Series 2023-186 , Class BT , 8 .00% , 9/20/31 ................................ 1,892 2,003
11,367
Total Collateralized Mortgage Obligations (Cost $12,279)
a
a
a
11,367
U.S. Government Agency Mortgages (80.5%)
Single Family Pass-throughs (80.1%):
Government National Mortgage Association
7 .00% , 2/20/24 - 5/20/39 ............................................. 50,352 52,715
6 .50% , 3/15/24 - 2/20/41 ............................................. 74,900 76,901
7 .50% , 5/15/24 - 12/20/38 ............................................. 26,355 27,364
6 .00% , 10/15/24 - 2/20/49 ............................................. 51,382 53,374
8 .00% , 10/15/24 - 4/15/38 ............................................. 16,626 17,500
9 .00% , 4/15/25 - 9/15/30 ............................................. 376 391
7 .13% , 7/15/25 .................................................... 7 7
8 .50% , 7/15/25 - 7/15/32 ............................................. 1,448 1,508
6 .13% , 6/20/28 - 11/20/28 ............................................. 132 130
6 .28% , 10/20/28 - 9/20/29 ............................................. 317 323
6 .10% , 5/20/29 - 7/20/31 ............................................. 289 296
7 .30% , 4/20/30 - 2/20/31 ............................................. 118 118
6 .49% , 5/20/31 - 3/20/32 ............................................. 535 547
5 .50% , 3/20/32 - 11/15/45 ............................................. 18,843 19,511
4 .50% , 12/15/33 - 5/15/41 ............................................. 6,918 6,933
5 .00% , 1/20/34 - 2/20/42 ............................................. 15,238 15,244
4 .00% , 8/15/41 .................................................... 451 441
273,303
Multi-Family Pass-throughs (0.4%):
Government National Mortgage Association
8 .00% , 1/15/31 - 11/15/33 ............................................. 873 871
7 .75% , 9/15/33 .................................................... 336 335
6 .00% , 4/20/38 .................................................... 50 50
1,256
Total U.S. Government Agency Mortgages (Cost $299,439)
a
a
a
274,559
U.S. Treasury Obligations (15.7%)
U.S. Treasury Bills , 5 .36% , 2/22/24 (b) ........................................ 10,585 10,506
U.S. Treasury Bonds , 7 .50% , 11/15/24 ........................................ 41,997 43,039
Total U.S. Treasury Obligations (Cost $54,914)
a
a
a
53,545

Victory Portfolios
Victory Fund for Income
20
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Investment Companies (0.0%)(c)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares , 3 .84% (b) ........... 100,252 $ 100
Total Investment Companies (Cost $100)
a
a
a
100
Total Investments (Cost $366,732) — 99.6% 339,571
Other assets in excess of liabilities — 0.4% 1,390
NET ASSETS - 100.00% $ 340,961
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2023.
(b) Rate represents the effective yield at December 31, 2023.
(c) Amount represents less than 0.05% of net assets.
CMO
—
Collateralized Mortgage Obligations

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Investment Grade Convertible Fund
21
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (0.9%)
Health Care (0.9%):
Bristol-Myers Squibb Co. ................................................. 46,337 $ 2,378
Total Common Stocks (Cost $2,678)
a
a
a
2,378
Principal Amount
(000)
Convertible Corporate Bonds (76.6%)
Consumer Discretionary (14.4%):
Booking Holdings, Inc. , 0 .75% , 5/1/25 ........................................ $ 8,995 16,982
Expedia Group, Inc. , 2/15/26 (a) ............................................. 12,195 11,584
Ford Motor Co. , 3/15/26 (a) ................................................ 10,125 10,081
Winnebago Industries, Inc. , 1 .50% , 4/1/25 ..................................... 755 945
39,592
Energy (10.9%):
EQT Corp. , 1 .75% , 5/1/26 ................................................. 5,380 14,305
Pioneer Natural Resources Co. , 0 .25% , 5/15/25 ................................. 6,381 15,534
29,839
Financials (14.5%):
Ares Capital Corp. , 4 .63% , 3/1/24 ........................................... 5,328 5,515
Barclays Bank PLC
2/4/25 (a) ........................................................ 5,570 10,562
2/18/25 (a) ........................................................ 4,330 4,699
Blackstone Mortgage Trust, Inc. , 5 .50% , 3/15/27 ................................ 4,605 4,169
Block, Inc. , 0 .13% , 3/1/25 ................................................. 2,050 2,006
Euronet Worldwide, Inc. , 0 .75% , 3/15/49 , Callable 3/20/25 @ 100 .................... 6,707 6,295
JPMorgan Chase Financial Co. LLC , 0 .50% , 6/15/27 ............................. 800 1,043
New Mountain Finance Corp. , 7 .50% , 10/15/25 , Callable 7/15/25 @ 100 ............... 4,790 4,899
Prospect Capital Corp. , 6 .38% , 3/1/25 ........................................ 691 687
39,875
Health Care (3.9%):
Dexcom, Inc. , 0 .38% , 5/15/28 (b) ............................................ 1,500 1,537
Envista Holdings Corp. , 1 .75% , 8/15/28 (b) ..................................... 10,000 9,107
10,644
Industrials (8.9%):
Parsons Corp. , 0 .25% , 8/15/25 ............................................. 6,300 9,032
Southwest Airlines Co. , 1 .25% , 5/1/25 ........................................ 15,255 15,450
24,482
Information Technology (7.8%):
Akamai Technologies, Inc. , 0 .13% , 5/1/25 ..................................... 5,399 6,867
ON Semiconductor Corp. , 5/1/27 (a) .......................................... 440 720
Vishay Intertechnology, Inc. , 2 .25% , 9/15/30 (b) ................................. 8,240 8,109
Western Digital Corp. , 1 .50% , 2/1/24 ......................................... 5,791 5,766
21,462
Materials (0.5%):
U.S. Steel Corp. , 5 .00% , 11/1/26 ............................................ 380 1,381
Real Estate (5.5%):
Kite Realty Group LP , 0 .75% , 4/1/27 (b) ....................................... 8,280 8,225
Ventas Realty LP , 3 .75% , 6/1/26 (b) .......................................... 2,875 3,043
Welltower OP LLC , 2 .75% , 5/15/28 (b) ........................................ 3,420 3,774
15,042
Utilities (10.2%):
Alliant Energy Corp. , 3 .88% , 3/15/26 (b) ...................................... 3,185 3,167
American Water Capital Corp. , 3 .63% , 6/15/26 (b) ................................ 4,145 4,145
CenterPoint Energy, Inc. , 4 .25% , 8/15/26 (b) .................................... 4,245 4,266

Victory Portfolios
Victory Investment Grade Convertible Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
CMS Energy Corp. , 3 .38% , 5/1/28 (b) ........................................ $ 2,455 $ 2,433
Duke Energy Corp. , 4 .13% , 4/15/26 (b) ....................................... 3,205 3,215
Evergy, Inc. , 4 .50% , 12/15/27 (b) ............................................ 1,720 1,768
PPL Capital Funding, Inc. , 2 .88% , 3/15/28 (b) ................................... 4,000 3,882
The Southern Co. , 3 .88% , 12/15/25 (b) ........................................ 5,205 5,211
28,087
Total Convertible Corporate Bonds (Cost $194,047)
a
a
a
210,404
Shares
Convertible Preferred Stocks (19.7%)
Financials (15.1%):
Apollo Global Management, Inc. , 6 .75% , 7/31/26 ................................ 132,325 7,462
Bank of America Corp. , Series L , 7 .25% (c) (d) .................................. 13,050 15,729
New York Community Capital Trust V , 6 .00% , 11/1/51 ............................ 53,619 2,225
Wells Fargo & Co. , Series L , 7 .50% (d) ........................................ 13,394 16,014
41,430
Utilities (4.6%):
NextEra Energy, Inc. , 6 .93% , 9/1/25 (e) ....................................... 335,280 12,781
Total Convertible Preferred Stocks (Cost $59,763)
a
a
a
54,211
Collateral for Securities Loaned (4.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (f) ........ 3,257,034 3,257
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (f) ............ 3,257,034 3,257
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (f) ................ 3,257,034 3,257
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (f) . 3,257,034 3,257
Total Collateral for Securities Loaned (Cost $13,028)
a
a
a
13,028
Total Investments (Cost $269,516) — 101.9% 280,021
Liabilities in excess of other assets — (1.9)% (5,140)
NET ASSETS - 100.00% $ 274,881
At December 31, 2023, the Fund's investments in foreign securities were 5.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Zero-coupon bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$61,882 (thousands) and amounted to 22.5% of net assets.
(c) Non-income producing security.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) All or a portion of this security is on loan.
(f) Rate disclosed is the daily yield on December 31, 2023.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
December 31, 2023
23
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Diversified
Stock Fund
Victory Special
Value Fund
Victory THB
US Small
Opportunities Fund
Assets:
Investments, at value (Cost $199,513, $28,711 and $10,869) $ 282,559 $ 40,548 $ 16,479 (a)
Cash 4,473 820 172
Receivables:
Interest and dividends 162 22 3
Capital shares issued 91 11 —
From Adviser 9 10 14
Prepaid expenses 33 30 6
Total Assets 287,327 41,441 16,674
Liabilities:
Payables:
Collateral received on loaned securities — — 169
Capital shares redeemed 73 47 —
Accrued expenses and other payables:
Investment advisory fees 156 26 16
Administration fees 13 2 1
Custodian fees 2 — (b) 1
Transfer agent fees 9 2 1
Sub-Transfer agent fees 23 8 10
Compliance fees — (b) — (b) — (b)
Trustees' fees — (b) — (b) —
12b-1 fees 10 2 — (b)
Other accrued expenses 21 14 14
Total Liabilities 307 101 212
Commitments and contingencies (Note 5 )
Net Assets:
Capital 203,166 29,306 10,993
Total accumulated earnings/(loss) 83,854 12,034 5,469
Net Assets $ 287,020 $ 41,340 $ 16,462
Net Assets
Class A $ 219,464 $ 23,402 $ 1,181
Class C 696 915 —
Class I 24,498 2,827 15,281
Class R 35,420 13,107 —
Class R6 1,924 — —
Class Y 5,018 1,089 —
Total $ 287,020 $ 41,340 $ 16,462
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 11,529 845 83
Class C 43 43 —
Class I 1,287 100 993
Class R 1,937 518 —
Class R6 101 — —
Class Y 263 39 —
Total 15,160 1,545 1,076
Net asset value, offering and redemption price per share:(c)
Class A $ 19 .03 $ 27 .67 $ 14 .20
Class C(d) 16 .36 21 .41 —
Class I 19 .03 28 .39 15 .39
Class R 18 .29 25 .30 —
Class R6 19 .07 — —
Class Y 19 .08 28 .14 —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 20 .19 $ 29 .36 $ 15 .07
(a) Includes $166 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
December 31, 2023
24
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Strategic
Allocation Fund
Victory Fund for
Income
Victory Investment
Grade Convertible
Fund
Assets:
Affiliated investments, at value (Cost $22,440, $— and $—) $ 25,767 $ — $ —
Unaffiliated investments, at value (Cost $—, $366,732 and $269,516) — 339,571 280,021 (a)
Cash 82 — 5,566
Receivables:
Interest and dividends — (b) 1,914 1,003
Capital shares issued — (b) 194 102
Investments sold — — 1,827
From Adviser 21 52 6
Prepaid expenses 23 44 24
Total Assets 25,893 341,775 288,549
Liabilities:
Payables:
Collateral received on loaned securities — — 13,028
Capital shares redeemed 7 522 362
Accrued expenses and other payables:
Investment advisory fees — 147 179
Administration fees 1 18 12
Custodian fees — (b) 2 3
Transfer agent fees 2 30 7
Sub-Transfer agent fees 4 48 50
Compliance fees — (b) — (b) — (b)
Trustees' fees — (b) — (b) — (b)
12b-1 fees 1 4 1
Other accrued expenses 15 43 26
Total Liabilities 30 814 13,668
Commitments and contingencies (Note 5 )
Net Assets:
Capital 22,599 789,463 282,132
Total accumulated earnings/(loss) 3,264 (448,502) (7,251)
Net Assets $ 25,863 $ 340,961 $ 274,881
Net Assets
Class A $ 13,514 $ 77,828 $ 19,987
Class C 3,313 3,519 —
Class I 7,852 181,182 253,022
Class R 1,184 12,897 —
Class R6 — 25,346 —
Class Y — 38,898 —
Member Class — 1,291 1,872
Total $ 25,863 $ 340,961 $ 274,881
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 747 11,302 1,192
Class C 187 517 —
Class I 432 26,315 15,075
Class R 66 1,870 —
Class R6 — 3,688 —
Class Y — 5,651 —
Member Class — 187 107
Total 1,432 49,530 16,374
Net asset value, offering and redemption price per share:(c)
Class A $ 18 .07 $ 6 .89 $ 16 .77
Class C(d) 17 .70 6 .80 —
Class I 18 .19 6 .89 16 .78
Class R 18 .03 6 .90 —
Class R6 — 6 .87 —
Class Y — 6 .88 —
Member Class — 6 .91 17 .49
Maximum Sales Charge — Class A 2 .25% 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 18 .49 $ 7 .05 $ 17 .16
(a) Includes $12,653 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Six Months Ended December 31, 2023
25
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Diversified
Stock Fund
Victory Special
Value Fund
Victory THB
US Small
Opportunities Fund
Investment Income:
Dividends $ 1,499 $ 218 $ 86
Interest 63 9 8
Securities lending (net of fees) 1 — (a) 2
Foreign tax withholding — — — (a)
Total Income 1,563 227 96
Expenses:
Investment advisory fees 908 153 101
Administration fees 77 11 5
Sub-Administration fees 9 9 9
12b-1 fees — Class A 266 28 1
12b-1 fees — Class C 4 5 —
12b-1 fees — Class R 88 33 —
Custodian fees 6 1 2
Transfer agent fees — Class A 18 2 — (a)
Transfer agent fees — Class C — (a) — (a) —
Transfer agent fees — Class I 1 — (a) 1
Transfer agent fees — Class R 4 1 —
Transfer agent fees — Class R6 — (a) — —
Transfer agent fees — Class Y — (a) — (a) —
Sub-Transfer agent fees — Class A 49 10 1
Sub-Transfer agent fees — Class C 1 — (a) —
Sub-Transfer agent fees — Class I 5 1 10
Sub-Transfer agent fees — Class R 9 7 —
Sub-Transfer agent fees — Class Y 2 1 —
Trustees' fees 10 2 2
Compliance fees 1 — (a) — (a)
Printing fees 15 9 9
Legal and audit fees 10 5 4
State registration and filing fees 51 42 19
Other expenses 5 2 2
Total Expenses 1,539 322 166
Expenses waived/reimbursed by Adviser (26) (40) (54)
Net Expenses 1,513 282 112
Net Investment Income (Loss) 50 (55) (16)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 13,785 2,147 625
Net change in unrealized appreciation/depreciation on investment securities 2,835 271 (155)
Net realized/unrealized gains (losses) on investments 16,620 2,418 470
Change in net assets resulting from operations $ 16,670 $ 2,363 $ 454
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended December 31, 2023
26
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Strategic
Allocation Fund
Victory Fund for
Income
Victory Investment
Grade Convertible
Fund
Investment Income:
Dividends from affiliated investments $ 415 $ — $ —
Dividends from unaffiliated investments — 4 2,094
Interest from unaffiliated investments 2 4,307 1,677
Securities lending (net of fees) — — 34
Total Income 417 4,311 3,805
Expenses:
Investment advisory fees 13 917 1,119
Administration fees 7 102 83
Sub-Administration fees 6 9 8
12b-1 fees — Class A 16 102 24
12b-1 fees — Class C 15 19 —
12b-1 fees — Class R 3 17 —
Custodian fees 1 9 7
Transfer agent fees — Class A 4 11 1
Transfer agent fees — Class C — (a) — (a) —
Transfer agent fees — Class I 1 27 11
Transfer agent fees — Class R — (a) 2 —
Transfer agent fees — Class R6 — 1 —
Transfer agent fees — Member Class — 1 2
Sub-Transfer agent fees — Class A 4 32 4
Sub-Transfer agent fees — Class C 2 2 —
Sub-Transfer agent fees — Class I 3 79 102
Sub-Transfer agent fees — Class R — (a) 3 —
Sub-Transfer agent fees — Class Y — 17 —
Trustees' fees 2 13 11
Compliance fees — (a) 2 1
Printing fees 8 17 17
Legal and audit fees 4 12 11
State registration and filing fees 34 66 40
Line of credit fees — — (a) —
Other expenses 3 36 9
Total Expenses 126 1,496 1,450
Expenses waived/reimbursed by Adviser (73) (164) (9)
Net Expenses 53 1,332 1,441
Net Investment Income (Loss) 364 2,979 2,364
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 185 — —
Net realized gains (losses) from unaffiliated investment securities — 57 3,329
Capital gain distributions received from affiliated funds 30 — —
Net change in unrealized appreciation/depreciation on affiliated investment securities 510 — —
Net change in unrealized appreciation/depreciation on
unaffiliated
investment securities — 6,897 5,791
Net realized/unrealized gains (losses) on investments 725 6,954 9,120
Change in net assets resulting from operations $ 1,089 $ 9,933 $ 11,484
(a) Rounds to less than $1 thousand.

27
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Diversified Stock Fund Victory Special Value Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 50 $ 529 $ (55) $ (32)
Net realized gains (losses) 13,785 16,285 2,147 2,213
Net change in unrealized appreciation/depreciation 2,835 35,812 271 5,517
Change in net assets resulting from operations 16,670 52,626 2,363 7,698
Distributions to Shareholders:
Class A (20,806) (17,813) (2,052) (2,183)
Class C (77) (133) (104) (101)
Class I (2,365) (2,131) (248) (284)
Class R (3,496) (3,298) (1,251) (1,291)
Class R6 (183) (155) — —
Class Y (479) (394) (94) (100)
Change in net assets resulting from distributions to shareholders (27,406) (23,924) (3,749) (3,959)
Change in net assets resulting from capital transactions 19,811 (6,952) 1,380 (1,221)
Change in net assets 9,075 21,750 (6) 2,518
Net Assets:
Beginning of period 277,945 256,195 41,346 38,828
End of period $ 287,020 $ 277,945 $ 41,340 $ 41,346

28
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Special Value Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 7,681 $ 5,789 $ 1,147 $ 958
Distributions reinvested 19,618 16,626 1,873 1,995
Cost of shares redeemed (10,556) (24,880) (1,685) (4,522)
Total Class A $ 16,743 $ (2,465) $ 1,335 $ (1,569)
Class C
Proceeds from shares issued $ 38 $ 32 $ — (a) $ 29
Distributions reinvested 77 133 104 101
Cost of shares redeemed (298) (896) (48) (75)
Total Class C $ (183) $ (731) $ 56 $ 55
Class I
Proceeds from shares issued $ 1,274 $ 3,550 $ 12 $ 182
Distributions reinvested 2,172 2,049 220 255
Cost of shares redeemed (2,017) (5,941) (250) (557)
Total Class I $ 1,429 $ (342) $ (18) $ (120)
Class R
Proceeds from shares issued $ 393 $ 737 $ 591 $ 1,574
Distributions reinvested 3,407 3,224 1,251 1,291
Cost of shares redeemed (2,741) (8,211) (1,962) (2,713)
Total Class R $ 1,059 $ (4,250) $ (120) $ 152
Class R6
Proceeds from shares issued $ 24 $ 1,176 $ — $ —
Distributions reinvested 183 155 — —
Cost of shares redeemed (143) (436) — —
Total Class R6 $ 64 $ 895 $ — $ —
Class Y
Proceeds from shares issued $ 587 $ 265 $ 44 $ 379
Distributions reinvested 420 341 84 87
Cost of shares redeemed (308) (665) (1) (205)
Total Class Y $ 699 $ (59) $ 127 $ 261
Change in net assets resulting from capital transactions $ 19,811 $ (6,952) $ 1,380 $ (1,221)

29
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Special Value Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Share Transactions:
Class A
Issued 387 320 41 36
Reinvested 1,046 952 69 79
Redeemed (536) (1,357) (61) (171)
Total Class A 897 (85) 49 (56)
Class C
Issued 2 2 — (b) 2
Reinvested 5 9 5 5
Redeemed (17) (55) (2) (4)
Total Class C (10) (44) 3 3
Class I
Issued 63 189 — (b) 7
Reinvested 116 117 8 10
Redeemed (103) (324) (8) (21)
Total Class I 76 (18) — (b) (4)
Class R
Issued 21 41 23 64
Reinvested 189 191 50 55
Redeemed (145) (459) (74) (110)
Total Class R 65 (227) (1) 9
Class R6
Issued 1 64 — —
Reinvested 10 9 — —
Redeemed (7) (24) — —
Total Class R6 4 49 — —
Class Y
Issued 30 15 2 14
Reinvested 22 19 3 3
Redeemed (16) (36) — (b) (8)
Total Class Y 36 (2) 5 9
Change in Shares 1,068 (327) 56 (39)
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 1 thousand shares.

30
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory THB US Small
Opportunities Fund
Victory Strategic Allocation
Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (16) $ (80) $ 364 $ 457
Net realized gains (losses) 625 8,864 215 63
Net change in unrealized appreciation/depreciation (155) 289 510 1,629
Change in net assets resulting from operations 454 9,073 1,089 2,149
Distributions to Shareholders:
Class A (238) (80) (325) (607)
Class C — — (69) (92)
Class I (3,174) (3,220) (199) (370)
Class R — — (27) (46)
Change in net assets resulting from distributions to shareholders (3,412) (3,300) (620) (1,115)
Change in net assets resulting from capital transactions 634 (58,263) 20 (294)
Change in net assets (2,324) (52,490) 489 740
Net Assets:
Beginning of period 18,786 71,276 25,374 24,634
End of period $ 16,462 $ 18,786 $ 25,863 $ 25,374

31
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory THB US Small
Opportunities Fund
Victory Strategic Allocation
Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 5 $ 58 $ 660 $ 1,647
Distributions reinvested 237 80 319 588
Cost of shares redeemed (133) (129) (1,044) (3,037)
Total Class A $ 109 $ 9 $ (65) $ (802)
Class C
Proceeds from shares issued $ — $ — $ 667 $ 1,176
Distributions reinvested — — 69 92
Cost of shares redeemed — — (311) (524)
Total Class C $ — $ — $ 425 $ 744
Class I
Proceeds from shares issued $ 191 $ 9,233 $ 287 $ 1,170
Distributions reinvested 1,680 2,711 196 366
Cost of shares redeemed (1,346) (70,216) (839) (1,812)
Total Class I $ 525 $ (58,272) $ (356) $ (276)
Class R
Proceeds from shares issued $ — $ — $ 11 $ 80
Distributions reinvested — — 27 42
Cost of shares redeemed — — (22) (82)
Total Class R $ — $ — $ 16 $ 40
Change in net assets resulting from capital transactions $ 634 $ (58,263) $ 20 $ (294)
Share Transactions:
Class A
Issued — (a) 3 37 97
Reinvested 18 5 18 35
Redeemed (8) (7) (60) (176)
Total Class A 10 1 (5) (44)
Class C
Issued — — 39 69
Reinvested — — 4 6
Redeemed — — (18) (31)
Total Class C — — 25 44
Class I
Issued 11 515 16 67
Reinvested 115 147 11 22
Redeemed (78) (3,778) (47) (105)
Total Class I 48 (3,116) (20) (16)
Class R
Issued — — — (a) 5
Reinvested — — 2 3
Redeemed — — (1) (5)
Total Class R — — 1 3
Change in Shares 58 (3,115) 1 (13)
(a) Rounds to less than 1 thousand shares.

32
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Fund for Income
Victory Investment Grade
Convertible Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,979 $ 6,528 $ 2,364 $ 8,103
Net realized gains (losses) 57 (1,657) 3,329 (16,236)
Net change in unrealized appreciation/depreciation 6,897 (7,480) 5,791 20,280
Change in net assets resulting from operations 9,933 (2,609) 11,484 12,147
Distributions to Shareholders:
Class A (2,401) (4,914) (263) (591)
Class C (98) (261) — —
Class I (6,123) (14,009) (3,964) (12,243)
Class R (397) (854) — —
Class R6 (770) (1,376) — —
Class Y (1,337) (2,988) — —
Member Class (38) (73) (24) (48)
Change in net assets resulting from distributions to shareholders (11,164) (24,475) (4,251) (12,882)
Change in net assets resulting from capital transactions (36,450) (113,388) (47,884) (129,726)
Change in net assets (37,681) (140,472) (40,651) (130,461)
Net Assets:
Beginning of period 378,642 519,114 315,532 445,993
End of period $ 340,961 $ 378,642 $ 274,881 $ 315,532

33
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Fund for Income
Victory Investment Grade
Convertible Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 3,141 $ 15,636 $ 3,911 $ 5,896
Distributions reinvested 2,131 4,404 228 502
Cost of shares redeemed (12,620) (28,578) (2,446) (7,506)
Total Class A $ (7,348) $ (8,538) $ 1,693 $ (1,108)
Class C
Proceeds from shares issued $ 17 $ 387 $ — $ —
Distributions reinvested 96 245 — —
Cost of shares redeemed (546) (3,300) — —
Total Class C $ (433) $ (2,668) $ — $ —
Class I
Proceeds from shares issued $ 27,994 $ 76,658 $ 30,392 $ 130,384
Distributions reinvested 5,075 11,753 3,759 11,635
Cost of shares redeemed (56,357) (152,196) (83,830) (271,294)
Total Class I $ (23,288) $ (63,785) $ (49,679) $ (129,275)
Class R
Proceeds from shares issued $ 782 $ 990 $ — $ —
Distributions reinvested 393 832 — —
Cost of shares redeemed (2,017) (5,056) — —
Total Class R $ (842) $ (3,234) $ — $ —
Class R6
Proceeds from shares issued $ 4,911 $ 6,353 $ — $ —
Distributions reinvested 763 1,362 — —
Cost of shares redeemed (4,125) (9,574) — —
Total Class R6 $ 1,549 $ (1,859) $ — $ —
Class Y
Proceeds from shares issued $ 6,699 $ 15,908 $ — $ —
Distributions reinvested 1,335 2,982 — —
Cost of shares redeemed (14,048) (52,401) — —
Total Class Y $ (6,014) $ (33,511) $ — $ —
Member Class
Proceeds from shares issued $ 359 $ 616 $ 224 $ 883
Distributions reinvested 38 73 24 48
Cost of shares redeemed (471) (482) (146) (274)
Total Member Class $ (74) $ 207 $ 102 $ 657
Change in net assets resulting from capital transactions $ (36,450) $ (113,388) $ (47,884) $ (129,726)

34
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Fund for Income
Victory Investment Grade
Convertible Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Share Transactions:
Class A
Issued 458 2,216 237 360
Reinvested 312 626 14 31
Redeemed (1,840) (4,050) (150) (465)
Total Class A (1,070) (1,208) 101 (74)
Class C
Issued 2 55 — —
Reinvested 14 35 — —
Redeemed (80) (474) — —
Total Class C (64) (384) — —
Class I
Issued 4,089 10,800 1,867 7,935
Reinvested 743 1,669 231 723
Redeemed (8,222) (21,621) (5,121) (16,708)
Total Class I (3,390) (9,152) (3,023) (8,050)
Class R
Issued 114 139 — —
Reinvested 57 118 — —
Redeemed (294) (718) — —
Total Class R (123) (461) — —
Class R6
Issued 717 902 — —
Reinvested 112 194 — —
Redeemed (602) (1,356) — —
Total Class R6 227 (260) — —
Class Y
Issued 976 2,253 — —
Reinvested 195 423 — —
Redeemed (2,050) (7,383) — —
Total Class Y (879) (4,707) — —
Member Class
Issued 52 86 14 52
Reinvested 6 10 1 3
Redeemed (68) (68) (9) (16)
Total Member Class (10) 28 6 39
Change in Shares (5,309) (16,144) (2,916) (8,085)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
35
See notes to financial statements.
Victory Diversified Stock Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $19.82 $17.86 $24.89 $17.41 $17.65 $17.90
Investment Activities:
Net investment income (loss)(b) —(c) 0.04 0.05 —(c) 0.05 0.09
Net realized and unrealized gains (losses) 1.18 3.65 (3.68) 7.95 0.90 1.65
Total from Investment Activities 1.18 3.69 (3.63) 7.95 0.95 1.74
Distributions to Shareholders from:
Net investment income —(c) (0.04) (0.04) (0.01) (0.04) (0.08)
Net realized gains (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Total Distributions (1.97) (1.73) (3.40) (0.47) (1.19) (1.99)
Net Asset Value, End of Period $19.03 $19.82 $17.86 $24.89 $17.41 $17.65
Total Return (excludes sales charge)(d)(e) 6.20% 21.98% (17.22)% 46.50% 5.47% 12.27%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.07% 1.07% 1.08% 1.07% 1.09% 1.08%
Net Investment Income (Loss)(f) 0.05% 0.22% 0.33% 0.00%(h) 0.29% 0.55%
Gross Expenses(f)(g) 1.07% 1.07% 1.08% 1.07% 1.09% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $219,464 $210,774 $191,392 $246,063 $184,217 $204,945
Portfolio Turnover(d)(i) 43% 88% 49% 61% 95% 132%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Amount is less than 0.005%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Diversified Stock Fund
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $17.39 $15.97 $22.70 $16.05 $16.46 $16.90
Investment Activities:
Net investment income (loss)(b) (0.08) (0.12) (0.08) (0.18) (0.10) (0.05)
Net realized and unrealized gains (losses) 1.02 3.23 (3.29) 7.29 0.84 1.52
Total from Investment Activities 0.94 3.11 (3.37) 7.11 0.74 1.47
Distributions to Shareholders from:
Net investment income — —(c) — — — —
Net realized gains (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Total Distributions (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Net Asset Value, End of Period $16.36 $17.39 $15.97 $22.70 $16.05 $16.46
Total Return (excludes contingent deferred sales
charge)(d)(e) 5.67% 20.86% (17.72)% 45.01% 4.53% 11.19%
Ratios to Average Net Assets:
Net Expenses(f)(g) 2.02% 2.02% 2.02% 2.02% 2.05% 2.02%
Net Investment Income (Loss)(f) (0.92)% (0.73)% (0.62)% (0.93)% (0.64)% (0.35)%
Gross Expenses(f)(g) 3.74% 2.85% 2.46% 2.32% 2.14% 2.02%
Supplemental Data:
Net Assets at end of period (000's) $696 $919 $1,545 $2,371 $3,046 $5,909
Portfolio Turnover(d)(h) 43% 88% 49% 61% 95% 132%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class I
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $19.81 $17.85 $24.88 $17.37 $17.61 $17.87
Investment Activities:
Net investment income (loss)(b) 0.03 0.09 0.08 0.05 0.09 0.13
Net realized and unrealized gains (losses) 1.17 3.64 (3.67) 7.94 0.90 1.65
Total from Investment Activities 1.20 3.73 (3.59) 7.99 0.99 1.78
Distributions to Shareholders from:
Net investment income (0.01) (0.08) (0.08) (0.02) (0.08) (0.13)
Net realized gains (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Total Distributions (1.98) (1.77) (3.44) (0.48) (1.23) (2.04)
Net Asset Value, End of Period $19.03 $19.81 $17.85 $24.88 $17.37 $17.61
Total Return(c)(d) 6.32% 22.29% (17.09)% 46.79% 5.81% 12.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.83% 0.83% 0.83% 0.83% 0.84% 0.84%
Net Investment Income (Loss)(e) 0.29% 0.47% 0.57% 0.24% 0.56% 0.81%
Gross Expenses(e)(f) 0.87% 0.86% 0.85% 0.85% 0.86% 0.84%
Supplemental Data:
Net Assets at end of period (000's) $24,498 $23,984 $21,933 $27,856 $21,071 $31,619
Portfolio Turnover(c)(g) 43% 88% 49% 61% 95% 132%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Diversified Stock Fund
Class R
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $19.15 $17.32 $24.25 $17.01 $17.29 $17.58
Investment Activities:
Net investment income (loss)(b) (0.02) (0.01) 0.01 (0.06) —(c) 0.04
Net realized and unrealized gains (losses) 1.13 3.53 (3.57) 7.76 0.88 1.62
Total from Investment Activities 1.11 3.52 (3.56) 7.70 0.88 1.66
Distributions to Shareholders from:
Net investment income — —(c) (0.01) — (0.01) (0.04)
Net realized gains (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Total Distributions (1.97) (1.69) (3.37) (0.46) (1.16) (1.95)
Net Asset Value, End of Period $18.29 $19.15 $17.32 $24.25 $17.01 $17.29
Total Return(d)(e) 5.98% 21.67% (17.38)% 46.02% 5.25% 11.90%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.37% 1.36% 1.36% 1.35% 1.37% 1.37%
Net Investment Income (Loss)(f) (0.25)% (0.07)% 0.05% (0.28)% 0.01% 0.26%
Gross Expenses(f)(g) 1.37% 1.36% 1.36% 1.35% 1.37% 1.37%
Supplemental Data:
Net Assets at end of period (000's) $35,420 $35,836 $36,360 $48,980 $39,432 $47,981
Portfolio Turnover(d)(h) 43% 88% 49% 61% 95% 132%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class R6
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $19.84 $17.87 $24.91 $17.38 $17.62 $17.88
Investment Activities:
Net investment income (loss)(b) 0.03 0.09 0.09 0.06 0.08 0.14
Net realized and unrealized gains (losses) 1.19 3.66 (3.69) 7.95 0.92 1.64
Total from Investment Activities 1.22 3.75 (3.60) 8.01 1.00 1.78
Distributions to Shareholders from:
Net investment income (0.02) (0.09) (0.08) (0.02) (0.09) (0.13)
Net realized gains (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Total Distributions (1.99) (1.78) (3.44) (0.48) (1.24) (2.04)
Net Asset Value, End of Period $19.07 $19.84 $17.87 $24.91 $17.38 $17.62
Total Return(c)(d) 6.31% 22.38% (17.08)% 46.89% 5.86% 12.58%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.78% 0.78% 0.78% 0.78% 0.78% 0.78%
Net Investment Income (Loss)(e) 0.34% 0.50% 0.63% 0.29% 0.49% 0.83%
Gross Expenses(e)(f) 1.48% 1.55% 1.36% 1.10% 1.34% 1.24%
Supplemental Data:
Net Assets at end of period (000's) $1,924 $1,927 $863 $4,040 $3,103 $2,313
Portfolio Turnover(c)(g) 43% 88% 49% 61% 95% 132%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory Diversified Stock Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $19.86 $17.89 $24.93 $17.41 $17.65 $17.90
Investment Activities:
Net investment income (loss)(b) 0.03 0.08 0.08 0.05 0.09 0.12
Net realized and unrealized gains (losses) 1.17 3.66 (3.69) 7.95 0.90 1.66
Total from Investment Activities 1.20 3.74 (3.61) 8.00 0.99 1.78
Distributions to Shareholders from:
Net investment income (0.01) (0.08) (0.07) (0.02) (0.08) (0.12)
Net realized gains (1.97) (1.69) (3.36) (0.46) (1.15) (1.91)
Total Distributions (1.98) (1.77) (3.43) (0.48) (1.23) (2.03)
Net Asset Value, End of Period $19.08 $19.86 $17.89 $24.93 $17.41 $17.65
Total Return(c)(d) 6.24% 22.26% (17.07)% 46.75% 5.72% 12.53%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.86% 0.86% 0.86% 0.86% 0.86% 0.86%
Net Investment Income (Loss)(e) 0.27% 0.43% 0.55% 0.21% 0.52% 0.76%
Gross Expenses(e)(f) 1.15% 1.09% 0.96% 0.96% 1.31% 1.33%
Supplemental Data:
Net Assets at end of period (000's) $5,018 $4,505 $4,102 $5,029 $3,737 $4,249
Portfolio Turnover(c)(g) 43% 88% 49% 61% 95% 132%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

41
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Special Value Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $28.63 $26.07 $37.00 $26.23 $25.78 $26.10
Investment Activities:
Net investment income (loss)(b) (0.03) —(c) 0.03 (0.05) 0.04 0.10
Net realized and unrealized gains (losses) 1.72 5.26 (5.24) 11.82 1.29 2.26
Total from Investment Activities 1.69 5.26 (5.21) 11.77 1.33 2.36
Distributions to Shareholders from:
Net investment income — — — —(c) (0.09) (0.03)
Net realized gains (2.65) (2.70) (5.72) (1.00) (0.79) (2.65)
Total Distributions (2.65) (2.70) (5.72) (1.00) (0.88) (2.68)
Net Asset Value, End of Period $27.67 $28.63 $26.07 $37.00 $26.23 $25.78
Total Return (excludes sales charge)(d)(e) 6.04% 21.57% (17.03)% 46.06% 5.15% 11.32%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.30%(h) 1.28%(h) 1.27%(h) 1.23%(h) 1.23%(h) 1.21%
Net Investment Income (Loss)(f) (0.18)% 0.02% 0.13% (0.16)% 0.14% 0.41%
Gross Expenses(f)(g) 1.40% 1.38% 1.37% 1.33% 1.33% 1.31%
Supplemental Data:
Net Assets at end of period (000's) $23,402 $22,780 $22,188 $28,945 $24,302 $27,818
Portfolio Turnover(d)(i) 41% 90% 53% 70% 102% 126%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory Special Value Fund
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $22.82 $21.46 $31.59 $22.72 $22.54 $23.34
Investment Activities:
Net investment income (loss)(b) (0.11) (0.17) (0.12) (0.28) (0.16) (0.09)
Net realized and unrealized gains (losses) 1.35 4.23 (4.29) 10.15 1.13 1.94
Total from Investment Activities 1.24 4.06 (4.41) 9.87 0.97 1.85
Distributions to Shareholders from:
Net realized gains (2.65) (2.70) (5.72) (1.00) (0.79) (2.65)
Total Distributions (2.65) (2.70) (5.72) (1.00) (0.79) (2.65)
Net Asset Value, End of Period $21.41 $22.82 $21.46 $31.59 $22.72 $22.54
Total Return (excludes contingent deferred sales
charge)(c)(d) 5.61% 20.55% (17.50)% 44.81% 4.26% 10.34%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.10%(g) 2.10%(g) 2.10%(g) 2.10%(g) 2.10%(g) 2.10%
Net Investment Income (Loss)(e) (0.98)% (0.80)% (0.70)% (1.02)% (0.72)% (0.44)%
Gross Expenses(e)(f) 3.54% 3.44% 3.23% 3.53% 2.99% 2.79%
Supplemental Data:
Net Assets at end of period (000's) $915 $913 $802 $978 $863 $1,241
Portfolio Turnover(c)(h) 41% 90% 53% 70% 102% 126%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

43
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Special Value Fund
Class I
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $29.27 $26.55 $37.54 $26.59 $26.13 $26.39
Investment Activities:
Net investment income (loss)(b) 0.01 0.07 0.08 0.01 0.08 0.14
Net realized and unrealized gains (losses) 1.76 5.36 (5.35) 11.99 1.31 2.30
Total from Investment Activities 1.77 5.43 (5.27) 12.00 1.39 2.44
Distributions to Shareholders from:
Net investment income — (0.01) — (0.05) (0.14) (0.05)
Net realized gains (2.65) (2.70) (5.72) (1.00) (0.79) (2.65)
Total Distributions (2.65) (2.71) (5.72) (1.05) (0.93) (2.70)
Net Asset Value, End of Period $28.39 $29.27 $26.55 $37.54 $26.59 $26.13
Total Return(c)(d) 6.19% 21.84% (16.93)% 46.29% 5.35% 11.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.05%(g) 1.05%(g) 1.05%(g) 1.05%(g) 1.05%(g) 1.05%
Net Investment Income (Loss)(e) 0.07% 0.25% 0.35% 0.02% 0.32% 0.58%
Gross Expenses(e)(f) 1.55% 1.48% 1.37% 1.33% 1.31% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $2,827 $2,927 $2,769 $3,861 $3,283 $3,274
Portfolio Turnover(c)(h) 41% 90% 53% 70% 102% 126%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory Special Value Fund
Class R
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $26.44 $24.34 $34.99 $24.93 $24.55 $25.02
Investment Activities:
Net investment income (loss)(b) (0.06) (0.08) (0.04) (0.14) (0.04) 0.03
Net realized and unrealized gains (losses) 1.57 4.88 (4.89) 11.20 1.23 2.15
Total from Investment Activities 1.51 4.80 (4.93) 11.06 1.19 2.18
Distributions to Shareholders from:
Net investment income — — — — (0.02) —
Net realized gains (2.65) (2.70) (5.72) (1.00) (0.79) (2.65)
Total Distributions (2.65) (2.70) (5.72) (1.00) (0.81) (2.65)
Net Asset Value, End of Period $25.30 $26.44 $24.34 $34.99 $24.93 $24.55
Total Return(c)(d) 5.86% 21.19% (17.24)% 45.59% 4.82% 11.03%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.60%(g) 1.60%(g) 1.60%(g) 1.54%(g) 1.54%(g) 1.50%
Net Investment Income (Loss)(e) (0.49)% (0.31)% (0.19)% (0.47)% (0.16)% 0.13%
Gross Expenses(e)(f) 1.71% 1.70% 1.70% 1.64% 1.64% 1.60%
Supplemental Data:
Net Assets at end of period (000's) $13,107 $13,732 $12,401 $16,605 $13,875 $21,084
Portfolio Turnover(c)(h) 41% 90% 53% 70% 102% 126%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

45
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Special Value Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $29.03 $26.37 $37.31 $26.44 $25.98 $26.25
Investment Activities:
Net investment income (loss)(b) 0.02 0.08 0.09 0.02 0.09 0.15
Net realized and unrealized gains (losses) 1.74 5.31 (5.31) 11.92 1.32 2.28
Total from Investment Activities 1.76 5.39 (5.22) 11.94 1.41 2.43
Distributions to Shareholders from:
Net investment income — (0.03) — (0.07) (0.16) (0.05)
Net realized gains (2.65) (2.70) (5.72) (1.00) (0.79) (2.65)
Total Distributions (2.65) (2.73) (5.72) (1.07) (0.95) (2.70)
Net Asset Value, End of Period $28.14 $29.03 $26.37 $37.31 $26.44 $25.98
Total Return(c)(d) 6.20% 21.89% (16.90)% 46.39% 5.40% 11.57%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.00%(g) 1.00%(g) 1.00%(g) 1.00%(g) 1.00%(g) 1.00%
Net Investment Income (Loss)(e) 0.13% 0.29% 0.41% 0.07% 0.36% 0.60%
Gross Expenses(e)(f) 2.51% 2.26% 1.61% 1.77% 3.68% 4.50%
Supplemental Data:
Net Assets at end of period (000's) $1,089 $994 $668 $816 $584 $520
Portfolio Turnover(c)(h) 41% 90% 53% 70% 102% 126%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory THB US Small Opportunities Fund(a)
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(b)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $17.42 $16.36 $24.30 $15.55 $15.00 $16.08
Investment Activities:
Net investment income (loss)(c) (0.05) (0.10) (0.08) (0.20) (0.17) (0.14)
Net realized and unrealized gains (losses) 0.41 2.31 (5.46) 8.95 0.81 (0.44)
Total from Investment Activities 0.36 2.21 (5.54) 8.75 0.64 (0.58)
Distributions to Shareholders from:
Net investment income — — (2.30) — (0.09) (0.50)
Net realized gains (3.58) (1.15) (0.10) — — —
Total Distributions (3.58) (1.15) (2.40) — (0.09) (0.50)
Net Asset Value, End of Period $14.20 $17.42 $16.36 $24.30 $15.55 $15.00
Total Return (excludes sales charge)(d)(e) 3.25% 13.51% (24.83)% 56.27% 4.25% (3.34)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.70% 1.70% 1.70% 1.70% 1.70% 1.70%
Net Investment Income (Loss)(f) (0.61)% (0.56)% (0.59)% (1.20)% (1.17)% (0.92)%
Gross Expenses(f)(g) 3.11% 3.01% 2.85% 2.45% 2.45% 2.20%
Supplemental Data:
Net Assets at end of period (000's) $1,181 $1,271 $1,185 $2,437 $493 $627
Portfolio Turnover(d)(h) 12% 83% 43% 50% 62% 31%
(a) On May 3, 2021, the THB Asset Management Microcap Fund (the “Predecessor Fund”) was reorganized into the Victory THB US Small Opportunities
Fund (the “Victory THB Fund”). Investor Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class A of the Victory THB Fund.
Information presented prior to May 3, 2021, is that of the Predecessor Fund.
(b) The Fund’s fiscal year-end changed from October 31 to June 30.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

47
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory THB US Small Opportunities Fund(a)
Class I
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(b)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $18.53 $17.26 $25.42 $16.20 $15.56 $16.58
Investment Activities:
Net investment income (loss)(c) (0.01) (0.02) (0.02) (0.18) (0.10) (0.08)
Net realized and unrealized gains (losses) 0.45 2.44 (5.74) 9.40 0.83 (0.44)
Total from Investment Activities 0.44 2.42 (5.76) 9.22 0.73 (0.52)
Distributions to Shareholders from:
Net investment income — — (2.30) — (0.09) (0.50)
Net realized gains (3.58) (1.15) (0.10) — — —
Total Distributions (3.58) (1.15) (2.40) — (0.09) (0.50)
Redemption Fees Added to Beneficial Interests — — — —(d) — —
Net Asset Value, End of Period $15.39 $18.53 $17.26 $25.42 $16.20 $15.56
Total Return(e)(f) 3.41% 14.03% (24.61)% 56.98% 4.68% (2.86)%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.25% 1.25% 1.25% 1.25% 1.25% 1.25%
Net Investment Income (Loss)(g) (0.16)% (0.10)% (0.13)% (0.73)% (0.70)% (0.48)%
Gross Expenses(g)(h) 1.81% 1.40% 1.44% 1.67% 1.98% 1.75%
Supplemental Data:
Net Assets at end of period (000's) $15,281 $17,515 $70,091 $86,947 $50,206 $73,403
Portfolio Turnover(e)(i) 12% 83% 43% 50% 62% 31%
(a) On May 3, 2021, the THB Asset Management Microcap Fund (the “Predecessor Fund”) was reorganized into the Victory THB US Small Opportunities
Fund (the “Victory THB Fund”). Institutional Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class I of the Victory THB
Fund. Information presented prior to May 3, 2021, is that of the Predecessor Fund.
(b) The Fund’s fiscal year-end changed from October 31 to June 30.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Amount is less than $0.005 per share.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory Strategic Allocation Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $17.74 $17.05 $19.94 $16.48 $16.47 $15.44
Investment Activities:
Net investment income (loss)(b) 0.26 0.32 0.42 0.56 0.23 0.43
Net realized and unrealized gains (losses) 0.51 1.18 (2.88) 3.46 0.41 1.12
Total from Investment Activities 0.77 1.50 (2.46) 4.02 0.64 1.55
Distributions to Shareholders from:
Net investment income (0.26) (0.33) (0.43) (0.56) (0.23) (0.39)
Net realized gains (0.18) (0.48) — — (0.40) (0.13)
Total Distributions (0.44) (0.81) (0.43) (0.56) (0.63) (0.52)
Net Asset Value, End of Period $18.07 $17.74 $17.05 $19.94 $16.48 $16.47
Total Return (excludes sales charge)(c)(d) 4.43% 9.11% (12.57)% 24.51% 3.99% 10.37%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40% 0.40% 0.40% 0.40% 0.40%
Net Investment Income (Loss)(e) 2.93% 1.88% 3.34% 2.92% 1.45% 2.69%
Gross Expenses(e)(f) 0.88% 0.85% 0.82% 0.80% 0.81% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $13,514 $13,335 $13,575 $16,378 $14,364 $15,365
Portfolio Turnover(c)(g) 2% 25% 9% 22% 13% 5%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

49
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Strategic Allocation Fund
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $17.39 $16.73 $19.56 $16.19 $16.18 $15.19
Investment Activities:
Net investment income (loss)(b) 0.20 0.19 0.32 0.40 0.13 0.30
Net realized and unrealized gains (losses) 0.49 1.16 (2.82) 3.40 0.39 1.10
Total from Investment Activities 0.69 1.35 (2.50) 3.80 0.52 1.40
Distributions to Shareholders from:
Net investment income (0.20) (0.21) (0.33) (0.43) (0.11) (0.28)
Net realized gains (0.18) (0.48) — — (0.40) (0.13)
Total Distributions (0.38) (0.69) (0.33) (0.43) (0.51) (0.41)
Net Asset Value, End of Period $17.70 $17.39 $16.73 $19.56 $16.19 $16.18
Total Return (excludes contingent deferred sales
charge)(c)(d) 3.97% 8.32% (13.01)% 23.57% 3.23% 9.53%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.15% 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(e) 2.32% 1.11% 2.59% 2.10% 0.82% 1.94%
Gross Expenses(e)(f) 1.97% 2.04% 2.02% 2.02% 1.90% 1.72%
Supplemental Data:
Net Assets at end of period (000's) $3,313 $2,823 $1,978 $2,507 $2,009 $3,193
Portfolio Turnover(c)(g) 2% 25% 9% 22% 13% 5%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
Victory Strategic Allocation Fund
Class I
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $17.85 $17.15 $20.06 $16.57 $16.56 $15.52
Investment Activities:
Net investment income (loss)(b) 0.28 0.37 0.45 0.61 0.27 0.46
Net realized and unrealized gains (losses) 0.52 1.18 (2.89) 3.48 0.41 1.13
Total from Investment Activities 0.80 1.55 (2.44) 4.09 0.68 1.59
Distributions to Shareholders from:
Net investment income (0.28) (0.37) (0.47) (0.60) (0.27) (0.42)
Net realized gains (0.18) (0.48) — — (0.40) (0.13)
Total Distributions (0.46) (0.85) (0.47) (0.60) (0.67) (0.55)
Net Asset Value, End of Period $18.19 $17.85 $17.15 $20.06 $16.57 $16.56
Total Return(c)(d) 4.54% 9.38% (12.43)% 24.86% 4.22% 10.63%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Net Investment Income (Loss)(e) 3.14% 2.12% 3.59% 3.13% 1.66% 2.90%
Gross Expenses(e)(f) 0.68% 0.64% 0.63% 0.56% 0.59% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $7,852 $8,069 $8,020 $9,283 $7,006 $5,743
Portfolio Turnover(c)(g) 2% 25% 9% 22% 13% 5%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

51
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Strategic Allocation Fund
Class R
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $17.70 $17.01 $19.89 $16.44 $16.43 $15.41
Investment Activities:
Net investment income (loss)(b) 0.24 0.28 0.39 0.51 0.19 0.36
Net realized and unrealized gains (losses) 0.51 1.18 (2.87) 3.45 0.42 1.14
Total from Investment Activities 0.75 1.46 (2.48) 3.96 0.61 1.50
Distributions to Shareholders from:
Net investment income (0.24) (0.29) (0.40) (0.51) (0.20) (0.35)
Net realized gains (0.18) (0.48) — — (0.40) (0.13)
Total Distributions (0.42) (0.77) (0.40) (0.51) (0.60) (0.48)
Net Asset Value, End of Period $18.03 $17.70 $17.01 $19.89 $16.44 $16.43
Total Return(c)(d) 4.26% 8.87% (12.72)% 24.20% 3.74% 10.08%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65% 0.65% 0.65% 0.65% 0.65% 0.65%
Net Investment Income (Loss)(e) 2.67% 1.62% 3.10% 2.69% 1.18% 2.30%
Gross Expenses(e)(f) 2.22% 2.11% 1.95% 1.82% 1.76% 1.87%
Supplemental Data:
Net Assets at end of period (000's) $1,184 $1,147 $1,061 $1,264 $1,259 $1,308
Portfolio Turnover(c)(g) 2% 25% 9% 22% 13% 5%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
Victory Fund for Income
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $6.91 $7.32 $7.92 $8.40 $8.56 $8.56
Investment Activities:
Net investment income (loss)(b) 0.05 0.09 0.03 0.02 0.06 0.18
Net realized and unrealized gains (losses) 0.14 (0.13) (0.38) (0.11) 0.17 0.28
Total from Investment Activities 0.19 (0.04) (0.35) (0.09) 0.23 0.46
Distributions to Shareholders from:
Net investment income (0.21) (0.37) (0.25) (0.39) (0.39) (0.46)
Total Distributions (0.21) (0.37) (0.25) (0.39) (0.39) (0.46)
Net Asset Value, End of Period $6.89 $6.91 $7.32 $7.92 $8.40 $8.56
Total Return (excludes sales charge)(c)(d) 2.75% (0.45)% (4.48)% (1.14)% 2.75% 5.50%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.91% 0.91% 0.91% 0.91% 0.92%
Net Investment Income (Loss)(e) 1.45% 1.29% 0.53% 0.25% 0.75% 2.12%
Gross Expenses(e)(f) 0.99% 0.96% 0.95% 0.92% 0.92% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $77,828 $85,445 $99,353 $128,802 $151,236 $136,570
Portfolio Turnover(c)(g) 1% 10% 20% 27% 55% 29%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

53
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $6.83 $7.23 $7.84 $8.31 $8.48 $8.48
Investment Activities:
Net investment income (loss)(b) 0.02 0.03 (0.01) (0.05) —(c) 0.13
Net realized and unrealized gains (losses) 0.13 (0.11) (0.39) (0.10) 0.16 0.26
Total from Investment Activities 0.15 (0.08) (0.40) (0.15) 0.16 0.39
Distributions to Shareholders from:
Net investment income (0.18) (0.32) (0.21) (0.32) (0.33) (0.39)
Total Distributions (0.18) (0.32) (0.21) (0.32) (0.33) (0.39)
Net Asset Value, End of Period $6.80 $6.83 $7.23 $7.84 $8.31 $8.48
Total Return (excludes contingent deferred sales
charge)(d)(e) 2.22% (1.11)% (5.15)% (1.81)% 1.85% 4.72%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.71% 1.71% 1.71% 1.71% 1.71% 1.72%
Net Investment Income (Loss)(f) 0.65% 0.48% (0.27)% (0.62)% (0.01)% 1.53%
Gross Expenses(f)(g) 2.13% 1.94% 1.84% 1.79% 1.74% 1.73%
Supplemental Data:
Net Assets at end of period (000's) $3,519 $3,967 $6,978 $10,066 $20,801 $22,541
Portfolio Turnover(d)(h) 1% 10% 20% 27% 55% 29%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
Victory Fund for Income
Class I
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $6.91 $7.31 $7.92 $8.39 $8.55 $8.55
Investment Activities:
Net investment income (loss)(b) 0.06 0.11 0.04 0.04 0.08 0.16
Net realized and unrealized gains (losses) 0.14 (0.12) (0.39) (0.10) 0.17 0.32
Total from Investment Activities 0.20 (0.01) (0.35) (0.06) 0.25 0.48
Distributions to Shareholders from:
Net investment income (0.22) (0.39) (0.26) (0.41) (0.41) (0.48)
Total Distributions (0.22) (0.39) (0.26) (0.41) (0.41) (0.48)
Net Asset Value, End of Period $6.89 $6.91 $7.31 $7.92 $8.39 $8.55
Total Return(c)(d) 2.74% (0.05)% (4.45)% (0.77)% 3.01% 5.79%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.64% 0.64% 0.64% 0.64% 0.64% 0.64%
Net Investment Income (Loss)(e) 1.72% 1.55% 0.80% 0.48% 0.95% 1.84%
Gross Expenses(e)(f) 0.74% 0.70% 0.68% 0.67% 0.66% 0.65%
Supplemental Data:
Net Assets at end of period (000's) $181,182 $205,132 $284,230 $385,332 $590,749 $447,735
Portfolio Turnover(c)(g) 1% 10% 20% 27% 55% 29%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

55
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class R
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $6.92 $7.33 $7.93 $8.40 $8.56 $8.57
Investment Activities:
Net investment income (loss)(b) 0.05 0.09 0.03 0.02 0.06 0.18
Net realized and unrealized gains (losses) 0.14 (0.13) (0.38) (0.10) 0.17 0.27
Total from Investment Activities 0.19 (0.04) (0.35) (0.08) 0.23 0.45
Distributions to Shareholders from:
Net investment income (0.21) (0.37) (0.25) (0.39) (0.39) (0.46)
Total Distributions (0.21) (0.37) (0.25) (0.39) (0.39) (0.46)
Net Asset Value, End of Period $6.90 $6.92 $7.33 $7.93 $8.40 $8.56
Total Return(c)(d) 2.75% (0.45)% (4.48)% (1.03)% 2.74% 5.37%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.91% 0.91% 0.91% 0.91% 0.92%
Net Investment Income (Loss)(e) 1.45% 1.28% 0.54% 0.23% 0.76% 2.04%
Gross Expenses(e)(f) 1.05% 1.00% 0.98% 0.93% 0.92% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $12,897 $13,784 $17,973 $23,613 $43,684 $38,596
Portfolio Turnover(c)(g) 1% 10% 20% 27% 55% 29%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
Victory Fund for Income
Class R6
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $6.89 $7.30 $7.91 $8.38 $8.54 $8.55
Investment Activities:
Net investment income (loss)(b) 0.06 0.11 0.04 0.04 0.08 0.17
Net realized and unrealized gains (losses) 0.14 (0.13) (0.39) (0.10) 0.18 0.30
Total from Investment Activities 0.20 (0.02) (0.35) (0.06) 0.26 0.47
Distributions to Shareholders from:
Net investment income (0.22) (0.39) (0.26) (0.41) (0.42) (0.48)
Total Distributions (0.22) (0.39) (0.26) (0.41) (0.42) (0.48)
Net Asset Value, End of Period $6.87 $6.89 $7.30 $7.91 $8.38 $8.54
Total Return(c)(d) 2.90% (0.18)% (4.44)% (0.77)% 3.06% 5.68%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.63% 0.63% 0.63% 0.63% 0.63% 0.63%
Net Investment Income (Loss)(e) 1.73% 1.56% 0.83% 0.46% 0.88% 2.00%
Gross Expenses(e)(f) 0.67% 0.65% 0.63% 0.64% 0.64% 0.66%
Supplemental Data:
Net Assets at end of period (000's) $25,346 $23,861 $27,174 $29,691 $49,009 $15,864
Portfolio Turnover(c)(g) 1% 10% 20% 27% 55% 29%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

57
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $6.90 $7.31 $7.92 $8.40 $8.56 $8.56
Investment Activities:
Net investment income (loss)(b) 0.06 0.10 0.04 0.03 0.06 0.13
Net realized and unrealized gains (losses) 0.13 (0.12) (0.39) (0.11) 0.19 0.35
Total from Investment Activities 0.19 (0.02) (0.35) (0.08) 0.25 0.48
Distributions to Shareholders from:
Net investment income (0.21) (0.39) (0.26) (0.40) (0.41) (0.48)
Total Distributions (0.21) (0.39) (0.26) (0.40) (0.41) (0.48)
Net Asset Value, End of Period $6.88 $6.90 $7.31 $7.92 $8.40 $8.56
Total Return(c)(d) 2.85% (0.26)% (4.46)% (0.94)% 2.95% 5.72%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.71% 0.71% 0.71% 0.71% 0.71% 0.71%
Net Investment Income (Loss)(e) 1.65% 1.46% 0.72% 0.40% 0.67% 1.48%
Gross Expenses(e)(f) 0.72% 0.74% 0.72% 0.71% 0.74% 0.79%
Supplemental Data:
Net Assets at end of period (000's) $38,898 $45,084 $82,168 $120,588 $186,421 $54,950
Portfolio Turnover(c)(g) 1% 10% 20% 27% 55% 29%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
58
See notes to financial statements.
Victory Fund for Income
Member Class
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $6.93 $7.34 $7.95 $8.41
Investment Activities:
Net investment income (loss)(c) 0.06 0.10 0.04 0.04
Net realized and unrealized gains (losses) 0.13 (0.12) (0.39) (0.13)
Total from Investment Activities 0.19 (0.02) (0.35) (0.09)
Distributions to Shareholders from:
Net investment income (0.21) (0.39) (0.26) (0.37)
Total Distributions (0.21) (0.39) (0.26) (0.37)
Net Asset Value, End of Period $6.91 $6.93 $7.34 $7.95
Total Return(d)(e) 2.82% (0.29)% (4.49)% (1.08)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(f) 1.60% 1.45% 0.73% 0.52%
Gross Expenses(f)(g) 2.17% 1.59% 2.85% 4.45%
Supplemental Data:
Net Assets at end of period (000's) $1,291 $1,369 $1,238 $877
Portfolio Turnover(d)(h) 1% 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

59
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Investment Grade Convertible Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $16.35 $16.30 $19.97 $17.31 $17.51 $16.22
Investment Activities:
Net investment income (loss)(b) 0.11 0.28 0.18 0.22 0.27 0.21
Net realized and unrealized gains (losses) 0.53 0.27 (2.07) 3.27 0.47 1.84
Total from Investment Activities 0.64 0.55 (1.89) 3.49 0.74 2.05
Distributions to Shareholders from:
Net investment income (0.22) (0.36) (1.45) (0.83) (0.35) (0.28)
Net realized gains — (0.14) (0.33) — (0.59) (0.48)
Total Distributions (0.22) (0.50) (1.78) (0.83) (0.94) (0.76)
Net Asset Value, End of Period $16.77 $16.35 $16.30 $19.97 $17.31 $17.51
Total Return (excludes sales charge)(c)(d) 3.95% 3.50% (10.32)% 20.62% 4.43% 13.35%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.24% 1.20% 1.22% 1.39% 1.38% 1.49%
Net Investment Income (Loss)(e) 1.37% 1.75% 1.48% 1.12% 1.63% 1.31%
Gross Expenses(e)(f) 1.24% 1.20% 1.22% 1.41% 1.38% 1.49%
Supplemental Data:
Net Assets at end of period (000's) $19,987 $17,827 $18,981 $21,644 $16,571 $16,349
Portfolio Turnover(c)(g) 15% 22% 17% 28% 34% 35%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory Investment Grade Convertible Fund
Class I
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $16.35 $16.29 $19.98 $17.32 $17.50 $16.21
Investment Activities:
Net investment income (loss)(b) 0.13 0.33 0.22 0.31 0.33 0.31
Net realized and unrealized gains (losses) 0.54 0.27 (2.08) 3.27 0.49 1.83
Total from Investment Activities 0.67 0.60 (1.86) 3.58 0.82 2.14
Distributions to Shareholders from:
Net investment income (0.24) (0.40) (1.50) (0.92) (0.41) (0.37)
Net realized gains — (0.14) (0.33) — (0.59) (0.48)
Total Distributions (0.24) (0.54) (1.83) (0.92) (1.00) (0.85)
Net Asset Value, End of Period $16.78 $16.35 $16.29 $19.98 $17.32 $17.50
Total Return(c)(d) 4.12% 3.78% (10.20)% 21.19% 4.91% 13.99%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.92% 0.91% 0.93% 0.96% 0.96%
Net Investment Income (Loss)(e) 1.61% 2.01% 1.82% 1.59% 1.98% 1.87%
Gross Expenses(e)(f) 0.95% 0.92% 0.91% 0.93% 0.96% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $253,022 $295,985 $425,954 $403,122 $276,923 $263,981
Portfolio Turnover(c)(g) 15% 22% 17% 28% 34% 35%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

61
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Investment Grade Convertible Fund
Member Class
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $17.03 $16.95 $20.71 $17.36
Investment Activities:
Net investment income (loss)(c) 0.13 0.32 0.21 0.26
Net realized and unrealized gains (losses) 0.55 0.28 (2.16) 3.31
Total from Investment Activities 0.68 0.60 (1.95) 3.57
Distributions to Shareholders from:
Net investment income (0.22) (0.38) (1.48) (0.22)
Net realized gains — (0.14) (0.33) —
Total Distributions (0.22) (0.52) (1.81) (0.22)
Net Asset Value, End of Period $17.49 $17.03 $16.95 $20.71
Total Return(d)(e) 4.05% 3.62% (10.28)% 20.63%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(f) 1.49% 1.89% 1.67% 1.30%
Gross Expenses(f)(g) 2.05% 1.76% 3.79% 9.99%
Supplemental Data:
Net Assets at end of period (000's) $1,872 $1,720 $1,058 $512
Portfolio Turnover(d)(h) 15% 22% 17% 28%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2023
Victory Portfolios
62
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following six Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
On February 2, 2021, the Board of Trustees (the “Board”) of the Trust approved an Agreement and Plan of Reorganization (“Reorganization”),
dated February 26, 2021, which provided for the newly formed Victory THB US Small Opportunities Fund (“Acquiring Fund”) and its tax-free exchange of shares of the THB Asset Management Microcap Fund’s (“Predecessor Fund”) shares, valued at the Predecessor Fund’s net assets for the exact same shares and value of the Acquiring Fund’s shares. Investor Class and Institutional Class shares of the Predecessor Fund were exchanged for Class A and Class I shares, respectively, of the Acquiring Fund. The Acquiring Fund commenced operations on May 3, 2021, upon the completion of the Reorganization which occurred as of the close of business on April 30, 2021.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Strategic Allocation Fund is a “fund of funds” in that it invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”)
managed by the Fund’s Adviser, Victory Capital Management Inc., an affiliate of the Fund.
Strategic Allocation Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the
Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
On May 19, 2022, the Board approved the fiscal year-end change for the Funds from October 31 to June 30. The accompanying financial statements reflect this change in fiscal year-end.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Diversified Stock Fund Diversified Stock Fund A, C, I, R, R6, and Y
Victory Special Value Fund Special Value Fund A, C, I, R, and Y
Victory THB US Small Opportunities Fund THB US Small Opportunities Fund A and I
Victory Strategic Allocation Fund Strategic Allocation Fund A, C, I, and R
Victory Fund for Income Fund for Income A, C, I, R, R6, Y, and Member Class
Victory Investment Grade Convertible Fund Investment Grade Convertible Fund A, I, and Member Class

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
63
(Unaudited)
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, and American Depositary Receipts, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated Funds of the Strategic Allocation Fund and other open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day and are typically categorized in Level 1 of the fair value hierarchy.
The underlying affiliated Funds of the Strategic Allocation Fund have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board.
The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Diversified Stock Fund
Common Stocks ............................................... $ 276,062 $ — $ — $ 276,062
Exchange-Traded Funds ......................................... 6,497 — — 6,497
Total ....................................................... $ 282,559 $ — $ — $ 282,559
Special Value Fund
Common Stocks ............................................... 40,069 — — 40,069
Exchange-Traded Funds ......................................... 479 — — 479
Total ....................................................... $ 40,548 $ — $ — $ 40,548
THB US Small Opportunities Fund
Common Stocks ............................................... 16,310 — — 16,310
Collateral for Securities Loaned ................................... 169 — — 169
Total ....................................................... $ 16,479 $ — $ — $ 16,479
Strategic Allocation Fund
Affiliated Exchange-Traded Funds .................................. 1,668 — — 1,668
Affiliated Mutual Funds ......................................... 24,099 — — 24,099
Total ....................................................... $ 25,767 $ — $ — $ 25,767
Fund for Income
Collateralized Mortgage Obligations ................................ — 11,367 — 11,367
U.S. Government Agency Mortgages ................................ — 274,559 — 274,559

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
64
(Unaudited)
As of December 31, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-
term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments.
The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio
Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business
Level 1 Level 2 Level 3 Total
Fund for Income, continued
U.S. Treasury Obligations ........................................ $ — $ 53,545 $ — $ 53,545
Investment Companies .......................................... 100 — — 100
Total ....................................................... $ 100 $ 339,471 $ — $ 339,571
Investment Grade Convertible Fund
Common Stocks ............................................... 2,378 — — 2,378
Convertible Corporate Bonds ..................................... — 210,404 — 210,404
Convertible Preferred Stocks ...................................... 54,211 — — 54,211
Collateral for Securities Loaned ................................... 13,028 — — 13,028
Total ....................................................... $ 69,617 $ 210,404 $ — $ 280,021

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
65
(Unaudited)
day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities.
Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Funds’ securities lending transactions as of December 31, 2023.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Redemption Fees:
The Funds do not receive a redemption fee. Prior to acquisition, the Predecessor Fund retained redemption fees of 2.00% on redemptions of fund shares held for less than 30 days.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31,
2023, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
THB US Small Opportunities Fund .................................... $ 166 $ — $ 169
Investment Grade Convertible Fund .................................... 12,653 — 13,028
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Diversified Stock Fund ............................................ $ 117,842 $ 127,157 $ — $ —
Special Value Fund ............................................... 16,457 19,294 — —
THB US Small Opportunities Fund ................................... 2,119 4,878 — —
Strategic Allocation Fund .......................................... 429 599 — —
Fund for Income ................................................ — — 1,998 36,852
Investment Grade Convertible Fund ................................... 44,770 88,052 — —

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
66
(Unaudited)
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Compliance fees.
Investment Grade Convertible Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Adviser Fee Tier Rates
Up to $800 million
$800 million - $2.4
billion Over $2.4 billion
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.60% 0.55%
Up to $400 million
$400 million - $800
million Over $800 million
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.65% 0.60%
Flat Rate
THB US Small Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.15%
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Up to $400 million
$400 million - $800
million Over $800 million
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.45% 0.40%
Fund Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.65% 0.60%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
67
(Unaudited)
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended
December 31, 2023, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended December 31,
2023, the Distributor received the following (amounts in thousands) from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse the expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2023, the expense limits (excluding voluntary waivers) are as follows:
Class A Class C Class R
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
THB US Small Opportunities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Fund for Income 0.25% 1.00% 0.25%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Amount
Diversified Stock Fund ................................................................................. $ 1
Special Value Fund .................................................................................... —(a)
Strategic Allocation Fund ............................................................................... —(a)
Fund for Income ..................................................................................... —(a)
Investment Grade Convertible Fund ........................................................................ —(a)
(a) Rounds to less than $1 thousand.
In effect until October 31, 2024
Class A Class C Class I Class R Class R6 Class Y Member Class
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.02% 0.83% N/A 0.78% 0.86% N/A
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.20% 1.15% N/A N/A 1.10% N/A
THB US Small Opportunities Fund . . . . . . . . . . . . . . . . . . . 1.70% N/A 1.25% N/A N/A N/A N/A
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . 0.40% 1.15% 0.15% 0.65% N/A N/A N/A

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
68
(Unaudited)
Under the terms of the expense limitation agreement, the Funds (except Strategic Allocation Fund) have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
As of December 31, 2023, the Funds had no amounts available to be repaid to the Adviser.
As of December 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended December 31,
2023, the Adviser voluntarily waived the following amounts (in thousands):
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Convertible Securities Risk — Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.
Equity Risk — The Funds may invest in underlying affiliated funds that invest in equity securities.  The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United
States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Investment Company Risk —  The Funds' ability to achieve its investment objective may be directly related to the ability of the Underlying
Funds (including ETFs) held by the Funds to meet their investment objectives. In addition, shareholders of the Funds will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
In effect until October 31, 2024
Class A Class C Class I Class R Class R6 Class Y Member Class
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.91% 1.71% 0.64% 0.91% 0.63% 0.71% 0.75%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . 1.39% N/A N/A N/A N/A N/A 1.10%
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
Diversified Stock Fund ..................................... $ 22 $ 21 $ 40 $ 26 $ 109
Special Value Fund ........................................ 19 14 30 19 82
THB US Small Opportunities Fund ............................ 13 109 125 54 301
Fund for Income ......................................... 180 155 251 164 750
Investment Grade Convertible Fund ............................ 21 15 10 9 55
Amount
Special Value Fund .................................................................................... $ 21

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
69
(Unaudited)
Large-Capitalization Stock Risk — Large-sized companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large-sized companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions.
For these and other reasons, investments in large-capitalization companies may underperform other stock funds such as funds that focus on the stocks of small- and medium-sized companies.
Micro-Capitalization Stock Risk — The earnings and prospects of micro-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Micro-sized companies normally have a lower trading volume than larger companies, which may tend to make their market prices fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience. Short-term trading based on social media generally increases volatility of micro-cap or thinly traded securities without regard to fundamental value or financial results of the issuer of those securities. The Funds’ net asset value may be subject to volatility or losses to the extent that investors engage in frequent on-line trading of stocks to the detriment of the Funds’ portfolio holdings.
Debt Securities and Interest Rate Risk — The Fund for Income and the Investment Grade Convertible Bond Fund are subject to debt securities and interest rate risk. The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Prepayment Risk — During periods of falling interest rates, mortgage and asset-backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Funds having to reinvest the proceeds in other investments at a lower interest rate. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. Interest rate levels and other factors may affect the frequency of mortgage prepayments, which in turn can affect the average life of a pool of mortgage-related securities. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended December 31, 2023.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
70
(Unaudited)
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2023, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended December 31, 2023, were as follows (amounts in thousands):
Declared Paid
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
THB US Small Opportunities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Short-Term
Amount
Long-Term
Amount Total
Fund for Income ...................................................... $ (133,680) $ (263,333) $ (397,013)
Investment Grade Convertible Fund ......................................... (4,852) (13,536) (18,388)
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
12/31/2023
Dividend
Income
Strategic Allocation Fund
Victory Global Energy Transition
Fund, Class Y .............. $ 1,552 $ 32 $ (187) $ 38 $ — $ (214) $ 1,221 $ 32
Victory Integrity Discovery Fund,
Class Y .................. 810 12 — — 8 100 922 4
Victory Investment Grade
Convertible Fund, Class I ..... 1,421 20 — — — 38 1,479 20
Victory RS Global Fund, Class Y .. 7,224 81 (336) 119 — 396 7,484 81
Victory RS Partners Fund, Class Y . 866 48 — — 22 27 941 27
Victory Sophus Emerging Markets
Fund, Class R6 ............. 2,394 65 — — — 2 2,461 64
Victory Total Return Bond Fund,
Class R6 ................. 7,766 142 — — — 89 7,997 141
Victory Trivalent International
Small-Cap Fund, Class I ...... 1,520 29 — — — 45 1,594 30
VictoryShares US Multi-Factor
Minimum Volatility ETF ...... 1,689 — (76) 28 — 27 1,668 16
$ 25,242 $ 429 $ (599) $ 185 $ 30 $ 510
$ 25,767
$ 415

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
71
(Unaudited)
10. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
11. Subsequent Event:
On December 5, 2023, the Board approved a Plan of Liquidation for the Special Value Fund’s Class Y (the “Share Class”). It is anticipated that the Share Class will liquidate on or about March 29, 2024. On this date, the Share Class will redeem all its outstanding shares at the NAV of such shares.
On December 5, 2023, the Board approved the adoption of a conversion feature for Class R of the Strategic Allocation Fund. Under the relevant conversion feature, effective after the close of business on March 28, 2024, all of the issued and outstanding shares of Class R will be converted into shares of Class A of the Fund. The share class conversion will be effectuated on the basis of the relative NAV of the share class without the imposition of a sales charge. Based on the financial information for the Fund’s fiscal year ended June 30, 2023, Class A has lower gross and net total expense ratios than Class R.

Supplemental Information
December 31, 2023
Victory Portfolios
72
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863 (800-235-8396 for Member
Class). Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by
August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases;  and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Diversified Stock Fund
Class A ............................... $ 1,000.00 $ 1,062.00 $ 1,019.76 $ 5.55 $ 5.43 1.07%
Class C ............................... 1,000.00 1,056.70 1,014.98 10.44 10.23 2.02%
Class I ................................ 1,000.00 1,063.20 1,020.96 4.30 4.22 0.83%
Class R ............................... 1,000.00 1,059.80 1,018.25 7.09 6.95 1.37%
Class R6 .............................. 1,000.00 1,063.10 1,021.22 4.05 3.96 0.78%
Class Y ............................... 1,000.00 1,062.40 1,020.81 4.46 4.37 0.86%
Special Value Fund
Class A ............................... 1,000.00 1,060.40 1,018.60 6.73 6.60 1.30%
Class C ............................... 1,000.00 1,056.10 1,014.58 10.85 10.63 2.10%
Class I ................................ 1,000.00 1,061.90 1,019.86 5.44 5.33 1.05%
Class R ............................... 1,000.00 1,058.60 1,017.09 8.28 8.11 1.60%
Class Y ............................... 1,000.00 1,062.00 1,020.11 5.18 5.08 1.00%
THB US Small Opportunities Fund
Class A ............................... 1,000.00 1,032.50 1,016.59 8.69 8.62 1.70%
Class I ................................ 1,000.00 1,034.10 1,018.85 6.39 6.34 1.25%

Supplemental Information — continued
December 31, 2023
Victory Portfolios
73
(Unaudited)
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Strategic Allocation Fund
Class A ............................... 1,000.00 1,044.30 1,023.13 2.06 2.03 0.40%
Class C ............................... 1,000.00 1,039.70 1,019.36 5.90 5.84 1.15%
Class I ................................ 1,000.00 1,045.40 1,024.38 0.77 0.76 0.15%
Class R ............................... 1,000.00 1,042.60 1,021.87 3.34 3.30 0.65%
Fund for Income
Class A ............................... 1,000.00 1,027.50 1,020.56 4.64 4.62 0.91%
Class C ............................... 1,000.00 1,022.20 1,016.54 8.69 8.67 1.71%
Class I ................................ 1,000.00 1,027.40 1,021.92 3.26 3.25 0.64%
Class R ............................... 1,000.00 1,027.50 1,020.56 4.64 4.62 0.91%
Class R6 .............................. 1,000.00 1,029.00 1,021.97 3.21 3.20 0.63%
Class Y ............................... 1,000.00 1,028.50 1,021.57 3.62 3.61 0.71%
Member Class .......................... 1,000.00 1,028.20 1,021.37 3.82 3.81 0.75%
Investment Grade Convertible Fund
Class A ............................... 1,000.00 1,039.50 1,018.90 6.36 6.29 1.24%
Class I ................................ 1,000.00 1,041.20 1,020.36 4.87 4.82 0.95%
Member Class .......................... 1,000.00 1,040.50 1,019.61 5.64 5.58 1.10%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios
74
(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2023.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether additions of or revisions to breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for ad-
ministration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.
For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board requested, and the Adviser provided, supplemental information about the level of fees and the nature of the services provided. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
75
(Unaudited)
The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board noted that, except for the Strategic Allocation Fund, each Fund’s advisory fee structure contained at least one breakpoint. The Board also noted that the Adviser contractually agreed to waive the advisory fee payable by the Strategic Allocation Fund through October 31, 2023, and that any advisory fees charged under the Agreement are based on services provided that will be in addition to, rather than duplicative of, the services provided under the advisory contract of any fund in which the Strategic Allocation Fund invests. The
Board also found that each Fund’s Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund’s prospectus.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the
Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Diversified Stock Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one- and three-year periods, underperformed the benchmark index for the five- and ten-year periods, outperformed the peer group median for the one-, three- and five-year periods, and underperformed the peer group median for the ten-year period. The Board noted that the Fund’s portfolio management team changed in May 2017.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Special Value Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one- and three-year periods, underperformed the benchmark index for the five- and ten-year periods, outperformed the peer median group for the one-, three-, and five-year periods, and matched the peer group median for the ten-year period. The Board noted that the Fund’s portfolio management team changed in May 2017.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
THB US Small Opportunities Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for one- and three-year periods, matched the peer group median for the five-year period, and underperformed the peer group median for the ten-year period.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Strategic Allocation Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and outperformed the peer group median for all of the periods reviewed. The Board noted that the Fund changed its investment strategy and its benchmark index in December 2015.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
76
(Unaudited)
Fund for Income:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-, five- and ten-year periods, and underperformed the peer group median for the three-year period.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Investment Grade Convertible Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five- and ten-year periods, underperformed the peer group median for the one-, five- and ten-year periods, and matched the peer group median for the three-year period. The Board discussed with the Adviser how market conditions affected the Fund during periods of underperformance given the Fund’s investment strategy and fee and expense profile.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Funds’ shareholders, particularly in light of the nature of the Funds and the services required to support the Funds; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Funds; and (iii) the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds;
The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Portfolios
77
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Portfolios
78
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
79
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-SAR (12/23)

December 31, 2023
Semi Annual Report
Victory Sycamore Established Value Fund
Victory Sycamore Small Company Opportunity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Investment Objectives and Portfolio Holdings 3
Schedules of Portfolio Investments
Victory Sycamore Established Value Fund
5
Victory Sycamore Small Company Opportunity Fund
8
Financial Statements
Statements of Assets and Liabilities
11
Statements of Operations
12
Statements of Changes in Net Assets
13
Financial Highlights
16
Notes to Financial Statements 27
Supplemental Information
Proxy Voting and Portfolio Holdings Information
34
Expense Examples
34
Advisory Contract Approval
35
Privacy Policy
37

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Portfolios
Victory Sycamore Established Value Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth by investing primarily in common stocks.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Crown Holdings, Inc.
1.8%
Quest Diagnostics, Inc.
1.8%
Textron, Inc.
1.8%
NNN REIT, Inc.
1.8%
Leidos Holdings, Inc.
1.7%
Alliant Energy Corp.
1.7%
Alexandria Real Estate Equities, Inc.
1.7%
Lamar Advertising Co., Class A
1.7%
Packaging Corp. of America
1.7%
Xcel Energy, Inc.
1.7%
Industrials
23.9%
Financials
15.4%
Consumer Discretionary
11.0%
Materials
10.7%
Information Technology
9.8%
Health Care
8.2%
Real Estate
7.8%
Consumer Staples
3.9%
Energy
3.9%
Utilities
3.4%

4
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
SouthState Corp.
1.7%
UMB Financial Corp.
1.6%
Wintrust Financial Corp.
1.5%
Werner Enterprises, Inc.
1.5%
Hub Group, Inc., Class A
1.5%
Integer Holdings Corp.
1.4%
Hillenbrand, Inc.
1.4%
Magnolia Oil & Gas Corp., Class A
1.4%
Cohen & Steers, Inc.
1.3%
First American Financial Corp.
1.3%
Industrials
24.2%
Financials
19.5%
Information Technology
11.5%
Materials
10.7%
Consumer Discretionary
8.6%
Real Estate
6.4%
Energy
5.7%
Consumer Staples
3.9%
Health Care
3.5%
Utilities
3.2%

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Sycamore Established Value Fund
5
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.0%)
Consumer Discretionary (11.0%):
Aptiv PLC (a) .......................................................... 2,605,000 $ 233,721
BorgWarner, Inc. ....................................................... 6,715,000 240,733
Darden Restaurants, Inc. .................................................. 1,490,000 244,807
Dick's Sporting Goods, Inc. ................................................ 1,630,000 239,528
Hilton Worldwide Holdings, Inc. ............................................ 1,045,000 190,284
Ralph Lauren Corp. ..................................................... 1,810,000 261,002
Ross Stores, Inc. ....................................................... 2,115,000 292,695
Yum! Brands, Inc. ...................................................... 2,155,000 281,572
1,984,342
Consumer Staples (3.9%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 3,370,000 224,644
Sysco Corp. ........................................................... 2,080,000 152,110
Tyson Foods, Inc. , Class A ................................................ 1,725,000 92,719
U.S. Foods Holding Corp. (a) ............................................... 5,316,000 241,400
710,873
Energy (3.9%):
Coterra Energy, Inc. ..................................................... 10,785,000 275,234
Devon Energy Corp. ..................................................... 5,000,000 226,500
Hess Corp. ............................................................ 1,345,000 193,895
695,629
Financials (15.4%):
American Financial Group, Inc. ............................................. 2,510,000 298,414
Fidelity National Financial, Inc. ............................................ 2,270,000 115,815
Global Payments, Inc. .................................................... 2,265,000 287,655
Huntington Bancshares, Inc. ............................................... 10,545,000 134,132
Old Republic International Corp. ............................................ 9,725,000 285,915
Prosperity Bancshares, Inc. ................................................ 3,650,000 247,215
T. Rowe Price Group, Inc. ................................................. 1,970,000 212,149
The Bank of New York Mellon Corp. ......................................... 5,500,000 286,275
The Hartford Financial Services Group, Inc. .................................... 3,500,000 281,330
The Progressive Corp. ................................................... 750,000 119,460
W.R. Berkley Corp. ..................................................... 3,765,000 266,261
Willis Towers Watson PLC (b) .............................................. 1,015,000 244,818
2,779,439
Health Care (8.2%):
Agilent Technologies, Inc. ................................................. 1,530,000 212,716
Hologic, Inc. (a) ........................................................ 3,411,000 243,716
ICON PLC (a) ......................................................... 645,000 182,580
Quest Diagnostics, Inc. ................................................... 2,295,000 316,435
The Cooper Cos., Inc. .................................................... 680,000 257,339
Zimmer Biomet Holdings, Inc. ............................................. 2,160,000 262,872
1,475,658
Industrials (23.9%):
AGCO Corp. .......................................................... 1,905,000 231,286
Alaska Air Group, Inc. (a) ................................................. 5,250,000 205,118
Carrier Global Corp. ..................................................... 3,000,000 172,350
FTI Consulting, Inc. (a) ................................................... 1,395,000 277,814
Genpact Ltd. .......................................................... 6,240,000 216,590
Hubbell, Inc. .......................................................... 350,000 115,126
J.B. Hunt Transport Services, Inc. ........................................... 1,470,000 293,618
Knight-Swift Transportation Holdings, Inc. .................................... 2,655,000 153,061
Landstar System, Inc. .................................................... 925,000 179,126
Leidos Holdings, Inc. .................................................... 2,900,000 313,896
Lincoln Electric Holdings, Inc. ............................................. 610,000 132,651
ManpowerGroup, Inc. ................................................... 2,410,000 191,523
Maximus, Inc. ......................................................... 2,595,000 217,617
Owens Corning ........................................................ 780,000 115,619

Victory Portfolios
Victory Sycamore Established Value Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Parker-Hannifin Corp. ................................................... 280,000 $ 128,996
Republic Services, Inc. ................................................... 1,420,000 234,172
Textron, Inc. .......................................................... 3,925,000 315,648
The Middleby Corp. (a) ................................................... 1,930,000 284,038
The Toro Co. .......................................................... 2,075,000 199,179
TransUnion ........................................................... 1,990,000 136,733
Xylem, Inc. ........................................................... 1,690,000 193,268
4,307,429
Information Technology (9.8%):
Amphenol Corp. , Class A ................................................. 2,555,000 253,277
Flex Ltd. (a) ........................................................... 9,650,000 293,939
MKS Instruments, Inc. ................................................... 2,790,000 287,007
Motorola Solutions, Inc. .................................................. 555,000 173,765
Skyworks Solutions, Inc. ................................................. 2,640,000 296,789
Western Digital Corp. (a) .................................................. 5,750,000 301,128
Zebra Technologies Corp. (a) ............................................... 570,000 155,798
1,761,703
Materials (10.7%):
AptarGroup, Inc. ....................................................... 1,255,000 155,143
Avery Dennison Corp. ................................................... 1,315,000 265,840
Axalta Coating Systems Ltd. (a) ............................................. 3,900,000 132,483
Crown Holdings, Inc. .................................................... 3,575,000 329,222
Franco-Nevada Corp. .................................................... 1,927,000 213,531
Packaging Corp. of America ............................................... 1,875,000 305,456
RPM International, Inc. .................................................. 2,200,000 245,586
Westlake Corp. ........................................................ 2,075,000 290,417
1,937,678
Real Estate (7.8%):
Alexandria Real Estate Equities, Inc. ......................................... 2,450,000 310,587
Camden Property Trust ................................................... 2,460,000 244,253
Equity LifeStyle Properties, Inc. ............................................ 3,100,000 218,674
Lamar Advertising Co. , Class A ............................................. 2,900,000 308,212
NNN REIT, Inc. ........................................................ 7,320,000 315,492
1,397,218
Utilities (3.4%):
Alliant Energy Corp. .................................................... 6,070,000 311,391
Xcel Energy, Inc. ....................................................... 4,890,000 302,740
614,131
Total Common Stocks (Cost $14,316,279)
a
a
a
17,664,100
Exchange-Traded Funds (0.8%)
iShares Russell Mid-Cap Value ETF (b) ....................................... 1,165,000 135,478
Total Exchange-Traded Funds (Cost $71,804)
a
a
a
135,478
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (d) ........ 379,544 379
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (d) ............ 379,544 379
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (d) ............... 379,544 380
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (d) . 379,544 380
Total Collateral for Securities Loaned (Cost $1,518)
a
a
a
1,518
Total Investments (Cost $14,389,601) — 98.8% 17,801,096
Other assets in excess of liabilities — 1.2% 224,003
NET ASSETS - 100.00% $ 18,025,099
^ Purchased with cash collateral from securities on loan.

Victory Portfolios
Victory Sycamore Established Value Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on December 31, 2023.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
8
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.7%)
Communication Services (0.5%):
The E.W. Scripps Co. , Class A (a) (b) ......................................... 4,200,000 $ 33,558
Consumer Discretionary (8.6%):
Brunswick Corp. ....................................................... 565,000 54,664
Columbia Sportswear Co. ................................................. 1,050,000 83,517
Frontdoor, Inc. (a) ....................................................... 725,000 25,535
Kontoor Brands, Inc. .................................................... 535,000 33,395
LCI Industries ......................................................... 365,000 45,884
Mattel, Inc. (a) ......................................................... 4,455,000 84,110
Murphy USA, Inc. ...................................................... 119,000 42,431
Signet Jewelers Ltd. ..................................................... 692,000 74,224
Texas Roadhouse, Inc. ................................................... 700,000 85,561
Visteon Corp. (a) ........................................................ 605,000 75,564
604,885
Consumer Staples (3.9%):
Central Garden & Pet Co. , Class A (a) ........................................ 1,990,000 87,640
Ingredion, Inc. ......................................................... 585,000 63,490
Lancaster Colony Corp. .................................................. 275,000 45,757
Performance Food Group Co. (a) ............................................ 1,135,000 78,485
275,372
Energy (5.7%):
Civitas Resources, Inc. ................................................... 1,360,000 92,997
Delek U.S. Holdings, Inc. ................................................. 1,835,000 47,343
Helmerich & Payne, Inc. .................................................. 1,910,000 69,180
Magnolia Oil & Gas Corp. , Class A .......................................... 4,450,000 94,741
Matador Resources Co. ................................................... 1,635,000 92,966
397,227
Financials (19.5%):
AMERISAFE, Inc. (b) .................................................... 1,030,000 48,183
Bank of Hawaii Corp. (c) .................................................. 720,000 52,171
Cohen & Steers, Inc. .................................................... 1,230,000 93,148
EVERTEC, Inc. ........................................................ 760,000 31,114
First American Financial Corp. ............................................. 1,445,000 93,116
Independent Bank Corp. .................................................. 1,175,000 77,327
Lakeland Financial Corp. ................................................. 1,175,000 76,563
NCR Atleos Corp. (a) .................................................... 1,825,000 44,329
Renasant Corp. ........................................................ 2,400,000 80,832
Ryan Specialty Holdings, Inc. (a) ............................................ 1,375,000 59,153
Safety Insurance Group, Inc. (b) ............................................. 860,000 65,351
Selective Insurance Group, Inc. ............................................. 745,000 74,113
SouthState Corp. ....................................................... 1,400,000 118,230
Stewart Information Services Corp. .......................................... 540,000 31,725
The Hanover Insurance Group, Inc. .......................................... 740,000 89,851
UMB Financial Corp. .................................................... 1,350,000 112,792
United Bankshares, Inc. .................................................. 1,980,000 74,349
Walker & Dunlop, Inc. ................................................... 400,000 44,404
Wintrust Financial Corp. .................................................. 1,125,000 104,344
1,371,095
Health Care (3.5%):
Charles River Laboratories International, Inc. (a) ................................. 329,000 77,776
Chemed Corp. ......................................................... 120,000 70,170
Integer Holdings Corp. (a) ................................................. 1,015,000 100,566
248,512
Industrials (24.2%):
Air Transport Services Group, Inc. (a) ......................................... 1,567,462 27,603
Alamo Group, Inc. ...................................................... 240,000 50,446
Apogee Enterprises, Inc. .................................................. 836,000 44,651

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
Applied Industrial Technologies, Inc. ......................................... 140,000 $ 24,177
ASGN, Inc. (a) ......................................................... 655,000 62,991
Astec Industries, Inc. (b) .................................................. 1,415,000 52,638
CBIZ, Inc. (a) .......................................................... 395,000 24,723
Core & Main, Inc. , Class A (a) .............................................. 1,835,000 74,152
Crane Co. ............................................................ 455,000 53,754
Gibraltar Industries, Inc. (a) ................................................ 745,000 58,840
Hayward Holdings, Inc. (a) ................................................ 2,850,000 38,760
Hexcel Corp. .......................................................... 690,000 50,887
Hillenbrand, Inc. ....................................................... 2,095,000 100,246
Hub Group, Inc. , Class A (a) ............................................... 1,125,000 103,432
ICF International, Inc. ................................................... 360,000 48,272
John Bean Technologies Corp. .............................................. 640,000 63,648
Kennametal, Inc. ....................................................... 2,120,000 54,675
Marten Transport Ltd. .................................................... 3,060,000 64,199
Maximus, Inc. ......................................................... 1,035,000 86,795
McGrath RentCorp. ..................................................... 620,000 74,164
Mercury Systems, Inc. (a) ................................................. 1,330,000 48,638
Mueller Industries, Inc. ................................................... 1,155,000 54,458
MYR Group, Inc. (a) ..................................................... 185,000 26,757
NEXTracker, Inc. , Class A (a) .............................................. 1,155,000 54,112
UFP Industries, Inc. ..................................................... 605,000 75,958
UniFirst Corp. ......................................................... 322,000 58,897
Viad Corp. (a) (b) ........................................................ 1,265,000 45,793
Watts Water Technologies, Inc. , Class A ....................................... 345,000 71,877
Werner Enterprises, Inc. .................................................. 2,445,000 103,595
1,699,138
Information Technology (11.5%):
Advanced Energy Industries, Inc. ........................................... 723,000 78,749
Ciena Corp. (a) ......................................................... 1,550,000 69,765
Cohu, Inc. (a) .......................................................... 2,140,000 75,735
Crane NXT Co. ........................................................ 815,000 46,349
Fabrinet (a) ............................................................ 124,000 23,601
Kulicke & Soffa Industries, Inc. ............................................. 1,565,000 85,637
Littelfuse, Inc. ......................................................... 290,000 77,592
NCR Voyix Corp. (a) ..................................................... 2,430,000 41,091
Perficient, Inc. (a) ....................................................... 800,000 52,656
Rogers Corp. (a) ........................................................ 551,000 72,771
ScanSource, Inc. (a) (b) ................................................... 1,275,000 50,503
Tower Semiconductor Ltd. (a) .............................................. 2,310,000 70,501
Verint Systems, Inc. (a) ................................................... 2,210,000 59,736
804,686
Materials (10.7%):
AdvanSix, Inc. (b) ....................................................... 1,855,000 55,576
Commercial Metals Co. .................................................. 530,000 26,521
Eagle Materials, Inc. ..................................................... 270,000 54,767
H.B. Fuller Co. ........................................................ 1,125,000 91,586
Ingevity Corp. (a) ....................................................... 790,000 37,304
Innospec, Inc. ......................................................... 745,000 91,814
Kaiser Aluminum Corp. (b) ................................................ 910,000 64,783
Minerals Technologies, Inc. ................................................ 1,120,000 79,867
Silgan Holdings, Inc. .................................................... 1,560,000 70,590
Sonoco Products Co. .................................................... 1,535,000 85,760
Stepan Co. ............................................................ 370,000 34,984
Summit Materials, Inc. , Class A (a) .......................................... 1,578,000 60,690
754,242
Real Estate (6.4%):
Apple Hospitality REIT, Inc. ............................................... 3,815,000 63,367
Colliers International Group, Inc. ........................................... 520,000 65,790
COPT Defense Properties ................................................. 2,765,000 70,867
Cushman & Wakefield PLC (a) ............................................. 3,000,000 32,400

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares
Value
(000)
First Industrial Realty Trust, Inc. ............................................ 955,000 $ 50,300
Four Corners Property Trust, Inc. ............................................ 3,080,000 77,924
Rayonier, Inc. ......................................................... 2,680,000 89,539
450,187
Utilities (3.2%):
IDACORP, Inc. ........................................................ 865,000 85,047
MGE Energy, Inc. ...................................................... 620,000 44,832
Northwestern Energy Group, Inc. ........................................... 1,135,000 57,760
ONE Gas, Inc. ......................................................... 635,000 40,462
228,101
Total Common Stocks (Cost $5,747,681)
a
a
a
6,867,003
Exchange-Traded Funds (1.0%)
iShares Russell 2000 Value ETF ............................................ 475,000 73,782
Total Exchange-Traded Funds (Cost $59,595)
a
a
a
73,782
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (d) ........ 1,710,302 1,711
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (d) ............ 1,710,302 1,710
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (d) ............... 1,710,302 1,710
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (d) . 1,710,302 1,710
Total Collateral for Securities Loaned (Cost $6,841)
a
a
a
6,841
Total Investments (Cost $5,814,117) — 98.8% 6,947,626
Other assets in excess of liabilities — 1.2% 83,589
NET ASSETS - 100.00% $ 7,031,215
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Affiliated security. (See Note 8 in the Notes to Financial Statements)
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on December 31, 2023.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statements of Assets and Liabilities
December 31, 2023
11
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Assets:
Affiliated investments, at value (Cost $— and $459,098) $ — $ 416,385
Unaffiliated investments, at value (Cost $14,389,601 and $5,355,019) 17,801,096 (a) 6,531,241 (b)
Cash 245,485 78,899
Receivables:
Interest and dividends 24,808 7,093
Capital shares issued 24,420 26,110
Investments sold 100,904 36,840
Prepaid expenses 183 77
Total Assets 18,196,896 7,096,645
Liabilities:
Payables:
Collateral received on loaned securities 1,518 6,841
Investments purchased 85,827 23,188
Capital shares redeemed 74,978 30,028
Accrued expenses and other payables:
Investment advisory fees 6,818 4,415
Administration fees 807 310
Custodian fees 133 53
Transfer agent fees 302 22
Sub-Transfer agent fees 912 402
Compliance fees 14 5
12b-1 fees 115 25
Other accrued expenses 373 141
Total Liabilities 171,797 65,430
Commitments and contingencies (Note 4 )
Net Assets:
Capital 14,461,781 5,833,196
Total accumulated earnings/(loss) 3,563,318 1,198,019
Net Assets $ 18,025,099 $ 7,031,215
Net Assets
Class A $ 1,551,053 $ 304,781
Class C 43,057 —
Class I 4,881,897 3,338,505
Class R 808,895 208,901
Class R6 9,895,061 3,098,744
Class Y 845,136 80,284
Total $ 18,025,099 $ 7,031,215
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 33,458 6,391
Class C 959 —
Class I 105,216 68,970
Class R 17,791 4,833
Class R6 213,149 64,149
Class Y 18,218 1,674
Total 388,791 146,017
Net asset value, offering and redemption price per share:(c)
Class A $ 46 .36 $ 47 .69
Class C(d) 44 .89 —
Class I 46 .40 48 .41
Class R 45 .47 43 .22
Class R6 46 .42 48 .31
Class Y 46 .39 47 .96
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 49 .19 $ 50 .60
(a) Includes $1,478 thousand of securities on loan.
(b) Includes $6,566 thousand of securities on loan.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Six Months Ended December 31, 2023
12
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Investment Income:
Dividends from affiliated investments $ — $ 8,134
Dividends from unaffiliated investments 171,079 53,750
Interest from unaffiliated investments 4,830 2,234
Interfund lending 39 —
Securities lending (net of fees) 4 90
Foreign tax withholding (197) (12)
Total Income 175,755 64,196
Expenses:
Investment advisory fees 39,653 25,719
Administration fees 4,864 1,881
Sub-Administration fees 9 9
12b-1 fees — Class A 1,939 384
12b-1 fees — Class C 228 —
12b-1 fees — Class R 1,970 534
Custodian fees 373 145
Transfer agent fees — Class A 33 6
Transfer agent fees — Class C 1 —
Transfer agent fees — Class I 200 49
Transfer agent fees — Class R 14 6
Transfer agent fees — Class R6 167 26
Transfer agent fees — Class Y 147 — (a)
Sub-Transfer agent fees — Class A 928 263
Sub-Transfer agent fees — Class C 25 —
Sub-Transfer agent fees — Class I 1,201 859
Sub-Transfer agent fees — Class R 278 105
Sub-Transfer agent fees — Class Y 368 41
Trustees' fees 613 240
Compliance fees 81 31
Legal and audit fees 361 141
State registration and filing fees 233 126
Other expenses 825 409
Total Expenses 54,511 30,974
Net Investment Income (Loss) 121,244 33,222
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — (15,178)
Net realized gains (losses) from unaffiliated investment securities 658,517 213,957
Net change in unrealized appreciation/depreciation on affiliated investment securities — 10,833
Net change in unrealized appreciation/depreciation on
unaffiliated
investment securities 253,408 249,569
Net realized/unrealized gains (losses) on investments 911,925 459,181
Change in net assets resulting from operations $ 1,033,169 $ 492,403
(a) Rounds to less than $1 thousand.

13
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sycamore Established
Value Fund
Victory Sycamore Small
Company Opportunity Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 121,244 $ 249,953 $ 33,222 $ 44,397
Net realized gains (losses) 658,517 677,429 198,779 356,847
Net change in unrealized appreciation/depreciation 253,408 1,138,761 260,402 325,037
Change in net assets resulting from operations 1,033,169 2,066,143 492,403 726,281
Distributions to Shareholders:
Class A (81,237) (121,474) (18,549) (18,364)
Class C (2,197) (3,761) — —
Class I (265,450) (385,591) (211,276) (187,305)
Class R (42,032) (58,628) (13,769) (12,849)
Class R6 (527,165) (655,318) (195,018) (139,713)
Class Y (45,390) (54,439) (5,029) (1,880)
Change in net assets resulting from distributions to shareholders (963,471) (1,279,211) (443,641) (360,111)
Change in net assets resulting from capital transactions 42,896 2,002,152 17,692 708,643
Change in net assets 112,594 2,789,084 66,454 1,074,813
Net Assets:
Beginning of period 17,912,505 15,123,421 6,964,761 5,889,948
End of period $ 18,025,099 $ 17,912,505 $ 7,031,215 $ 6,964,761

14
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established
Value Fund
Victory Sycamore Small
Company Opportunity Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 103,823 $ 330,665 $ 23,565 $ 58,934
Distributions reinvested 68,483 103,597 15,595 15,363
Cost of shares redeemed (256,490) (419,243) (61,540) (98,331)
Total Class A $ (84,184) $ 15,019 $ (22,380) $ (24,034)
Class C
Proceeds from shares issued $ 112 $ 939 $ — $ —
Distributions reinvested 2,175 3,719 — —
Cost of shares redeemed (8,330) (13,782) — —
Total Class C $ (6,043) $ (9,124) $ — $ —
Class I
Proceeds from shares issued $ 355,071 $ 1,117,378 $ 185,311 $ 614,532
Distributions reinvested 231,066 326,331 198,156 176,102
Cost of shares redeemed (949,286) (1,259,865) (434,428) (828,807)
Total Class I $ (363,149) $ 183,844 $ (50,961) $ (38,173)
Class R
Proceeds from shares issued $ 59,167 $ 160,411 $ 10,686 $ 52,627
Distributions reinvested 41,708 57,941 13,708 12,798
Cost of shares redeemed (112,602) (221,371) (54,781) (48,409)
Total Class R $ (11,727) $ (3,019) $ (30,387) $ 17,016
Class R6
Proceeds from shares issued $ 1,063,900 $ 2,483,614 $ 316,726 $ 1,033,733
Distributions reinvested 511,085 641,456 188,666 134,920
Cost of shares redeemed (1,077,586) (1,520,793) (380,020) (472,980)
Total Class R6 $ 497,399 $ 1,604,277 $ 125,372 $ 695,673
Class Y
Proceeds from shares issued $ 111,674 $ 277,605 $ 4,813 $ 68,434
Distributions reinvested 41,309 49,666 4,892 1,749
Cost of shares redeemed (142,383) (116,116) (13,657) (12,022)
Total Class Y $ 10,600 $ 211,155 $ (3,952) $ 58,161
Change in net assets resulting from capital transactions $ 42,896 $ 2,002,152 $ 17,692 $ 708,643

15
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established
Value Fund
Victory Sycamore Small
Company Opportunity Fund
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Share Transactions:
Class A
Issued 2,282 7,209 508 1,252
Reinvested 1,499 2,265 335 327
Redeemed (5,633) (9,209) (1,321) (2,104)
Total Class A (1,852) 265 (478) (525)
Class C
Issued 3 21 — —
Reinvested 49 84 — —
Redeemed (190) (313) — —
Total Class C (138) (208) — —
Class I
Issued 7,820 24,373 3,919 12,808
Reinvested 5,050 7,128 4,175 3,690
Redeemed (20,809) (27,604) (9,146) (17,478)
Total Class I (7,939) 3,897 (1,052) (980)
Class R
Issued 1,347 3,560 253 1,236
Reinvested 931 1,290 325 299
Redeemed (2,531) (4,884) (1,270) (1,124)
Total Class R (253) (34) (692) 411
Class R6
Issued 23,358 54,188 6,688 21,692
Reinvested 11,163 14,006 3,981 2,832
Redeemed (23,656) (33,265) (8,007) (9,919)
Total Class R6 10,865 34,929 2,662 14,605
Class Y
Issued 2,446 6,052 102 1,449
Reinvested 903 1,085 104 37
Redeemed (3,132) (2,552) (290) (258)
Total Class Y 217 4,585 (84) 1,228
Change in Shares 900 43,434 356 14,739

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Sycamore Established Value Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $46.18 $43.91 $51.62 $35.75 $40.09 $39.52
Investment Activities:
Net investment income (loss)(b) 0.25 0.55 0.49 0.62 0.48 0.40
Net realized and unrealized gains (losses) 2.43 5.21 (4.29) 17.44 (2.44) 3.61
Total from Investment Activities 2.68 5.76 (3.80) 18.06 (1.96) 4.01
Distributions to Shareholders from:
Net investment income (0.30) (0.55) (0.60) (0.52) (0.48) (0.39)
Net realized gains (2.20) (2.94) (3.31) (1.67) (1.90) (3.05)
Total Distributions (2.50) (3.49) (3.91) (2.19) (2.38) (3.44)
Net Asset Value, End of Period $46.36 $46.18 $43.91 $51.62 $35.75 $40.09
Total Return (excludes sales charge)(c)(d) 5.92% 13.27% (7.99)% 52.05% (5.22)% 11.96%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.90% 0.90% 0.90% 0.92% 0.92%
Net Investment Income (Loss)(e) 1.09% 1.21% 1.52% 1.32% 1.34% 1.06%
Gross Expenses(e)(f) 0.91% 0.90% 0.90% 0.90% 0.92% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $1,551,053 $1,630,578 $1,538,933 $1,788,115 $1,380,509 $1,802,034
Portfolio Turnover(c)(g) 16% 28% 24% 32% 44% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $44.80 $42.71 $50.28 $34.89 $39.16 $38.69
Investment Activities:
Net investment income (loss)(b) 0.07 0.20 0.24 0.26 0.20 0.11
Net realized and unrealized gains (losses) 2.35 5.05 (4.16) 17.00 (2.35) 3.53
Total from Investment Activities 2.42 5.25 (3.92) 17.26 (2.15) 3.64
Distributions to Shareholders from:
Net investment income (0.13) (0.22) (0.34) (0.20) (0.22) (0.12)
Net realized gains (2.20) (2.94) (3.31) (1.67) (1.90) (3.05)
Total Distributions (2.33) (3.16) (3.65) (1.87) (2.12) (3.17)
Net Asset Value, End of Period $44.89 $44.80 $42.71 $50.28 $34.89 $39.16
Total Return (excludes contingent deferred sales
charge)(c)(d) 5.52% 12.40% (8.44)% 50.91% (5.93)% 11.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.68% 1.66% 1.66% 1.66% 1.69% 1.68%
Net Investment Income (Loss)(e) 0.30% 0.44% 0.75% 0.56% 0.58% 0.30%
Gross Expenses(e)(f) 1.68% 1.66% 1.66% 1.66% 1.69% 1.68%
Supplemental Data:
Net Assets at end of period (000's) $43,057 $49,142 $55,720 $67,718 $54,271 $79,066
Portfolio Turnover(c)(g) 16% 28% 24% 32% 44% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Sycamore Established Value Fund
Class I
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $46.22 $43.94 $51.66 $35.77 $40.12 $39.55
Investment Activities:
Net investment income (loss)(b) 0.32 0.70 0.60 0.77 0.59 0.52
Net realized and unrealized gains (losses) 2.43 5.21 (4.30) 17.44 (2.45) 3.62
Total from Investment Activities 2.75 5.91 (3.70) 18.21 (1.86) 4.14
Distributions to Shareholders from:
Net investment income (0.37) (0.69) (0.71) (0.65) (0.59) (0.52)
Net realized gains (2.20) (2.94) (3.31) (1.67) (1.90) (3.05)
Total Distributions (2.57) (3.63) (4.02) (2.32) (2.49) (3.57)
Net Asset Value, End of Period $46.40 $46.22 $43.94 $51.66 $35.77 $40.12
Total Return(c)(d) 6.08% 13.64% (7.80)% 52.54% (4.92)% 12.31%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.59% 0.58% 0.58% 0.58% 0.60% 0.60%
Net Investment Income (Loss)(e) 1.41% 1.53% 1.84% 1.63% 1.64% 1.37%
Gross Expenses(e)(f) 0.59% 0.58% 0.58% 0.58% 0.60% 0.60%
Supplemental Data:
Net Assets at end of period (000's) $4,881,897 $5,229,565 $4,801,212 $5,315,482 $3,306,226 $3,501,630
Portfolio Turnover(c)(g) 16% 28% 24% 32% 44% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $45.34 $43.18 $50.81 $35.23 $39.54 $39.03
Investment Activities:
Net investment income (loss)(b) 0.20 0.45 0.42 0.52 0.40 0.31
Net realized and unrealized gains (losses) 2.39 5.11 (4.21) 17.16 (2.40) 3.57
Total from Investment Activities 2.59 5.56 (3.79) 17.68 (2.00) 3.88
Distributions to Shareholders from:
Net investment income (0.26) (0.46) (0.53) (0.43) (0.41) (0.32)
Net realized gains (2.20) (2.94) (3.31) (1.67) (1.90) (3.05)
Total Distributions (2.46) (3.40) (3.84) (2.10) (2.31) (3.37)
Net Asset Value, End of Period $45.47 $45.34 $43.18 $50.81 $35.23 $39.54
Total Return(c)(d) 5.82% 13.02% (8.11)% 51.74% (5.41)% 11.72%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.11% 1.10% 1.11% 1.11% 1.12% 1.13%
Net Investment Income (Loss)(e) 0.89% 1.01% 1.31% 1.11% 1.14% 0.84%
Gross Expenses(e)(f) 1.11% 1.10% 1.11% 1.11% 1.12% 1.13%
Supplemental Data:
Net Assets at end of period (000's) $808,895 $818,127 $780,556 $936,593 $633,244 $823,796
Portfolio Turnover(c)(g) 16% 28% 24% 32% 44% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R6
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $46.24 $43.96 $51.69 $35.78 $40.13 $39.55
Investment Activities:
Net investment income (loss)(b) 0.34 0.72 0.61 0.80 0.60 0.52
Net realized and unrealized gains (losses) 2.42 5.21 (4.31) 17.45 (2.45) 3.63
Total from Investment Activities 2.76 5.93 (3.70) 18.25 (1.85) 4.15
Distributions to Shareholders from:
Net investment income (0.38) (0.71) (0.72) (0.67) (0.60) (0.52)
Net realized gains (2.20) (2.94) (3.31) (1.67) (1.90) (3.05)
Total Distributions (2.58) (3.65) (4.03) (2.34) (2.50) (3.57)
Net Asset Value, End of Period $46.42 $46.24 $43.96 $51.69 $35.78 $40.13
Total Return(c)(d) 6.10% 13.68% (7.77)% 52.62% (4.89)% 12.35%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.54% 0.54% 0.54% 0.54% 0.57% 0.58%
Net Investment Income (Loss)(e) 1.47% 1.58% 1.88% 1.68% 1.68% 1.38%
Gross Expenses(e)(f) 0.54% 0.54% 0.54% 0.54% 0.57% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $9,895,061 $9,353,327 $7,357,481 $7,548,781 $4,499,129 $4,762,844
Portfolio Turnover(c)(g) 16% 28% 24% 32% 44% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $46.21 $43.94 $51.66 $35.76 $40.11 $39.54
Investment Activities:
Net investment income (loss)(b) 0.31 0.68 0.58 0.77 0.58 0.50
Net realized and unrealized gains (losses) 2.43 5.19 (4.30) 17.45 (2.45) 3.63
Total from Investment Activities 2.74 5.87 (3.72) 18.22 (1.87) 4.13
Distributions to Shareholders from:
Net investment income (0.36) (0.66) (0.69) (0.65) (0.58) (0.51)
Net realized gains (2.20) (2.94) (3.31) (1.67) (1.90) (3.05)
Total Distributions (2.56) (3.60) (4.00) (2.32) (2.48) (3.56)
Net Asset Value, End of Period $46.39 $46.21 $43.94 $51.66 $35.76 $40.11
Total Return(c)(d) 6.04% 13.54% (7.82)% 52.49% (4.92)% 12.28%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.66% 0.66% 0.61% 0.61% 0.63% 0.63%
Net Investment Income (Loss)(e) 1.35% 1.48% 1.77% 1.62% 1.63% 1.32%
Gross Expenses(e)(f) 0.66% 0.66% 0.61% 0.61% 0.63% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $845,136 $831,766 $589,519 $873,753 $600,200 $659,111
Portfolio Turnover(c)(g) 16% 28% 24% 32% 44% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $47.34 $44.57 $56.52 $37.91 $45.16 $45.91
Investment Activities:
Net investment income (loss)(b) 0.14 0.16 0.06 0.04 0.17 0.22
Net realized and unrealized gains (losses) 3.24 5.20 (5.54) 18.89 (5.14) 4.22
Total from Investment Activities 3.38 5.36 (5.48) 18.93 (4.97) 4.44
Distributions to Shareholders from:
Net investment income (0.18) (0.13) (0.05) (0.17) (0.20) (0.10)
Net realized gains (2.85) (2.46) (6.42) (0.15) (2.08) (5.09)
Total Distributions (3.03) (2.59) (6.47) (0.32) (2.28) (5.19)
Net Asset Value, End of Period $47.69 $47.34 $44.57 $56.52 $37.91 $45.16
Total Return (excludes sales charge)(c)(d) 7.32% 12.08% (10.95)% 50.11% (11.80)% 12.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.27% 1.25% 1.25% 1.24% 1.26% 1.25%
Net Investment Income (Loss)(e) 0.61% 0.33% 0.18% 0.07% 0.43% 0.51%
Gross Expenses(e)(f) 1.27% 1.25% 1.25% 1.24% 1.26% 1.25%
Supplemental Data:
Net Assets at end of period (000's) $304,781 $325,166 $329,556 $424,496 $336,083 $451,310
Portfolio Turnover(c)(g) 20% 32% 22% 41% 37% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class I
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $48.08 $45.22 $57.31 $38.40 $45.71 $46.43
Investment Activities:
Net investment income (loss)(b) 0.24 0.33 0.18 0.22 0.31 0.35
Net realized and unrealized gains (losses) 3.30 5.29 (5.63) 19.13 (5.20) 4.28
Total from Investment Activities 3.54 5.62 (5.45) 19.35 (4.89) 4.63
Distributions to Shareholders from:
Net investment income (0.36) (0.30) (0.23) (0.29) (0.34) (0.26)
Net realized gains (2.85) (2.46) (6.41) (0.15) (2.08) (5.09)
Total Distributions (3.21) (2.76) (6.64) (0.44) (2.42) (5.35)
Net Asset Value, End of Period $48.41 $48.08 $45.22 $57.31 $38.40 $45.71
Total Return(c)(d) 7.53% 12.50% (10.75)% 50.66% (11.51)% 12.49%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.90% 0.89% 0.89% 0.89% 0.93% 0.92%
Net Investment Income (Loss)(e) 0.99% 0.70% 0.53% 0.41% 0.78% 0.82%
Gross Expenses(e)(f) 0.90% 0.89% 0.89% 0.89% 0.93% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $3,338,505 $3,366,480 $3,211,022 $3,840,013 $2,666,852 $4,584,086
Portfolio Turnover(c)(g) 20% 32% 22% 41% 37% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $43.16 $40.87 $52.37 $35.16 $42.05 $43.13
Investment Activities:
Net investment income (loss)(b) 0.09 0.07 —(c) (0.05) 0.09 0.13
Net realized and unrealized gains (losses) 2.94 4.77 (5.08) 17.52 (4.76) 3.91
Total from Investment Activities 3.03 4.84 (5.08) 17.47 (4.67) 4.04
Distributions to Shareholders from:
Net investment income (0.12) (0.09) — (0.11) (0.14) (0.03)
Net realized gains (2.85) (2.46) (6.42) (0.15) (2.08) (5.09)
Total Distributions (2.97) (2.55) (6.42) (0.26) (2.22) (5.12)
Net Asset Value, End of Period $43.22 $43.16 $40.87 $52.37 $35.16 $42.05
Total Return(d)(e) 7.24% 11.89% (11.05)% 49.85% (11.94)% 11.89%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.45% 1.43% 1.42% 1.42% 1.44% 1.44%
Net Investment Income (Loss)(f) 0.41% 0.16% —% (0.11)% 0.25% 0.32%
Gross Expenses(f)(g) 1.45% 1.43% 1.42% 1.42% 1.44% 1.44%
Supplemental Data:
Net Assets at end of period (000's) $208,901 $238,440 $209,007 $256,938 $200,617 $279,090
Portfolio Turnover(d)(h) 20% 32% 22% 41% 37% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R6
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $47.99 $45.15 $57.22 $38.37 $45.66 $46.38
Investment Activities:
Net investment income (loss)(b) 0.25 0.36 0.19 0.24 0.19 0.36
Net realized and unrealized gains (losses) 3.30 5.25 (5.60) 19.10 (5.03) 4.28
Total from Investment Activities 3.55 5.61 (5.41) 19.34 (4.84) 4.64
Distributions to Shareholders from:
Net investment income (0.38) (0.31) (0.24) (0.34) (0.37) (0.27)
Net realized gains (2.85) (2.46) (6.42) (0.15) (2.08) (5.09)
Total Distributions (3.23) (2.77) (6.66) (0.49) (2.45) (5.36)
Net Asset Value, End of Period $48.31 $47.99 $45.15 $57.22 $38.37 $45.66
Total Return(c)(d) 7.57% 12.51% (10.72)% 50.71% (11.43)% 12.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.86% 0.85% 0.86% 0.87%
Net Investment Income (Loss)(e) 1.05% 0.75% 0.57% 0.44% 0.48% 0.84%
Gross Expenses(e)(f) 0.85% 0.85% 0.86% 0.85% 0.86% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $3,098,744 $2,950,933 $2,116,606 $2,518,726 $1,625,853 $277,218
Portfolio Turnover(c)(g) 20% 32% 22% 41% 37% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class Y
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Net Asset Value, Beginning of Period $47.65 $44.86 $56.88 $38.10 $45.39 $46.13
Investment Activities:
Net investment income (loss)(b) 0.21 0.31 0.17 0.16 0.24 0.30
Net realized and unrealized gains (losses) 3.27 5.22 (5.58) 19.00 (5.16) 4.24
Total from Investment Activities 3.48 5.53 (5.41) 19.16 (4.92) 4.54
Distributions to Shareholders from:
Net investment income (0.32) (0.28) (0.19) (0.23) (0.29) (0.19)
Net realized gains (2.85) (2.46) (6.42) (0.15) (2.08) (5.09)
Total Distributions (3.17) (2.74) (6.61) (0.38) (2.37) (5.28)
Net Asset Value, End of Period $47.96 $47.65 $44.86 $56.88 $38.10 $45.39
Total Return(c)(d) 7.48% 12.40% (10.78)% 50.55% (11.65)% 12.31%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.99% 0.98% 0.95% 0.95% 1.08% 1.07%
Net Investment Income (Loss)(e) 0.90% 0.66% 0.50% 0.31% 0.62% 0.69%
Gross Expenses(e)(f) 0.99% 0.98% 0.95% 0.95% 1.08% 1.07%
Supplemental Data:
Net Assets at end of period (000's) $80,284 $83,742 $23,757 $33,276 $16,054 $31,016
Portfolio Turnover(c)(g) 20% 32% 22% 41% 37% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2023
Victory Portfolios
27
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following two Funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* The Funds are generally closed to new investors. The Funds will continue to be available for investment (by direct purchase or exchange)
by the following: existing shareholders, investors that purchase shares through certain intermediaries, retirement plans that purchase shares through certain record keepers, and current and retired Fund trustees, officers, employees of Victory Capital Management Inc. (“VCM” or the “Adviser”) and affiliated providers, and their family members.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
On May 19, 2022, the Board of Trustees (the “Board”) approved the fiscal year-end change for the Funds from October 31 to June 30. The accompanying financial statements reflect this change in fiscal year-end.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
Funds (Legal Name)* Funds (Short Name) Investment Share Classes Offered
Victory Sycamore Established Value Fund Sycamore Established Value Fund A, C, I, R, R6, and Y
Victory Sycamore Small Company Opportunity Fund Sycamore Small Company Opportunity Fund A, I, R, R6, and Y

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
28
(Unaudited)
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of December 31, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities
Level 1 Level 2 Level 3 Total
Sycamore Established Value Fund
Common Stocks ............................................... $ 17,664,100 $ — $ — $ 17,664,100
Exchange-Traded Funds ......................................... 135,478 — — 135,478
Collateral for Securities Loaned ................................... 1,518 — — 1,518
Total ....................................................... $ 17,801,096 $ — $ — $ 17,801,096
Sycamore Small Company Opportunity Fund
Common Stocks ............................................... 6,867,003 — — 6,867,003
Exchange-Traded Funds ......................................... 73,782 — — 73,782
Collateral for Securities Loaned ................................... 6,841 — — 6,841
Total ....................................................... $ 6,947,626 $ — $ — $ 6,947,626

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
29
(Unaudited)
loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Funds’ securities lending transactions as of December 31, 2023.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31,
2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Sycamore Established Value Fund ..................................... $ 1,478 $ — $ 1,518
Sycamore Small Company Opportunity Fund ............................. 6,566 — 6,841
Excluding U.S. Government
Securities
Purchases Sales
Sycamore Established Value Fund .............................................................. $ 2,669,517 $ 3,300,638
Sycamore Small Company Opportunity Fund ...................................................... 1,316,096 1,631,559

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
30
(Unaudited)
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended
December 31, 2023, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
Adviser Fee Tier Rates
Up to $100 million
$100 million -$200
million Over $200 million
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.55% 0.45%
Up to $500 million Over $500 million
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 0.75%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C Class R
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
31
(Unaudited)
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended December 31,
2023, the Distributor received the following (amounts in thousands) from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
As of December 31, 2023, the Funds had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2023.
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the six months ended December 31, 2023, no material amounts have been deferred, and, therefore, have not been included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics,
Amount
Sycamore Established Value Fund ......................................................................... $ 4
Sycamore Small Company Opportunity Fund ................................................................. —(a)
(a) Rounds to less than $1 thousand.
In effect until
October 31, 2024
Class C Class Y
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.84% N/A
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 1.15%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
32
(Unaudited)
and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Stock Risk — The Fund is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2023.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and
Borrower or
Lender
Amount
Outstanding
at
December 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sycamore Established Value Fund ........................ Lender $ — $ 5,920 5.79% $ 23,199
Declared Paid
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
33
(Unaudited)
distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended June 30, 2023, the Funds had no capital loss carryforward for federal income tax purposes.
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments.
Transactions in affiliated securities during the six months ended December 31, 2023, were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
12/31/2023
Dividend
Income
Sycamore Small Company
Opportunity Fund
AdvanSix, Inc. ............... $ 44,529 $ 18,128 $ — $ — $ — $ (7,081) $ 55,576 $ 515
AMERISAFE, Inc. ............ 54,386 512 — — — (6,715) 48,183 4,302
Astec Industries, Inc. .......... 67,251 — (2,574) (1,360) — (10,679) 52,638 382
Kaiser Aluminum Corp. ........ 60,536 6,327 (1,348) (293) — (439) 64,783 1,367
Safety Insurance Group, Inc. ..... 57,734 4,600 (919) (252) — 4,188 65,351 1,568
ScanSource, Inc. ............. 43,778 — (7,629) 1,109 — 13,245 50,503 —
The E.W. Scripps Co., Class A .... 49,181 — (7,477) (13,792) — 5,646 33,558 —
Viad Corp. .................. 35,129 — (1,414) (590) — 12,668 45,793 —
$ 412,524 $ 29,567 $ (21,361) $ (15,178) $ — $ 10,833
$ 416,385
$ 8,134

Supplemental Information
December 31, 2023
Victory Portfolios
34
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863. Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases;  and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Sycamore Established Value Fund
Class A ............................... $ 1,000.00 $ 1,059.20 $ 1,020.56 $ 4.71 $ 4.62 0.91%
Class C ............................... 1,000.00 1,055.20 1,016.69 8.68 8.52 1.68%
Class I ................................ 1,000.00 1,060.80 1,022.17 3.06 3.00 0.59%
Class R ............................... 1,000.00 1,058.20 1,019.56 5.74 5.63 1.11%
Class R6 .............................. 1,000.00 1,061.00 1,022.42 2.80 2.75 0.54%
Class Y ............................... 1,000.00 1,060.40 1,021.82 3.42 3.35 0.66%
Sycamore Small Company Opportunity Fund
Class A ............................... 1,000.00 1,073.20 1,018.75 6.62 6.44 1.27%
Class I ................................ 1,000.00 1,075.30 1,020.61 4.69 4.57 0.90%
Class R ............................... 1,000.00 1,072.40 1,017.85 7.55 7.35 1.45%
Class R6 .............................. 1,000.00 1,075.70 1,020.86 4.43 4.32 0.85%
Class Y ............................... 1,000.00 1,074.80 1,020.16 5.16 5.03 0.99%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios
35
(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2023.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether additions of or revisions to breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for ad-
ministration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board noted that each Fund’s advisory fee structure contained at least one breakpoint. The Board also found that each Fund’s Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund’s prospectus.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
36
(Unaudited)
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Sycamore Established Value Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Sycamore Small Company Opportunity Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, underperformed the peer median group for the one-year period, and outperformed the peer group median for the three-, five- and ten-year periods.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds;
The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Portfolios
37
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Portfolios
38
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
39
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VP-SMF-SAR (12/23)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)       Not applicable.
(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))
that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)
Not applicable.
(a)(2)
Not applicable.
(a)(3) Not applicable.
(a)(4) Not applicable.
(b)     Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)
Not applicable.
(a)(2)
Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Victory Portfolios

By (Signature and Title)* /s/ Allan Shaer
                                            Allan Shaer, Treasurer and Principal Financial Officer

Date March 1, 2024________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James K. De Vries
                                                James K. De Vries, President and Principal Executive Officer

Date March 1, 2024___

By (Signature and Title)* /s/ Allan Shaer
                                                Allan Shaer, Treasurer and Principal Financial Officer

Date March 1, 2024_________________________